                                                      --------------------------
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                                                      --------------------------
                                                      OMB Number: 3235-0570
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08918
                                    --------------------------------------------

                           The Hirtle Callaghan Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, Suite 500,
West Conshohocken, PA                                                  19428
--------------------------------------------------------------     -------------
        (Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:___  (614) 470-8000
                                                       -------------------------
Date of fiscal year end:        6/30/04
                         -------------------------------

Date of reporting period:      12/31/03
                          ------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

--
                                                                             --

-------------------------------------------------------------  ------------------
                THE HIRTLE CALLAGHAN TRUST                   - Semi-Annual Report
-------------------------------------------------------------  ------------------

                               December 31, 2003

We are pleased to present the December 31, 2003 Semi-annual report for The Hirtle Callaghan Trust.

The Hirtle Callaghan Trust (the "Trust"), a diversified open-end management investment company, was organized by Hirtle Callaghan & Co., Inc. to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for the clients Hirtle Callaghan serves. The Trust currently consists of eight separate investment portfolios (the "Portfolios"). Day-to-day portfolio management services are provided to each of the Trust's Portfolios by one or more independent money management organizations (specialist managers), selected by, and under the general supervision of, the Trust's Board of Trustees.

Shares of the Trust are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

--
                     -----------------------------------------------------------
                                 The Portfolios

  The Value Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.

  The Growth Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.

  The Small Capitalization Equity Portfolio, seeks capital appreciation by investing in a diversified portfolio of equity securities of small-capitalization companies.

  The International Equity Portfolio, seeks total return by investing in a diversified portfolio of equity securities of companies based in developed countries other than the United States of America.

  The Fixed Income Portfolio, seeks current income by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.

  The Intermediate Term Municipal Bond Portfolio, seeks current income exempt from Federal income tax by investing in securities issued by municipalities and related entities.

  The Fixed Income II Portfolio, seeks to achieve above-average total return over a market cycle of three to five years by investing primarily in fixed income securities, including U.S. Government securities, investment grade corporate bonds and mortgage-backed or asset-backed securities.

  The High Yield Bond Portfolio, seeks to achieve above-average total return over a market cycle of three to five years by investing in high yield securities (commonly referred to as "junk bonds").

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments -- December 31, 2003 (Unaudited)

                    Security
Shares             Description                Value
------             -----------             -----------
        Common Stocks -- 97.19%
        Institutional Capital Corp. -- 55.47%
        Aerospace/Defense -- 2.72%
106,050 Lockheed Martin Corp.............. $ 5,450,970
 88,669 United Technologies Corp..........   8,403,161
                                           -----------
                                            13,854,131
                                           -----------
        Banking -- 5.22%
161,000 BankAmerica Corp..................  12,949,230
150,500 MBNA Corp.........................   3,739,925
168,100 Wells Fargo & Co..................   9,899,409
                                           -----------
                                            26,588,564
                                           -----------
        Beverages -- 1.41%
154,700 Pepsico, Inc......................   7,212,114
                                           -----------
        Broadcasting & Television -- 1.53%
167,000 Clear Channel Communications, Inc.   7,820,610
                                           -----------
        Cable -- 1.66%
257,755 Comcast Corp., Class - A (b)......   8,472,407
                                           -----------
        Chemicals -- 1.69%
 30,000 Air Products & Chemicals, Inc.....   1,584,900
153,000 DuPont E.I. DeNemours & Co........   7,021,170
                                           -----------
                                             8,606,070
                                           -----------
        Computer Systems -- 1.00%
221,504 Hewlett Packard Co................   5,087,947
                                           -----------
        Construction Materials & Supplies -- 0.78%
145,350 Masco Corp........................   3,984,044
                                           -----------
        Consumer Products -- 0.88%
 92,550 Clorox Co.........................   4,494,228
                                           -----------
        Electronic Components & Instruments -- 1.47%
 31,900 Agilent Technologies, Inc.........     932,756
226,371 Koninklijke Philips Electronics
         NV - ADR.........................   6,585,132
                                           -----------
                                             7,517,888
                                           -----------
        Financial Services -- 5.53%
282,714 Citigroup, Inc....................  13,722,937
 62,350 Goldman Sachs Group, Inc..........   6,155,816
142,400 Morgan Stanley....................   8,240,688
                                           -----------
                                            28,119,441
                                           -----------
        Health Care -- 0.67%
134,750 Caremark Rx, Inc. (b).............   3,413,218
                                           -----------
        Home Products -- 0.47%
 60,850 The Estee Lauder Cos., Class - A..   2,388,971
                                           -----------
        Hotels & Lodging -- 1.70%
389,600 Cendant Corp......................   8,676,392
                                           -----------
        Insurance -- 4.69%
148,100 American International Group, Inc.   9,816,068
181,303 MetLife, Inc......................   6,104,472

                      Security
Shares               Description                 Value
------               -----------              ------------
        Insurance (continued)
475,600 Travelers Property & Casualty Corp.,
         Class - A........................... $  7,980,568
                                              ------------
                                                23,901,108
                                              ------------
        Manufacturing -- 1.62%
 16,450 Deere & Co...........................    1,070,073
 13,050 Johnson Controls, Inc................    1,515,366
214,850 Tyco International, Ltd..............    5,693,525
                                              ------------
                                                 8,278,964
                                              ------------
        Media -- 2.25%
565,050 Liberty Media Corp., Class - A (b)...    6,718,444
263,650 Time Warner, Inc. (b)................    4,743,064
                                              ------------
                                                11,461,508
                                              ------------
        Metals -- .88%
 95,800 Alcan Aluminum, Ltd..................    4,497,810
                                              ------------
        Oil & Gas -- 5.53%
231,450 BP PLC...............................   11,422,057
148,884 Conoco, Inc..........................    9,762,323
165,800 Occidental Petroleum Corp............    7,003,392
                                              ------------
                                                28,187,772
                                              ------------
        Pharmaceuticals -- 4.44%
138,250 Abbott Laboratories..................    6,442,450
118,350 Aventis S.A..........................    7,841,871
 64,050 MedImmune, Inc. (b)..................    1,626,870
190,700 Pfizer, Inc..........................    6,737,431
                                              ------------
                                                22,648,622
                                              ------------
        Publishing & Printing -- 1.26%
 71,932 Gannett Co., Inc.....................    6,413,457
                                              ------------
        Retail -- 3.01%
 76,250 Lowe's Cos., Inc.....................    4,223,487
 98,400 Noble Corp. (b)......................    3,520,752
126,000 Staples, Inc. (b)....................    3,439,800
108,617 Target Corp..........................    4,170,893
                                              ------------
                                                15,354,932
                                              ------------
        Telecommunications -- 2.33%
281,750 BellSouth Corp.......................    7,973,525
277,400 Motorola, Inc........................    3,903,018
                                              ------------
                                                11,876,543
                                              ------------
        Utilities -- 2.73%
138,300 Entergy Corp.........................    7,901,079
137,700 Public Service Enterprise Group, Inc.    6,031,260
                                              ------------
                                                13,932,339
                                              ------------
        Total - Institutional Capital Corp.
         (cost $226,089,345).................  282,789,080
                                              ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                    Security
Shares             Description                Value
------             -----------             ------------
       Common Stock (continued)
       SSgA Funds Management, Inc. -- 41.72%
       Advertising/Marketing -- 0.06%
14,500 Interpublic Group of Cos., Inc. (b) $    226,200
   499 Lamar Advertising Co. (b)..........       18,623
 1,497 Valassis Communications, Inc. (b)..       43,937
                                           ------------
                                                288,760
                                           ------------
       Aerospace/Defense -- 0.32%
   300 Alliant Techsystems, Inc. (b)......       17,328
 3,156 Boeing Co..........................      132,994
 4,747 Goodrich Corp......................      140,938
11,153 Lockheed Martin Corp...............      573,264
 6,920 Northrop Grumman Corp..............      661,553
 3,312 Rockwell Collins, Inc..............       99,459
                                           ------------
                                              1,625,536
                                           ------------
       Airlines & Services -- 0.04%
 4,045 Delta Air Lines, Inc...............       47,771
10,089 Southwest Airlines Co..............      162,837
                                           ------------
                                                210,608
                                           ------------
       Auto Parts -- 0.25%
 1,300 American Axle & Manufacturing
        Holdings, Inc. (b)................       52,546
 2,212 Autoliv, Inc.......................       83,282
 1,000 BorgWarner, Inc....................       85,070
 6,195 Dana Corp..........................      113,678
18,101 Delphi Automotive Systems Corp.....      184,811
 6,867 Genuine Parts Co...................      227,984
 2,530 Lear Corp..........................      155,165
   300 O'Reilly Automotive, Inc. (b)......       11,508
 4,350 Paccar, Inc........................      370,273
                                           ------------
                                              1,284,317
                                           ------------
       Automobile Production -- 0.42%
70,821 Ford Motor Co......................    1,133,136
18,391 General Motors Corp., Class - H....      982,079
   809 Navistar International Corp. (b)...       38,743
                                           ------------
                                              2,153,958
                                           ------------
       Banking -- 6.22%
 2,800 American Capital Strategies........       83,244
14,097 AmSouth Bancorp....................      345,377
 2,890 Associated Banc-Corp...............      123,259
 3,134 Astoria Financial Corp.............      116,585
 2,902 BancorpSouth, Inc..................       68,835
60,034 Bank of America Corp...............    4,828,534
 2,515 Bank of Hawaii Corp................      106,133
26,161 Bank of New York Co., Inc..........      866,452
45,850 Bank One Corp......................    2,090,302
 6,446 Banknorth Group, Inc...............      209,688
22,489 BB&T Corp..........................      868,975
   615 BOK Financial, Corp. (b)...........       23,813
 2,900 Capital One Financial Corp.........      177,741

                   Security
Shares            Description               Value
------            -----------            ------------
       Banking (continued)
   800 Capitol Federal Financial........ $     28,848
 9,183 Charter One Financial, Inc.......      317,273
 7,800 CIT Group, Inc...................      280,410
 1,684 City National Corp...............      104,610
 4,655 Colonial BankGroup, Inc..........       80,625
 6,987 Comerica, Inc....................      391,691
   200 Commerce Bancorp, Inc............       10,536
 2,520 Commerce Bancshares, Inc.........      123,530
 5,072 Compass Bancshares, Inc..........      199,380
 2,166 Cullen/Frost Bankers, Inc........       87,875
   500 First Bancorp....................       19,775
 1,734 First Midwest Bancorp, Inc.......       56,199
 4,700 First Tennessee National Corp....      207,270
 2,920 FirstMerit Corp..................       78,752
42,170 FleetBoston Financial Corp.......    1,840,721
 1,680 FNB Corp.........................       59,556
 4,549 Fulton Financial Corp............       99,669
 4,650 GreenPoint Financial Corp........      164,238
 6,336 Hibernia Corp....................      148,959
 1,602 Hudson City Bancorp, Inc.........       61,164
 1,557 Hudson United Bancorp............       57,531
 9,000 Huntington Bancshares, Inc.......      202,500
 1,831 Independence Community Bank Corp.       65,861
 1,000 International Bancshares Corp....       47,150
 9,531 Janus Capital Group, Inc.........      156,404
 1,400 Jefferies Group, Inc.............       46,228
17,100 KeyCorp..........................      501,372
 2,636 M & T Bank Corp..................      259,119
 9,048 Marshall & Ilsley Corp...........      346,086
11,200 MBNA Corp........................      278,320
 9,925 Mellon Financial Corp............      318,692
 2,900 Mercantile Bankshares Corp.......      132,182
22,312 National City Corp...............      757,269
 8,110 National Commerce Financial Corp.      221,241
 4,499 North Fork Bancorp., Inc.........      182,075
 7,320 Northern Trust Corp..............      339,794
 2,315 Old National Bancorp.............       52,898
   457 Park National Corp...............       51,710
   900 People's Bank....................       29,340
11,277 PNC Bank Corp....................      617,190
 3,760 Popular, Inc.....................      168,974
 3,600 Sky Financial Group, Inc.........       93,384
12,256 SouthTrust Corp..................      401,139
11,750 Sovereign Bancorp, Inc...........      279,063
 9,866 SunTrust Banks, Inc..............      705,419
 1,000 Synovus Financial Corp...........       28,920
 1,107 TCF Financial Corp...............       56,844
 1,800 Trustmark Corp...................       52,686
76,949 U.S. Bancorp.....................    2,291,541
 7,795 Union Planters Corp..............      245,465
 2,103 UnionBanCal Corp.................      121,007
 1,700 United Bankshares, Inc...........       53,040

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
Shares                Description                   Value
------                -----------                ------------
       Common Stock (continued)
       SSgA Funds Management, Inc. (continued)
       Banking (continued)
 2,683 Valley National Bancorp.................. $     78,344
51,385 Wachovia Corp............................    2,394,026
 2,596 Washington Federal, Inc..................       73,726
37,319 Washington Mutual, Inc...................    1,497,238
 1,700 Webster Financial Corp...................       77,962
63,399 Wells Fargo Co...........................    3,733,566
   900 West America Bankcorp....................       44,730
 1,500 Whitney Holding Corp.....................       61,485
 2,741 Wilmington Trust Corp....................       98,676
 3,560 Zions Bancorp............................      218,335
                                                 ------------
                                                   31,708,551
                                                 ------------
       Beverages -- 0.29%
 1,120 Adolph Coors Co., Class - B..............       62,832
 1,200 Brown-Forman Corp., Class - B............      112,140
12,744 Coca-Cola Co.............................      646,758
 6,600 Coca-Cola Enterprises, Inc...............      144,342
 2,780 Constellation Brands, Inc., Class - A (b)       91,545
 1,000 Pepsi Bottling Group, Inc................       24,180
 2,207 PepsiAmericas, Inc.......................       37,784
 7,800 PepsiCo, Inc.............................      363,636
                                                 ------------
                                                    1,483,217
                                                 ------------
       Biotechnology -- 0.04%
 1,134 ICOS Corp. (b)...........................       46,812
   400 Laboratory Corp. of America
        Holdings (b)............................       14,780
 6,102 Millenium Pharmaceuticals (b)............      113,924
   900 Protein Design Labs, Inc. (b)............       16,110
                                                 ------------
                                                      191,626
                                                 ------------
       Broadcasting -- 0.53%
   412 Cablevision Systems Corp. (b)............        9,637
11,153 Clear Channel Communications, Inc........      522,295
48,096 Comcast Corp., Class - A (b).............    1,580,915
 6,305 Cox Communications, Inc., Class - A (b)..      217,207
   500 Cox Radio, Inc. (b)......................       12,615
   157 Entercom Communications Corp. (b)........        8,315
   900 Entravision Communications Corp.,
        Class - A (b)...........................        9,990
 1,100 Hearst-Argyle Television, Inc............       30,316
14,091 Hughes Electronics Corp. (b).............      233,206
 1,600 Radio One, Inc. (b)......................       30,880
 2,800 UnitedGlobalCom, Inc. (b)................       23,744
   340 Univision Communications, Inc.,
        Class - A (b)...........................       13,495
                                                 ------------
                                                    2,692,615
                                                 ------------
       Business Services -- 0.09%
 1,000 Equifax, Inc.............................       24,500
   100 Global Payments, Inc.....................        4,712

                      Security
Shares               Description                  Value
------               -----------               ------------
       Business Services (continued)
 5,358 IKON Office Solutions, Inc............. $     63,546
   847 Manpower, Inc..........................       39,877
 2,200 Polycom, Inc. (b)......................       42,944
 5,400 Sabre Holdings Corp....................      116,586
12,100 ServiceMaster Co.......................      140,965
 1,700 Viad Corp..............................       42,500
                                               ------------
                                                    475,630
                                               ------------
       Casinos/Gaming -- 0.06%
 1,549 Harrah's Entertainment, Inc............       77,094
   775 Mandalay Resort Group..................       34,658
 1,700 MGM Grand, Inc. (b)....................       63,937
11,700 Park Place Entertainment Corp. (b).....      126,711
   600 Wynn Resorts, Ltd. (b).................       16,806
                                               ------------
                                                    319,206
                                               ------------
       Chemicals -- 1.12%
 9,021 Air Products & Chemicals, Inc..........      476,579
 2,200 Airgas, Inc............................       47,256
 2,195 Cabot Corp.............................       69,889
 1,400 Cytec Industries, Inc. (b).............       53,746
33,049 Dow Chemical Co........................    1,373,847
35,679 E.I. Du Pont De Nemours & Co...........    1,637,309
 3,186 Eastman Chemical Co....................      125,943
 4,650 Engelhard Corp.........................      139,268
   975 International Flavors & Fragrance, Inc.       34,047
 1,919 Lubrizol Corp..........................       62,406
10,700 Monsanto Co............................      307,946
 6,792 PPG Industries, Inc....................      434,824
 9,126 Praxair, Inc...........................      348,613
 6,433 Rohm & Haas Co.........................      274,753
 4,900 Sherwin-Williams Co....................      170,226
 1,473 Sigma-Aldrich Corp.....................       84,226
 1,916 Valspar Corp...........................       94,689
                                               ------------
                                                  5,735,567
                                               ------------
       Clothing/Apparel -- 0.22%
 8,100 Burlington Industries, Inc.............      448,578
 4,800 Jones Apparel Group, Inc...............      169,104
 4,292 Liz Claiborne, Inc.....................      152,194
 3,899 Nordstrom, Inc.........................      133,736
 1,500 Polo Ralph Lauren Corp.................       43,200
   100 Talbots, Inc...........................        3,078
 3,400 VF Corp................................      147,016
                                               ------------
                                                  1,096,906
                                               ------------
       Computer Software & Services -- 0.49%
   800 Acxiom Corp. (b).......................       14,856
   500 Affiliated Computer Services, Inc. (b).       27,230
 1,200 Applera Corp...........................       24,852
 4,460 Autodesk, Inc..........................      109,627
 1,200 Automatic Data Processing, Inc.........       47,532

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
Shares                Description                  Value
------                -----------               ------------
        Common Stock (continued)
        SSgA Funds Management, Inc. (continued)
        Computer Software & Services (continued)
    300 Avocent Corp. (b)...................... $     10,956
  4,300 Bearing Point, Inc. (b)................       43,387
    817 BMC Software, Inc. (b).................       15,237
  3,800 Brocade Communications Systems,
         Inc. (b)..............................       21,964
  8,200 Cadence Design Systems, Inc. (b).......      147,436
  2,161 Ceridian Corp. (b).....................       45,251
  1,200 CheckFree Corp. (b)....................       33,180
  4,100 Computer Associates International, Inc.      112,094
  7,257 Computer Sciences Corp. (b)............      320,977
 13,310 Compuware Corp. (b)....................       80,392
  1,000 DoubleClick, Inc. (b)..................       10,220
    300 DST Systems, Inc. (b)..................       12,528
 17,925 Electronic Data Systems Corp...........      439,880
    200 Gtech Holdings Corp....................        9,898
  1,300 Imation Corp...........................       45,695
  2,300 Integrated Device Technology, Inc. (b).       39,491
  4,115 InterActive Corp., Inc. (b)............      139,622
  4,600 Maxtor Corp. (b).......................       51,060
  3,547 NCR Corp. (b)..........................      137,624
    600 Network Associates, Inc. (b)...........        9,024
  7,600 Novell, Inc. (b).......................       79,952
  8,300 PeopleSoft, Inc. (b)...................      189,240
  7,500 Siebel Systems, Inc. (b)...............      104,025
  2,400 Storage Technology Corp. (b)...........       61,800
    800 SunGard Data Systems, Inc. (b).........       22,168
  1,091 Symbol Technologies, Inc...............       18,427
  2,869 Unisys Corp. (b).......................       42,605
  2,100 Verisign, Inc. (b).....................       34,230
  1,676 WebMD Corp. (b)........................       15,067
                                                ------------
                                                   2,517,527
                                                ------------
        Computer Systems -- 0.23%
 15,046 3Com Corp. (b).........................      122,926
 14,705 Apple Computer, Inc. (b)...............      314,246
  3,900 Ingram Micro, Inc. (b).................       62,010
127,900 Sun Microsystems, Inc. (b).............      574,271
  2,021 Tech Data Corp. (b)....................       80,213
                                                ------------
                                                   1,153,666
                                                ------------
        Conglomerates -- 1.63%
  3,604 3M Co..................................      306,448
  3,651 ALLETE, Inc............................      111,721
 62,056 Altria Group, Inc......................    3,377,087
  6,700 Dover Corp.............................      266,325
  5,842 Fortune Brands, Inc....................      417,645
  1,400 Hawaiian Electric Industries, Inc......       66,318
 33,057 Honeywell International, Inc...........    1,105,095
    251 ITT Industries, Inc....................       18,627
  1,655 Pentair, Inc...........................       75,634

                  Security
Shares           Description               Value
------           -----------            ------------
       Conglomerates (continued)
16,679 Raytheon Co..................... $    501,037
 6,571 Rockwell International Corp.....      233,928
 2,567 SPX Corp. (b)...................      150,965
 1,449 Teleflex, Inc...................       70,030
 1,954 Temple-Inland, Inc..............      122,457
 4,497 Textron, Inc....................      256,599
11,326 United Technologies Corp........    1,073,365
 3,000 W.W. Grainger, Inc..............      142,170
                                        ------------
                                           8,295,451
                                        ------------
       Construction Materials & Supplies -- 0.42%
 1,300 Carlisle Cos., Inc..............       79,118
13,772 Caterpillar, Inc................    1,143,351
   700 Florida Rock Industries, Inc....       38,395
 3,106 Fluor Corp......................      123,122
 1,234 Lafarge Corp....................       50,002
 1,837 Martin Marietta Materials, Inc..       86,284
13,005 Masco Corp......................      356,467
 4,288 RPM International, Inc..........       70,580
 1,036 Timken Co.......................       20,782
 3,670 Vulcan Materials Co.............      174,582
                                        ------------
                                           2,142,683
                                        ------------
       Consumer Goods & Services -- 0.02%
 1,200 Blyth, Inc......................       38,664
   400 Church & Dwight Co., Inc........       15,840
 1,447 Dial Corp.......................       41,196
                                        ------------
                                              95,700
                                        ------------
       Consumer Products & Services -- 0.01%
   700 The Scotts Co. (b)..............       41,412
                                        ------------
       Containers & Packaging -- 0.07%
   508 Avery Dennison Corp.............       28,458
   321 Ball Corp.......................       19,122
 1,786 Bemis Co., Inc..................       89,301
 3,988 Owens-Illinois, Inc. (b)........       47,417
 2,149 Packaging Corp. of America......       46,977
 2,724 Pactiv Corp. (b)................       65,104
 3,454 Sonoco Products Co..............       85,037
                                        ------------
                                             381,416
                                        ------------
       Electronic Components & Instruments -- 2.12%
17,793 Agilent Technologies, Inc. (b)..      520,267
 6,800 American Power Conversion Corp..      166,260
   600 AMETEK, Inc.....................       28,956
 6,300 Applied Micro Circuits Corp. (b)       37,674
 2,860 Arrow Electronics, Inc. (b).....       66,180
 8,500 Atmel Corp. (b).................       51,085
 5,038 Avnet, Inc. (b).................      109,123
 1,920 AVX Corp........................       31,910
 2,929 Diebold, Inc....................      157,785
 2,800 Duquesne Light Holdings, Inc....       51,352
 3,000 Eaton Corp......................      323,940

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                     Security
Shares              Description                Value
------              -----------             ------------
        Common Stock (continued)
        SSgA Funds Management, Inc. (continued)
        Electronic Components & Instruments (continued)
 14,253 Emerson Electric Co................ $    922,882
  2,451 Energizer Holdings, Inc. (b).......       92,060
  7,087 General Dynamics Corp..............      640,594
122,315 Hewlett Packard Co.................    2,809,575
  2,146 Hubbell, Inc., Class - B...........       94,639
 32,493 International Business Machines
         Corp..............................    3,011,450
  1,400 International Rectifier Corp. (b)..       69,174
  2,800 Intersil Holding Corp..............       69,580
    600 Jabil Circuit, Inc. (b)............       16,980
  3,521 Johnson Controls, Inc..............      408,859
 12,200 Micron Technology, Inc. (b)........      164,334
    559 Molex, Inc.........................       19,504
  4,686 Parker-Hannifin Corp...............      278,817
  2,400 PerkinElmer, Inc...................       40,968
 11,500 Sanmina-SCI Corp. (b)..............      145,015
 17,971 Solectron Corp. (b)................      106,209
  2,330 Tektronix, Inc.....................       73,628
  5,300 Thermo Electron Corp. (b)..........      133,560
  6,555 Vishay Intertechnology, Inc. (b)...      150,110
                                            ------------
                                              10,792,470
                                            ------------
        Entertainment -- 0.29%
  2,853 Metro-Goldwyn-Mayer, Inc. (b)......       48,758
 61,325 The Walt Disney Co.................    1,430,712
                                            ------------
                                               1,479,470
                                            ------------
        Financial Services -- 5.06%
  2,120 A.G. Edwards, Inc..................       76,808
  5,230 Allied Capital Corp................      145,812
  3,110 Ambac Financial Group, Inc.........      215,803
 11,820 American Express Co................      570,079
  3,708 Americredit Corp. (b)..............       59,068
  3,900 Bear Stearns Cos., Inc.............      311,805
206,038 Citigroup, Inc.....................   10,001,084
  5,300 Convergys Corp. (b)................       92,538
  6,618 Countrywide Credit Industries, Inc.      501,975
  2,100 Deluxe Corp........................       86,793
    833 Downey Financial Corp..............       41,067
  7,400 E*TRADE Group, Inc. (b)............       93,610
  6,736 Franklin Resources, Inc............      350,676
 21,537 Freddie Mac........................    1,256,038
    400 Friedman, Billings, Ramsey Group,
         Inc...............................        9,232
  5,011 Golden West Financial Corp.........      517,085
 11,436 Goldman Sachs Group, Inc...........    1,129,076
 11,419 Hartford Financial Services Group,
         Inc...............................      674,064
  1,894 IndyMac Mortgage Holdings, Inc.....       56,422
  4,600 Instinet Group, Inc. (b)...........       23,690

                     Security
Shares              Description                 Value
------              -----------              ------------
       Financial Services (continued)
   700 Interactive Data Corp. (b)........... $     11,592
81,394 J.P. Morgan Chase & Co...............    2,989,601
11,458 John Hancock Financial Services, Inc.      429,675
 1,334 LaBranche & Co., Inc.................       15,568
   412 Legg Mason, Inc......................       31,798
 9,813 Lehman Brothers Holdings, Inc........      757,760
37,195 Merrill Lynch & Co., Inc.............    2,181,487
 2,924 MGIC Investment Corp.................      166,493
38,886 Morgan Stanley.......................    2,250,333
 2,100 Nationwide Financial Services, Inc...       69,426
 3,937 New York Community Bancorp...........      149,803
 1,600 Provident Financial Group, Inc.......       51,120
 5,800 Providian Financial Corp. (b)........       67,512
 1,450 Raymond James Financial, Inc.........       54,665
 8,884 Regions Financial Corp...............      330,485
   200 Student Loan Corp....................       29,200
 1,094 T. Rowe Group, Inc...................       51,867
                                             ------------
                                               25,851,110
                                             ------------
       Food -- Retail -- 0.28%
13,700 Albertson's, Inc.....................      310,305
30,552 Kroger Co. (b).......................      565,517
17,600 Safeway, Inc. (b)....................      385,616
 5,393 Supervalu, Inc.......................      154,186
 3,100 Winn-Dixie Stores, Inc...............       30,845
                                             ------------
                                                1,446,469
                                             ------------
       Food Processing -- 0.68%
21,205 Archer-Daniels-Midland Co............      322,740
 5,081 Campbell Soup Co.....................      136,171
21,691 ConAgra Foods, Inc...................      572,425
 6,150 Dean Foods Co. (b)...................      202,151
 3,700 Del Monte Foods Co. (b)..............       38,480
 7,199 General Mills, Inc...................      326,115
 8,237 H.J. Heinz Co........................      300,074
 1,500 Hershey Foods Corp...................      115,485
 2,809 Hormel Foods Corp....................       72,500
 1,900 J.M. Smucker Co......................       86,051
 5,000 Kellogg Co...........................      190,400
11,028 Kraft Foods, Inc.....................      355,322
 1,848 McCormick & Co., Inc.................       55,625
   500 Performance Food Group Co. (b).......       18,085
18,403 Sara Lee Corp........................      399,529
 3,074 Smithfield Foods, Inc. (b)...........       63,632
   800 Tootsie Roll Industries, Inc.........       28,800
 8,518 Tyson Foods, Inc., Class - A.........      112,778
 1,029 William Wrigley Jr. Co...............       57,840
                                             ------------
                                                3,454,203
                                             ------------
       Funeral Services  --  0.01%
11,140 Service Corp. International (b)......       60,045
                                             ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                      Security
Shares               Description                  Value
------               -----------               ------------
       Common Stock (continued)
       SSgA Funds Management, Inc. (continued)
       Furniture & Fixtures  --  0.08%
 1,200 Ethan Allen Interiors, Inc............. $     50,256
 1,427 Hillenbrand Industry, Inc..............       88,560
 1,258 HON Industries, Inc....................       54,497
 5,040 Leggett & Platt, Inc...................      109,014
 1,300 Mohawk Industries, Inc. (b)............       91,702
                                               ------------
                                                    394,029
                                               ------------
       Health Care  --  0.30%
 3,284 Anthem, Inc. (b).......................      246,299
 1,000 Community Health Systems, Inc. (b).....       26,580
 4,100 HCA, Inc...............................      176,136
 1,200 Health Net, Inc. (b)...................       39,240
 6,656 Humana, Inc. (b).......................      152,090
 3,042 Manor Care, Inc........................      105,162
 4,640 McKesson Corp..........................      149,222
 6,126 Medco Health Solutions, Inc. (b).......      208,223
 1,476 Omnicare, Inc..........................       59,616
   700 Renal Care Group, Inc. (b).............       28,840
15,100 Tenet Healthcare Corp. (b).............      242,355
 1,525 Triad Hospitals, Inc. (b)..............       50,737
   200 Universal Health Services, Inc.........       10,744
   700 Wellchoice, Inc. (b)...................       24,150
                                               ------------
                                                  1,519,394
                                               ------------
       Homebuilding/Development  --  0.20%
 1,600 Centex Corp............................      172,240
 4,353 D. R. Horton, Inc......................      188,311
   400 Hovnanian Enterprises, Class - A (b)...       34,824
 1,700 KB Home................................      123,284
 2,074 Lennar Corp............................      199,104
   800 MDC Holdings, Inc......................       51,600
 1,942 Pulte Homes, Inc.......................      181,810
 1,932 Toll Brothers, Inc. (b)................       76,816
                                               ------------
                                                  1,027,989
                                               ------------
       Hotels & Lodging  --  0.23%
31,362 Cendant Corp...........................      698,432
 6,970 Hilton Hotels Corp.....................      119,396
 3,439 Marriott International, Inc., Class - A      158,882
 5,597 Starwood Hotels & Resorts Worldwide,
        Inc...................................      201,324
                                               ------------
                                                  1,178,034
                                               ------------
       Household Products & Appliances  --  0.71%
 1,579 Alberto-Culver Co., Class - B..........       99,603
 7,994 Avon Products, Inc.....................      539,515
 2,787 Clorox Co..............................      135,337
 2,400 Colgate-Palmolive Co...................      120,120
   276 Estee Lauder Cos., Inc., Class - A.....       10,836
15,717 Gillette Co............................      577,285
 4,130 Newell Rubbermaid, Inc.................       94,040

                    Security
Shares             Description                Value
------             -----------             ------------
       Household Products & Appliances (continued)
18,746 Procter & Gamble Co................ $  1,872,350
 2,090 Whirlpool Corp.....................      151,839
                                           ------------
                                              3,600,925
                                           ------------
       Insurance  --  2.21%
 3,416 Aetna, Inc.........................      230,853
 7,623 AFLAC, Inc.........................      275,800
   112 Alleghany Corp. (b)................       24,920
28,285 Allstate Corp......................    1,216,821
 1,309 American Financial Group, Inc......       34,636
45,125 American International Group, Inc..    2,990,884
   400 American National Insurance Co.....       33,748
 9,983 Aon Corp...........................      238,993
 7,387 Chubb Corp.........................      503,055
 5,763 Cigna Corp.........................      331,373
 5,346 Cincinnati Financial Corp..........      223,890
   800 CNA Financial Corp. (b)............       19,280
   900 Erie Indemnity, Inc................       38,142
 4,961 Fidelity National Financial, Inc...      192,388
 2,500 First American Financial Corp......       74,425
 1,371 HCC Insurance Holdings, Inc........       43,598
 5,855 Jefferson-Pilot Corp...............      296,556
 1,766 Leucadia National Corp.............       81,413
 7,167 Lincoln National Corp..............      289,332
 5,096 Loews Corp.........................      251,997
   279 Markel Corp. (b)...................       70,729
 5,756 MBIA, Inc..........................      340,928
 1,000 Mercury General Corp...............       46,550
13,531 MetLife, Inc.......................      455,589
 1,632 MONY Group, Inc. (b)...............       51,065
   500 Odyssey Re Holdings Corp...........       11,275
 7,248 Old Republic International Corp....      183,809
 1,500 PacifiCare Health Systems, Inc. (b)      101,400
 3,566 PMI Group, Inc.....................      132,762
11,497 Principal Financial Group..........      380,206
 2,631 Protective Life Corp...............       89,033
 3,380 Radian Group, Inc..................      164,775
 1,100 Reinsurance Group of America, Inc..       42,515
 5,100 SAFECO Corp........................      198,543
 8,425 St. Paul Cos., Inc.................      334,051
 1,100 StanCorp Financial Group, Inc......       69,168
 4,570 Torchmark Corp.....................      208,118
   722 Transatlantic Holdings, Inc........       58,338
34,142 Travelers Property Casualty Corp.,
        Class - B.........................      579,390
 1,669 Unitrin, Inc.......................       69,113
11,395 UnumProvident Corp.................      179,699
 2,325 W.R. Berkley.......................       81,259
   300 WellPoint Health Networks, Inc. (b)       29,097
    47 Wesco Financial Corp...............       16,544
                                           ------------
                                             11,286,060
                                           ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                    Security
Shares             Description                Value
------             -----------             ------------
        Common Stock (continued)
        SSgA Funds Management, Inc. (continued)
        Machinery, Tools & Engineering -- 0.30%
  2,650 AGCO Corp. (b).................... $     53,371
  1,263 AptarGroup, Inc...................       49,257
  2,363 Arvinmeritor, Inc.................       56,996
  1,914 Crane Co..........................       58,836
  1,300 Cummins, Inc......................       63,622
    300 Danaher Corp......................       27,525
  9,634 Deere & Co........................      626,691
    200 Donaldson Company, Inc............       11,832
  3,534 Illinois Tool Works, Inc..........      296,538
    300 Jacobs Engineering Group, Inc. (b)       14,403
  1,035 Lancaster Colony Corp.............       46,741
    100 MSC Industrial Direct Co., Inc.,
         Class - A........................        2,750
  1,000 Novellus Systems (b)..............       42,050
    760 Pall Corp.........................       20,391
  2,521 Snap-On, Inc......................       81,277
  2,500 Stanley Works.....................       94,675
                                           ------------
                                              1,546,955
                                           ------------
        Manufacturing -- 0.02%
  1,500 Harsco Corp.......................       65,730
  1,400 Worthington Industries, Inc.......       25,242
                                           ------------
                                                 90,972
                                           ------------
        Media -- 1.20%
  4,122 Fox Entertainment Group, Inc. (b).      120,156
  6,910 Gemstar-TV Guide International,
         Inc. (b).........................       34,896
 71,047 Liberty Media Corp., Class - A (b)      844,749
    600 Media General, Inc................       39,060
    452 Meredith Corp.....................       22,062
 40,900 Sirius Satellite Radio, Inc. (b)..      129,244
173,402 Time Warner, Inc. (b).............    3,119,501
 37,623 Viacom, Inc., Class - B (b).......    1,669,709
  4,700 XM Satellite Radio Holdings,
         Class - A (b)....................      123,892
                                           ------------
                                              6,103,269
                                           ------------
        Medical Equipment & Supplies -- 0.09%
    600 Andrx Corp. (b)...................       14,424
  3,200 Apogent Technologies, Inc. (b)....       73,728
  1,877 Bausch & Lomb, Inc................       97,416
  1,968 Becton, Dickinson & Co............       80,964
    172 C.R. Bard, Inc....................       13,975
    600 Henry Schein, Inc. (b)............       40,548
  1,600 Invitrogen Corp. (b)..............      112,000
    100 STERIS Corp. (b)..................        2,260
                                           ------------
                                                435,315
                                           ------------
        Metals -- 0.40%
 33,638 Alcoa, Inc........................    1,278,245
  5,900 Newmont Mining Corp...............      286,799

                    Security
Shares             Description               Value
------             -----------            ------------
        Metals (continued)
  3,100 Nucor Corp....................... $    173,600
  1,900 Phelps Dodge Corp. (b)...........      144,571
  2,235 Precision Castparts Corp.........      101,491
  1,460 Rowan Companies, Inc. (b)........       33,828
    300 Southern Peru Copper Corp........       14,148
                                          ------------
                                             2,032,682
                                          ------------
        Office Equipment -- 0.14%
 12,162 Office Depot, Inc. (b)...........      203,227
  3,170 Pitney Bowes, Inc................      128,765
  1,510 Steelcase, Inc...................       21,684
 24,700 Xerox Corp. (b)..................      340,860
                                          ------------
                                               694,536
                                          ------------
        Oil & Gas -- 4.35%
  2,400 AGL Resources, Inc...............       69,840
  2,840 Amerada Hess Corp................      151,003
  5,500 Anadarko Petroleum Corp..........      280,555
  6,545 Apache Corp......................      530,800
  2,852 Ashland, Inc.....................      125,659
  2,900 Baker Hughes, Inc................       93,264
  1,200 Chesapeake Energy Corp...........       16,296
 42,776 ChevronTexaco Corp...............    3,695,418
 27,294 ConocoPhillips...................    1,789,668
    200 Cooper Cameron Corp. (b).........        9,320
  9,358 Devon Energy Corp................      535,839
  1,001 Diamond Offshore Drilling, Inc...       20,531
  3,587 ENSCO International, Inc.........       97,459
  2,374 Equitable Resources, Inc.........      101,892
267,315 Exxon Mobil Corp.................   10,959,914
    200 Grant Prideco, Inc. (b)..........        2,604
  1,500 Halliburton Co...................       39,000
  1,876 Helmerich & Payne, Inc...........       52,397
  4,000 Kerr-McGee Corp..................      185,960
  1,300 Key Energy Services, Inc. (b)....       13,403
  5,923 Lyondell Chemical Co.............      100,395
 12,440 Marathon Oil Corp................      411,640
  4,694 MDU Resources Group, Inc.........      111,764
  2,998 Murphy Oil Corp..................      195,799
  1,300 National-Oilwell, Inc. (b).......       29,068
    839 Newfield Exploration Co. (b).....       37,369
  1,330 Noble Energy Inc.................       59,092
 15,291 Occidental Petroleum Corp........      645,892
  3,300 ONEOK, Inc.......................       72,864
  1,200 Peabody Energy Corp..............       50,052
  1,349 People's Energy Corp.............       56,712
  4,300 Pioneer Natural Resources Co. (b)      137,299
  2,456 Pogo Producing Co................      118,625
  1,200 Premcor, Inc. (b)................       31,200
  2,270 Pride International, Inc. (b)....       42,313
    600 Smith International, Inc. (b)....       24,912
  3,083 Sunoco, Inc......................      157,695
  1,600 UGI Corp.........................       54,240

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                     Security
Shares              Description                 Value
------              -----------              ------------
       Common Stock (continued)
       SSgA Funds Management, Inc. (continued)
       Oil & Gas (continued)
 4,352 United States Steel Corp............. $    152,407
10,418 Unocal Corp..........................      383,695
 4,918 Valero Energy Corp...................      227,900
 1,000 Varco International, Inc. (b)........       20,630
 3,103 Vectren Corp.........................       76,489
   700 Western Gas Resources, Inc...........       33,075
   900 Westport Resources Corp. (b).........       26,874
 1,800 WGL Holdings, Inc....................       50,022
 3,224 XTO Energy, Inc......................       91,239
                                             ------------
                                               22,170,084
                                             ------------
       Paper Products -- 0.63%
 1,404 Boise Cascade Corp...................       46,135
 1,946 Bowater, Inc.........................       90,119
 9,860 Georgia-Pacific Corp.................      302,406
19,284 International Paper Co...............      831,333
14,313 Kimberly-Clark Corp..................      845,756
 7,893 MeadWestvaco Corp....................      234,817
 2,375 Rayonier, Inc........................       98,586
 9,800 Smurfit-Stone Container Corp. (b)....      181,986
 8,862 Weyerhaeuser Co......................      567,168
                                             ------------
                                                3,198,306
                                             ------------
       Pharmaceuticals -- 1.03%
 2,207 AmerisourceBergen Corp...............      123,923
38,943 Bristol-Myers Squibb Co..............    1,113,770
 2,382 Human Genome Sciences, Inc. (b)......       31,562
 7,100 King Pharmaceuticals, Inc. (b).......      108,346
50,209 Merck & Co., Inc.....................    2,319,655
   800 Neurocrine Biosciences, Inc. (b).....       43,632
58,421 Schering-Plough Corp.................    1,015,941
 1,600 Valeant Pharmaceuticals International       40,240
 3,778 Watson Pharmaceuticals, Inc. (b).....      173,788
 6,400 Wyeth................................      271,680
                                             ------------
                                                5,242,537
                                             ------------
       Photography/Imaging Technology -- 0.06%
11,630 Eastman Kodak Co.....................      298,542
                                             ------------
       Publishing & Printing -- 0.44%
 3,000 Belo (A.H.) Corp.....................       85,020
10,787 Gannett Co., Inc.....................      961,769
   250 Harte-Hanks, Inc.....................        5,438
 2,764 Knight-Ridder, Inc...................      213,851
 1,808 Lee Enterprises, Inc.................       78,919
   664 McClatchy Co., Class - A.............       45,683
   979 McGraw-Hill Companies, Inc...........       68,452
 2,038 New York Times Co., Class - A........       97,396
 4,322 R.R. Donnelley & Sons Co.............      130,308
 2,925 Readers Digest Association, Inc......       42,881
 1,037 Scholastic Corp. (b).................       35,299

                    Security
Shares             Description                 Value
------             -----------              ------------
       Publishing & Printing (continued)
 6,844 Tribune Co.......................... $    353,150
   135 Washington Post Co..................      106,839
                                            ------------
                                               2,225,005
                                            ------------
       Railroads -- 0.36%
14,730 Burlington Northern Santa Fe Corp...      476,516
 8,382 CSX Corp............................      301,249
15,680 Norfolk Southern Corp...............      370,832
10,150 Union Pacific Corp..................      705,222
                                            ------------
                                               1,853,819
                                            ------------
       Real Estate -- 0.13%
 3,101 AMB Property Corp...................      101,961
 3,963 Kimco Realty Corp...................      177,344
   600 LNR Property Corp...................       29,706
 7,203 Plum Creek Timber Co., Inc..........      219,331
 1,000 Ryland Group, Inc...................       88,640
 3,060 Trizec Properties...................       47,124
                                            ------------
                                                 664,106
                                            ------------
       Real Estate Investment Trusts -- 1.02%
 3,452 Annaly Mortgage Management, Inc.....       63,517
 3,804 Apartment Investment & Management
        Co.................................      131,238
 7,200 Archstone-Smith Trust...............      201,456
 2,111 Arden Realty, Inc...................       64,048
 2,500 AvalonBay Communities, Inc..........      119,500
 2,766 Boston Properties, Inc..............      133,294
 2,058 BRE Properties, Class - A...........       68,737
 1,300 Camden Property Trust...............       57,590
 1,967 CarrAmerica Realty Corp.............       58,577
 4,194 Catellus Development Corp...........      101,159
   800 CBL & Associates Properties, Inc....       45,200
   900 Centerpoint Properties Corp.........       67,410
 1,100 Chelsea Property Group, Inc.........       60,291
   868 Cousins Properties, Inc.............       26,561
 2,906 Crescent Real Estate Equities Co....       49,780
 3,216 Developers Diversified Realty Corp..      107,961
 5,400 Duke Realty Corp....................      167,400
15,930 Equity Office Properties Trust......      456,394
10,971 Equity Residential Properties Trust.      323,753
 1,900 Federal Realty Investment Trust.....       72,941
 1,054 Forest City Enterprises, Class - A..       50,076
 8,517 General Growth Properties, Inc......      236,347
 2,498 Health Care Property Investors, Inc.      126,898
 1,600 Healthcare Realty Trust, Inc........       57,200
 2,450 Hospitality Properties Trust........      101,136
11,249 Host Marriott Corp. (b).............      138,588
 6,000 HRPT Properties Trust...............       60,540
 4,042 iStar Financial, Inc................      157,234
 3,213 Liberty Property Trust..............      124,986
 2,500 Macerich Co.........................      111,250

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                    Security
Shares             Description                 Value
------             -----------              ------------
       Common Stock (continued)
       SSgA Funds Management, Inc. (continued)
       Real Estate Investment Trusts (continued)
 2,167 Mack-Cali Realty Corp............... $     90,191
   900 Mills Corp..........................       39,600
 4,003 New Plan Excel Realty Trust.........       98,754
 1,500 Pan Pacific Retail Properties, Inc..       71,475
 6,519 ProLogis Trust......................      209,195
 4,000 Public Storage, Inc.................      173,560
 1,600 Realty Income Corp..................       64,000
 1,000 Regency Centers Corp................       39,850
 3,062 Rouse Co............................      143,914
 1,900 Shurgard Storage Centers, Class - A.       71,535
 5,200 Simon Property Group, Inc...........      240,967
 2,800 Thornburg Mortgage, Inc.............       76,160
 5,074 United Dominion Realty Trust, Inc...       97,421
 3,200 Vornado Realty Trust................      175,200
 1,900 Weinharten Realty Investors.........       84,265
                                            ------------
                                               5,217,149
                                            ------------
       Recreation -- 0.06%
   903 Blockbuster, Inc....................       16,209
 3,563 Brunswick Corp......................      113,410
 5,659 Hasbro, Inc.........................      120,424
   200 International Speedway Corp.........        8,932
 1,400 Regal Entertainment Group, Class - A       28,728
                                            ------------
                                                 287,703
                                            ------------
       Restaurants -- 0.29%
   810 CBRL Group, Inc.....................       30,991
51,126 McDonald's Corp.....................    1,269,458
   560 Outback Steakhouse, Inc.............       24,758
 3,982 Wendy's International, Inc..........      156,253
                                            ------------
                                               1,481,460
                                            ------------
       Retail -- 0.74%
 7,010 AutoNation, Inc. (b)................      128,774
 1,400 Barnes & Noble, Inc. (b)............       45,990
 2,300 Big Lots, Inc. (b)..................       32,683
 2,361 Borders Group, Inc. (b).............       51,753
 7,827 Circuit City Stores, Inc............       79,288
   200 Claire's Stores, Inc................        3,768
11,153 Costco Wholesale Cos. (b)...........      414,669
15,594 CVS Corp............................      563,254
 1,100 Darden Restaurants, Inc.............       23,144
 7,506 Federated Department Stores, Inc....      353,758
 5,874 Foot Locker, Inc....................      137,745
 1,700 Furniture Brands International, Inc.       49,861
10,699 J.C. Penney Co......................      281,170
 2,000 La-Z-Boy, Inc.......................       41,960
11,613 May Department Stores, Inc..........      337,590
   400 Micheal Stores, Inc.................       17,680
 1,368 Nieman Marcus Group, Inc.,
        Class - A (b)......................       73,421

                     Security
Shares              Description                 Value
------              -----------              ------------
        Retail (continued)
    670 Pier 1 Imports, Inc................. $     14,646
  1,562 Reebok International Ltd............       61,418
    800 Regis Corp..........................       31,616
    500 Rent-A-Center, Inc. (b).............       14,940
  4,000 Rite Aid Corp. (b)..................       24,160
  4,671 Saks, Inc. (b)......................       70,252
 10,261 Sears, Roebuck & Co.................      466,772
 17,771 The Limited, Inc....................      320,411
  8,600 Toys "R" Us, Inc. (b)...............      108,704
                                             ------------
                                                3,749,427
                                             ------------
        Semiconductors -- 0.07%
  9,249 Advanced Micro Devices, Inc. (b)....      137,810
  2,000 Cypress Semiconductor Corp. (b).....       42,720
    900 Emulex Corp. (b)....................       24,012
  2,100 Fairchild Semicon Intl. (b).........       52,437
  8,372 LSI Logic Corp. (b).................       74,260
  1,000 National Semiconductor Corp. (b)....       39,410
                                             ------------
                                                  370,649
                                             ------------
        Telecommunications -- 2.92%
 16,498 ADC Telecommunications, Inc. (b)....       48,999
  1,900 Advanced Fibre Communications,
         Inc. (b)...........................       38,285
 12,598 Alltel Corp.........................      586,815
  5,200 American Tower Corp. (b)............       56,264
 31,363 AT&T Corp...........................      636,669
 49,201 AT&T Wireless Services, Inc. (b)....      393,116
 16,700 Avaya, Inc. (b).....................      216,098
 74,047 BellSouth Corp......................    2,095,530
  5,676 CenturyTel, Inc.....................      185,151
  9,839 Ciena Corp. (b).....................       65,331
 11,360 Citizens Communications Co. (b).....      141,091
  2,800 Comverse Technology, Inc. (b).......       49,252
 25,600 Corning, Inc. (b)...................      267,008
  1,700 Crown Castle International Corp. (b)       18,751
  1,751 Harris Corp.........................       66,450
  1,169 IDT Corp. (b).......................       25,893
  1,400 L-3 Communications Holdings,
         Inc. (b)...........................       71,904
 20,200 Level 3 Communications, Inc. (b)....      115,140
164,725 Lucent Technologies, Inc. (b).......      467,819
 54,566 Motorola, Inc.......................      767,744
  1,764 NTL, Inc. (b).......................      123,039
  1,112 PanAmSat Corp. (b)..................       23,975
 41,800 Qwest Communications International,
         Inc. (b)...........................      180,576
133,104 SBC Communications, Inc.............    3,470,021
  5,633 Scientific-Atlanta, Inc.............      153,781
 36,059 Sprint Corp.........................      592,089
  1,444 Telephone & Data Systems, Inc.......       90,322
  9,185 Tellabs, Inc. (b)...................       77,430
    357 U.S. Cellular Corp. (b).............       12,674

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                      Security
Shares               Description                  Value
------               -----------               ------------
        Common Stock (continued)
        SSgA Funds Management, Inc. (continued)
        Telecommunications (continued)
110,148 Verizon Communications, Inc........... $  3,863,991
    100 West Corp. (b)........................        2,323
                                               ------------
                                                 14,903,531
                                               ------------
        Tobacco -- 0.09%
  1,500 Carolina Group........................       37,860
  3,451 R.J. Reynolds Tobacco Holdings,
         Inc..................................      200,676
  6,545 UST, Inc..............................      233,591
                                               ------------
                                                    472,127
                                               ------------
        Transportation -- 0.14%
  1,826 CNF, Inc..............................       61,901
  7,325 FedEx Corp............................      494,438
  1,200 J.B. Hunt Transport Services, Inc. (b)       32,412
  2,187 Ryder Systems, Inc....................       74,686
    600 Swift Transportation Co., Inc. (b)....       12,612
  1,066 Tidewater, Inc........................       31,852
  1,000 Werner Enterprises, Inc...............       19,490
                                               ------------
                                                    727,391
                                               ------------
        Utilities -- 2.42%
  4,371 Alliant Energy Corp...................      108,838
  6,590 Ameren Corp...........................      303,140
 15,610 American Electric Power, Inc..........      476,261
 16,800 Calpine Corp. (b).....................       80,808
 11,247 Centerpoint Energy, Inc...............      108,983
  7,127 Cinergy Corp..........................      276,599
  8,888 Consolidated Edison, Inc..............      382,273
  6,733 Constellation Energy Group, Inc.......      263,664
  6,567 Detroit Edison Co.....................      258,740
 12,738 Dominion Resources, Inc...............      813,067
  5,342 DPL, Inc..............................      111,541
 35,994 Duke Power Co., Inc...................      736,077
 10,212 Dynegy, Inc. (b)......................       43,707
 11,226 Edison International (b)..............      246,186
 23,715 El Paso Energy Corp...................      194,226
  5,933 Energy East Corp......................      132,899
  9,094 Entergy Corp..........................      519,540
 13,025 Exelon Corp...........................      864,339
 12,197 FirstEnergy Corp......................      429,334
  7,304 Florida Power & Light, Inc............      477,828
  2,600 Great Plains Energy, Inc..............       82,732
  6,190 KeySpan Corp..........................      227,792
    651 Kinder Morgan, Inc....................       38,474
  2,400 National Fuel Gas Co..................       58,656
  1,609 NICOR, Inc............................       54,770
 10,312 NiSource, Inc.........................      226,245
  5,298 Northeast Utilities...................      106,861
  2,169 NSTAR.................................      105,197
  3,507 OGE Energy Corp.......................       84,834

                      Security
 Shares              Description               Value
 ------              -----------            ------------
          Utilities (continued)
    6,483 Pepco Holdings, Inc.............. $    126,678
   16,200 PG&E Corp. (b)...................      449,874
    1,200 Piedmont Natural Gas Co..........       52,152
    3,398 Pinnacle West Capital Corp.......      135,988
    7,108 PPL Corp.........................      310,975
    8,470 Progress Energy, Inc.............      383,352
    9,000 Public Service Enterprise Group,
           Inc.............................      394,200
    3,983 Puget Energy, Inc................       94,676
    3,368 Questar Corp.....................      118,385
   10,064 Reliant Resources, Inc. (b)......       74,071
    4,398 SCANA Corp.......................      150,632
    7,850 Sempra Energy....................      235,971
   28,802 Southern Co......................      871,261
    7,500 Teco Energy, Inc.................      108,075
      562 Texas Genco Holdings, Inc........       18,265
   13,131 TXU Corp.........................      311,467
   20,611 Williams Companies, Inc..........      202,400
    4,710 Wisconsin Energy Corp............      157,550
    1,600 WPS Resources Corp...............       73,968
   15,670 Xcel Energy, Inc.................      266,077
                                            ------------
                                              12,349,628
                                            ------------
          Waste Disposal -- 0.12%
    3,840 Allied Waste Industries, Inc. (b)       53,299
    3,862 Philadelphia Suburban Corp.......       85,350
    6,057 Republic Services, Inc...........      155,241
   10,361 Waste Management, Inc............      306,686
                                            ------------
                                                 600,576
                                            ------------
          Total -- SSgA Funds Management,
           Inc.
           (cost $182,826,438).............  212,700,319
                                            ------------
          Total Common Stocks
           (cost $408,915,783).............  495,489,399
                                            ------------
          Federal National Mortgage Association -- 1.71%
          Institutional Capital Corp. -- 1.71%
8,700,000 Federal National Mortgage
           Association, 0.800%*, 1/2/04....    8,700,000
                                            ------------
          Total Federal National Mortgage
           Association
           (cost $8,699,807)...............    8,700,000
                                            ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Value Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                         Security
 Shares                 Description                 Value
 ------                 -----------               ---------
          Short-Term Investments -- 1.15%
          Institutional Capital Corp. -- 0.10%
          Repurchase Agreements -- 0.10%
  504,711 Liquidity Management Control System
           Bank Sweep Repurchase Agreement,
           dated 12/31/03, due 1/2/04 at 0.25%
           with a maturity value of $504,718
           (collateralized by U.S. Treasury Bond;
           market value $509,203)................   504,711
                                                  ---------
          SSgA Funds Management, Inc. -- 1.05%
          Money Market Mutual Fund -- 1.05%
5,379,487 Alliance Money Market Fund Prime
           Portfolio............................. 5,379,487
                                                  ---------
          Total Short-Term Investments
           (cost $5,884,198)..................... 5,884,198
                                                  ---------
          U.S. Treasure Bills -- 0.08%
          SSgA Funds Management, Inc. -- 0.08%
  405,000 United States Treasury Bills, 0.92%*,
           3/11/04...............................   404,340
                                                  ---------

                      Security
Shares               Description                    Value
------               -----------                ------------
       Total U.S. Treasure Bills
        (cost $404,315)........................      404,340
                                                ------------
       Total Investments (cost $423,904,103)
        (a) -- 100.13%.........................  510,477,937
       Liabilities in excess of other assets --
         (0.13)%...............................     (637,292)
                                                ------------
       Net Assets -- 100.00%................... $509,840,645
                                                ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $95,474,994
                    Unrealized depreciation....  (8,901,160)
                                                -----------
                    Net unrealized appreciation $86,573,834
                                                ===========

(b) Represents non-income producing securities.
*  Rate disclosed represents yield effective at purchase.

   ADR -- American Depository Receipt
   PLC -- Public Limited Company

Futures

SSgA Funds Management, Inc.

 Number
   Of                                    Market   Expiration Unrealized
Contracts    Future Contracts Long       Value       Date       Gain
---------    ---------------------     ---------- ---------- ----------
    5     Russell 1000 Future......... $1,484,750 March 2003  $ 48,665
    5     Russell 1000 Value..........  1,440,375 March 2003    43,043
   28     S&P MidCap 400 E-Mini Future  1,613,080 March 2003    26,321
   29     S&P 500 E-Mini Future.......  1,610,225 March 2003    48,806
                                                              --------
          Total Unrealized Gain.......                        $166,835
                                                              ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments -- December 31, 2003 (Unaudited)

                      Security
 Shares              Description               Value
 ------              -----------            ------------
          Common Stocks -- 98.01%
          Jennison Associates LLC -- 59.03%
          Automobiles -- 0.55%
   69,900 Harley-Davidson, Inc............. $  3,322,347
                                            ------------
          Biotechnology -- 4.26%
  180,400 Amgen, Inc. (b)..................   11,148,720
   75,000 Genentech, Inc. (b)..............    7,017,750
   90,600 Gilead Sciences, Inc. (b)........    5,267,484
   90,500 MedImmune, Inc. (b)..............    2,298,700
                                            ------------
                                              25,732,654
                                            ------------
          Capital Markets -- 2.19%
   68,900 Goldman Sachs Group, Inc.........    6,802,497
  109,500 Merrill Lynch & Co...............    6,422,175
                                            ------------
                                              13,224,672
                                            ------------
          Commercial Services & Supplies -- 0.63%
   55,700 Apollo Group, Inc., Class - A (b)    3,787,600
                                            ------------
          Communications Equipment -- 2.67%
  543,100 Cisco Systems, Inc. (b)..........   13,191,899
   57,100 Motorola, Inc....................      803,397
   63,400 Nokia Corp. - ADR................    1,077,800
   19,800 QUALCOMM, Inc....................    1,067,814
                                            ------------
                                              16,140,910
                                            ------------
          Computer Systems/Peripherals -- 3.91%
  249,900 Dell, Inc. (b)...................    8,486,604
  391,700 EMC Corp./MASS (b)...............    5,060,764
  158,500 Hewlett Packard Co...............    3,640,745
   69,300 International Business Machines
           Corp............................    6,422,724
                                            ------------
                                              23,610,837
                                            ------------
          Consumer Finance -- 1.72%
  215,100 American Express Co..............   10,374,273
                                            ------------
          Diversified Financial Services -- 1.57%
  195,066 Citigroup, Inc...................    9,468,504
                                            ------------
          Electronic Equipment & Instruments -- 1.17%
  242,000 Agilent Technologies (b).........    7,076,080
                                            ------------
          Energy Equipment & Services -- 1.66%
  107,300 BJ Services Co. (b)..............    3,852,070
  113,000 Schlumberger, Ltd................    6,183,360
                                            ------------
                                              10,035,430
                                            ------------
          Food & Staples Retailing -- 2.47%
   98,900 Costco Wholesale Corp. (b).......    3,677,102
  136,200 Wal-Mart Stores, Inc.............    7,225,410
   59,700 Whole Foods Market, Inc. (b).....    4,007,661
                                            ------------
                                              14,910,173
                                            ------------
          Health Care Equipment & Supplies -- 0.97%
   25,900 Alcon, Inc. (b)..................    1,567,986
   88,900 Medtronic, Inc...................    4,321,429
                                            ------------
                                               5,889,415
                                            ------------

                      Security
 Shares              Description                Value
 ------              -----------             ------------
          Health Care Providers & Services -- 0.42%
  100,600 Caremark Rx, Inc. (b)............. $  2,548,198
                                             ------------
          Hotels, Restaurants & Leisure -- 2.21%
   38,900 Marriott International, Inc.,
           Class - A........................    1,797,180
  183,400 McDonald's Corp...................    4,553,822
  212,100 Starbucks Corp. (b)...............    7,012,026
                                             ------------
                                               13,363,028
                                             ------------
          Household Durables -- 0.14%
   11,800 Harman International Industries,
           Inc..............................      872,964
                                             ------------
          Industrial Conglomerates -- 2.20%
   47,300 3M Co.............................    4,021,919
  298,900 General Electric Co...............    9,259,922
                                             ------------
                                               13,281,841
                                             ------------
          Insurance -- 0.77%
   70,562 American International Group, Inc.    4,676,849
                                             ------------
          Internet & Catalog Retail -- 1.43%
   78,300 eBay, Inc. (b)....................    5,057,397
  106,000 InterActiveCorp (b)...............    3,596,580
                                             ------------
                                                8,653,977
                                             ------------
          Internet Software & Services -- 0.93%
  124,600 Yahoo!, Inc. (b)..................    5,628,182
                                             ------------
          Media -- 4.15%
   73,300 Clear Channel Communications,
           Inc..............................    3,432,639
  120,597 Hughes Electronics Corp. (b)......    1,995,874
  152,500 Univision Communications, Inc.,
           Class - A (b)....................    6,052,725
  305,776 Viacom, Inc., Class - B...........   13,570,339
                                             ------------
                                               25,051,577
                                             ------------
          Oil & Gas -- 1.18%
   76,900 Total Fina Elf SA - ADR...........    7,114,019
                                             ------------
          Personal Products -- 0.78%
   69,400 Avon Products, Inc................    4,683,806
                                             ------------
          Pharmaceuticals -- 6.16%
   53,300 Allergan, Inc.....................    4,093,973
   84,400 AstraZeneca PLC, ADR..............    4,083,272
   28,700 Forest Laboratories, Inc. (b).....    1,773,660
   96,500 Novartis AG - ADR (b).............    4,428,385
  343,296 Pfizer, Inc.......................   12,128,647
   53,000 Roche Holdings AG - ADR (b).......    5,346,068
   94,800 Teva Pharmaceutical Industries,
           Ltd. - ADR.......................    5,376,108
                                             ------------
                                               37,230,113
                                             ------------
          Retail -- Specialty -- 3.74%
  185,800 Bed Bath & Beyond, Inc. (b).......    8,054,430
   92,800 Carmax, Inc. (b)..................    2,870,304

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
 Shares               Description                Value
 ------               -----------             ------------
          Common Stocks (continued)
          Jennison Associates LLC (continued)
          Retail -- Specialty (continued)
   68,300 Lowe's Cos., Inc................... $  3,783,137
  175,200 Tiffany & Co.......................    7,919,040
                                              ------------
                                                22,626,911
                                              ------------
          Semiconductors -- 6.48%
  186,300 Altera Corp. (b)...................    4,229,010
   65,400 Analog Devices, Inc................    2,985,510
  127,200 Applied Materials, Inc. (b)........    2,855,640
  410,800 Intel Corp.........................   13,227,759
   96,300 KLA-Tencor Corp. (b)...............    5,649,921
   23,800 MARVELL Technology Group, Ltd. (b)       902,734
  317,700 Texas Instruments, Inc.............    9,334,026
                                              ------------
                                                39,184,600
                                              ------------
          Software -- 3.90%
   78,100 Electronic Arts, Inc. (b)..........    3,731,618
  367,400 Microsoft Corp.....................   10,118,196
  128,700 PeopleSoft, Inc. (b)...............    2,934,360
  162,700 SAP AG - ADR.......................    6,761,812
                                              ------------
                                                23,545,986
                                              ------------
          Wireless Telecommunication Services -- 0.77%
  184,800 Vodafone Group PLC - ADR...........    4,627,392
                                              ------------
          Total - Jennison Associates LLC
           (cost $280,293,164)...............  356,662,338
                                              ------------
          SSgA Funds Management, Inc. -- 38.98%
          Advertising -- 0.16%
    3,300 DoubleClick, Inc. (b)..............       33,726
      906 Interpublic Group of Cos., Inc. (b)       14,134
    2,416 Lamar Advertising Co. (b)..........       90,165
    4,111 Monster Worldwide, Inc. (b)........       90,278
    8,319 Omnicom Group, Inc.................      726,498
                                              ------------
                                                   954,801
                                              ------------
          Aerospace/Defense -- 0.27%
    1,242 Alliant Techsystems, Inc. (b)......       71,738
   28,599 Boeing Co..........................    1,205,162
    4,100 Lockheed Martin Corp...............      210,740
    3,800 Rockwell Collins, Inc..............      114,114
    1,000 United Defense Industries, Inc. (b)       31,880
                                              ------------
                                                 1,633,634
                                              ------------
          Apparel -- 0.39%
    3,840 Abercrombie & Fitch Co. (b)........       94,886
    7,908 Coach, Inc. (b)....................      298,527
      616 Columbia Sportswear, Inc. (b)......       33,572
   29,000 Gap, Inc...........................      673,090
    7,122 Nike, Inc., Class - B..............      487,572
      100 Polo Ralph Lauren Corp.............        2,880
      400 Reebok International Ltd...........       15,728
    6,490 Ross Stores, Inc...................      171,531

                       Security
 Shares               Description                Value
 ------               -----------             ------------
          Apparel (continued)
      900 Talbots, Inc....................... $     27,702
      800 Timberland Co., Class - A (b)......       41,656
   22,250 TJX Companies, Inc.................      490,613
                                              ------------
                                                 2,337,757
                                              ------------
          Automotive -- 0.01%
    1,300 Navistar International Corp. (b)...       62,257
                                              ------------
          Banking -- 0.73%
    6,295 Capital One Financial Corp.........      385,821
    2,761 Commerce Bancorp, Inc..............      145,449
   21,807 Fifth Third Bancorp................    1,288,794
      900 First BanCorp Puerto Rico..........       35,595
      300 First Tennessee National Corp......       13,230
    1,100 Hudson City Bancorp, Inc...........       41,998
      200 Hudson United Bancorp..............        7,390
   34,856 MBNA Corp..........................      866,172
    8,200 Mellon Financial Corp..............      263,302
      500 Mercantile Bankshares Corp.........       22,790
    1,828 North Fork Bancorp., Inc...........       73,979
      600 Northern Trust Corp................       27,852
    1,600 Popular, Inc.......................       71,904
    4,586 Providian Financial Corp. (b)......       53,381
   18,011 SLM Corp...........................      678,654
    1,500 SouthTrust Corp....................       49,095
   12,220 Synovus Financial Corp.............      353,402
      900 Valley National Bancorp............       26,280
      400 Westamerica Bancorp................       19,880
                                              ------------
                                                 4,424,968
                                              ------------
          Biotechnology -- 0.90%
    2,420 Affymetrix, Inc. (b)...............       59,556
   56,408 Amgen, Inc. (b)....................    3,486,013
    7,922 Applera Corp. -- Applied Biosystems
           Group.............................      164,065
    3,635 Celgene Corp. (b)..................      163,648
    2,085 Cephalon, Inc. (b).................      100,935
    4,000 Chiron Corp. (b)...................      227,960
    8,480 Genzyme Corp. (b)..................      418,403
    8,806 Gilead Sciences, Inc. (b)..........      511,981
    2,700 Human Genome Sciences, Inc. (b)....       35,775
      900 ICOS Corp. (b).....................       37,152
    2,100 ImClone Systems, Inc. (b)..........       83,286
      500 Invitrogen Corp. (b)...............       35,000
    2,011 Pharmaceutical Product Development,
           Inc. (b)..........................       54,237
    2,800 Protein Design Labs, Inc. (b)......       50,120
                                              ------------
                                                 5,428,131
                                              ------------
          Business Services -- 0.49%
      675 Alliance Data Systems Corp. (b)....       18,684
    2,949 Aramark Corp.......................       80,862
    1,400 Avocent Corp. (b)..................       51,128
    1,606 BearingPoint, Inc. (b).............       16,205

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                         Security
 Shares                 Description                  Value
 ------                 -----------               ------------
          Common Stocks (continued)
          SSgA Funds Management, Inc. (continued)
          Business Services (continued)
    2,730 CDW Corp............................... $    157,685
    2,313 Certegy, Inc...........................       75,866
    3,739 ChoicePoint, Inc. (b)..................      142,419
    5,371 Cintas Corp............................      269,248
    3,416 Dun & Bradstreet Corp. (b).............      173,225
    8,440 Ecolab, Inc............................      231,003
    4,804 Equifax, Inc...........................      117,698
    1,811 Fair, Issac and Co., Inc...............       89,029
    1,300 Getty Images, Inc. (b).................       65,169
    1,100 Global Payments, Inc...................       51,832
      700 Hewitt Associates, Inc., Class - A (b).       20,930
      700 Interactive Data Corp. (b).............       11,592
    2,701 Iron Mountain, Inc. (b)................      106,798
    2,300 Manpower, Inc..........................      108,284
   14,299 Paychex, Inc...........................      531,922
    7,000 Pitney Bowes, Inc......................      284,339
    6,149 Robert Half International, Inc. (b)....      143,518
    1,600 The Corporate Executive Board Co. (b)..       74,672
    2,803 The Reynolds & Reynolds Co.............       81,427
    1,744 Viad Corp..............................       43,600
      700 West Corp. (b).........................       16,261
                                                  ------------
                                                     2,963,396
                                                  ------------
          Casinos/Gaming -- 0.14%
    2,900 Harrah's Entertainment, Inc............      144,333
   14,960 International Game Technology,
           Inc...................................      534,072
    1,300 Mandalay Resort Group..................       58,136
      940 MGM Mirage, Inc. (b)...................       35,353
    1,500 Station Casinos, Inc...................       45,945
      500 Wynn Resorts, Ltd. (b).................       14,005
                                                  ------------
                                                       831,844
                                                  ------------
          Chemicals -- 0.12%
      100 Cabot Corp.............................        3,184
    4,800 E.I. du Pont de Nemours & Co...........      220,272
    1,800 International Flavors & Fragrance, Inc.       62,856
    4,200 Praxair, Inc...........................      160,440
    1,500 Sigma-Aldrich Corp.....................       85,770
    3,900 The Dow Chemical Co....................      162,123
                                                  ------------
                                                       694,645
                                                  ------------
          Communications Equipment -- 0.16%
   14,895 ADC Telecommunications, Inc. (b).......       44,238
    1,600 ADTRAN, Inc............................       49,600
    1,400 Advanced Fibre Communications,
           Inc. (b)..............................       28,210
    3,600 American Tower Corp., Class - A (b)....       38,952
   11,480 Ciena Corp. (b)........................       76,227
    3,305 Comverse Technology, Inc. (b)..........       58,135

                       Security
 Shares               Description                 Value
 ------               -----------              -----------
          Communications Equipment (continued)
    1,600 Crown Castle International Corp. (b) $    17,648
    5,000 Foundry Networks, Inc. (b)..........     136,800
      900 Harris Corp.........................      34,155
    2,300 InterDigital Communications
           Corp. (b)..........................      47,472
   14,930 Juniper Networks, Inc. (b)..........     278,892
    1,600 L-3 Communications Holdings,
           Inc. (b)...........................      82,176
    6,948 Tellabs, Inc. (b)...................      58,572
                                               -----------
                                                   951,077
                                               -----------
          Computer Hardware -- 2.81%
    6,407 Brocade Communications Systems,
           Inc. (b)...........................      37,032
  306,671 Cisco Systems, Inc. (b).............   7,449,039
   99,631 Dell, Inc. (b)......................   3,383,469
   99,373 EMC Corp. (b).......................   1,283,899
    2,500 Emulex Corp. (b)....................      66,700
   35,298 International Business Machines
           Corp...............................   3,271,419
    2,788 Jack Henry & Associates, Inc........      57,377
    5,074 Lexmark International, Inc. (b).....     399,019
    3,000 Maxtor Corp. (b)....................      33,300
    4,300 McDATA Corp., Class - A (b).........      40,979
    1,300 National Instruments Corp...........      59,111
   13,437 Network Appliance, Inc. (b).........     275,862
    2,900 SanDisk Corp. (b)...................     177,306
   14,636 Solectron Corp. (b).................      86,499
    1,800 Storage Technology Corp. (b)........      46,350
    8,488 Symbol Technologies, Inc............     143,362
    8,300 Western Digital Corp. (b)...........      97,857
    4,600 Xerox Corp. (b).....................      63,480
                                               -----------
                                                16,972,060
                                               -----------
          Computer Services -- 1.28%
    1,800 Acxiom Corp. (b)....................      33,426
    4,395 Affiliated Computer Services, Inc.,
           Class - A (b)......................     239,352
    9,500 Amazon.com, Inc. (b)................     500,080
   24,650 Automatic Data Processing, Inc......     976,387
    3,000 Ceridian Corp. (b)..................      62,820
    2,600 Cognizant Tech Solutions Corp. (b)..     118,664
    3,251 DST Systems, Inc. (b)...............     135,762
   18,198 eBay, Inc. (b)......................   1,175,408
      800 FactSet Research Systems, Inc.......      30,568
   32,498 First Data Corp.....................   1,335,342
    8,060 Fiserv, Inc. (b)....................     318,451
    2,200 GTECH Holdings Corp.................     108,878
   10,114 IMS Health, Inc.....................     251,434
   13,847 InterActiveCorp (b).................     469,829
    2,300 NetScreen Technologies, Inc. (b)....      56,925
    3,324 RealNetworks, Inc. (b)..............      18,980

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                      Security
 Shares              Description                Value
 ------              -----------             ------------
          Common Stocks (continued)
          SSgA Funds Management, Inc. (continued)
          Computer Services (continued)
   11,645 SunGard Data Systems, Inc. (b).... $    322,683
    1,603 Total System Services, Inc........       49,901
   10,311 Unisys Corp. (b)..................      153,118
    6,063 Verisign, Inc. (b)................       98,827
   10,797 WebMD Corp. (b)...................       97,065
   23,339 Yahoo!, Inc. (b)..................    1,054,223
    1,650 Zebra Technologies Corp.,
           Class - A (b)....................      109,511
                                             ------------
                                                7,717,634
                                             ------------
          Computer Software -- 2.88%
   10,086 Adobe Systems, Inc................      396,380
      300 Autodesk, Inc.....................        7,374
   16,393 BEA Systems, Inc. (b).............      201,634
    9,611 BMC Software, Inc. (b)............      179,245
    2,815 Cadence Design Systems, Inc. (b)..       50,614
    6,929 Citrix Systems, Inc. (b)..........      146,964
   15,700 Computer Associates International,
           Inc..............................      429,238
      874 Compuware Corp. (b)...............        5,279
      762 Convergys Corp. (b)...............       13,305
    9,756 Electronic Arts, Inc. (b).........      466,142
    8,124 Intuit, Inc. (b)..................      429,841
      800 Leapfrog Enterprises, Inc. (b)....       21,224
    2,600 Macromedia, Inc. (b)..............       46,384
    3,477 Mercury Interactive Corp. (b).....      169,121
  390,648 Microsoft Corp....................   10,758,445
    5,800 Network Associates, Inc. (b)......       87,232
    6,900 Novell, Inc. (b)..................       72,588
  169,688 Oracle Corp. (b)..................    2,239,882
    5,909 PeopleSoft, Inc. (b)..............      134,725
    5,300 Red Hat, Inc. (b).................       99,481
    9,838 Siebel Systems, Inc. (b)..........      136,453
   12,994 Symantec Corp. (b)................      450,242
    6,120 Synopsys, Inc. (b)................      206,611
   18,328 Veritas Software Corp. (b)........      681,068
                                             ------------
                                               17,429,472
                                             ------------
          Conglomerates -- 2.43%
   30,260 Corning, Inc. (b).................      315,612
    1,600 Dover Corp........................       63,600
  436,494 General Electric Co...............   13,522,584
      500 Leucadia National Corp............       23,050
    8,213 United Technologies Corp..........      778,346
                                             ------------
                                               14,703,192
                                             ------------
          Construction Services -- 0.15%
    2,738 American Standard Cos., Inc. (b)..      275,717
      900 Centex Corp.......................       96,885
      400 D. R. Horton, Inc.................       17,304

                      Security
 Shares              Description                Value
 ------              -----------             ------------
          Construction Services (continued)
      300 Florida Rock Industries, Inc...... $     16,455
      200 Fluor Corp........................        7,928
    1,000 HON INDUSTRIES, Inc...............       43,320
      300 Hovnanian Enterprises, Inc.,
           Class - A (b)....................       26,118
    1,700 Jacobs Engineering Group, Inc. (b)       81,617
      300 Lennar Corp.......................       28,800
    7,000 Masco Corp........................      191,870
      221 NVR, Inc. (b).....................      102,986
      200 Vulcan Materials Co...............        9,514
                                             ------------
                                                  898,514
                                             ------------
          Consumer Products -- 1.19%
      200 Alberto-Culver Co., Class - B.....       12,616
    1,800 Autoliv, Inc......................       67,770
    3,500 Black & Decker Corp...............      172,620
    1,000 Church & Dwight Co., Inc..........       39,600
    3,900 Clorox Co.........................      189,384
   20,859 Colgate-Palmolive Co..............    1,043,993
      800 Energizer Holdings, Inc. (b)......       30,048
    6,713 Kimberly-Clark Corp...............      396,671
    3,304 Maytag Corp.......................       92,016
    7,900 Newell Rubbermaid, Inc............      179,883
   36,192 Procter & Gamble Co...............    3,614,858
    2,387 The Dial Corp.....................       67,958
    4,255 The Estee Lauder Cos., Inc.,
           Class - A........................      167,051
   27,458 The Gillette Co...................    1,008,532
      200 The Scotts Co., Class - A (b).....       11,832
      100 The Valspar Corp..................        4,942
    1,747 Weight Watchers International,
           Inc. (b).........................       67,032
                                             ------------
                                                7,166,806
                                             ------------
          Department Stores -- 1.37%
    2,255 Big Lots, Inc. (b)................       32,044
   12,474 Kohl's Corp. (b)..................      560,582
   39,970 Target Corp.......................    1,534,848
  116,135 Wal-Mart Stores, Inc..............    6,160,961
                                             ------------
                                                8,288,435
                                             ------------
          Drugs -- 5.67%
   68,304 Abbott Laboratories...............    3,182,966
    5,671 Allergan, Inc.....................      435,590
      750 American Pharmaceuticals Partners,
           Inc. (b).........................       25,200
    3,900 Amylin Pharmaceuticals, Inc. (b)..       86,658
    2,300 Andrx Corp. (b)...................       55,292
    2,135 Barr Laboratories, Inc. (b).......      164,288
   42,620 Bristol-Myers Squibb Co...........    1,218,932
   42,233 Eli Lilly & Co....................    2,970,247

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                        Security
 Shares                Description                  Value
 ------                -----------               ------------
          Common Stocks (continued)
          SSgA Funds Management, Inc. (continued)
          Drugs (continued)
    1,400 Endo Pharmaceuticals Holdings,
           Inc. (b)............................. $     26,964
      500 Eon Labs, Inc. (b)....................       25,475
   14,942 Forest Laboratories, Inc.,
           Class - A (b)........................      923,416
    8,987 Genentech, Inc. (b)...................      840,914
    6,275 IVAX Corp. (b)........................      149,847
  129,769 Johnson & Johnson.....................    6,703,867
    2,799 King Pharmaceuticals, Inc. (b)........       42,713
    1,081 Medicis Pharmaceutical Corp.,
           Class - A............................       77,075
   10,904 MedImmune, Inc. (b)...................      276,962
   43,391 Merck & Co., Inc......................    2,004,664
    5,551 Millennium Pharmaceuticals, Inc. (b)..      103,637
   12,018 Mylan Laboratories, Inc...............      303,575
      500 Neurocrine Biosciences, Inc. (b)......       27,270
  344,828 Pfizer, Inc...........................   12,182,772
    1,400 Pharmaceutical Resources, Inc. (b)....       91,210
    3,300 Sepracor, Inc. (b)....................       78,969
    3,403 SICOR, Inc. (b).......................       92,562
      605 Watson Pharmaceuticals, Inc. (b)......       27,830
   51,266 Wyeth Corp............................    2,176,242
                                                 ------------
                                                   34,295,137
                                                 ------------
          Electric Utilities -- 0.03%
   18,730 AES Corp. (b).........................      176,811
                                                 ------------
          Electronic Components & Instruments -- 0.21%
    2,575 Beckman Coulter, Inc..................      130,887
    4,706 Danaher Corp..........................      431,775
    1,100 Delphi Corp...........................       11,231
    2,266 Harman International Industries, Inc..      167,639
      900 MEMC Electronic Materials, Inc. (b)...        8,658
    1,444 Mettler-Toledo International, Inc. (b)       60,951
    2,155 Millipore Corp. (b)...................       92,773
    3,900 Pall Corp.............................      104,637
    1,989 PerkinElmer, Inc......................       33,952
    1,400 Thermo Electron Corp. (b).............       35,280
    5,610 Waters Corp. (b)......................      186,028
                                                 ------------
                                                    1,263,811
                                                 ------------
          Electronic Equipment -- 0.23%
    1,007 Agilent Technologies, Inc. (b)........       29,445
      500 AMETEK, Inc...........................       24,130
      800 Amphenol Corp., Class - A (b).........       51,144
      800 Arrow Electronics, Inc. (b)...........       18,512
    3,100 Emerson Electric Co...................      200,725
    2,155 Fisher Scientific International,
           Inc. (b).............................       89,152

                      Security
 Shares              Description                Value
 ------              -----------             ------------
          Electronic Equipment (continued)
    1,719 Integrated Device Technology,
           Inc. (b)......................... $     29,515
    6,255 Jabil Circuit, Inc. (b)...........      177,017
   60,600 JDS Uniphase Corp. (b)............      221,191
    5,151 Molex, Inc........................      179,718
      200 Pentair, Inc......................        9,140
    1,600 Polycom, Inc. (b).................       31,232
    9,517 Sanmina Corp. (b).................      120,009
      600 Tektronix, Inc....................       18,960
    8,412 Teradyne, Inc. (b)................      214,085
                                             ------------
                                                1,413,975
                                             ------------
          Energy -- 0.04%
      900 CONSOL Energy, Inc................       23,310
    3,380 Kinder Morgan, Inc................      199,758
                                             ------------
                                                  223,068
                                             ------------
          Entertainment -- 0.10%
      400 Blockbuster, Inc..................        7,180
    1,000 International Speedway Corp.,
           Class - A........................       44,660
    1,200 Marvel Enterprises, Inc. (b)......       34,932
   22,300 The Walt Disney Co................      520,259
                                             ------------
                                                  607,031
                                             ------------
          Financial Services -- 1.57%
      800 A.G. Edwards, Inc.................       28,984
      200 Ambac Financial Group, Inc........       13,878
   37,480 American Express Co...............    1,807,660
    1,921 AmeriCredit Corp. (b).............       30,602
    9,700 Ameritrade Holding Corp. (b)......      136,479
    5,197 Bank of New York Co., Inc.........      172,125
      800 BlackRock, Inc....................       42,488
   45,559 Charles Schwab Corp...............      539,419
    1,300 CheckFree Corp. (b)...............       35,945
   21,191 Concord EFS, Inc. (b).............      314,474
    4,014 Doral Financial Corp..............      129,572
    6,900 E*Trade Group, Inc. (b)...........       87,285
    2,886 Eaton Vance Corp..................      105,743
   42,834 Fannie Mae........................    3,215,119
    3,120 Federated Investors, Inc..........       91,603
    6,961 Freddie Mac.......................      405,966
    3,000 Friedman, Billings, Ramsey Group,
           Inc..............................       69,240
    7,772 H & R Block, Inc..................      430,336
    2,767 Investors Financial Services Corp.      106,280
      200 Jefferies Group, Inc..............        6,604
      584 LaBranche & Co., Inc..............        6,815
    2,500 Legg Mason, Inc...................      192,950
      936 Lehman Brothers Holdings, Inc.....       72,278
    5,505 Moody's Corp......................      333,328

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                      Security
 Shares              Description                Value
 ------              -----------             ------------
          Common Stocks (continued)
          SSgA Funds Management, Inc. (continued)
          Financial Services (continued)
    4,000 Morgan Stanley Dean Witter & Co... $    231,480
    4,066 New York Community Bancorp, Inc...      154,711
      800 Nuveen Investments, Class - A.....       21,328
    3,100 SEI Investments Co................       94,457
    3,100 T. Rowe Price Group, Inc..........      146,971
    1,773 TCF Financial Corp................       91,044
      200 The Chicago Mercantile Exchange...       14,472
    3,143 Waddell & Reed Financial, Inc.....       73,735
    4,400 Wells Fargo & Co..................      259,116
                                             ------------
                                                9,462,487
                                             ------------
          Food & Beverages -- 2.15%
   36,307 Anheuser-Busch Cos., Inc..........    1,912,653
      214 Brown-Forman Corp., Class - B.....       19,998
    4,200 Campbell Soup Co..................      112,560
   79,952 Coca-Cola Co......................    4,057,565
    2,400 Coca-Cola Enterprises, Inc........       52,488
      767 Constellation Brands, Inc. (b)....       25,257
    3,600 Del Monte Foods Co. (b)...........       37,440
    8,191 General Mills, Inc................      371,052
    6,500 H.J. Heinz Co.....................      236,795
    2,085 Hershey Foods Corp................      160,524
    5,400 Kellogg Co........................      205,632
    3,760 McCormick & Co., Inc..............      113,176
    6,439 Pepsi Bottling Group, Inc.........      155,695
   66,578 PepsiCo, Inc......................    3,103,867
    1,300 Performance Food Group Co. (b)....       47,021
   14,000 Sara Lee Corp.....................      303,940
   16,881 Starbucks Corp. (b)...............      558,086
   28,340 Sysco Corp........................    1,055,098
      142 Tootsie Roll Industries, Inc......        5,112
    2,288 Whole Foods Market, Inc. (b)......      153,593
    5,800 William Wrigley Jr., Co...........      326,018
                                             ------------
                                               13,013,570
                                             ------------
          Forest Products & Papers -- 0.04%
    4,270 Avery Dennison Corp...............      239,205
                                             ------------
          Health Care -- 0.83%
    3,269 AdvancePCS (b)....................      172,146
    2,500 Aetna, Inc........................      168,950
    2,441 AmerisourceBergen Corp............      137,062
    2,305 Anthem, Inc. (b)..................      172,875
    2,300 Apria Healthcare Group, Inc. (b)..       65,481
   19,430 Cardinal Health, Inc..............    1,188,339
   11,400 Caremark Rx, Inc. (b).............      288,762
      980 Community Health Systems, Inc. (b)       26,048
    2,080 Coventry Health Care, Inc. (b)....      134,139
    2,795 DaVita, Inc. (b)..................      109,005
    2,736 Express Scripts, Inc. (b).........      181,752

                         Security
 Shares                 Description                   Value
 ------                 -----------                ------------
          Health Care (continued)
   17,058 HCA, Inc................................ $    732,812
   10,650 Health Management Associates, Inc.......      255,600
    2,900 Health Net, Inc. (b)....................       94,830
    6,100 Laboratory Corp. of America Holdings (b)      225,395
    3,860 Lincare Holdings, Inc. (b)..............      115,916
      633 Manor Care, Inc.........................       21,883
    6,910 McKesson Corp...........................      222,226
    2,117 Mid Atlantic Medical Services,
           Inc. (b)...............................      137,182
    1,960 Omnicare, Inc...........................       79,164
    3,268 Quest Diagnostics, Inc. (b).............      238,923
    1,204 Renal Care Group, Inc. (b)..............       49,605
    3,424 Tenet Healthcare Corp. (b)..............       54,955
    1,400 Triad Hospitals, Inc. (b)...............       46,578
    1,900 Universal Health Services...............      102,068
      100 WellChoice, Inc. (b)....................        3,450
                                                   ------------
                                                      5,025,146
                                                   ------------
          Hotels/Motels -- 0.11%
   10,400 Cendant Corp............................      231,608
    7,000 Hilton Hotels Corp......................      119,910
    5,008 Marriott International, Inc.,
           Class - A..............................      231,370
    2,029 Starwood Hotels & Resorts
           Worldwide, Inc.........................       72,983
                                                   ------------
                                                        655,871
                                                   ------------
          Industrial Services -- 0.55%
   30,312 3M Co...................................    2,577,429
    1,400 Donaldson Co., Inc......................       82,824
    2,487 Fastenal Co.............................      124,201
    3,430 Gentex Corp.............................      151,469
    1,900 Graco, Inc..............................       76,190
    3,854 ITT Industries, Inc.....................      286,005
      700 MSC Industrial Direct Co., Inc.,
           Class - A..............................       19,250
      600 SPX Corp. (b)...........................       35,286
                                                   ------------
                                                      3,352,654
                                                   ------------
          Insurance -- 1.37%
   14,133 AFLAC, Inc..............................      511,332
   51,199 American International Group, Inc.......    3,393,469
    3,769 Arthur J. Gallagher & Co................      122,455
    2,054 Brown & Brown, Inc......................       66,981
      100 Erie Indemnity Co., Class - A...........        4,238
      700 Fidelity National Financial, Inc........       27,146
    3,756 First Health Group Corp. (b)............       73,092
    1,100 HCC Insurance Holdings, Inc.............       34,980
      130 Markel Corp. (b)........................       32,956
   23,249 Marsh & McLennan Cos., Inc..............    1,113,395
    3,760 Oxford Health Plans, Inc. (b)...........      163,560
      400 Radian Group, Inc.......................       19,500

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
 Shares               Description                 Value
 ------               -----------              ------------
          Common Stocks (continued)
          SSgA Funds Management, Inc. (continued)
          Insurance (continued)
    8,600 The Progressive Corp................ $    718,874
      100 Transatlantic Holding, Inc..........        8,080
   24,396 UnitedHealth Group, Inc.............    1,419,359
      150 W.R. Berkley Corp...................        5,243
    6,104 Wellpoint Health Networks, Inc. (b).      592,027
                                               ------------
                                                  8,306,687
                                               ------------
          Machinery -- 0.10%
    7,400 Illinois Tool Works, Inc............      620,934
                                               ------------
          Media -- 0.87%
      900 Belo (A.H.) Corp....................       25,506
    2,900 Cablevision Systems-New York Group -
           Class - A (b)......................       67,831
   10,500 Clear Channel Communications, Inc...      491,715
   41,300 Comcast Corp., Class - A (b)........    1,357,531
    2,800 Cox Communications, Inc.,
           Class - A (b)......................       96,460
      800 Cox Radio, Inc. (b).................       20,184
    1,716 Dow Jones & Co., Inc................       85,543
    9,820 EchoStar Communications Corp. (b)...      333,880
    1,414 Entercom Communications Corp. (b)...       74,885
      800 Entravision Communications Corp.,
           Class - A (b)......................        8,880
    3,200 Fox Entertainment Group, Inc. (b)...       93,280
      747 Gemstar-TV Guide International,
           Inc. (b)...........................        3,772
   15,970 Hughes Electronics Corp. (b)........      264,304
   43,600 Liberty Media Corp., Class - A (b)..      518,404
      800 Meredith Corp.......................       39,048
    1,089 Pixar Animation Studios, Inc. (b)...       75,457
    1,500 Radio One, Inc. (b).................       28,950
    1,448 The E.W. Scripps Co.................      136,315
      400 UnitedGlobalCom, Inc. (b)...........        3,392
    6,219 Univision Communications, Inc. (b)..      246,832
   26,611 Viacom, Inc., Class - B.............    1,180,996
    3,558 Westwood One, Inc. (b)..............      121,719
                                               ------------
                                                  5,274,884
                                               ------------
          Medical Products -- 1.57%
      200 Apogent Technologies, Inc. (b)......        4,608
      100 Bausch & Lomb, Inc..................        5,190
   26,137 Baxter International, Inc...........      797,701
    8,888 Becton, Dickinson & Co..............      365,652
      700 Bio-Rad Laboratories, Class - A (b).       40,369
   12,927 Biogen Idec, Inc. (b)...............      475,455
   11,168 Biomet, Inc.........................      406,627
   27,974 Boston Scientific Corp. (b).........    1,028,325
    2,100 C.R. Bard, Inc......................      170,625

                          Security
 Shares                  Description                  Value
 ------                  -----------                ----------
          Medical Products (continued)
    1,931 Charles River Laboratories International,
           Inc. (b)................................ $   66,291
    3,545 Dentsply International, Inc..............    160,128
    2,500 Edwards Lifesciences Corp. (b)...........     75,200
   13,491 Guidant Corp.............................    812,158
    1,100 Henry Schein, Inc. (b)...................     74,338
      700 Hillenbrand Industry, Inc................     43,442
    1,300 IDEXX Laboratories, Inc. (b).............     60,164
   53,356 Medtronic, Inc...........................  2,593,636
    2,696 Patterson Dental Co. (b).................    172,975
    1,600 ResMed, Inc. (b).........................     66,464
    1,400 Respironics, Inc. (b)....................     63,126
    7,810 St. Jude Medical, Inc. (b)...............    479,144
    2,719 STERIS Corp. (b).........................     61,449
    6,030 Stryker Corp.............................    512,610
    2,900 Varian Medical Systems, Inc. (b).........    200,390
   10,470 Zimmer Holdings, Inc. (b)................    737,088
                                                    ----------
                                                     9,473,155
                                                    ----------
          Metals -- 0.07%
    5,700 Freeport-McMoRan Copper & Gold, Inc.,
           Class - B...............................    240,141
    1,600 Phelps Dodge Corp. (b)...................    121,744
      300 Southern Peru Copper Corp................     14,148
          Metals (continued)
      800 Timken Co................................     16,048
    1,300 Worthington Industries, Inc..............     23,439
                                                    ----------
                                                       415,520
                                                    ----------
          Mining -- 0.09%
   10,781 Newmont Mining Corp......................    524,064
                                                    ----------
          Oil & Gas -- 0.42%
    4,840 Anadarko Petroleum Corp..................    246,888
   11,210 Baker Hughes, Inc........................    360,514
    6,600 BJ Services Co. (b)......................    236,940
    6,400 Chesapeake Energy Corp...................     86,912
    1,779 Cooper Cameron Corp. (b).................     82,901
    1,000 Diamond Offshore Drilling, Inc...........     20,510
    2,300 Ensco International, Inc.................     62,491
    5,100 EOG Resources, Inc.......................    235,467
    2,400 FMC Technologies, Inc. (b)...............     55,920
    3,855 Grant Prideco, Inc. (b)..................     50,192
   17,200 Halliburton Co...........................    447,201
    4,000 Key Energy Services, Inc. (b)............     41,240
    1,947 National-Oilwell, Inc. (b)...............     43,535
      806 Newfield Exploration Co. (b).............     35,899
      940 Noble Energy, Inc........................     41,764
    3,348 Patterson-UTI Energy, Inc. (b)...........    110,216
      600 Pioneer Natural Resources Co. (b)........     19,158
    2,014 Pride International, Inc. (b)............     37,541

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                        Security
 Shares                Description                 Value
 ------                -----------              ------------
          Common Stocks (continued)
          SSgA Funds Management, Inc. (continued)
          Oil & Gas (continued)
    2,046 Rowan Cos., Inc. (b)................. $     47,406
    2,860 Smith International, Inc. (b)........      118,747
    2,600 Varco International, Inc. (b)........       53,638
      300 Westport Resources Corp. (b).........        8,958
    4,048 XTO Energy, Inc......................      114,558
                                                ------------
                                                   2,558,596
                                                ------------
          Packaging -- 0.07%
    2,200 Ball Corp............................      131,054
    3,700 Pactiv Corp. (b).....................       88,430
    3,746 Sealed Air Corp. (b).................      202,808
                                                ------------
                                                     422,292
                                                ------------
          Pharmaceuticals -- 0.03%
    5,208 Medco Health Solutions, Inc. (b).....      177,020
    1,200 Valeant Pharmaceuticals International       30,180
                                                ------------
                                                     207,200
                                                ------------
          Publishing & Printing -- 0.16%
    2,056 Harte-Hanks, Inc.....................       44,718
    2,000 John Wiley & Sons, Inc...............       52,060
      500 Knight-Ridder, Inc...................       38,685
    7,313 McGraw-Hill Cos., Inc................      511,325
    3,900 New York Times Co., Class - A........      186,381
      100 Scholastic Corp. (b).................        3,404
      100 The Washington Post Co., Class - B...       79,140
    1,400 Tribune Co...........................       72,240
                                                ------------
                                                     987,953
                                                ------------
          Real Estate -- 0.01%
      200 IndyMac Bancorp, Inc.................        5,958
      200 LNR Property Corp....................        9,902
    1,363 The St. Joe Co.......................       50,826
                                                ------------
                                                      66,686
                                                ------------
          Real Estate Investment Trusts -- 0.01%
      400 Chelsea Property Group, Inc..........       21,924
      400 Cousins Properties, Inc..............       12,240
      400 The Mills Corp.......................       17,600
                                                ------------
                                                      51,764
                                                ------------
          Rental & Leasing -- 0.01%
    2,500 Rent-A-Center, Inc. (b)..............       74,700
                                                ------------
          Restaurants -- 0.20%
    2,295 Applebee's International, Inc........       90,125
    4,100 Brinker International, Inc. (b)......      135,956
    1,200 CBRL Group, Inc......................       45,912
    5,771 Darden Restaurants, Inc..............      121,422
    2,632 Krispy Kreme Doughnuts, Inc. (b).....       96,331
    2,000 Outback Steakhouse, Inc..............       88,420

                      Security
 Shares              Description                Value
 ------              -----------             ------------
          Restaurants (continued)
    2,496 Ruby Tuesday, Inc................. $     71,111
    1,922 The Cheesecake Factory, Inc. (b)..       84,626
      718 Wendy's International, Inc........       28,174
   12,700 YUM! Brands, Inc. (b).............      436,880
                                             ------------
                                                1,198,957
                                             ------------
          Retail -- Specialty -- 2.12%
    1,600 99 Cents Only Stores (b)..........       43,568
    1,000 Advance Auto Parts, Inc. (b)......       81,400
    2,940 AutoZone, Inc. (b)................      250,517
    1,700 Avon Products, Inc................      114,733
      300 Barnes & Noble, Inc. (b)..........        9,855
   12,769 Bed Bath & Beyond, Inc. (b).......      553,536
   11,422 Best Buy Co., Inc.................      596,685
      700 Borders Group, Inc. (b)...........       15,344
    4,351 CarMax, Inc. (b)..................      134,576
    3,934 Chico's FAS, Inc. (b).............      145,361
    3,000 Claire's Stores, Inc..............       56,520
    7,800 Costco Wholesale Corp. (b)........      290,004
   12,700 Dollar General Corp...............      266,573
    5,072 Dollar Tree Stores, Inc. (b)......      152,464
    6,605 Family Dollar Stores, Inc.........      236,987
   13,337 Harley-Davidson, Inc..............      633,908
    3,046 Herman Miller, Inc................       73,926
  100,300 Home Depot, Inc...................    3,559,648
      100 La-Z-Boy, Inc.....................        2,098
    2,980 Leggett & Platt, Inc..............       64,457
   33,089 Lowe's Cos., Inc..................    1,832,801
   19,000 Mattel, Inc.......................      366,130
    2,532 Michaels Stores, Inc..............      111,914
    1,300 O'Reilly Automotive, Inc. (b).....       49,868
    5,890 PETsMART, Inc.....................      140,182
    2,900 Pier 1 Imports, Inc...............       63,394
    7,489 RadioShack Corp...................      229,763
    1,000 Regis Corp........................       39,520
   13,700 Rite Aid Corp. (b)................       82,748
   20,600 Staples, Inc. (b).................      562,380
    4,981 Tiffany & Co......................      225,141
   44,922 Walgreen Co.......................    1,634,263
      700 Whirlpool Corp....................       50,855
    3,473 Williams-Sonoma, Inc. (b).........      120,756
                                             ------------
                                               12,791,875
                                             ------------
          Schools -- 0.15%
    5,540 Apollo Group, Inc., Class - A (b).      376,720
    4,200 Career Education Corp. (b)........      168,294
    2,000 Corinthian Colleges, Inc. (b).....      111,120
    2,400 DeVry, Inc. (b)...................       60,312
    2,600 Education Management Corp. (b)....       80,704
    1,800 ITT Educational Services, Inc. (b)       84,546
      599 University of Phoenix Online (b)..       41,289
                                             ------------
                                                  922,985
                                             ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                        Security
 Shares                Description                  Value
 ------                -----------               -----------
          Common Stocks (continued)
          SSgA Funds Management, Inc. (continued)
          Semiconductors -- 3.22%
    5,027 Advanced Micro Devices, Inc. (b)...... $    74,902
   73,500 Agere Systems, Inc., Class - B (b)....     213,150
   16,895 Altera Corp. (b)......................     383,517
    3,800 Amkor Technology, Inc. (b)............      69,198
   15,927 Analog Devices, Inc...................     727,068
   72,552 Applied Materials, Inc. (b)...........   1,628,792
    5,700 Applied Micro Circuits Corp. (b)......      34,086
    7,613 Atmel Corp. (b).......................      45,754
    9,641 Broadcom Corp., Class - A (b).........     328,662
    3,100 Cree, Inc. (b)........................      54,839
    3,043 Cypress Semiconductor Corp. (b).......      64,998
    1,584 Fairchild Semiconductor International,
           Inc. (b).............................      39,552
    2,523 Integrated Circuit Systems, Inc. (b)..      71,880
  285,386 Intel Corp............................   9,189,430
    1,271 International Rectifier Corp. (b).....      62,800
    2,573 Intersil Corp., Class A...............      63,939
    8,300 KLA-Tencor Corp. (b)..................     486,961
    5,799 Lam Research Corp. (b)................     187,308
   13,864 Linear Technology Corp................     583,258
    5,450 LSI Logic Corp. (b)...................      48,342
   14,338 Maxim Integrated Products, Inc........     714,032
    9,062 Microchip Technology, Inc.............     302,308
   10,300 Micron Technology, Inc. (b)...........     138,741
    6,900 National Semiconductor Corp. (b)......     271,929
    5,417 Novellus Systems, Inc. (b)............     227,785
    6,300 NVIDIA Corp. (b)......................     146,475
    7,087 PMC-Sierra, Inc. (b)..................     142,803
    4,200 QLogic Corp. (b)......................     216,720
    3,500 Rambus, Inc. (b)......................     107,450
    1,200 Silicon Laboratories, Inc. (b)........      51,864
          Semiconductors -- 3.22%
   75,695 Texas Instruments, Inc................   2,223,920
   14,595 Xilinx, Inc. (b)......................     565,410
                                                 -----------
                                                  19,467,873
                                                 -----------
          Telecommunications -- 0.72%
   43,414 AT&T Wireless Services, Inc. (b)......     346,878
    1,000 IDT Corp. (b).........................      22,150
   41,067 Motorola, Inc.........................     577,813
   38,337 Nextel Communications, Inc.,
           Class - A (b)........................   1,075,736
    3,200 Nextel Partners, Inc. (b).............      43,040
   34,560 QUALCOMM, Inc.........................   1,863,821

                       Security
Shares                Description                  Value
------                -----------               ------------
        Telecommunications (continued)
 13,289 Qwest Communications International,
         Inc. (b).............................. $     57,408
 34,915 Sprint Corp. - PCS Group (b)...........      196,222
    700 Telephone and Data Systems, Inc........       43,785
    200 United States Cellular Corp. (b).......        7,100
  2,914 UTStarcom, Inc. (b)....................      108,022
                                                ------------
                                                   4,341,975
                                                ------------
        Textile Products -- 0.01%
    653 Mohawk Industries Co. (b)..............       46,063
                                                ------------
        Tobacco -- 0.19%
 20,723 Altria Group, Inc......................    1,127,746
                                                ------------
        Transportation & Shipping -- 0.49%
  2,957 C.H. Robinson Worldwide, Inc...........      112,100
  4,364 Expeditors International of Washington,
         Inc...................................      164,348
  5,000 FedEx Corp.............................      337,500
  1,000 J.B. Hunt Transport Services, Inc. (b).       27,010
  4,027 JetBlue Airways Corp. (b)..............      106,796
    947 Polaris Industries, Inc................       83,885
 21,700 Southwest Airlines Co..................      350,238
  1,400 Swift Transportation Co., Inc. (b).....       29,428
    981 Tidewater, Inc.........................       29,312
 22,541 United Parcel Service, Inc., Class - B.    1,680,432
    875 Werner Enterprises, Inc................       17,054
                                                ------------
                                                   2,938,103
                                                ------------
        Waste Disposal -- 0.09%
  2,961 Allied Waste Industries, Inc. (b)......       41,099
  1,400 Stericycle, Inc. (b)...................       65,380
 14,400 Waste Management, Inc..................      426,240
                                                ------------
                                                     532,719
                                                ------------
        Total -- SsgA Funds Management,
         Inc.
         (cost $201,573,252)...................  235,540,120
                                                ------------
        Total Common Stocks
         (cost $481,866,416)...................  592,202,458
                                                ------------
        U.S. Treasury Bills -- 0.08%
        SSgA Funds Management, Inc. -- 0.08%
        U.S. Treasury Bill -- 0.08%
495,000 U.S. Treasury Bills, 0.87%*,
         3/11/04 (c)...........................      494,194
                                                ------------
        Total U.S. Treasury Bills
         (cost $493,163).......................      494,194

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Growth Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
 Shares               Description                 Value
 ------               -----------              -----------
          Short-Term Investments -- 2.03%
          Jennison Associates LLC -- 1.20%
          Commercial Paper -- 1.20%
7,213,000 General Electric, 0.75%*, 1/2/04.... $ 7,213,000
                                               -----------
          SSgA Funds Management, Inc. -- 0.83%
          Money Market Mutual Fund -- 0.83%
5,027,563 Alliance Money Market Fund Prime
           Portfolio..........................   5,027,563
                                               -----------
          Repurchase Agreements -- 0.00%
       84 Liquidity Management Control System
           Bank Sweep Repurchase Agreement,
           dated 12/31/03, due 1/2/04 at 0.25%
           with a maturity value of $84
           (collateralized by U.S. Treasury
           Bond; market value $5,658).........          84
                                               -----------
                                                 5,027,647
                                               -----------
          Total Short-Term Investments
           (cost $12,240,647).................  12,240,647
                                               -----------

                      Security
Shares               Description                    Value
------               -----------                ------------
       Total Investments
        (cost $494,601,226)
        (a) -- 100.12%......................... $604,937,299
       Liabilities in excess of other assets --
         (0.12)%...............................     (735,017)
                                                ------------
       Net Assets -- 100.00%................... $604,202,282

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation.... $121,022,809
                   Unrealized depreciation....  (10,686,736)
                                               ------------
                   Net unrealized appreciation $110,336,073
                                               ============

(b) Represents non-income producing securities.
(c) Principal amount pledged as collateral for open future contracts.
*  Rate disclosed represents yield effective at purchase.

   ADR - American Depository Receipt

Futures

SSgA Funds Management, Inc.

 Number
   of                                  Market   Expiration Unrealized
Contracts   Future Contracts Long      Value       Date       Gain
---------   ---------------------    ---------- ---------- ----------
   54     Nasdaq 100 E-Mini Future.. $1,588,680 March 2003  $ 49,134
    6     Russell 1000 Future.......  1,781,700 March 2003    53,983
    5     Russell 1000 Growth Future  1,172,625 March 2003    33,875
   25     S&P 500 E-Mini Future.....  1,388,125 March 2003    43,623
                                                            --------
          Total Unrealized Gain.....                        $180,615
                                                            ========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments -- December 31, 2003 (Unaudited)

                    Security
Shares             Description               Value
------             -----------             ----------
        Common Stocks -- 98.45%
        Frontier Capital Management Co. -- 39.39%
        Aerospace -- 0.35%
 64,000 BFGoodrich Corp................... $1,900,160
                                           ----------
        Agriculture -- 0.55%
117,400 Delta Pine & Land Co..............  2,981,960
        Auction House -- 0.49%
193,300 Sotheby's Holdings, Inc.,
         Class - A (b)....................  2,640,478
                                           ----------
        Audio/Video Products -- 0.02%
  4,240 Digital Theater Systems, Inc. (b).    104,686
                                           ----------
        Auto Parts -- 0.63%
 63,500 Autoliv, Inc......................  2,390,775
126,100 Goodyear Tire & Rubber Co. (b)....    991,146
                                           ----------
                                            3,381,921
                                           ----------
        Banking -- 0.22%
 27,700 Bank of Hawaii Corp...............  1,168,940
                                           ----------
        Biotechnology -- 0.39%
 27,000 Applera Corp......................    559,170
 12,800 Invitrogen Corp. (b)..............    896,000
 15,300 Millipore Corp. (b)...............    658,665
                                           ----------
                                            2,113,835
                                           ----------
        Broadcasting -- 0.68%
135,000 Emmis Communications Corp.,
         Class - A (b)....................  3,651,750
                                           ----------
        Business Equipment -- 0.44%
 27,900 Diebold, Inc......................  1,502,973
 45,500 Polycom, Inc. (b).................    888,160
                                           ----------
                                            2,391,133
                                           ----------
        Chemicals -- 0.35%
 49,400 Cambrex Corp......................  1,247,844
 18,600 FMC Corp. (b).....................    634,818
                                           ----------
                                            1,882,662
                                           ----------
        Coal -- 0.23%
 58,400 Massey Energy Co..................  1,214,720
                                           ----------
        Communications Technology -- 1.40%
226,200 Arris Group, Inc. (b).............  1,637,688
 79,400 Harmonic, Inc. (b)................    575,650
 15,100 Harris Corp.......................    573,045
206,500 LCC International, Inc.,
         Class - A (b)....................  1,107,253
 96,300 Power-One, Inc. (b)...............  1,042,929
273,000 Sonus Networks, Inc. (b)..........  2,063,880
119,400 Terayon Communication Systems,
         Inc. (b).........................    537,300
                                           ----------
                                            7,537,745
                                           ----------

                    Security
Shares             Description               Value
------             -----------             ----------
        Computer Equipment -- 0.24%
 32,700 Electronics for Imaging, Inc. (b). $  850,854
141,300 Quantum Corp. (b).................    440,856
                                           ----------
                                            1,291,710
                                           ----------
        Computer Services -- 0.21%
 22,800 PEC Solutions, Inc. (b)...........    386,460
 54,600 Perot Systems Corp., Class - A (b)    736,008
                                           ----------
                                            1,122,468
                                           ----------
        Computer Software -- 0.89%
 95,800 Ansoft Corp. (b)..................  1,229,114
124,700 Informatica Corp. (b).............  1,284,410
 39,400 Network Associates, Inc. (b)......    592,576
 30,268 Seagate Technology, Inc. (b)......          0
190,100 Wind River Systems, Inc. (b)......  1,665,276
                                           ----------
                                            4,771,376
                                           ----------
        Computer Software & Services -- 1.22%
 30,100 Andrew Corp. (b)..................    346,451
 96,300 CNET Networks, Inc. (b)...........    656,766
 70,400 Insight Enterprises, Inc. (b).....  1,323,520
 74,100 Maxtor Corp. (b)..................    822,510
 56,800 Mercury Computer Systems, Inc. (b)  1,414,320
235,400 Vastera, Inc. (b).................    941,600
 53,000 WebEx Communications, Inc. (b)....  1,065,300
                                           ----------
                                            6,570,467
                                           ----------
        Construction -- 1.63%
129,200 Chicago Bridge & Iron Co..........  3,733,880
 77,400 Fluor Corp........................  3,068,136
 41,700 Jacobs Engineering Group, Inc. (b)  2,002,017
                                           ----------
                                            8,804,033
                                           ----------
        Consumer Discretionary -- 0.15%
 12,200 CDI Corp..........................    399,550
 20,000 Sabre Holdings Corp...............    431,800
                                           ----------
                                              831,350
        Consumer Products & Services -- 1.06%
 57,700 ARAMARK Corp., Class - B..........  1,582,134
163,800 Hasbro, Inc.......................  3,485,664
 25,500 Kroll, Inc. (b)...................    663,000
                                           ----------
                                            5,730,798
                                           ----------
        Containers & Packaging -- 0.96%
321,900 Crown Holdings, Inc. (b)..........  2,916,414
122,400 Smurfit-Stone Container Corp. (b).  2,272,968
                                           ----------
                                            5,189,382
                                           ----------
        Control & Filter Services -- 0.26%
  8,500 Robbins & Myers, Inc..............    161,415
 23,100 Waters Corp. (b)..................    765,996
 22,000 Watts Industries, Inc., Class - A.    488,400
                                           ----------
                                            1,415,811
                                           ----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                      Security
Shares               Description                  Value
------               -----------               -----------
        Common Stocks (continued)
        Frontier Capital Management Co. (continued)
        Crude Producers -- 0.15%
 26,400 Westport Resources Corp. (b).......... $   788,304
                                               -----------
        E-Commerce -- 0.34%
123,700 ebookers PLC - ADR (b)................   1,812,205
                                               -----------
        Electrical & Electronics -- 4.75%
 48,400 Anaren Microwave, Inc. (b)............     683,408
222,800 Artesyn Technologies, Inc. (b)........   1,898,256
 64,600 C&D Technologies, Inc.................   1,238,382
 45,200 Cypress Semiconductor Corp. (b).......     965,472
501,800 GrafTech International, Ltd. (b)......   6,774,299
 88,200 Harman International Industries, Inc..   6,525,036
249,600 LoJack Corp. (b)......................   2,011,776
 84,200 LSI Logic Corp. (b)...................     746,854
 95,400 Orbital Sciences Corp. (b)............   1,146,708
 79,400 Powerwave Technologies, Inc. (b)......     607,410
 23,700 Synopsys, Inc. (b)....................     800,112
 57,090 Trimble Navigation, Ltd. (b)..........   2,126,032
                                               -----------
                                                25,523,745
                                               -----------
        Electronic Components & Instruments -- 3.89%
 33,000 Actel Corp. (b).......................     795,300
248,800 Agere Systems Inc., Class - A (b).....     758,840
245,100 ChipPAC, Inc., Class - A (b)..........   1,860,309
 42,800 Cree, Inc. (b)........................     757,132
 50,200 ESS Technology, Inc. (b)..............     853,902
 61,100 Genesis Microchip, Inc. (b)...........   1,102,244
 22,200 Integrated Circuit Systems, Inc. (b)..     632,478
 50,800 Integrated Device Technology, Inc. (b)     872,236
 29,800 Intersil Holding Corp.................     740,530
 70,700 Lattice Semiconductor Corp. (b).......     684,376
 74,500 Microsemi Corp. (b)...................   1,831,210
 42,600 Mykrolis Corp. (b)....................     685,008
 47,400 National Semiconductor Corp. (b)......   1,868,033
 54,000 Power Integrations, Inc. (b)..........   1,806,840
110,700 SBS Technologies, Inc. (b)............   1,628,397
 41,300 Semtech Corp. (b).....................     938,749
 44,190 SIPEX Corp. (b).......................     340,705
104,300 Skyworks Solutions, Inc. (b)..........     907,410
337,300 Transmeta Corp. (b)...................   1,146,820
 41,397 Zoran Corp. (b).......................     719,894
                                               -----------
                                                20,930,413
                                               -----------
        Energy -- 0.16%
104,770 QUANTUM Fuel Systems Technologies
         Worldwide, Inc. (b)..................     842,351
                                               -----------
        Energy Equipment & Services -- 1.24%
102,000 Core Laboratories NV (b)..............   1,702,380
 40,638 ENSCO International, Inc..............   1,104,134
 18,800 GlobalSantaFe Corp....................     466,804
 54,300 National-Oilwell, Inc. (b)............   1,214,148

                      Security
Shares               Description                 Value
------               -----------              -----------
        Energy Equipment & Services (continued)
 34,300 Noble Corp. (b)...................... $ 1,227,254
 39,700 Transocean Sedco Forex, Inc. (b).....     953,197
                                              -----------
                                                6,667,917
                                              -----------
        Entertainment -- 0.38%
 36,200 Callaway Golf Co.....................     609,970
 26,200 Netflix, Inc. (b)....................   1,432,878
                                              -----------
                                                2,042,848
                                              -----------
        Fertilizers -- 0.40%
 77,100 Agrium, Inc..........................   1,269,066
 90,100 IMC Global, Inc......................     894,693
                                              -----------
                                                2,163,759
                                              -----------
        Financial Services -- 1.96%
112,000 Ameritrade Holdings Corp. (b)........   1,575,840
 49,500 CheckFree Corp. (b)..................   1,368,675
139,000 E*Trade Group, Inc. (b)..............   1,758,350
 18,200 Jefferies Group, Inc.................     600,964
 62,500 Ritchie Bros. Auctioneers, Inc. (b)..   3,318,750
 83,600 Waddell & Reed Financial, Inc........   1,961,256
                                              -----------
                                               10,583,835
                                              -----------
        Forest Products & Papers -- 0.51%
 66,764 Albany International Corp., Class - A   2,263,300
 28,600 Pope & Talbot, Inc...................     503,646
                                              -----------
                                                2,766,946
                                              -----------
        Health Care -- 1.24%
 20,600 Express Scripts, Inc., Class - A (b).   1,368,458
 92,100 Humana, Inc. (b).....................   2,104,485
 17,500 NDCHealth Corp.......................     448,350
 54,100 Pall Corp............................   1,451,503
 50,800 PAREXEL International Corp. (b)......     826,008
 41,500 Regeneration Technologies, Inc. (b)..     454,840
                                              -----------
                                                6,653,644
                                              -----------
        Industrial Products -- 0.17%
 69,700 Northwest Pipe Co. (b)...............     928,404
                                              -----------
        Insurance -- 0.31%
 43,200 HCC Insurance Holdings, Inc..........   1,373,760
  8,868 W.R. Berkley Corp....................     309,937
                                              -----------
                                                1,683,697
                                              -----------
        Machinery -- 0.30%
 80,470 Timken Co............................   1,614,228
                                              -----------
        Medical Supplies -- 0.68%
 54,300 Edwards Lifesciences Corp. (b).......   1,633,344
 73,800 Interpore International, Inc. (b)....     959,400
 53,800 Osteotech, Inc. (b)..................     473,440
 33,900 PerkinElmer, Inc.....................     578,673
                                              -----------
                                                3,644,857
                                              -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                    Security
Shares             Description                Value
------             -----------             ------------
        Common Stocks (continued)
        Frontier Capital Management Co. (continued)
        Medical Systems -- 0.62%
 34,400 ArthroCare Corp. (b).............. $    842,800
162,500 Endocardial Solutions, Inc. (b)...    1,170,000
 59,600 STERIS Corp. (b)..................    1,346,960
                                           ------------
                                              3,359,760
                                           ------------
        Metals -- 1.48%
127,850 Allegheny Technologies, Inc.......    1,690,177
 96,800 Coeur d'Alene Mines Corp. (b).....      559,504
 41,200 Freeport-McMoRan Copper & Gold,
         Inc., Class - B..................    1,735,756
 17,300 Intermagnetics General Corp. (b)..      383,368
 81,500 Kaydon Corp.......................    2,105,960
 21,400 Reliance Steel & Aluminum Co......      710,694
 47,700 RTI International Metals, Inc. (b)      804,699
                                           ------------
                                              7,990,158
                                           ------------
        Oil & Gas -- 1.81%
 36,400 Ashland, Inc......................    1,603,784
 39,081 Devon Energy Corp.................    2,237,778
 12,600 Maverick Tube Corp. (b)...........      242,550
 20,700 Pioneer Natural Resources Co. (b).      660,951
 48,830 Premcor, Inc. (b).................    1,269,580
 20,700 Remington Oil & Gas (b)...........      407,583
 43,500 Talisman Energy, Inc..............    2,462,100
 72,000 Willbros Group, Inc. (b)..........      865,440
                                           ------------
                                              9,749,766
                                           ------------
        Packaging -- 0.80%
143,300 Packaging Corp. of America........    3,132,538
 50,060 Pactiv Corp. (b)..................    1,196,434
                                           ------------
                                              4,328,972
                                           ------------
        Pharmaceuticals -- 0.19%
 51,700 Alpharma, Inc.....................    1,039,170
                                           ------------
        Pollution Control -- 0.31%
 65,300 Republic Services, Inc............    1,673,639
                                           ------------
        Production Technology -- 0.64%
 23,300 Lam Research Corp. (b)............      752,590
142,300 Sanmina-SCI Corp. (b).............    1,794,403
 35,000 Teradyne, Inc. (b)................      890,750
                                           ------------
                                              3,437,743
                                           ------------
        Railroads -- 0.42%
133,426 Wabtec Corp.......................    2,273,579
                                           ------------
        Restaurants -- 0.55%
 42,900 Darden Restaurants, Inc...........      902,616
 18,700 The Cheesecake Factory, Inc. (b)..      823,361
 37,600 Triarc Cos., Inc., Class - A......      444,432
 75,200 Triarc Cos., Inc., Class - B......      810,656
                                           ------------
                                              2,981,065
                                           ------------

                       Security
Shares                Description                  Value
------                -----------               ------------
        Retail -- 0.76%
 28,500 CarMax, Inc. (b)....................... $    881,505
 98,600 Dollar Tree Stores, Inc. (b)...........    2,963,916
 19,900 Wild Oats Markets, Inc. (b)............      257,307
                                                ------------
                                                   4,102,728
                                                ------------
        Shipping -- 0.38%
 58,500 Kirby Corp. (b)........................    2,040,480
                                                ------------
        Technology -- 0.93%
 40,800 Apple Computer, Inc. (b)...............      871,896
 51,700 ATMI, Inc. (b).........................    1,196,338
 48,900 Ceridian Corp. (b).....................    1,023,966
113,400 Symbol Technologies, Inc...............    1,915,326
                                                ------------
                                                   5,007,526
                                                ------------
        Textile Manufacturing -- 0.33%
273,600 Unifi, Inc. (b)........................    1,764,720
                                                ------------
        Transportation -- 0.93%
 62,700 EGL, Inc. (b)..........................    1,101,012
 66,300 Kansas City Southern (b)...............      949,416
 41,000 Landstar System, Inc. (b)..............    1,559,640
 65,300 Swift Transportation Co., Inc. (b).....    1,372,606
                                                ------------
                                                   4,982,674
                                                ------------
        Utilities -- 0.39%
108,600 Citizens Communications Co. (b)........    1,348,812
 16,100 Western Gas Resources, Inc.............      760,725
                                                ------------
                                                   2,109,537
                                                ------------
        Total - Frontier Capital Management
         Co. (cost $144,951,630)...............  212,186,055
                                                ------------
        Geewax, Terker & Co. -- 29.83%
        Advertising -- 0.15%
 26,250 ADVO, Inc..............................      833,700
                                                ------------
        Aerospace/Defense -- 0.95%
 82,400 DRS Technologies, Inc. (b).............    2,289,072
 30,700 Esterline Technologies Corp. (b).......      818,769
152,900 Orbital Sciences Corp. (b).............    1,837,858
  8,800 Teledyne Technologies, Inc. (b)........      165,880
                                                ------------
                                                   5,111,579
                                                ------------
        Auto Parts -- 0.12%
 14,500 Superior Industries International, Inc.      631,040
                                                ------------
        Auto Related -- 0.40%
 38,400 Thor Industries, Inc...................    2,158,848
                                                ------------
        Banking -- 2.06%
 87,490 Bank of the Ozarks, Inc................    1,969,400
  7,800 BSB Bancorp, Inc.......................      308,100
 25,900 Capitol Bancorp, Ltd...................      735,560
  5,600 City Holding Co........................      196,000
 11,500 Community First Bankshares, Inc........      332,810
 18,150 Flagstar Bancorp, Inc..................      388,773
 13,746 Glacier Bancorp, Inc...................      445,370
  4,750 Hawthorne Financial Corp. (b)..........      132,905

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
Shares                Description                   Value
------                -----------                -----------
        Common Stocks (continued)
        Geewax, Terker & Co. (continued)
        Banking (continued)
  7,300 Horizon Financial Corp.................. $   127,823
 29,500 Irwin Financial Corp....................     926,300
 30,360 Oriental Financial Group, Inc...........     780,252
 24,976 Prosperity Bancshares, Inc..............     562,460
 48,669 Sterling Financial Corp. (b)............   1,665,940
 39,829 Umpqua Holdings Corp....................     828,045
 30,100 WSFS Financial Corp.....................   1,349,985
 12,500 Yardville National Bancorp..............     321,750
                                                 -----------
                                                  11,071,473
                                                 -----------
        Business Services -- 0.46%
219,100 MPS Group, Inc. (b).....................   2,048,585
 15,600 PDI, Inc. (b)...........................     418,236
                                                 -----------
                                                   2,466,821
                                                 -----------
        Casinos & Gaming -- 0.07%
 16,200 Aztar Corp. (b).........................     364,500
                                                 -----------
        Chemicals -- 0.34%
 45,000 Arch Chemicals, Inc.....................   1,154,700
 55,200 Millennium Chemicals, Inc...............     699,936
                                                 -----------
                                                   1,854,636
                                                 -----------
        Commercial Services -- 0.83%
 15,640 Regis Corp..............................     618,093
 10,200 SOURCECORP, Inc. (b)....................     261,426
 64,300 URS Corp. (b)...........................   1,608,143
 58,000 Washington Group International, Inc. (b)   1,970,260
                                                 -----------
                                                   4,457,922
                                                 -----------
        Communications Technology -- 0.95%
203,800 Andrew Corp. (b)........................   2,345,738
 91,600 Ditech Communications Corp. (b).........   1,749,560
  9,000 Dycom Industries, Inc. (b)..............     241,380
 69,200 TALK America Holdings, Inc. (b).........     797,184
                                                 -----------
                                                   5,133,862
                                                 -----------
        Computer Services -- 0.19%
 34,400 Aspen Technology, Inc. (b)..............     352,944
 18,400 Avocent Corp. (b).......................     671,968
                                                 -----------
                                                   1,024,912
                                                 -----------
        Computer Software -- 0.75%
 37,118 Ascential Software Corp. (b)............     962,470
158,881 Computer Network Technology
         Corp. (b)..............................   1,515,725
202,900 SonicWALL, Inc. (b).....................   1,582,619
                                                 -----------
                                                   4,060,814
                                                 -----------
        Consumer Products & Services -- 0.86%
 62,641 American Greetings Corp.,
         Class - A (b)..........................   1,369,959
 30,600 Central Garden & Pet Co. (b)............     857,718

                       Security
Shares                Description                  Value
------                -----------               -----------
        Consumer Products & Services (continued)
 51,000 Chiquita Brands International, Inc. (b) $ 1,149,030
 46,200 Jarden Corp. (b).......................   1,263,108
                                                -----------
                                                  4,639,815
                                                -----------
        Correctional Services & Facilities -- 0.11%
 20,500 Corrections Corp. of America (b).......     591,015
                                                -----------
        Distribution -- 1.38%
 53,200 Hughes Supply, Inc.....................   2,639,784
 84,719 United Stationers, Inc. (b)............   3,466,701
 39,300 Watsco, Inc............................     893,289
 50,800 WESCO International, Inc. (b)..........     449,580
                                                -----------
                                                  7,449,354
                                                -----------
        Electric Utilities -- 0.05%
 11,900 Empire District Electric Co............     260,967
                                                -----------
        Electronic Components & Instruments -- 1.56%
 10,900 Analogic Corp..........................     446,900
 80,550 Benchmark Electronics, Inc. (b)........   2,803,946
 21,849 Hutchinson Technology, Inc. (b)........     671,638
 67,900 Integrated Device Technology, Inc. (b).     628,075
 16,400 Littelfuse, Inc. (b)...................     472,648
 61,995 Photronics, Inc. (b)...................   1,234,940
 19,800 TTM Technologies, Inc. (b).............     334,224
 26,000 Veeco Instruments, Inc. (b)............     733,200
 48,000 Watts Industries, Inc., Class - A......   1,065,600
                                                -----------
                                                  8,391,171
                                                -----------
        Energy -- 0.33%
 85,400 Massey Energy Co.......................   1,776,320
                                                -----------
        Entertainment -- 0.19%
 43,000 AMC Entertainment, Inc. (b)............     654,030
 13,200 Gaylord Entertainment Co. (b)..........     394,020
                                                -----------
                                                  1,048,050
                                                -----------
        Environmental Services -- 0.59%
126,746 Tetra Tech, Inc. (b)...................   3,150,906
                                                -----------
        Financial Services -- 0.30%
  1,353 ITLA Capital Corp. (b).................      67,785
 26,600 New Century Financial Corp.............   1,055,222
  9,100 Ocwen Financial Corp. (b)..............      80,626
 24,673 United PanAm Financial Corp. (b).......     412,286
                                                -----------
                                                  1,615,919
                                                -----------
        Footwear -- 0.63%
 47,700 Brown Shoe Company, Inc................   1,809,261
 19,700 Steven Madden, Ltd. (b)................     401,880
 58,900 Wolverine World Wide, Inc..............   1,200,382
                                                -----------
                                                  3,411,523
                                                -----------
        Forest Products & Papers -- 0.66%
 48,900 Buckeye Technologies, Inc. (b).........     491,445
172,000 Louisiana-Pacific Corp. (b)............   3,075,360
                                                -----------
                                                  3,566,805
                                                -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                     Security
Shares              Description                Value
------              -----------             -----------
        Common Stocks (continued)
        Geewax, Terker & Co. (continued)
        Health Care -- 0.07%
  7,272 Kindred Healthcare, Inc. (b)....... $   377,999
                                            -----------
        Homebuilders -- 2.81%
 39,875 Beazer Homes USA, Inc..............   3,894,193
 32,500 Dominion Homes, Inc. (b)...........     985,725
 22,000 MDC Holdings, Inc..................   1,419,000
 36,300 NCI Building Systems, Inc. (b).....     867,570
128,300 Standard-Pacific Corp..............   6,228,964
 82,400 WCI Communities, Inc. (b)..........   1,698,264
                                            -----------
                                             15,093,716
                                            -----------
        Information Technology -- 0.15%
 73,400 C-COR.net Corp. (b)................     816,942
                                            -----------
        Insurance -- 2.01%
 75,600 CNA Surety Corp. (b)...............     718,956
 19,400 Commerce Group, Inc................     766,300
 87,600 Delphi Financial Group, Inc.,
         Class - A.........................   3,153,600
 31,700 LandAmerica Financial Group, Inc...   1,656,642
130,000 Penn-America Group, Inc............   1,725,100
 58,300 ProAssurance Corp. (b).............   1,874,345
 27,800 Safety Insurance Group, Inc........     475,658
 14,700 The Navigators Group, Inc. (b).....     453,789
                                            -----------
                                             10,824,390
                                            -----------
        Manufacturing -- 1.97%
 20,100 Applied Films Corp. (b)............     663,702
 64,700 Briggs & Stratton Corp.............   4,360,780
 24,600 Cascade Corp.......................     548,580
 67,800 Fleetwood Enterprises, Inc. (b)....     695,628
 89,900 Jacuzzi Brands, Inc. (b)...........     637,391
  4,290 MascoTech, Inc. (b)................           0
  3,500 Rofin-Sinar Technologies, Inc. (b).     120,960
 60,000 Terex Corp. (b)....................   1,708,800
  1,900 Thomas Industries, Inc.............      65,854
 10,060 Toro Co............................     466,784
 43,900 Trinity Industries, Inc............   1,353,876
                                            -----------
                                             10,622,355
                                            -----------
        Medical Supplies -- 0.67%
 56,000 Cooper Cos., Inc...................   2,639,280
 37,500 PSS World Medical, Inc. (b)........     452,625
 18,000 Sybron Dental Specialties, Inc. (b)     505,800
                                            -----------
                                              3,597,705
                                            -----------
        Natural Gas Utilities -- 0.33%
 46,000 New Jersey Resources Corp..........   1,771,460
                                            -----------
        Oil & Gas -- 1.55%
 91,200 Denbury Resources, Inc. (b)........   1,268,592
 68,900 Energy Partners, Ltd. (b)..........     957,710
 65,100 Forest Oil Corp. (b)...............   1,859,907

                    Security
Shares             Description               Value
------             -----------             ----------
        Oil & Gas (continued)
  5,400 Houston Exploration Co. (b)....... $  197,208
 60,700 KCS Energy, Inc. (b)..............    640,385
  3,200 Nuevo Energy Co. (b)..............     77,344
 53,800 Oil States International, Inc. (b)    749,972
 31,750 Patina Oil & Gas Corp.............  1,555,433
 32,800 Swift Energy Co. (b)..............    552,680
 35,100 Tesoro Petroleum Corp. (b)........    511,407
                                           ----------
                                            8,370,638
                                           ----------
        Packaging -- 0.09%
 13,500 Grief Brothers Corp., Class -- A..    479,385
                                           ----------
        Pharmaceuticals -- 0.40%
 65,400 Bone Care International, Inc. (b).    833,196
 13,500 Guilford Pharmaceuticals, Inc. (b)     91,530
 42,186 Nabi Biopharmaceuticals (b).......    536,184
 47,900 Pharmacopeia, Inc. (b)............    680,659
                                           ----------
                                            2,141,569
                                           ----------
        Publishing & Printing -- 0.10%
 29,000 Thomas Nelson, Inc................    560,570
                                           ----------
        Real Estate Investment Trust -- 0.61%
101,500 Impac Mortgage Holdings, Inc......  1,848,315
 38,100 Newcastle Investment Corp.........  1,032,510
  7,900 Redwood Trust, Inc................    401,715
                                           ----------
                                            3,282,540
                                           ----------
        Rental & Leasing -- 0.31%
 37,725 Aaron Rents, Inc..................    759,404
 47,200 United Rentals, Inc. (b)..........    909,072
                                           ----------
                                            1,668,476
                                           ----------
        Restaurants -- 0.72%
 16,500 CEC Entertainment, Inc. (b).......    781,935
 25,300 IHOP Corp.........................    973,544
 63,300 Landry's Restaurants, Inc.........  1,628,076
 27,400 The Steak n Shake Co. (b).........    489,090
                                           ----------
                                            3,872,645
                                           ----------
        Retail -- 2.52%
 20,550 7-Eleven, Inc. (b)................    329,828
 75,700 Big 5 Sporting Goods Corp. (b)....  1,585,915
 24,000 Brookstone, Inc. (b)..............    511,440
 19,250 Cash America International, Inc...    407,715
 34,100 Guess?, Inc. (b)..................    411,587
  2,700 Haverty Furniture Co., Inc........     53,622
 17,800 MarineMax, Inc. (b)...............    345,854
 32,100 Pep Boys-Manny Moe & Jack, Inc....    734,127
113,300 Sonic Automotive, Inc.............  2,596,835
 26,200 Stage Stores, Inc. (b)............    730,980
 50,100 The Men's Wearhouse, Inc. (b).....  1,253,001
 53,220 The Sports Authority, Inc. (b)....  2,043,648
 11,900 Tractor Supply Co. (b)............    462,791
 14,200 United Auto Group, Inc............    444,460

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                      Security
Shares               Description                 Value
------               -----------              ------------
        Common Stocks (continued)
        Geewax, Terker & Co. (continued)
        Retail (continued)
 26,400 Wilsons The Leather Experts, Inc. (b) $     92,136
 28,700 Zale Corp. (b).......................    1,526,840
                                              ------------
                                                13,530,779
                                              ------------
        Rubber & Plastics -- 0.24%
 17,300 Carlisle Co., Inc....................    1,052,878
 15,300 Tredegar Corp........................      237,609
                                              ------------
                                                 1,290,487
                                              ------------
        Steel -- 0.08%
  9,500 Quanex Corp..........................      437,950
                                              ------------
        Transportation -- 1.15%
 42,600 Frontier Airlines, Inc. (b)..........      607,476
 60,400 Genesee & Wyoming Inc.,
         Class - A (b).......................    1,902,600
 38,140 Heartland Express, Inc...............      922,607
 25,600 Offshore Logistics, Inc. (b).........      627,712
  8,300 Overseas Shipholding Group, Inc......      282,615
130,000 RailAmerica, Inc. (b)................    1,534,000
 16,100 SkyWest, Inc.........................      291,732
                                              ------------
                                                 6,168,742
                                              ------------
        Waste Disposal -- 0.12%
 17,800 Waste Connections, Inc. (b)..........      672,306
                                              ------------
        Total -- Geewax, Terker & Co.
         (cost $132,188,270).................  160,652,606
                                              ------------
        Sterling Johnston Capital Management,
         Inc. -- 29.23%
        Aerospace/Defense -- 0.33%
146,200 Orbital Sciences Corp. (b)...........    1,757,324
                                              ------------
        Banking -- 0.30%
 90,900 Ocwen Financial Corp. (b)............      805,374
 22,200 Westcorp.............................      811,410
                                              ------------
                                                 1,616,784
                                              ------------
        Broadcasting -- 0.13%
 44,900 Gray Television, Inc.................      678,888
                                              ------------
        Business Services -- 0.74%
 34,500 CoStar Group, Inc. (b)...............    1,437,960
 72,600 eFunds Corp. (b).....................    1,259,610
 29,350 Intelli-Check, Inc. (b)..............      232,159
 26,100 StarTek, Inc.........................    1,064,619
                                              ------------
                                                 3,994,348
                                              ------------
        Casinos & Gaming -- 0.65%
101,450 Scientific Games Corp., Class - A (b)    1,725,665
 67,200 WMS Industries, Inc. (b).............    1,760,640
                                              ------------
                                                 3,486,305
                                              ------------

                      Security
Shares               Description                 Value
------               -----------              -----------
        Communications -- 1.90%
124,050 CellStar Corp. (b)................... $ 1,566,752
414,100 Covad Communications Group,
         Inc. (b)............................   1,490,760
136,300 General Cable Corp. (b)..............   1,110,845
381,100 Oplink Communications, Inc. (b)......     910,829
119,950 Primus Telecommunications Group,
         Inc. (b)............................   1,221,091
223,950 Superconductor Technologies, Inc. (b)   1,249,641
144,050 Telesystem International Wireless,
         Inc. (b)............................   1,201,377
152,400 Ulticom, Inc. (b)....................   1,470,660
                                              -----------
                                               10,221,955
                                              -----------
        Computer Equipment -- 1.69%
 57,400 Cray, Inc. (b).......................     569,982
114,300 Dot Hill Systems Corp. (b)...........   1,731,645
 44,650 Hutchinson Technology, Inc. (b)......   1,372,541
 99,650 Komag, Inc. (b)......................   1,457,880
 74,800 Sierra Wireless, Inc. (b)............   1,150,424
164,050 Silicon Storage Technology, Inc. (b).   1,804,549
170,150 SimpleTech, Inc. (b).................   1,022,602
                                              -----------
                                                9,109,623
                                              -----------
        Computer Services -- 0.20%
219,750 Zomax, Inc. (b)......................   1,096,553
                                              -----------
        Computer Software -- 1.11%
 94,487 Ascential Software Corp. (b).........   2,450,047
235,200 Opsware, Inc. (b)....................   1,740,480
124,700 QAD, Inc. (b)........................   1,528,822
 63,150 VA Software Corp. (b)................     246,917
                                              -----------
                                                5,966,266
                                              -----------
        Consulting Services -- 0.21%
 36,100 Charles River Associates, Inc. (b)...   1,154,839
                                              -----------
        Consumer Products -- 1.38%
 40,550 Central Garden & Pet Co. (b).........   1,136,617
 85,350 Elizabeth Arden, Inc. (b)............   1,700,172
 67,600 K-Swiss, Inc., Class - A.............   1,626,456
 70,350 K2, Inc. (b).........................   1,070,024
 56,800 Oxford Industries, Inc...............   1,924,383
                                              -----------
                                                7,457,652
                                              -----------
        E-Commerce -- 0.42%
160,900 drugstore.com, Inc. (b)..............     886,559
166,100 Harris Interactive, Inc. (b).........   1,378,630
                                              -----------
                                                2,265,189
                                              -----------
        Electronic Components &
         Instruments -- 1.92%
266,550 ASAT Holdings, Ltd. - ADR (b)........     812,978
118,200 Ase Test, Ltd. (b)...................   1,769,453
428,150 Bookham Technology PLC - ADR (b).....   1,070,375
 53,300 C&D Technologies, Inc................   1,021,761

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
Shares                Description                   Value
------                -----------                -----------
        Common Stocks (continued)
        Sterling Johnston Capital Management,
         Inc. (continued)
        Electronic Components & Instruments (continued)
 71,950 ChipMOS TECHNOLOGIES (Bermuda),
         Ltd. (b)............................... $   675,611
 86,800 Integrated Electrical Services, Inc. (b)     802,900
107,400 Intergrated Silicon Solution, Inc. (b)..   1,682,958
 40,550 Metrologic Instruments, Inc. (b)........   1,094,850
169,200 REMEC, Inc. (b).........................   1,422,972
                                                 -----------
                                                  10,353,858
                                                 -----------
        Food -- 0.23%
136,200 SunOpta, Inc. (b).......................   1,257,126
                                                 -----------
        Health Care -- 2.07%
 44,200 AMERIGROUP Corp. (b)....................   1,885,129
148,900 Ciphergen Biosystems, Inc. (b)..........   1,673,635
 42,050 Closure Medical Corp. (b)...............   1,426,757
147,150 Harvard Bioscience, Inc. (b)............   1,309,635
235,350 Illumina, Inc. (b)......................   1,659,217
 61,950 Molina Heathcare, Inc. (b)..............   1,562,999
 43,462 Odyssey HealthCare, Inc. (b)............   1,271,698
 46,950 Vasogen, Inc. (b).......................     351,656
                                                 -----------
                                                  11,140,726
                                                 -----------
        Hotels & Lodging -- 0.25%
208,250 La Quinta Corp. (b).....................   1,334,883
                                                 -----------
        Insurance -- 0.56%
 35,300 Direct General Corp.....................   1,168,430
 88,850 Scottish Annuity & Life Holdings, Ltd...   1,846,303
                                                 -----------
                                                   3,014,733
                                                 -----------
        Internet Services -- 1.41%
 69,250 Digital Insight Corp. (b)...............   1,724,325
196,900 Digitas, Inc. (b).......................   1,835,108
193,790 NIC, Inc. (b)...........................   1,556,134
 81,283 Openwave Systems, Inc. (b)..............     894,113
 57,600 RADWARE, Ltd. (b).......................   1,569,600
                                                 -----------
                                                   7,579,280
                                                 -----------
        Manufacturing -- 2.03%
 54,450 Applied Industrial Technologies, Inc....   1,299,177
107,100 EnPro Industries, Inc. (b)..............   1,494,045
345,000 Jacuzzi Brands, Inc. (b)................   2,446,049
 13,250 Mine Safety Appliances Co...............   1,053,508
 42,200 Ultratech, Inc. (b).....................   1,239,414
 67,200 Wabash National Corp. (b)...............   1,968,960
 84,550 Wabtec Corp.............................   1,440,732
                                                 -----------
                                                  10,941,885
                                                 -----------
        Metals -- 1.42%
525,950 Eldorado Gold Corp. (b).................   1,688,300
252,100 Hecla Mining Co. (b)....................   2,089,909

                      Security
Shares               Description                 Value
------               -----------              -----------
        Metals (continued)
 38,800 Schnitzer Steel Industries, Inc...... $ 2,347,400
508,900 Wheaton River Minerals, Ltd. (b).....   1,521,611
                                              -----------
                                                7,647,220
                                              -----------
        Oil & Gas -- 2.09%
181,200 Brigham Exploration Co. (b)..........   1,454,855
172,050 Energy Partners, Ltd. (b)............   2,391,495
 42,200 Quicksilver Resources, Inc. (b)......   1,363,060
 77,750 Southwestern Energy Co. (b)..........   1,858,225
116,050 Ultra Petroleum Corp. (b)............   2,857,150
 72,600 Whiting Petroleum Corp. (b)..........   1,335,840
                                              -----------
                                               11,260,625
                                              -----------
        Pharmaceuticals -- 3.02%
 91,400 AtheroGenics, Inc. (b)...............   1,366,430
106,550 Cypress Bioscience, Inc. (b).........   1,614,233
 73,550 Flamel Technologies SA - ADR (b).....   1,970,404
201,900 Guilford Pharmaceuticals, Inc. (b)...   1,368,882
123,600 HealthExtras, Inc. (b)...............   1,656,240
121,600 Impax Laboratories, Inc. (b).........   1,749,824
 82,500 PAREXEL International Corp. (b)......   1,341,450
248,450 Pharmos Corp. (b)....................     869,575
185,000 SuperGen, Inc. (b)...................   2,034,999
 59,650 Telik, Inc. (b)......................   1,372,547
 40,300 United Therapeutics Corp. (b)........     924,885
                                              -----------
                                               16,269,469
                                              -----------
        Real Estate Investment Trust -- 0.20%
 48,950 American Home Mortgage Investment
         Corp................................   1,101,865
                                              -----------
        Restaurants -- 0.20%
 35,750 Red Robin Gourmet Burgers (b)........   1,088,230
                                              -----------
        Retail -- 2.81%
 51,550 Aeropostale, Inc. (b)................   1,413,501
 18,300 Brookstone, Inc. (b).................     389,973
 50,600 Cash America International, Inc......   1,071,708
171,100 Casual Male Retail Group, Inc. (b)...   1,187,434
 54,650 Finish Line, Inc., Class - A (b).....   1,637,860
 53,125 Hibbett Sporting Goods, Inc. (b).....   1,583,125
 65,750 Kirkland's, Inc. (b).................   1,161,145
 90,350 MarineMax, Inc. (b)..................   1,755,500
209,200 Restoration Hardware, Inc. (b).......     993,700
 43,800 United Natural Foods, Inc. (b).......   1,572,858
 50,300 West Marine, Inc. (b)................   1,398,843
 99,150 Wet Seal, Inc., Class - A (b)........     980,594
                                              -----------
                                               15,146,241
                                              -----------
        Semiconductor Equipment -- 0.57%
 87,750 Mattson Technology, Inc. (b).........   1,072,305
 49,350 Mykrolis Corp. (b)...................     793,548
 41,800 Veeco Instruments, Inc. (b)..........   1,178,760
                                              -----------
                                                3,044,613
                                              -----------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Small Capitalization Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                        Security
 Shares                Description                 Value
 ------                -----------              ------------
          Common Stocks (continued)
          Sterling Johnston Capital Management,
           Inc. (continued)
          Transportation -- 1.01%
   49,600 Central Freight Lines, Inc. (b)...... $    880,400
   84,650 EGL, Inc. (b)........................    1,486,454
   51,450 Old Dominion Freight Line, Inc.
           (b).................................    1,753,416
   74,900 SCS Transportation, Inc. (b).........    1,316,742
                                                ------------
                                                   5,437,012
                                                ------------
          Waste Management, Inc. -- 0.38%
  155,700 Duratek, Inc. (b)....................    2,030,328
                                                ------------
          Total - Sterling Johnston Capital
           Management, Inc.
           (cost $122,603,452).................  157,453,820
                                                ------------
          Total Common Stocks
           (cost $399,743,352).................  530,292,481
                                                ------------
          Mutual Funds -- 0.40%
          Geewax, Terker & Co. -- 0.40%
   13,390 iShares Russell 2000 Value Index
           Fund................................    2,153,112
                                                ------------
          Total Mutual Funds
           (cost $1,810,462)...................    2,153,112
                                                ------------
          Warrant -- 0.00%
          Frontier Capital Management
           Co. -- 0.00%
          Electrical & Electronics -- 0.00%
      173 Orbital Sciences Corp., Strike Price
           $4.82, 8/31/04......................        1,291
                                                ------------
          Total Warrant
           (cost $763).........................        1,291
                                                ------------
          Short Term Investments -- 1.15%
          Frontier Capital Management
           Co. -- 0.56%
          Repurchase Agreements -- 0.56%
3,058,065 Bankers Trust Co., Repurchase
           Agreement, dated 12/31/03, due
           1/2/04 at 0.60% with a maturity
           value of $3,058,167 (collateralized
           by U.S. Treasury Note; market
           value $3,058,647)...................    3,058,065
                                                ------------
          Geewax, Terker & Co. -- 0.16%
          Repurchase Agreements -- 0.16%
  842,782 Bankers Trust Co., Repurchase
           Agreement, dated 12/31/03, due
           1/2/04 at 0.50% with a maturity
           value of $842,805 (collateralized by
           U.S. Treasury Note; market value
           $842,586)...........................      842,782
                                                ------------

                       Security
 Shares               Description                  Value
 ------               -----------              ------------
          Sterling Johnston Capital
           Management, Inc. -- 0.43%
          Repurchase Agreements -- 0.43%
2,299,523 Liquidity Management Control System
           Bank Sweep Repurchase
           Agreement, dated 12/31/03, due
           1/2/04 at 0.25% with a maturity
           value of $2,299,554 (collateralized
           by U.S. Treasury Bond; market
           value $2,902,781)..................    2,299,523
                                               ------------
          Total Short Term Investments
           (cost $6,200,370)..................    6,200,370
                                               ------------
          Total Investments
           (cost $407,754,947) (a) --
           100.00%............................ $538,647,254
          Liabilities in excess of other
           assets -- 0.00%....................       (7,705)
                                               ------------
          Net Assets -- 100.00%............... $538,639,549
                                               ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation.... $141,370,133
                   Unrealized depreciation....  (10,477,826)
                                               ------------
                   Net unrealized appreciation $130,892,307
                                               ============

(b) Represents non-income producing securities.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments -- December 31, 2003 (Unaudited)

                        Security
  Shares               Description               Value
  ------               -----------            ------------
            Common/Preferred Stocks -- 94.01%
            Artisan Partners LP -- 37.92%
            Australia -- 0.26%
     88,190 Commonwealth Bank of Australia
             (Banking)....................... $  1,956,857
                                              ------------
            Belgium -- 0.63%
    180,200 Interbrew (Brewery)..............    4,809,570
                                              ------------
            Brazil -- 0.57%
147,503,600 Banco Bradesco SA (Banking)......      777,142
        400 Banco Bradesco SA ADR
             (Banking).......................       10,564
  5,473,700 Banco Itau Holding (Banking).....      544,524
     38,600 Petroleo Brasileiro SA - ADR (Oil
             & Gas)..........................    1,128,664
    278,900 Telesp Celular Participacoes SA -
             ADR (Telecommunications
             Services) (b)...................    1,835,162
                                              ------------
                                                 4,296,056
                                              ------------
            Canada -- 1.09%
    131,800 Canwest Global Communications
             Corp. (Media) (b)...............    1,412,598
     92,367 Corus Entertainment, Inc. -
             B Shares (Multimedia)...........    1,965,636
    124,700 EnCana Corp. (Oil & Gas).........    4,921,416
                                              ------------
                                                 8,299,650
                                              ------------
            China --  0.02%
      5,200 China Life Insurance Co., Ltd. -
             ADR (Insurance).................      171,444
                                              ------------
            Denmark --  0.41%
        136 AP Moller - Maersk A/S
             (Shipping)......................      981,442
     51,750 Novo-Nordisk A/S, Class-B
             (Pharmaceuticals)...............    2,108,345
                                              ------------
                                                 3,089,787
                                              ------------
            France --  2.19%
     83,831 Carrefour SA (Food - Retail).....    4,601,817
    251,891 JC Decaux SA (Advertising) (b)...    4,117,688
     38,000 M6 Metropole Television
             (Media).........................    1,247,173
    266,500 Rhodia SA (Chemicals)............    1,193,332
     56,700 Sanofi-Synthelabo SA
             (Pharmaceuticals)...............    4,269,659
      6,700 Total SA, Class-B (Oil & Gas)....    1,245,685
                                              ------------
                                                16,675,354
                                              ------------
            Germany --  5.57%
    101,065 Allianz AG (Financial Services)..   12,760,588
     70,938 Deutsche Boerse AG (Financial
             Services).......................    3,892,279
    286,100 Deutsche Telekom AG
             (Telecommunications
             Services).......................    5,247,085

                       Security
 Shares               Description                Value
 ------               -----------             ------------
          Germany (continued)
   78,400 Henkel KGaA (Diversified Chemicals/
           Materials)........................ $  6,131,173
   13,454 Hypo Real Estate Holding AG
           (Financial Services) (b)..........      333,465
   85,640 Linde AG (Manufacturing)...........    4,612,542
   76,735 Muenchener Rueckversicherungs-
           Gesellschaft AG (Financial
           Services).........................    9,371,182
                                              ------------
                                                42,348,314
                                              ------------
          Hong Kong -- 0.50%
   68,300 China Mobile (Hong Kong), Ltd.
           (Cellular Telecommunications
           Services).........................      209,820
  388,600 Citic Pacific, Ltd. (Conglomerate).      991,071
  892,800 CNOOC, Ltd. (Oil & Gas)............    1,747,973
  515,100 Hong Kong & China Gas Co., Ltd.
           (Oil & Gas).......................      786,225
   32,500 Johnson Electric Holdings, Ltd.
           (Electronics).....................       41,443
                                              ------------
                                                 3,776,532
                                              ------------
          Hungary  -- 0.03%
   10,700 Magyar Tavkozlesi Rt - ADR
           (Telecommunications Services).....      200,197
                                              ------------
          Japan -- 4.89%
    6,900 Aeon Co., Ltd. (Retail)............      231,137
   33,000 Credit Saison Co., Ltd. (Banking)..      745,171
      468 East Japan Railway Co.
           (Transportation)..................    2,205,281
      160 Fuji Television Network, Inc.
           (Television)......................      865,914
  170,200 Honda Motor Co., Ltd.
           (Automobiles).....................    7,559,504
  459,000 Japan Airlines System Corp.
           (Airlines)........................    1,212,065
      870 Japan Telecom Holdings Co., Ltd.
           (Telecommunications)..............    2,329,850
      372 Japan Tobacco, Inc. (Tobacco)......    2,724,830
    2,200 Keyence Corp. (Electronics)........      463,731
1,000,500 Nikko Cordial Corp. (Financial
           Services).........................    5,573,374
    2,500 Nippon Broadcasting System, Inc.
           (Radio)...........................      116,404
      390 Nippon Telegraph and Telephone
           Corp. (Telecommunications
           Services).........................    1,881,403
      800 Nippon Television Network Corp.
           (Media)...........................      118,914
   42,400 Nomura Holdings, Inc. (Financial
           Services).........................      722,030
   63,800 Promise Co., Ltd. (Diversified
           Financial Services)...............    2,780,125

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
Shares                Description                  Value
------                -----------               ------------
        Common/Preferred Stocks (continued)
        Artisan Partners LP (continued)
        Japan (continued)
    236 Sumitomo Mitsui Financial Group, Inc.
         (Financial Services).................. $  1,257,404
156,000 The Bank of Yokohama, Ltd.
         (Banking).............................      724,904
 33,500 The Fuji Fire & Marine Insurance Co.,
         Ltd. (Insurance)......................       91,901
182,600 The Sumitomo Trust & Banking Co.,
         Ltd. (Financial Services).............    1,073,416
 47,400 Tokyo Broadcasting System, Inc.
         (Media)...............................      754,986
178,000 Tokyu Corp. (Transportation)...........      913,502
    226 UFJ Holdings, Inc. (Financial
         Services).............................    1,086,032
 33,100 Yamanouchi Pharmaceutical Co., Ltd.
         (Pharmaceuticals).....................    1,028,487
 62,700 Yamato Transport Co., Ltd. (Transport -
         Services).............................      738,335
                                                ------------
                                                  37,198,700
                                                ------------
        Luxembourg --  0.19%
 25,025 RTL Group (Multimedia).................    1,480,097
                                                ------------
        Mexico --  1.42%
635,000 Grupo Modelo SA de CV, Series C -
         ADR (Brewery).........................    1,520,078
106,500 Grupo Televisa SA - ADR
         (Multimedia)..........................    4,245,091
 70,310 Telefonos de Mexico SA de CV - ADR
         (Telecommunications Services).........    2,322,339
946,700 Wal-Mart de Mexico SA de CV, Series V
         (Retail)..............................    2,698,418
                                                ------------
                                                  10,785,926
                                                ------------
        Netherlands --  1.94%
257,600 ASML Holding NV
         (Semiconductors) (b)..................    5,107,804
 29,800 ASML Holding NV -- New York
         Shares -  ADR
         (Semiconductors) (b)..................      597,490
355,745 Fortis AG (Banking)....................    7,166,044
 82,500 Koninklijke (Royal) KPN NV
         (Telecommunications Services) (b).....      636,856
 79,800 Wolters Kluwer NV (Multimedia).........    1,248,132
                                                ------------
                                                  14,756,326
                                                ------------
        Norway --  0.31%
358,400 Telenor ASA (Telecommunications).......    2,343,434
                                                ------------
        Russia --  0.33%
 25,900 Lukoil - ADR (Oil & Gas)...............    2,408,700
  2,869 OAO Gazprom - ADR (Oil & Gas)..........       73,733
                                                ------------
                                                   2,482,433
                                                ------------

                      Security
Shares               Description                 Value
------               -----------              ------------
        Singapore --  0.37%
329,050 DBS Group Holdings, Ltd.
         (Banking)........................... $  2,848,163
                                              ------------
        South Korea --  0.47%
 45,590 Korea Electric Power Corp.
         (Electric) (b)......................      818,822
  7,210 Samsung Electronics Co., Ltd.
         (Electronics).......................    2,729,089
                                              ------------
                                                 3,547,911
                                              ------------
        Spain --  (2.17%)
 52,451 Altadis SA (Tobacco).................    1,488,580
  8,300 Centros Comerciales Carrefour SA
         (Retail)............................      142,905
116,900 Industria de Diseno Textil SA
         (Apparel)...........................    2,373,975
249,000 Promotora de Informaciones SA (Prisa)
         (Media).............................    3,611,877
230,200 Repsol YPF SA (Oil & Gas)............    4,489,010
298,230 Telefonica SA (Telecommunication
         Services)...........................    4,378,649
                                              ------------
                                                16,484,996
                                              ------------
        Sweden --  0.51%
 30,800 Sandvik AB (Machinery)...............    1,061,582
 66,400 Telefonaktiebolagent LM Ericcson --
         ADR (Telecommunications) (b)........    1,175,280
914,000 Telefonaktiebolaget LM Ericsson
         (Telecommunications
         Equipment) (b)......................    1,638,653
                                              ------------
                                                 3,875,515
                                              ------------
        Switzerland --  (5.54%)
 50,605 CIBA Specialty Chemicals AG
         (Chemicals) (b).....................    3,915,827
262,540 Clariant AG (Chemicals) (b)..........    3,874,150
139,000 Credit Suisse Group (Banking)........    5,085,709
  7,246 Julius Baer Holding Ltd. AG, Class B
         (Banking)...........................    2,443,163
 32,585 Nestle SA, Class B (Food)............    8,141,310
 48,090 Novartis AG (Pharmaceuticals)........    2,183,346
 42,900 Roche Holding AG - Genusschein
         (Pharmaceuticals)...................    4,327,289
  4,055 Serono SA (Pharmaceuticals)..........    2,891,862
 22,300 Swiss Re (Diversified Financial
         Services)...........................    1,505,599
113,535 UBS AG - Registered (Banking)........    7,775,552
                                              ------------
                                                42,143,807
                                              ------------
        Taiwan --  0.27%
139,500 Chunghwa Telecom Co., Ltd. - ADR
         (Telecommunications)................    2,022,750
                                              ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                        Security
 Shares                Description                 Value
 ------                -----------              ------------
          Common/Preferred Stocks (continued)
          Artisan Partners LP (continued)
          United Kingdom -- 8.24%
   30,968 Allied Domecq PLC (Beverages)........ $    238,935
  982,700 BAE Systems PLC
           (Aerospace/Defense).................    2,959,823
   59,000 BP PLC (Oil & Gas)...................      478,454
  478,777 British Sky Broadcasting Group PLC
           (Television) (b)....................    6,025,295
  519,525 Carlton Communications PLC
           (Media).............................    2,139,065
1,244,592 Compass Group PLC
           (Food - Services)...................    8,466,431
  359,121 Diageo PLC (Food & Beverages)........    4,725,175
2,573,186 Granada PLC (Media)..................    5,619,799
1,443,100 Imperial Chemical Industries PLC
           (Chemicals).........................    5,140,901
  375,540 Kesa Electricals PLC (Retail)........    1,729,423
1,208,637 Kingfisher PLC (Retail)..............    6,025,746
  590,380 Lloyds TSB Group PLC (Banking).......    4,734,775
1,268,229 Marks & Spencer Group PLC
           (Retail - Department Stores)........    6,561,230
1,705,300 Tesco PLC (Food -- Retail)...........    7,868,451
                                                ------------
                                                  62,713,503
                                                ------------
          Total -- Artisan Partners LP
           (cost $246,582,437).................  288,307,322
                                                ------------
          Capital Guardian Trust Co. -- 56.09%
          Australia -- 1.37%
  138,699 ANZ Group, Ltd. (Banking)............    1,847,608
  172,391 BHP Billiton, Ltd. (Mining)..........    1,583,335
   60,300 Brambles Industries, Ltd. (Commerical
           Services)...........................      239,886
  485,339 Foster's Brewing Group, Ltd.
           (Brewery)...........................    1,645,554
   65,389 National Australia Banking Group,
           Ltd. (Banking)......................    1,475,557
   70,914 News Corp., Ltd. (Multimedia)........      640,628
  100,479 QBE Insurance Group, Ltd.
           (Insurance).........................      802,483
   39,300 Wesfarmers, Ltd. (Conglomerate)......      784,384
  106,300 WMC Resources, Ltd. (Mining) (b).....      450,917
  106,500 Woolworths, Ltd. (Retail)............      946,861
                                                ------------
                                                  10,417,213
                                                ------------
          Brazil --  0.24%
    7,000 Companhia Vale do Rio Doce - ADR
           (Metals -- Diversified).............      409,500
   28,000 Companhia Vale do Rio Doce -- SP -
           ADR (Metals - Diversified)..........    1,442,280
                                                ------------
                                                   1,851,780
                                                ------------

                      Security
Shares               Description                 Value
------               -----------              ------------
        Canada -- 2.18%
197,700 Abitibi-Consolidated, Inc. (Paper &
         Related Products)................... $  1,586,496
 25,000 Alcan Aluminium, Ltd. (Building
         Materials)..........................    1,171,793
 69,400 BCE, Inc. (Telecommunications
         Services)...........................    1,552,068
771,000 Bombardier, Inc., Class B (Aerospace)    3,263,587
 32,800 Inco, Ltd. (Metals - Diversified) (b)    1,310,985
 35,200 Suncor Energy, Inc. (Oil & Gas)......      885,278
 58,600 Telus Corp. (Telecommunications
         Services)...........................    1,097,404
157,200 Thomson Corp. (Publishing &
         Printing)...........................    5,727,200
                                              ------------
                                                16,594,811
                                              ------------
        Denmark -- 0.27%
 41,600 Novo Nordisk A/S Pharmaceutical).....    1,694,824
  9,100 TDC A/S, Class -- B
         (Telecommunications)................      328,350
                                              ------------
                                                 2,023,174
                                              ------------
        Finland -- 0.53%
183,200 Nokia Oyj (Telecommunications
         Equipment)..........................    3,168,099
 46,200 UPM-Kymmene (Paper Products).........      881,109
                                              ------------
                                                 4,049,208
                                              ------------
        France -- 6.94%
 46,200 Accor SA (Hotels)....................    2,092,051
125,800 BNP Paribas SA (Banking).............    7,921,201
 96,000 Bouygues SA (Wireless
         Telecommunications Services)........    3,356,605
 20,600 Carrefour SA (Food -- Retail)........    1,130,816
 28,800 Essilor International SA (Optical
         Supplies)...........................    1,489,403
 85,000 France Telecom SA
         (Telecommunications) (b)............    2,429,487
 19,480 Groupe Danone (Food Products &
         Services)...........................    3,179,502
 16,200 L'Air Liquide SA (Chemicals).........    2,860,743
 23,700 L'Oreal SA (Cosmetics & Toiletries)..    1,943,111
 72,300 Renault SA (Automobiles).............    4,988,402
190,300 Sanofi-Synthelabo SA
         (Pharmaceuticals)...................   14,330,090
 23,300 Schneider Electric SA (Hand/Machine
         Tools)..............................    1,525,313
 11,000 Societe Generale (Banking)...........      971,240
186,000 Vivendi Universal SA
         (Multimedia) (b)....................    4,520,958
                                              ------------
                                                52,738,922
                                              ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
 Shares               Description                Value
 ------               -----------             ------------
          Common/Preferred Stocks (continued)
          Capital Guardian Trust Co. (continued)
          Germany -- 2.91%
   23,600 Allianz AG Holdings (Insurance).... $  2,979,764
   23,100 Bayerische Motoren Werke AG
           (Automobiles).....................    1,076,619
   55,900 DaimlerChrysler AG (Automobiles)...    2,615,902
   40,000 Deutsche Bank AG (Banking).........    3,324,920
   12,191 Deutsche Boerse AG (Financial
           Services).........................      668,905
   13,200 Epcos AG (Electronic
           Components) (b)...................      299,530
   68,300 Infineon Technologies AG
           (Semiconductors) (b)..............      955,406
   12,600 Infineon Technologies AG -- ADR
           (Semiconductors) (b)..............      172,746
   22,200 Muenchener.........................    2,711,152
   17,400 Rueckversicherungs-Gesellschaft AG
           (Insurance) SAP AG (Business
           Software).........................    2,936,576
    4,100 SAP AG (Software)..................      170,396
   49,900 Siemens AG (Industrial
           Conglomerates)....................    4,015,662
   10,700 TUI AG (Travel Services)...........      224,041
                                              ------------
                                                22,151,619
                                              ------------
          Hong Kong -- (1.25%)
  137,000 Cheung Kong Holdings (Real
           Estate)...........................    1,089,668
  213,500 China Mobile (Hong Kong), Ltd.
           (Telecommunications Services).....      655,878
1,091,000 Hang Lung Properties, Ltd. (Real
           Estate)...........................    1,398,250
   49,700 Hang Seng Bank (Banking)...........      652,970
  534,000 Hongkong Land Holdings, Ltd. (Real
           Estate)...........................      907,800
   94,100 Hutchison Whampoa (Industrial
           Conglomerates)....................      693,908
  624,500 Johnson Electric Holdings, Ltd.
           (Electronics).....................      796,351
1,078,000 Li & Fung, Ltd. (Distributors).....    1,846,746
  100,000 Sun Hung Kai Properties, Ltd. (Real
           Estate)...........................      827,580
  107,200 Swire Pacific, Ltd. (Diversified
           Financial Services)...............      661,405
                                              ------------
                                                 9,530,556
                                              ------------
          Ireland -- (0.15%)
   54,400 CRH PLC (Construction).............    1,117,092
                                              ------------
          Italy -- (0.45%)
   18,650 Assic Generali (Insurance).........      494,008
  179,000 Credito Italiano (Financial -
           Banking)..........................      966,346
  102,600 ENI SpA (Oil & Gas)................    1,936,042
                                              ------------
                                                 3,396,396
                                              ------------

                       Security
Shares                Description                  Value
------                -----------               ------------
        Japan -- 11.61%
 11,800 Acom Co., Ltd. (Diversified Financial
         Services)............................. $    535,112
 13,800 Advantest Corp. (Electrical &
         Electronics)..........................    1,094,523
 95,000 Aeon Co., Ltd. (Retail)................    3,182,327
 10,730 AIFUL Corp. (Diversified Financial
         Services).............................      784,951
 31,000 Canon, Inc. (Business Equipment).......    1,443,408
 54,300 Chugai Pharmaceutical Co., Ltd.
         (Pharmaceuticals).....................      780,781
 49,000 Dai Nippon Printing (Printing &
         Publishing)...........................      688,112
 63,000 Daiwa House Industries Co., Ltd.
         (Manufacturing/Housing)...............      670,150
 99,000 Daiwa Securities Group, Inc.
         (Diversified Financial Services)......      673,425
 28,700 Fanuc, Ltd. (Electronic Components)....    1,719,268
 15,000 Fuji Photo Film, Ltd. (Photo
         Equipment)............................      484,277
 17,900 Hirose Electric Co., Ltd. (Electrical &
         Electronics)..........................    2,054,400
 20,800 Honda Motor Co., Ltd.
         (Automobiles).........................      923,841
 20,000 Hoya Corp. (Electrical Components).....    1,836,335
141,000 Japan Airlines System Corp.
         (Airlines)............................      372,334
    233 Japan Telecom Co., Ltd.
         (Telecommunications Services).........      623,971
104,300 Kansai Electric Power Co. (Electrical &
         Electronics)..........................    1,827,707
  4,100 Keyence Corp. (Electrical &
         Electronics)..........................      864,225
    148 Millea Holdings, Inc. (Insurance)......    1,933,377
214,000 Mitsubishi Corp. (Distribution/
         Wholesale)............................    2,268,396
326,000 Mitsubishi Estate Co., Ltd. (Real
         Estate)...............................    3,090,566
232,000 Mitsubishi Heavy Industries, Ltd.
         (Manufacturing - Diversified).........      645,106
247,000 Mitsubishi Motors Corp.
         (Automobiles) (b).....................      504,740
    112 Mitsubishi Tokyo Financial Group, Inc.
         (Financial Services)..................      873,677
123,000 Mitsui Fudosan Co., Ltd. (Real
         Estate)...............................    1,110,983
316,730 Mitsui Sumitomo Insurance Co., Ltd.
         (Insurance)...........................    2,600,750
 25,000 Murata Manufacturing Co., Ltd.
         (Electrical & Electronics)............    1,350,658
763,000 NEC Corp. (Electrical & Electronics)...    5,617,310
    700 NEC Electronics Corp. (Electrical &
         Electronics) (b)......................       51,208

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
Shares                Description                   Value
------                -----------                ------------
        Common/Preferred Stocks (continued)
        Capital Guardian Trust Co. (continued)
        Japan (continued)
 15,800 Nidec Corp. (Electrical Components)..... $  1,508,202
163,000 Nikko Cordial Corp. (Financial
         Services)..............................      908,006
116,000 Nikon Corp. (Semiconductors) (b)........    1,749,146
 16,000 Nintendo Co., Ltd. (Toys)...............    1,492,955
658,000 Nippon Steel Corp. (Steel)..............    1,412,149
299,000 Nissan Motor Co., Ltd.
         (Automobiles)..........................    3,414,911
  1,000 Nissin Food Products Co., Ltd.
         (Food).................................       24,914
 41,300 Nitto Denko Corp. (Chemical)............    2,196,604
 94,000 Nomura Securities Co., Ltd. (Diversified
         Financial Services)....................    1,600,728
  7,500 ORIX Corp. (Diversified Financial
         Services)..............................      620,043
 62,000 Ricoh Co., Ltd. (Electrical &
         Electronics)...........................    1,223,570
 26,700 Rohm Co. (Semiconductors)...............    3,129,159
113,000 Sankyo Pharmaceutical
         (Pharmaceuticals)......................    2,124,615
174,000 Sekisui House
         (Manufacturing/Housing)................    1,797,313
 14,100 Shimamura Co., Ltd. (Retail Apparel)....      957,805
 23,900 Shin-Etsu Chemical Co., Ltd.
         (Chemicals)............................      976,785
 96,000 Shionogi & Co., Ltd.
         (Pharmaceuticals)......................    1,787,963
 17,200 SMC Corp. (Manufacturing)...............    2,140,972
  9,900 Softbank Corp. (Software)...............      302,995
 86,200 Sompo Japan Insurance, Inc.
         (Insurance)............................      708,614
 31,300 Sony Corp. (Electrical & Electronics)...    1,083,540
415,000 Sumitomo Chemical Co., Ltd.
         (Chemicals)............................    1,711,580
 57,000 Sumitomo Forestry Co., Ltd.
         (Forestry).............................      482,402
159,000 Suzuki Motor Corp. (Automobiles)........    2,353,028
 20,000 Taiyo Yuden Co., Ltd. (Electrical &
         Electronics)...........................      261,454
 52,700 Tokyo Electron, Ltd.
         (Semiconductors).......................    4,002,781
193,000 Toray Industries (Chemicals)............      806,793
 22,000 Tostem Corp. (Manufacturing -
         Diversified)...........................      424,932
 73,400 Toyota Motor Corp. (Auto Related).......    2,479,313
 10,900 Uni-Charm Corp. (Cosmetics &
         Toiletries)............................      535,999
    160 Yahoo Japan Corp. (Internet Service
         Provider) (b)..........................    2,149,855

                       Security
Shares                Description                  Value
------                -----------               ------------
        Japan (continued)
 28,000 Yamanouchi Pharmaceutical Co., Ltd.
         (Pharmaceuticals)..................... $    870,020
 33,000 Yamato Transport Co., Ltd. (Transport -
          Services)............................      388,598
                                                ------------
                                                  88,233,662
                                                ------------
        Luxembourg -- 0.11%
 81,500 SES Global - FDR (Telecommunications
         Services).............................      822,401
                                                ------------
        Mexico -- 0.26%
 31,600 America Movil SA de CV, Series L -
         ADR (Telecommunications
         Services).............................      863,944
 33,200 Telefonos de Mexico SA de CV - ADR
         (Telecommunications Services).........    1,096,596
                                                ------------
                                                   1,960,540
                                                ------------
        Netherlands -- 6.43%
333,303 ABN Amro Holding NV (Diversified
         Financial Services)...................    7,798,641
333,587 Aegon NV (Insurance)...................    4,935,634
 21,200 Elsevier (Publishing & Printing).......      263,395
117,387 Heineken Holding NV (Brewery)..........    4,470,117
 60,000 Heineken Holding NV, Class A
         (Brewery).............................    2,053,226
170,480 ING Groep NV (Diversified Financial
         Services).............................    3,975,998
 36,600 Koninklijke (Royal) Philips Electronics
         NV (Household Durables)...............    1,068,730
 23,400 Koninklijke Numico NV - CVA (Food
         & Beverage) (b).......................      646,687
633,600 KPNQwest NV (Telecommunications
         Services) (b).........................    4,891,053
237,800 Royal Dutch Petroleum Co. (Oil &
         Gas)..................................   12,537,876
 17,000 Royal Dutch Petroleum Co., New York
         Shares - ADR (Oil & Gas)..............      890,630
 52,200 STMicroelectronics NV
         (Semiconductors)......................    1,415,614
 39,100 TPG NV (Transport - Services)..........      915,850
 26,100 Unilever NV (Consumer Goods)...........    1,706,967
 42,224 VNU NV (Printing & Publishing).........    1,334,145
                                                ------------
                                                  48,904,563
                                                ------------
        New Zealand -- 0.00%
  1,423 Telecom Corp. of New Zealand, Ltd.
         (Telecommunications Services).........        5,017
                                                ------------
        Norway -- 1.02%
198,200 DNB NOR ASA (Financial Services).......    1,322,763
 58,900 Norsk Hydro ASA (Oil & Gas)............    3,634,327

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
 Shares               Description                Value
 ------               -----------             ------------
          Common/Preferred Stocks (continued)
          Capital Guardian Trust Co. (continued)
          Norway (continued)
   10,200 Norsk Hydro ASA - ADR (Oil &
           Gas).............................. $    630,360
  193,100 Statoil ASA (Oil & Gas)............    2,169,647
                                              ------------
                                                 7,757,097
                                              ------------
          Russia -- 0.03%
    6,000 YUKOS - ADR (Oil& Gas).............      255,600
                                              ------------
          Singapore -- 0.74%
  164,000 DBS Group Holdings, Ltd. - ADR
           (Diversified Financial
           Services) (b).....................    1,419,535
  334,000 Singapore Technologies Engineering,
           Ltd. (Engineering)................      401,201
2,128,160 Singapore Telecommunications, Ltd.
           (Telecommunications Services).....    2,456,099
   92,360 United Overseas Bank, Ltd.
           (Banking).........................      717,866
   51,000 Venture Corp., Ltd. (Computers)....      600,601
                                              ------------
                                                 5,595,302
                                              ------------
          South Africa -- 0.03%
   15,800 Sasol, Ltd. (Oi l& Gas)............      224,869
                                              ------------
          South Korea -- 0.46%
    4,180 Samsung Electronics (Electronics)..    1,582,191
   10,340 Samsung Electronics - GDR
           (Electronics).....................    1,943,920
                                              ------------
                                                 3,526,111
                                              ------------
          Spain -- 1.64%
  385,800 Banco Bilbao Vizcaya Argentaria SA
           (Banking).........................    5,328,588
  154,500 Industria de Diseno Textil SA
           (Apparel).........................    3,137,547
  270,649 Telefonica SA (Telecommunications
           Services) (b).....................    3,973,701
                                              ------------
                                                12,439,836
                                              ------------
          Sweden -- 0.84%
  200,300 Assa Abloy AB, Class - B (Metal
           Products).........................    2,380,116
  151,100 ForeningsSparbanken AB
           (Banking).........................    2,971,474
   12,900 Sandvik AB (Manufacturing -
           Diversified)......................      444,624
   29,300 Svenska Handelsbanken AB, Class - A
           (Banking).........................      598,599
                                              ------------
                                                 6,394,813
                                              ------------
          Switzerland -- 5.58%
  189,877 ABB, Ltd. (Engineering) (b)........      962,627
   22,706 Credit Suisse Group (Diversified
           Financial Services)...............      830,763

                     Security
Shares              Description                 Value
------              -----------              ------------
        Switzerland (continued)
 81,055 Holcim, Ltd., Class - B (Building
         Products).......................... $  3,775,030
 23,404 Nestle SA (Food)....................    5,847,452
183,557 Novartis AG (Pharmaceuticals).......    8,333,717
188,051 Richemont AG INH A Units (Retail -
         Specialty).........................    4,515,961
 27,830 Roche Holding AG
         (Pharmaceuticals)..................    2,807,190
    938 Serono SA, Class - B (Medical)......      668,944
 85,511 Swiss Re (Diversified Financial
         Services)..........................    5,773,332
 16,249 Swisscom AG (Telecommunications
         Services)..........................    5,360,495
    794 Synthes-Stratec, Inc. (Medical
         Products)..........................      785,814
 40,003 UBS AG-Registered (Banking).........    2,739,644
                                             ------------
                                               42,400,969
                                             ------------
        Taiwan -- 0.69%
511,842 Taiwan Semiconductor Manufacturing
         Co., Ltd. - ADR
         (Semiconductors) (b)...............    5,241,262
                                             ------------
        United Kingdom -- 10.36%
 37,200 Anglo American PLC (Mining).........      803,785
188,700 ARM Holdings PLC (Semiconductor
         Equipment) (b).....................      434,075
 20,551 AstraZeneca PLC (Pharmaceuticals)...      985,956
306,600 AstraZeneca PLC (Pharmaceuticals)...   14,935,207
147,100 Barclays PLC (Banking)..............    1,312,048
928,500 BG Group PLC (Oil & Gas)............    4,766,231
446,688 Billiton PLC (Metals & Mining)......    3,902,239
117,600 Brambles Industries PLC (Diversified
         Operations)........................      428,412
331,335 British Aerospace PLC (Aerospace/
         Defense)...........................      997,958
364,000 Centrica PLC (Gas - Distribution)...    1,374,908
 63,200 Compass Group PLC (Food Services)...      429,923
130,700 Diageo PLC (Wine & Spirits).........    1,719,700
243,700 HBOS PLC (Diversified Financial
         Services)..........................    3,156,340
297,200 HSBC Holdings PLC (Banking).........    4,671,249
312,400 National Grid Group PLC (Electrical
         Utilities).........................    2,238,371
234,900 Pearson PLC (Printing & Publishing).    2,615,551
 28,300 Reckitt & Colman (Household
         Products)..........................      640,359
137,900 Reed International PLC (Publishing).    1,153,462
 27,200 Rio Tinto PLC (Mining)..............      751,319
211,800 Royal Bank of Scotland Group PLC
         (Banking)..........................    6,240,876
 95,000 Smith & Nephew PLC (Medical)........      798,027

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

                       Security
  Shares              Description               Value
  ------              -----------            ------------
            Common/Preferred Stocks (continued)
            Capital Guardian Trust Co. (continued)
            United Kingdom (continued)
    219,300 Smiths Group PLC
             (Manufacturing - Diversified).. $  2,594,955
    195,100 Standard Chartered PLC
             (Banking)......................    3,221,910
    288,900 Unilever PLC (Consumer Goods)...    2,693,187
  5,727,416 Vodafone (Telecommunications
             Services)......................   14,200,323
     32,300 Wolseley PLC (Distribution/
             Wholesale) (b).................      456,793
    107,500 Xstrata PLC (Minerals)..........    1,212,380
                                             ------------
                                               78,735,544
                                             ------------
            Total -- Capital Guardian Trust
             Co.
             (cost $364,309,093)............  426,368,357
                                             ------------
            Total Common/Preferred Stocks
             (cost $610,891,530)............  714,675,679
                                             ------------
            Convertible Bonds -- 0.46%
            Capital Guardian Trust Co. -- 0.46%
            Japan -- 0.37%
111,000,000 Sumitomo Mitsui Financial Group,
             Inc., 2.25%, 7/11/05
             (Banking)......................    1,939,419
 51,000,000 Sumitomo Mitsui Financial Group,
             Inc., 2.25% 7/11/05
             (Banking)......................      867,554
                                             ------------
                                                2,806,973
                                             ------------
            Switzerland -- 0.09%
    605,000 Credit Suisse Group Financial,
             6.00%, 12/23/05 (Financial
             Services)......................      665,781
                                             ------------
            Total Convertible Bonds
             (cost $2,070,690)..............    3,472,754
                                             ------------

                       Security
 Shares               Description                Value
 ------               -----------             ------------
          Short Term Investments -- 1.07%
          Artisan Partners LP -- 0.20%
          Repurchase Agreements -- 0.20%
1,639,738 Liquidity Management Control System
           Bank Sweep Repurchase Agreement,
           dated 12/31/03, due 1/2/04 at
           0.25% with a maturity value of
           $1,639,760 (collateralized by U.S.
           Treasury Bond; market value
           $1,640,766)....................... $  1,639,738
                                              ------------
          Capital Guardian Trust Co. -- 0.87%
          Repurchase Agreements -- 0.87%
6,555,755 Liquidity Management Control System
           Bank Sweep Repurchase Agreement,
           dated 12/31/03, due 1/2/04 at
           0.25% with a maturity value of
           $6,555,846 (collateralized by U.S.
           Treasury Bond; market value
           $6,557,408).......................    6,555,755
                                              ------------
          Total Short Term Investments
           (cost $8,195,493).................    8,195,493
                                              ------------
          Total Investments
           (cost $621,157,713) (a) --
           95.54%............................  726,343,926
                                              ------------
          Other assets in excess of
           liabilities -- 4.46%..............   33,885,352
                                              ------------
          Net Assets -- 100.00%.............. $760,229,278
                                              ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                   Unrealized appreciation.... $135,299,970
                   Unrealized depreciation....  (30,113,757)
                                               ------------
                   Net unrealized appreciation $105,186,213
                                               ============

(b) Represents non-income producing securities.

   ADR -- American Depository Receipt
   GDR -- Global Depository Receipt
   PLC -- Public Liability Company

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
International Equity Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

    Contract                                                Value on
     Amount                                     Settlement Origination  Value on   Unrealized
(Local Currency) Forward Exchange Contracts        Date       Date     12/31/2003  Gain/(Loss)
---------------- --------------------------     ---------- ----------- ----------- -----------
                 Currency Purchased
        28,057   Australian Dollar.............   1/2/04   $    20,837 $    21,140 $       303
        37,099   Australian Dollar.............   1/5/04        27,748      27,952         204
     1,822,876   British Pound.................  5/12/04     2,999,213   3,229,941     230,728
     3,473,314   Canadian Dollar...............  1/20/04     2,613,753   2,686,214      72,461
        14,191   Euro..........................   1/2/04        17,725      17,900         175
       541,741   Euro..........................   1/6/04       679,816     682,839       3,023
       332,329   Norwegian Krone...............   1/2/04        49,130      49,953         823
        14,496   Swedish Krona.................   1/2/04        19,818      20,147         329
        57,855   Swiss Franc...................   1/5/04        46,316      46,780         464
     2,163,622   Swiss Franc...................  1/30/04     1,543,075   1,751,224     208,149
     4,870,037   Japanese Yen..................   1/5/04        45,470      45,452         (18)
     2,462,405   Japanese Yen..................   1/6/04        23,039      22,982         (57)
   559,255,113   Japanese Yen..................  5/26/04     5,169,734   5,244,209      74,475
                                                           ----------- ----------- -----------
                    Total Currency Purchased...            $13,255,674 $13,846,733 $   591,059
                                                           ----------- ----------- -----------
                 Currency Sold
        29,486   Australian Dollar.............   1/2/04   $    22,052 $    22,216 $      (164)
        43,942   Australian Dollar.............   1/8/04        32,864      33,075        (211)
     2,698,562   British Pound.................   1/2/04     4,787,908   4,830,834     (42,926)
       939,643   British Pound.................   1/5/04     1,671,457   1,682,104     (10,647)
        22,858   British Pound.................   1/6/04        40,877      40,917         (40)
       118,105   Canadian Dollar...............   1/2/04        90,088      91,395      (1,307)
     3,086,339   Canadian Dollar...............   1/5/04     2,360,184   2,388,345     (28,161)
     1,007,575   Danish Kroner.................   1/5/04       168,957     170,665      (1,708)
       144,064   Danish Kroner.................   1/6/04        24,302      24,401         (99)
     6,729,845   Euro..........................   1/2/04     8,411,107   8,488,696     (77,589)
     1,989,607   Euro..........................   1/5/04     2,489,381   2,509,511     (20,130)
       666,433   Euro..........................   1/6/04       836,507     840,567      (4,060)
       129,434   Euro..........................   1/7/04       162,504     163,221        (717)
     5,879,035   Honk Kong Dollar..............   1/2/04       757,254     757,255          (1)
     2,810,552   Honk Kong Dollar..............   1/5/04       362,044     362,040           4
   322,444,945   Japanese Yen..................   1/6/04     3,015,561   3,008,850       6,711
   325,437,437   Japanese Yen..................   1/7/04     3,040,476   3,037,084       3,392
   283,873,958   Japanese Yen..................  1/20/04     2,613,754   2,650,490     (36,736)
   130,385,520   Japanese Yen..................   3/4/04     1,128,000   1,219,292     (91,292)
 1,030,888,760   Korean Won....................   1/5/04       860,580     865,203      (4,623)
       238,688   Mexican Peso..................   1/2/04        21,255      21,241          14
       201,872   New Zealand Dollar............   1/6/04       131,768     132,521        (753)
           108   Polish Zloty..................   1/6/04            29          29           0
        44,451   Singapore Dollar..............   1/2/04        26,088      26,174         (86)
       491,022   Singapore Dollar..............   1/5/04       288,372     289,126        (754)
       802,269   South African Rand............   1/6/04       118,855     120,173      (1,318)
     1,156,424   South African Rand............   1/7/04       174,449     173,198       1,251
     3,940,552   Swedish Krona.................   1/5/04       542,328     547,657      (5,329)
       127,329   Swedish Krona.................   1/7/04        17,575      17,692        (117)
     2,379,733   Swiss Franc...................   1/5/04     1,904,418   1,924,413     (19,995)
       284,760   Swiss Franc...................   1/6/04       229,134     230,259      (1,125)
       574,761   Swiss Franc...................   1/7/04       463,030     464,971      (1,941)
     2,163,622   Swiss Franc...................  1/30/04     1,609,000   1,751,224    (142,224)
     4,094,362   Swiss Franc...................  5/12/04     2,999,213   3,322,820    (323,607)
    -6,683,259   Swiss Franc...................  5/26/04     5,169,734   5,425,638    (255,904)
                                                           ----------- ----------- -----------
                    Total Currency Sold........            $46,571,105 $47,633,297 $(1,062,192)
                                                           =========== =========== ===========
                    Net Unrealized Loss........                                    $  (471,133)
                                                                                   ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments -- December 31, 2003 (Unaudited)

Principal                  Security                          Maturity
 Amount                   Description                 Rate %   Date      Value
 ------                   -----------                 ------ -------- ------------
           U.S. Government Agency Mortgages -- 31.56%
$  160,000 Fannie Mae................................ 5.500   2/15/06 $    171,287
   735,139 Fannie Mae, Pool #254799.................. 5.000    7/1/23      737,963
 1,409,190 Fannie Mae, Pool #254800.................. 5.500    7/1/23    1,441,461
   447,546 Fannie Mae, Pool #254831.................. 5.000    8/1/23      449,265
    57,256 Fannie Mae, Pool #254832.................. 5.500    8/1/23       58,568
    17,445 Fannie Mae, Pool #313864.................. 6.715   12/1/07       19,262
    46,479 Fannie Mae, Pool #323194.................. 6.361    7/1/08       50,406
 1,519,750 Fannie Mae, Pool #380433.................. 6.490    8/1/08    1,676,528
    88,196 Fannie Mae, Pool #380468.................. 6.030    7/1/08       95,747
    56,560 Fannie Mae, Pool #380985.................. 5.850   12/1/08       61,264
    14,946 Fannie Mae, Pool #457632.................. 6.500    1/1/29       15,649
   906,236 Fannie Mae, Pool #555440.................. 6.000   11/1/17      952,327
   948,684 Fannie Mae, Pool #555446.................. 5.500    3/1/18      984,138
     5,583 Fannie Mae, Pool #560912.................. 9.500   10/1/30        6,113
   164,413 Fannie Mae, Pool #564235.................. 9.000   11/1/30      179,115
     5,360 Fannie Mae, Pool #564319.................. 9.500   11/1/30        5,868
   906,082 Fannie Mae, Pool #636884.................. 6.500    4/1/32      947,744
   593,190 Fannie Mae, Pool #645367.................. 6.500    6/1/32      620,464
    40,177 Fannie Mae, Pool #681411.................. 5.500    3/1/18       41,682
   301,864 Fannie Mae, Pool #713296.................. 5.500    6/1/33      305,948
   432,555 Fannie Mae, Pool #720021.................. 5.500    8/1/33      438,403
   753,700 Fannie Mae, Pool #720196.................. 5.500    7/1/33      763,897
   621,772 Fannie Mae, Pool #720359.................. 5.000    6/1/18      634,962
   161,295 Fannie Mae, Pool #721706.................. 5.500    4/1/33      163,476
 1,407,909 Fannie Mae, Pool #730845.................. 5.500    8/1/33    1,426,944
   264,285 Fannie Mae, Pool #739147.................. 5.500    9/1/33      267,861
   279,036 Fannie Mae, Pool #739505.................. 5.500    9/1/33      282,779
   269,395 Fannie Mae, Pool #743027.................. 5.500   10/1/33      273,038
    44,618 Fannie Mae, Pool #747631.................. 6.500   11/1/33       46,669
   120,000 Fannie Mae, Pool #753079.................. 5.500    1/1/34      121,622
   860,000 Fannie Mae, Pool #753108.................. 5.500   12/1/33      871,635
    90,000 Fannie Mae, Pool #753198.................. 5.500    1/1/34       91,199
    60,000 Fannie Mae, Pool #753199.................. 6.000    1/1/34       62,018
    58,207 Fannie Mae, Series 1998-36, Class J....... 6.000   7/18/28       60,671
 1,154,144 Fannie Mae, Series 1998-M1, Class A2...... 6.250   1/25/08    1,253,578
   835,217 Fannie Mae, Series 1998-M6, Class A2...... 6.320   8/15/08      909,329
   210,464 Fannie Mae, Series 2000-27, Class AN...... 6.000   8/25/30      217,521
   130,000 Fannie Mae, Series 2001-44, Class QC...... 6.000   9/25/16      137,088
    37,434 Fannie Mae, Series 2001-51, Class QU...... 6.000   5/25/13       37,407
   340,582 Fannie Mae, Series 2001-66, Class A....... 6.000   6/25/29      344,438
   129,150 Fannie Mae, Series 2001-69, Class OC...... 5.500   7/25/11      129,009
    59,628 Fannie Mae, Series 2001-75, Class PB...... 5.500   8/25/12       59,739
    55,000 Fannie Mae, Series 2002-11, Class QC...... 5.500   3/25/17       57,173
    90,000 Fannie Mae, Series 2002-31, Class PD...... 6.000  11/25/21       94,874
    27,231 Fannie Mae, Series 2002-47, Class PB...... 5.500   9/25/12       27,251
   301,598 Fannie Mae, Series 2002-56, Class VD...... 6.000   4/25/20      309,652
   760,000 Fannie Mae, Series 2002-60, Class A2...... 4.750   2/25/44      776,340
 1,041,218 Fannie Mae, Series 2002-T16, Class A2..... 7.000   7/25/42    1,123,540
   564,076 Fannie Mae, Series 2002-T19, Class A2..... 7.000   7/25/42      608,673
    28,957 Fannie Mae, Series 2002-T19, Class A3..... 7.500   7/25/42       31,618
    55,762 Fannie Mae, Series 2002-T4, Class A2...... 7.000  12/25/41       60,171
   380,000 Fannie Mae, Series 2002-W10, Class A2..... 4.700   8/25/42      387,076

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                   Security                           Maturity
 Amount                    Description                  Rate %   Date      Value
 ------                    -----------                  ------ -------- ------------
           U.S. Government Agency Mortgages (continued)
$  433,108 Fannie Mae, Series 2002-W4, Class A5........ 7.500   5/25/42 $    472,899
   460,111 Fannie Mae, Series 2002-W6, Class 2A........ 7.500   6/25/42      502,384
   360,729 Fannie Mae, Series 2002-W9, Class A2........ 4.700   8/25/42      363,532
 1,130,000 Fannie Mae, Series 2003-106, Class WB....... 4.500  10/25/15    1,158,262
 1,120,000 Fannie Mae, Series 2003-122, Class TU....... 4.000   5/25/16    1,128,086
 1,121,285 Fannie Mae, Series 2003-33, Class PU........ 4.500   5/25/33    1,147,063
 1,476,811 Fannie Mae, Series 2003-6, Class JT......... 4.500   6/25/16    1,487,179
   350,000 Fannie Mae, Series 2003-63, Class A2........ 2.340   7/25/44      347,172
   820,000 Fannie Mae, Series 2003-92, Class KH........ 5.000   3/25/32      804,379
   805,000 Fannie Mae, Series 2003-W10, Class 3A2B..... 3.056   7/25/37      806,972
 1,025,000 Fannie Mae, Series 2003-W14, Class 1A5...... 4.710   9/25/43    1,057,277
   780,000 Fannie Mae, Series 2003-W18, Class 1A3...... 4.732   8/25/33      804,445
    60,000 Fannie Mae, Series 2003-W19, Class 1A3...... 4.783  11/25/33       61,800
   552,618 Fannie Mae, Series 2003-W2, Class 1A3....... 7.500   7/25/42      603,387
   636,319 Fannie Mae, Series 2003-W3, Class 1A2....... 7.000   8/25/42      686,627
 1,365,447 Fannie Mae, Series 2003-W8, Class 2A........ 7.000  10/25/42    1,473,399
   730,000 Fannie Mae, Series 2561, Class TU........... 4.160   6/25/42      736,212
    40,000 Fannie Mae, Series T-48, Class 1A2B......... 4.688   7/25/22       40,826
 1,470,000 Fannie Mae, TBA............................. 0.000    1/1/19    1,498,942
 1,230,000 Fannie Mae, TBA............................. 0.000    1/1/33    1,271,129
 1,470,000 Fannie Mae, TBA............................. 0.000    1/1/33    1,406,146
   515,000 Fannie Mae, TBA............................. 0.000    1/1/33      521,598
     9,865 Freddie Mac, Gold Pool #A14174.............. 6.000   10/1/33       10,199
    59,848 Freddie Mac, Gold Pool #A15111.............. 6.000   10/1/33       61,873
   112,668 Freddie Mac, Gold Pool #A15401.............. 6.500   11/1/33      118,024
 1,660,000 Freddie Mac, Gold Pool #A17062.............. 6.000   12/1/33    1,716,173
    88,790 Freddie Mac, Gold Pool #E64408.............. 7.500   12/1/10       93,609
    15,261 Freddie Mac, Gold Pool #G10985.............. 7.500    2/1/10       16,199
     8,285 Freddie Mac, Series 1496, Class KB.......... 6.500   5/15/08        8,279
   106,151 Freddie Mac, Series 1977, Class E........... 7.000   7/15/12      111,279
   153,843 Freddie Mac, Series 2198, Class PR.......... 7.000  12/15/28      155,910
    40,863 Freddie Mac, Series 2208, Class PE.......... 7.000  12/15/28       40,952
    23,199 Freddie Mac, Series 2278, Class H........... 6.500   1/15/31       23,982
    31,988 Freddie Mac, Series 2288, Class VA.......... 6.500  11/15/11       32,369
   390,315 Freddie Mac, Series 2366, Class GA.......... 6.000   3/15/29      392,825
 1,608,000 Freddie Mac, Series 2368, Class QG.......... 6.500   9/15/30    1,661,680
 1,330,000 Freddie Mac, Series 2378, Class PE.......... 5.500  11/15/16    1,387,520
    35,000 Freddie Mac, Series 2390, Class CH.......... 5.500  12/15/16       36,330
    30,000 Freddie Mac, Series 2399, Class PG.......... 6.000   1/15/17       31,762
    70,000 Freddie Mac, Series 2405, Class PE.......... 6.000   1/15/17       74,344
   770,000 Freddie Mac, Series 2453, Class BD.......... 6.000   5/15/17      818,396
     5,754 Freddie Mac, Series 2459, Class PL.......... 5.500   6/15/30        5,769
   377,644 Freddie Mac, Series 2483, Class DB.......... 5.500   9/15/12      378,528
    55,089 Freddie Mac, Series 2494, Class EU.......... 5.000   4/15/26       55,276
   857,951 Freddie Mac, Series 2494, Class KU.......... 5.000  10/15/26      862,264
    21,795 Freddie Mac, Series 2497, Class BM.......... 5.000   2/15/22       22,405
 1,565,000 Freddie Mac, Series 2512, Class PE.......... 5.500   2/15/22    1,613,383
    50,000 Freddie Mac, Series 2533, Class PE.......... 5.500  12/15/21       51,428
 1,108,841 Freddie Mac, Series 2543, Class HG.......... 4.750   9/15/28    1,126,696
   110,000 Freddie Mac, Series 2662, Class DG.......... 5.000  10/15/22      107,442
   130,000 Freddie Mac, Series 2663, Class LE.......... 5.000   3/15/32      127,082
 1,250,000 Freddie Mac, Series 2682, Class LC.......... 4.500   7/15/32    1,180,893

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                          Security                                 Maturity
 Amount                           Description                        Rate %   Date      Value
 ------                           -----------                        ------ -------- ------------
           U.S. Government Agency Mortgages (continued)
$1,999,000 Freddie Mac, Series 2691, Class ME....................... 4.500   4/15/32 $  1,901,413
    75,000 Freddie Mac, Series 2721, Class PE....................... 5.000   1/15/23       72,613
   436,824 Freddie Mac, Series T-41, Class 3A....................... 7.500   7/25/32      478,322
    11,850 Freddie Mac, Series T-42, Class A5....................... 7.500   2/25/42       12,976
 1,580,000 Freddie Mac, TBA......................................... 0.000    1/1/34    1,559,263
    24,946 Government National Mortgage Association, Pool # 424989.. 6.000  10/15/33       25,948
                                                                                     ------------
           Total U.S. Government Agency Mortgages (cost $55,366,836)                   55,643,572
                                                                                     ------------
           Corporate Bonds -- 29.71%
 1,320,000 21st Century Insurance Group............................. 5.900  12/15/13    1,327,965
   705,000 AEP Texas Central Co..................................... 6.650   2/15/33      744,372
 1,630,000 Agfirst Farm Credit Bank................................. 8.393  12/15/16    1,858,200
    85,000 Alcan, Inc............................................... 5.200   1/15/14       85,956
 1,125,000 Alcan, Inc............................................... 6.125  12/15/33    1,131,854
   740,427 America West Airlines, Series 1999-1..................... 7.930    1/2/19      803,689
   645,000 American Electric Power.................................. 5.375   3/15/10      675,798
 1,755,000 American General Corp., Series B*........................ 8.125   3/15/46    2,237,625
   805,000 Appalachian Power Co..................................... 5.950   5/15/33      774,330
 1,295,000 Arcel Finance............................................ 5.984    2/1/09    1,389,509
 1,495,000 Autopista Del Maipo*..................................... 7.373   6/15/22    1,708,381
   343,685 BAE Systems 2001 Asset Trust*............................ 7.156  12/15/11      375,146
   574,103 BAE Systems 2001 Asset Trust*............................ 6.664   9/15/13      634,499
   100,000 Bank of America Corp..................................... 4.375   12/1/10      100,252
    90,000 BB&T Corp................................................ 5.200  12/23/15       89,218
   445,000 BFC Finance Corp., Series 1996-A......................... 7.375   12/1/17      493,576
    45,000 Cincinnati Gas and Electric Co........................... 5.400   6/15/33       40,576
 2,680,000 Citigroup, Inc........................................... 3.500    2/1/08    2,690,043
   245,000 Citigroup, Inc........................................... 6.000  10/31/33      244,975
    50,000 Cleveland Electric Illumination.......................... 7.430   11/1/09       58,188
   640,000 Cleveland Electric Illumination*......................... 5.650  12/15/13      629,946
     8,000 Comcast Cable Communications............................. 8.375    5/1/07        9,280
   990,000 Comcast Cable Communications............................. 6.875   6/15/09    1,116,064
    30,000 Comcast Corp............................................. 7.050   3/15/33       32,634
    50,000 Consolidated Natural Gas................................. 7.250   10/1/04       51,981
   990,000 Consumers Energy Corp.................................... 4.000   5/15/10      957,929
    25,000 Delta Air Lines.......................................... 6.417    7/2/12       26,796
    75,000 Devon Financing Corp., ULC............................... 7.875   9/30/31       89,625
   720,000 Dobie Center Properties, Ltd.*........................... 6.410    5/1/08      786,464
   770,000 Dobie Center Properties, Ltd.*........................... 6.460    5/1/09      850,457
   569,000 Eastern Energy, Ltd.*.................................... 6.750   12/1/06      630,879
    50,000 Energy East Corp......................................... 6.750   9/15/33       52,464
 1,290,000 Firstenergy Corp......................................... 6.450  11/15/11    1,337,018
    60,000 Florida Power Corp....................................... 5.100   12/1/15       59,625
   160,000 Ford Motor Credit Co..................................... 6.875    2/1/06      170,769
 1,065,000 Ford Motor Credit Co..................................... 5.800   1/12/09    1,096,793
   585,000 France Telecom........................................... 9.000    3/1/11      702,633
   110,000 General Electric Capital Corp............................ 6.000   6/15/12      119,290
    20,000 General Motors........................................... 8.250   7/15/23       22,708
 1,225,000 General Motors Acceptance Corp........................... 4.500   7/15/06    1,260,235
   535,000 General Motors Acceptance Corp........................... 6.875   9/15/11      576,263
    25,000 General Motors Nova Financial............................ 6.850  10/15/08       26,750
 1,405,000 Health Care Services Corp.*.............................. 7.750   6/15/11    1,644,627

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                              Security                                     Maturity
 Amount                               Description                            Rate %   Date      Value
 ------                               -----------                            ------ -------- ------------
           Corporate Bonds (continued)
$  165,000 Hutchinson Whampoa International, Ltd.*.......................... 7.450  11/24/33 $    171,851
    55,000 Hydro-Quebec..................................................... 8.250   4/15/26       72,944
    80,000 Hydro-Quebec..................................................... 8.500   12/1/29      110,400
   135,000 Indiana Michigan Power Co........................................ 6.125  12/15/06      146,306
   105,000 International Paper Co........................................... 4.250   1/15/09      105,430
   510,000 Liberty Media Corp............................................... 3.500   9/25/06      512,550
 1,790,000 Mantis Reef, Ltd.*............................................... 4.692  11/14/08    1,798,949
 1,170,000 Nationwide Building Society*..................................... 5.250   1/15/14    1,180,605
   435,000 NiSource Finance Corp............................................ 7.875  11/15/10      517,385
 1,320,000 Northwest Airlines, Inc.......................................... 6.264  11/20/21    1,375,612
   620,000 OneAmerica Financial Partners, Inc.*............................. 7.000  10/15/33      613,763
   475,000 PCCW Capital II, Ltd.*........................................... 6.000   7/15/13      485,094
   215,000 Pemex Finance, Ltd............................................... 6.300   5/15/10      232,703
 1,685,000 Pemex Finance, Ltd.*............................................. 6.550   2/15/08    1,798,771
   890,000 Pemex Finance, Ltd.*............................................. 7.330   5/15/12    1,020,082
    15,000 Pemex Project Funding Master Trust............................... 9.125  10/13/10       17,813
   595,000 Pemex Project Funding Master Trust*.............................. 8.500   2/15/08      678,300
   160,000 PF Export Receivables Master Trust............................... 6.600   12/1/11      173,720
 1,100,000 PLC Trust, Series 2003-1*........................................ 2.709   3/31/06    1,100,000
    90,000 PNC Funding Corp................................................. 6.125   2/15/09       99,128
    65,000 PPL Energy Supply, LLC........................................... 6.400   11/1/11       70,987
   110,000 Providian Corp................................................... 8.420  10/25/06      123,200
    50,000 Prudential Financial, Inc., MTN.................................. 5.750   7/15/33       47,226
    50,000 Public Service Co. of Oklahoma................................... 4.850   9/15/10       51,000
   695,000 QBE Insurance Group, Ltd......................................... 5.647    7/1/23      662,332
   135,000 Raytheon Co...................................................... 6.550   3/15/10      148,929
   130,000 Republic of Chile................................................ 5.625   7/23/07      139,121
    25,000 Republic of Poland............................................... 5.250   1/15/14       25,000
   270,000 TCI Communications, Inc.......................................... 6.875   2/15/06      293,151
    15,000 Time Warner Cos., Inc............................................ 7.570    2/1/24       16,969
   855,000 Tri-State Generation and Transmission Association, Inc.*......... 7.144   7/31/33      909,900
   800,000 Tyco International Group SA...................................... 6.375   2/15/06      852,000
 1,135,000 Tyco International Group SA*..................................... 6.000  11/15/13    1,169,050
   770,000 United Energy Distribution, Ltd.*................................ 5.450   4/15/16      787,325
   118,000 United Mexican States............................................ 7.500    4/8/33      122,130
 1,295,000 Verizon Global Funding Corp...................................... 7.250   12/1/10    1,491,046
   470,000 Verizon Global Funding Corp...................................... 7.750   12/1/30      552,114
    23,000 Verizon Maryland, Inc............................................ 5.125   6/15/33       19,832
    25,000 Verizon Pennsylvania, Inc........................................ 5.650  11/15/11       26,221
 1,140,000 Westpac Capital Trust III*....................................... 5.819  12/29/49    1,177,050
   690,000 Weyerhaeuser Co.................................................. 7.375   3/15/32      750,238
    75,000 Weyerhaeuser Co.*................................................ 5.500   3/15/05       78,079
   830,000 Xcel Energy, Inc................................................. 7.000   12/1/10      941,179
                                                                                             ------------
           Total Corporate Bonds (cost $49,787,148).........................                   52,380,867
                                                                                             ------------
           Asset Backed Securities -- 11.33%
   583,105 ABSC NIMS Trust, Series 2003-HE2, Class A........................ 7.000   4/17/33      574,358
    51,919 Advanta Mortgage Loan Trust, Series 1998-2, Class A15............ 6.250   6/25/28       53,853
    74,428 Advanta Mortgage Loan Trust, Series 2000-2, Class A6............. 7.720   3/25/15       80,302
 1,435,000 Aircraft Certificate Owner Trust, Series 2003-1A, Class D........ 6.455   9/20/22    1,482,699
    45,000 Americredit Automobile Receivables Trust, Series 2002-C, Class A4 3.550   2/12/09       45,809
   246,859 AQ Finance NIM Trust, Series 2003-N1............................. 9.370   3/25/33      246,859

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                 Security                                        Maturity
 Amount                                  Description                               Rate %   Date      Value
 ------                                  -----------                               ------ -------- ------------
           Asset Backed Securities (continued)
$  259,762 AQ Finance NIM Trust, Series 2003-N2A..................................  9.300  3/25/33 $    259,762
    90,000 Capital One Auto Finance Trust, Series 2003-B, Class A4................  3.180  9/15/10       90,197
    45,000 Centex Home Equity, Series 2000-D, Class A6............................  6.930  1/25/31       48,168
   330,834 Centex Home Equity, Series 2001-B, Class A3............................  5.770 11/25/27      331,875
    64,000 Centex Home Equity, Series 2002-A, Class AF6...........................  5.540  1/25/32       66,959
    50,000 CNH Equipment Trust, Series 2003-A, Class A4B..........................  2.570  9/15/09       49,067
 1,611,566 Conseco Finance Mortgage, Series 2000-B, Class AF6.....................  7.800  5/15/20    1,668,694
 1,097,227 Contimortgage Home Equity Loan Trust, Series 1998-1, Class A7..........  6.870 12/15/22    1,129,805
   217,799 Copelco Capital Funding Corp., Series 1999-B, Class A4.................  6.900 12/18/04      218,314
 1,402,000 Daimler Chrysler Auto Trust, Series 2002-B, Class A4...................  3.530  12/6/07    1,434,681
   712,150 Felco Funding II LLC, Series 2000-1, Class A4..........................  7.720 12/15/05      713,397
   170,000 Green Tree Financial Corp., Series 1995-5, Class A4....................  7.330   3/1/30      176,990
   862,000 Green Tree Home Improvement Loan Trust, Series 1998-E, Class HIB1......  7.790  2/15/15      872,694
   721,000 Green Tree Home Improvement Loan Trust, Series 1999-E, Class B1........ 10.340  3/15/15      743,001
    40,000 Greenpoint Manufactured Housing, Series 1999-3, Class 1A7..............  7.270  6/15/29       39,545
    53,313 Heller Equipment Asset Receivable Trust, Series 1999-2, Class A4.......  6.790  3/14/07       53,375
 1,470,000 Household Automotive Trust, Series 2003-1, Class A4....................  2.220 11/17/09    1,432,259
     9,315 MMCA Automobile Trust, Series 2000-1, Class A4.........................  7.080  2/15/05        9,407
 1,400,000 MMCA Automobile Trust, Series 2002-2, Class A4.........................  4.300  3/15/10    1,415,638
   530,000 MMCA Automobile Trust, Series 2002-3, Class A4.........................  3.570  8/17/09      533,164
   780,000 MMCA Automobile Trust, Series 2002-4, Class A4.........................  3.050 11/16/09      775,289
 1,250,000 PSE&G Transition Funding LLC, Series 2001-1, Class A8..................  6.890 12/15/17    1,447,502
   777,958 Ryder Vehicle Lease Trust, Series 1999-A, Class A5.....................  7.130 10/16/06      804,728
   219,175 Saxon Net Interest Margin Trust, Series 2003-A, Class A................  6.656  8/26/33      219,175
    40,605 UCFC Home Equity Loan, Series 1998-B, Class A8.........................  6.180 10/15/29       42,720
 1,330,000 WFS Financial Owner Trust, Series 2002-2, Class A4.....................  4.500  2/20/10    1,376,584
 1,550,000 Whole Auto Loan Trust, Series 2003-1, Class A4.........................  2.580  3/15/10    1,543,366
                                                                                                   ------------
           Total Asset Backed Securities (cost $19,672,131).......................                   19,980,236
                                                                                                   ------------
           Collateralized Mortgage Obligations -- 8.14%
    11,559 ABN Amro Mortgage Corp., Series 2002-3, Class A2.......................  6.000  4/25/17       11,630
 1,354,311 Bank of America Mortgage Securities, Series 2002-1, Class 3A1..........  6.250  1/25/17    1,385,678
   254,636 Chase Commercial Mortgage Securities Corp., Series 1996-2, Class A2....  6.900 11/19/28      275,281
    15,335 Chase Mortgage Finance Corp., Series 1999-S11, Class A6................  6.750  8/25/29       15,318
     9,764 Citicorp Mortgage Securities, Inc., Series 2001-17, Class 2A1..........  6.000 11/25/31        9,936
   311,353 Countrywide Home Loans, Series 2001-12, Class 2A1......................  6.500  7/25/16      310,817
 1,430,000 Countrywide Home Loans, Series 2002-27, Class A5.......................  5.500 12/25/32    1,450,344
   655,434 Countrywide Home Loans, Series 2003-1, Class 1A6.......................  4.750  3/25/33      672,722
 1,049,294 Countrywide Home Loans, Series 2003-BC3, Class N.......................  8.000  9/25/33    1,044,048
   165,901 Green Tree Financial Corp., Series 1996-2, Class A4....................  7.200  4/15/27      175,410
   285,304 Green Tree Financial Corp., Series 1999-2, Class A3....................  6.080  12/1/30      294,046
 2,205,000 JP Morgan Commercial Mortgage Finance Corp., Series 1997-C5, Class A3..  7.088  9/15/29    2,463,228
    56,642 LB Commercial Conduit Mortgage Trust, Series 1998-C1, Class A2.........  6.400  8/18/07       59,299
 1,386,461 Master Asset Securitization Trust, Series 2003-2, Class 3A2............  4.250  4/25/33    1,370,045
   442,486 Master Asset Securitization Trust, Series 2003-6, Class 8A1............  5.500  7/25/33      452,216
 1,248,276 Residential Accredit Loans, Inc., Series 2002-QS14, Class A5...........  5.125  9/25/32    1,264,868
   754,061 Residential Asset Securitization Trust, Series 2002-A13, Class A3......  5.000 12/25/17      774,551
   983,798 Vanderbilt Mortgage Finance, Series 2001-C, Class A2...................  4.235   8/7/14      999,397
   149,437 Washington Mutual MSC Mortgage Pass-Through, Series 2003-MS6, Class 3A1  4.550  5/25/33      152,747
    19,764 Wells Fargo Mortgage Backed Securities Trust, Series 2002-18, Class 1A3  6.000 12/25/32       20,321
 1,122,680 Wells Fargo Mortgage Backed Securities Trust, Series 2003-06, Class A1.  5.000  6/25/18    1,146,504
                                                                                                   ------------
           Total Collateralized Mortgage Obligations (cost $14,169,188)...........                   14,348,406
                                                                                                   ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                      Security                                              Maturity
 Amount                                       Description                                     Rate %   Date      Value
 ------                                       -----------                                     ------ -------- ------------
           U.S. Treasury Notes -- 7.57%
$3,629,000 U.S. Treasury Notes............................................................... 1.625   4/30/05 $  3,639,916
 5,667,000 U.S. Treasury Notes............................................................... 6.125   8/15/07    6,342,393
 3,141,000 U.S. Treasury Notes............................................................... 5.000   8/15/11    3,361,360
                                                                                                              ------------
           Total U.S. Treasury Notes (cost $13,286,819)......................................                   13,343,669
                                                                                                              ------------
           Taxable Municipal Bond -- 6.18%
   300,000 Allegheny County PA, Residential Finance Authority, Revenue, Zero Coupon (FHA).... 0.000    8/1/28       48,750
   820,000 American Public Energy Agency Nebraska Gas Supply, Revenue........................ 7.000    6/1/06      895,850
   110,000 Atlanta GA, Urban Residential Finance Authority, Revenue, Zero Coupon............. 0.000   10/1/16       39,903
 1,115,000 Calexico California, Community Redevelopment Agency Tax Allocation, Series B...... 4.220    8/1/12    1,081,550
    15,000 City of Long Beach Marina Pacifica CA, Revenue, Industrial Improvements........... 9.500    1/1/23       15,000
   195,000 Clearfield City Utah Multi-Family, Revenue, Local Housing......................... 6.650   11/1/07      210,844
    45,000 Delaware River Port Authority, Revenue, Port District Project, Series A........... 7.320    1/1/08       50,850
   125,000 Denver Colorado City & County Special Facilities Airport Revenue, Series B........ 7.250    1/1/10      143,593
    25,000 Escambia County Florida Housing Finance Authority, Single Family Mortgage Revenue,
            Series B (MBIA).................................................................. 7.570   10/1/16       25,000
   990,000 Hoboken New Jersey, GO (MBIA)..................................................... 5.330    2/1/18    1,001,137
   970,000 Houston Texas Apartment Systems Revenue, Rental Car Project (FGIC)................ 6.880    1/1/28    1,071,850
    40,000 Illinois State, GO, Pension Funding............................................... 4.950    6/1/23       37,750
    40,000 Indiana Bond Bank, Revenue, Series 4 (MBIA)....................................... 4.370   7/15/14       38,050
    70,000 Los Angeles California Community Redevelopment Agency (MBIA)...................... 5.600    7/1/18       70,438
    25,000 Louisiana Local Government Environmental Facilities & Community Development
            Authority, Revenue, (MBIA)....................................................... 7.900    7/1/04       25,000
   515,000 New York City Mortgage Loan Trust, Series 1996, A3*............................... 6.750   9/25/19      568,993
 1,710,000 Norristown PA, Series 1998........................................................ 7.000  10/15/18    1,934,437
   120,000 Phoenix Arizona Civic Improvements, Corporate Excise Tax Revenue (MBIA)........... 6.150    7/1/05      126,900
 1,435,000 Pico Rivera CA, Water Authority................................................... 6.450    5/1/09    1,614,374
   140,000 Reno Nevada Redevelopment Agency, Recreational Facility Improvements (RADIAN)..... 6.750    6/1/07      154,700
   810,000 San Diego CA, Pub Jack Murphy Stadium, Revenue, Recreational Facility Improvements 6.850    2/1/06      878,850
    30,000 South Dakota Student Loan Finance Corp., Student Loan Revenue, Series 1D (Asset
            GTY)............................................................................. 7.850    8/1/09       31,838
   760,000 Wisconsin State, GO, Pension Funding, Series A (FSA).............................. 5.700    5/1/26      772,350
    55,000 York County Pennsylvania Industrial Development Authority, Economic Development
            Revenue (FGIC)................................................................... 6.430   10/1/08       62,288
                                                                                                              ------------
           Total Taxable Municipal Bond (cost $10,216,567)...................................                   10,900,295
                                                                                                              ------------
           U.S. Treasury Bonds -- 4.98%
 7,920,000 U.S. Treasury Bonds............................................................... 6.000   2/15/26    8,782,844
                                                                                                              ------------
           Total U.S. Treasury Bonds (cost $8,611,621).......................................                    8,782,844
                                                                                                              ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                               Maturity
 Amount                                         Description                                      Rate %   Date       Value
 ------                                         -----------                                      ------ -------- ------------
           Short-Term Investments -- 3.64%
$6,419,556 Liquidity Management Control System Bank Sweep Repurchase Agreement, dated
            12/31/03, due 1/2/04 at 0.25% with a maturity value of $6,419,625 (collateralized by
            U.S. Treasury Bond, market value $6,421,620)........................................                 $  6,419,556
                                                                                                                 ------------
           Total Short-Term Investments (cost $6,419,556).......................................                    6,419,556
                                                                                                                 ------------
           Total Investments (cost $177,529,866) (a)  -- 103.11%................................                  181,799,445
           Liabilities in excess of other assets  --  (3.11)%...................................                   (5,490,766)
                                                                                                                 ------------
           Net Assets -- 100.00%................................................................                 $176,308,679
                                                                                                                 ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $4,766,361
                    Unrealized depreciation....   (496,782)
                                                ----------
                    Net unrealized appreciation $4,269,579
                                                ==========

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   FHA -- Federal Housing Administration
   FGIC -- Financial Guaranty Insurance Group
   FSA -- Financial Security Assurance, Inc.
   GTY -- Guaranteed
   MBIA -- Municipal Bond Insurance Association
   MTN -- Medium Term Note
   RADIAN -- Radian Group, Inc.
   TBA -- Security is subject to delayed delivery

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments -- December 31, 2003 (Unaudited)

Principal                                        Security                                                Maturity
 Amount                                         Description                                       Rate %   Date      Value
 ------                                         -----------                                       ------ -------- ------------
           Municipal Bonds -- 96.36%
           Alabama -- 1.09%
$  625,000 Alabama Housing Financial Authority, AMT, AMT......................................... 5.650    6/1/08 $    645,725
    45,000 Birmingham Alabama Industrial Development Board, AMT (LOC)............................ 4.500    4/1/04       45,074
   265,000 Birmingham Alabama Industrial Development Board, AMT (LOC)............................ 5.000    4/1/09      275,330
   330,000 Birmingham Alabama Industrial Development Board, AMT (LOC)............................ 5.500    4/1/14      334,993
   380,000 Birmingham Alabama Industrial Development Board, AMT (LOC)............................ 5.750    4/1/19      389,363
    15,000 Birmingham Alabama Industrial Water Supply Revenue, PreRefunded 1/1/07@100............ 6.200    7/1/08       16,247
    95,000 Birmingham Alabama Medical Clinic, Revenue, ETM....................................... 7.300    7/1/05      100,052
   690,000 Birmingham Alabama Special Care Facilities, Methodist Home For Aging (LOC)............ 5.000    3/1/14      722,374
   435,000 Gadsden Alabama East Medical Clinic, Hospital Revenue, Baptist Hospital of Gadsden,
            ETM.................................................................................. 6.900    7/1/07      475,299
   165,000 Lauderale County & Florence Alabama, ETM.............................................. 7.000    7/1/07      180,573
                                                                                                                  ------------
                                                                                                                     3,185,030
                                                                                                                  ------------
           Alaska -- 0.54%
 1,000,000 Anchorage Alaska Water Revenue (AMBAC)................................................ 5.625    9/1/13    1,136,560
   400,000 Anchorage Alaska, Series A (FGIC)..................................................... 4.800    4/1/13      423,180
                                                                                                                  ------------
                                                                                                                     1,559,740
                                                                                                                  ------------
           Arizona -- 3.11%
    10,000 Maricopa County Arizona Hospital Revenue, ETM......................................... 6.750    1/1/04       10,000
    30,000 Maricopa County Arizona Hospital Revenue, Sun City Community Hospital, Series A,
            ETM.................................................................................. 7.875    1/1/07       32,728
    10,000 Maricopa County Arizona Industrial Development Authority (Asset GTY).................. 4.900    5/1/06        9,998
    40,000 Maricopa County Arizona Industrial Development Authority (Asset GTY).................. 5.000    5/1/07       39,988
    95,000 Maricopa County Arizona Industrial Development Authority (Asset GTY).................. 5.300    5/1/13       94,931
 2,000,000 Maricopa County Arizona Industrial Development Authority (GNMA)....................... 6.000  10/20/31    2,153,739
 2,510,000 Maricopa County Arizona Industrial Development Authority (GNMA)....................... 6.050  10/20/36    2,690,242
   605,000 Phoenix Health Facilities Authority Hospital, ETM..................................... 6.250    9/1/11      638,021
    70,000 Pima County Arizona Hospital Revenue, ETM............................................. 6.400    4/1/07       75,592
   230,000 Pinal County Arizona Community College (AMBAC)........................................ 5.250    7/1/07      254,477
   245,000 Pinal County Arizona Community College (AMBAC)........................................ 5.250    7/1/08      274,001
    95,000 Pinal County Arizona Community College (AMBAC)........................................ 4.750    7/1/09      104,196
   175,000 Pinal County Arizona Community College (AMBAC)........................................ 4.800    7/1/09      192,308
 1,500,000 Scottsdale Arizona Industrial Development Authority, Hospital Revenue, Series A
            (AMBAC).............................................................................. 6.000    9/1/12    1,701,601
   400,000 Show Low Arizona Industrial Development Authority, Navapache Regional Medical Center,
            Series A (ACA)....................................................................... 5.125   12/1/06      429,912
   330,000 Yuma Arizona Industrial Develoment Multi-Family (GNMA)................................ 5.400  12/20/17      332,188
                                                                                                                  ------------
                                                                                                                     9,033,922
                                                                                                                  ------------
           Arkansas -- 0.10%
    19,298 Drew County Arkansas Public Facility Board, Single Family, Series A-2 (FNMA).......... 7.900    8/1/11       19,898
    35,000 Fayetteville Arkansas Public Facilities Board Refunding............................... 7.250    4/1/11       35,602
    35,000 Jefferson County Arkansas Health Care, ETM............................................ 7.400   12/1/10       42,100
   160,000 Rogers Arkansas Sales & Use Tax Revenue............................................... 5.350   11/1/11      163,876
    17,320 Stuttgart Arkansas Public Facilities Board Refunding, Single Family Mortgage, Series B 7.750    9/1/11       17,415
    10,000 Union County Arkansas Residential Housing Facilities Board Revenue, ETM............... 7.875   10/1/10       11,995
                                                                                                                  ------------
                                                                                                                       290,886
                                                                                                                  ------------
           California -- 8.39%
   235,000 Abag Finance Authority for Non-Profit Companies, American Baptists Homes.............. 5.500   10/1/07      237,028
 4,000,000 Bay Area Government Association, California Bay Area Rapid Transit, AMBAC............. 4.875   6/15/09    4,071,320

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                          Security                                                  Maturity
 Amount                                           Description                                         Rate %   Date
 ------                                           -----------                                         ------ --------
           Municipal Bonds (continued)
           California (continued)
$  800,000 California Education Facilities Authority Revenue, University of San Diego (AMBAC)........ 4.750   10/1/15
   500,000 California State.......................................................................... 6.500    2/1/08
   255,000 California State.......................................................................... 6.250    4/1/08
   100,000 California State.......................................................................... 4.000    2/1/09
   250,000 California State.......................................................................... 6.600    2/1/09
   100,000 California State.......................................................................... 5.000    3/1/09
 1,280,000 California State.......................................................................... 7.000    8/1/09
   100,000 California State.......................................................................... 6.750    8/1/10
   250,000 California State.......................................................................... 6.300    9/1/11
 1,500,000 California State.......................................................................... 5.000    2/1/13
   100,000 California State.......................................................................... 5.300    9/1/14
 1,700,000 California State.......................................................................... 5.250    2/1/18
 1,000,000 California State.......................................................................... 6.000    4/1/18
    50,000 California State, Water Residential Development........................................... 5.100    3/1/10
   350,000 California Statewide Communities Development Authority, Health Care, Mountain
            Shadows, Series A (ACA).................................................................. 4.350    7/1/12
   175,000 California Statewide Communities Development Authority, Multi-Family, Cudahy
            Gardens, Series I, AMT (LOC)............................................................. 5.100   10/1/12
   230,000 California Statewide Communities Development Authority, Multi-Family, Cudahy
            Gardens, Series I, Mandatory Put 4/1/16 @ 100, AMT (LOC)................................. 5.600    4/1/29
 1,265,000 California Statewide Communities Development Authority, Multi-Family, Pioneer Park,
            Series T, AMT (GNMA)..................................................................... 6.100  12/20/20
   160,000 California Statewide Communities Development Authority, Multi-Family, Riverside
            Gardens, AMT (LOC)....................................................................... 5.100   10/1/12
    85,000 Colton California Redevelopment Agency, ETM............................................... 7.250    8/1/11
    75,000 Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests
            Apartments, Series C, AMT (FNMA)......................................................... 4.850    5/1/11
    40,000 Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA)..................... 6.700    6/1/24
    55,000 Emeryville California Redevelopment Agency, ETM........................................... 7.500    9/1/11
    45,000 Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
            Projects, AMT (FNMA)..................................................................... 5.150    8/1/07
    30,000 Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
            Projects, AMT (FNMA)..................................................................... 5.150    8/1/07
   105,000 Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects
            (GNMA)................................................................................... 6.650   5/20/08
 3,115,000 Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A
            (GNMA)................................................................................... 6.150  10/20/43
   715,000 Los Angeles California Community Redevelopment, Angelus Plaza Project, Series A
            (FNMA)................................................................................... 7.400   6/15/10
   295,000 Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Series A,
            AMT (FNMA)............................................................................... 5.700   12/1/27
   655,000 Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects,
            Mandantory 12/1/07 Put @ 100, AMT (FNMA)................................................. 5.850   12/1/27
    10,000 Madera California Community Hospital Revenue, ETM......................................... 8.000    5/1/06
 2,450,000 Manteca California Financing Authority Sewer Revenue, Series B, MBIA...................... 5.000   12/1/33
    45,000 Rialto California Redevelopment Agency Multi-Family Housing (FNMA)........................ 5.600   11/1/06
   120,000 Riverside County California Housing Authority Breezewood Apartments Project, Series B
            (MBIA)................................................................................... 5.000    6/1/19
    60,000 Sacramento California Municipal Utilities District, Electricity Revenue,White Rock
            Project, ETM............................................................................. 6.750    3/1/10
   430,000 Sacramento California Municipal Utilities, ETM............................................ 6.125    6/1/11

                                        Security
                                       Description                                            Value
                                       -----------                                         ------------
Municipal Bonds (continued)
California (continued)
California Education Facilities Authority Revenue, University of San Diego (AMBAC)........ $    840,440
California State..........................................................................      563,885
California State..........................................................................      286,324
California State..........................................................................      103,305
California State..........................................................................      287,148
California State..........................................................................      108,063
California State..........................................................................    1,506,112
California State..........................................................................      117,643
California State..........................................................................      289,040
California State..........................................................................    1,587,915
California State..........................................................................      106,926
California State..........................................................................    1,766,555
California State..........................................................................    1,135,850
California State, Water Residential Development...........................................       50,238
California Statewide Communities Development Authority, Health Care, Mountain
 Shadows, Series A (ACA)..................................................................      358,809
California Statewide Communities Development Authority, Multi-Family, Cudahy
 Gardens, Series I, AMT (LOC).............................................................      177,242
California Statewide Communities Development Authority, Multi-Family, Cudahy
 Gardens, Series I, Mandatory Put 4/1/16 @ 100, AMT (LOC).................................      232,896
California Statewide Communities Development Authority, Multi-Family, Pioneer Park,
 Series T, AMT (GNMA).....................................................................    1,364,833
California Statewide Communities Development Authority, Multi-Family, Riverside
 Gardens, AMT (LOC).......................................................................      162,080
Colton California Redevelopment Agency, ETM...............................................      101,315
Contra Costa County California Multi-Family Housing Revenue, Bollinger Crests
 Apartments, Series C, AMT (FNMA).........................................................       77,294
Delta County California Home Mortgage Finance, AMT (GNMA/FNMA) (MBIA).....................       41,459
Emeryville California Redevelopment Agency, ETM...........................................       66,183
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
 Projects, AMT (FNMA).....................................................................       45,938
Fresno California Housing Authority, Multi-Family Housing Central Valley Coalition
 Projects, AMT (FNMA).....................................................................       30,306
Fresno California Multi-Family Housing Revenue, Woodlands Apartments Projects
 (GNMA)...................................................................................      113,000
Kern County California Housing Authority, Multi-Family, Pioneer Pines, Series A
 (GNMA)...................................................................................    3,458,677
Los Angeles California Community Redevelopment, Angelus Plaza Project, Series A
 (FNMA)...................................................................................      768,697
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects, Series A,
 AMT (FNMA)...............................................................................      310,210
Los Angeles California Multi-Family Housing, Earthquake Rehabilitation Projects,
 Mandantory 12/1/07 Put @ 100, AMT (FNMA).................................................      700,392
Madera California Community Hospital Revenue, ETM.........................................       10,799
Manteca California Financing Authority Sewer Revenue, Series B, MBIA......................    2,452,499
Rialto California Redevelopment Agency Multi-Family Housing (FNMA)........................       45,468
Riverside County California Housing Authority Breezewood Apartments Project, Series B
 (MBIA)...................................................................................      122,644
Sacramento California Municipal Utilities District, Electricity Revenue,White Rock
 Project, ETM.............................................................................       68,767
Sacramento California Municipal Utilities, ETM............................................      489,658

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                                Maturity
 Amount                                         Description                                       Rate %   Date      Value
 ------                                         -----------                                       ------ -------- ------------
           Municipal Bonds (continued)
           California (continued)
$   20,000 Santa Clara County California Multi-Family Housing (GNMA)............................. 5.750   5/20/05 $     20,519
    10,000 Torrance California Hospital Revenue, PreRefunded 12/1/05@100......................... 7.100   12/1/15       11,020
   110,000 Turlock California Public Financing Authority......................................... 5.250    9/1/15      115,584
    15,000 Villa View Community Hospital Income, California Revenue.............................. 7.500    7/1/08       17,075
                                                                                                                  ------------
                                                                                                                    24,421,156
                                                                                                                  ------------
           Colorado -- 2.36%
    80,000 Arvada Colorado Industrial Development Revenue, AMT (LOC)............................. 5.600   12/1/12       81,226
   120,000 Arvada Colorado Industrial Development Revenue, AMT (LOC)............................. 5.800   12/1/17      121,662
   310,000 Aurora Centretech Metro District Colorado, Mandatory Put 12/1/08 @ 100 (LOC).......... 4.875   12/1/28      329,750
    10,000 Aurora Colorado Housing Authority, Single Family Mortgage Revenue..................... 7.300    5/1/10       10,184
     5,000 Colorado Housing Financial Authority.................................................. 5.000    5/1/05        5,006
     5,000 Colorado Housing Financial Authority.................................................. 4.750   11/1/05        5,008
    80,000 Colorado Housing Financial Authority.................................................. 6.500    5/1/16       84,292
   120,000 Colorado Housing Financial Authority.................................................. 6.550    5/1/25      120,468
   320,000 Colorado Housing Financial Authority (FHA)............................................ 5.700   10/1/21      320,640
   230,000 Colorado Housing Financial Authority, AMT............................................. 5.200   12/1/05      240,808
   490,000 Colorado Housing Financial Authority, AMT............................................. 6.400   11/1/24      510,511
    90,000 Denver Colorado City & County Multi-Family Housing (FHA).............................. 4.700    7/1/08       95,793
    50,000 Denver Colorado City & County Multi-Family Housing, AMT (FHA)......................... 5.100   11/1/07       53,018
   240,000 Greeley Colorado Multi-Family Revenue Housing, Meeker Commons, AMT (GNMA)............. 5.400   9/20/10      253,277
 2,550,000 Superior Metropolitan District No. 1, Colorado Water & Sewer, Series C, Mandatory Put,
            12/1/04 @ 100 (LOC).................................................................. 5.500   12/1/20    2,630,095
 1,220,000 Westminster Colorado Multi-Family, Mandatory Put 9/1/06 @ 100 (AXA)................... 5.950    9/1/15    1,238,482
   740,000 Westminster Colorado Multi-Family, Mandatory Put 12/1/05 @100 (FNMA).................. 5.350   12/1/25      770,688
                                                                                                                  ------------
                                                                                                                     6,870,908
                                                                                                                  ------------
           Connecticut -- 1.38%
 3,850,000 Stamford Connecticut Housing Authority, Multi-Family, AMT, Mandatory Put 12/1/08
            @100................................................................................. 4.750   12/1/28    4,010,160
                                                                                                                  ------------
           Delaware -- 0.13%
     5,000 Delaware State Economic Development Authority Revenue, 1st Mortgage, Peninsula
            United, Series A..................................................................... 6.000    5/1/09        5,197
   100,000 Delaware State Health Facilities Authority Revenue, Nanticoke Hospital, Series A
            (RADIAN)............................................................................. 4.500    5/1/14      102,950
   225,000 Sussex County Delaware Single Family Mortgage, ETM.................................... 7.500    3/1/10      262,730
                                                                                                                  ------------
                                                                                                                       370,877
                                                                                                                  ------------
           District of Columbia -- 0.61%
   220,000 District of Columbia Housing Finance Agency (Asset GTY)............................... 4.850    6/1/08      221,113
   150,000 District of Columbia Housing Finance Agency, Mayfair Mansions Apartments, AMT
            (FHA)................................................................................ 5.000    2/1/08      158,112
 1,145,000 District of Columbia Housing Finance Agency, Single Family Mortgage, Series A, AMT
            (FNMA/GNMA).......................................................................... 6.250   12/1/28    1,161,385
   220,000 District of Columbia, Series B (FSA).................................................. 5.500    6/1/14      246,378
                                                                                                                  ------------
                                                                                                                     1,786,988
                                                                                                                  ------------
           Florida -- 3.05%
    45,000 Brevard County Flordia Health Facilities Authority, ETM............................... 7.375  11/15/04       47,345
    15,000 Broward County Florida Water & Sewer Utility Revenue, PreRefunded 9/1/06 @100......... 6.875    9/1/08       16,504
    50,000 Dade City Florida, Governmental Leasing Corp., Certificates of Participation.......... 9.000    4/1/20       51,728
    10,000 Dade County Florida Health Facilities Authority, Hospital Revenue, ETM................ 6.750    5/1/08       11,088

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                          Security                                                  Maturity
 Amount                                           Description                                         Rate %   Date
 ------                                           -----------                                         ------ --------
           Municipal Bonds (continued)
           Florida (continued)
$  260,000 Dade County Florida Housing Finance Authority, AMT, Mandatory Put 6/1/06 @ 100
            (FNMA)...................................................................................  5.900   6/1/26
    50,000 Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM........  8.625  12/1/07
 2,060,000 Daytona Beach Florida Water & Sewer, ETM (MBIA)...........................................  6.750 11/15/07
   120,000 Daytona Beach Florida Water & Sewer, ETM (MBIA)...........................................  6.750 11/15/07
   330,000 FHA Insured Trust, Series 96-I, Class A3..................................................  7.000   7/1/22
   120,000 Florida State Board of Education, Public Education, ETM...................................  6.000   5/1/06
   155,000 Florida State Board of Regents University System (RADIAN).................................  5.875   5/1/16
   310,000 Florida State Department of Corrections, Okeechobee Correctional Facility, Certificates of
            Participation (AMBAC)....................................................................  6.250   3/1/15
 3,000,000 Florida State Turnpike Authority, Series A (FGIC).........................................  5.250   7/1/13
    30,000 Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM...................  7.500  10/1/08
   300,000 Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing,
            Section 8................................................................................  6.625  1/15/09
    90,000 Miami-Dade County Florida Housing Finance Authority, Series A-1, AMT (GNMA/
            FNMA)....................................................................................  5.900   6/1/25
   255,000 Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center,
            ETM......................................................................................  8.750  10/1/09
    25,000 Palm Beach County Florida Health Facilities Revenue, ETM..................................  9.500   8/1/13
    50,000 Palm Beach County Florida Solid Waste Authority Revenue................................... 10.000  12/1/04
   400,000 Pasco County Florida Housing Finance Authority, Multi-family Revenue, AXA, Mandatory
            Put 6/1/08 @100..........................................................................  5.500   6/1/27
   455,000 Pasco County Florida Revenue, GO, ETM (MBIA)..............................................  6.375   8/1/08
    65,000 St. Johns County Florida Industrial Development Authority, Series A (MBIA)................  5.500   3/1/17
    25,000 Tampa Florida Allegany Health Systems - St. Marys, ETM....................................  5.750  12/1/07
    45,000 Tampa Florida Excise Tax, Revenue Bond, ETM...............................................  6.125  10/1/07
    30,000 Vero Beach Florida Electricity Revenue, ETM...............................................  6.500  12/1/07



           Georgia -- 0.78%
   110,000 Athens Georgia Water & Sewer Revenue, ETM.................................................  6.200   7/1/08
    90,000 Augusta Georgia Housing Rehabilitation Agency.............................................  7.000   9/1/05
    25,000 Clarke County Georgia Hospital Authority Revenue, ETM.....................................  9.875   1/1/06
     5,000 Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA).........................  5.750   1/1/13
    20,000 De Kalb County Georgia Water & Sewer Revenue, ETM.........................................  5.750  10/1/06
    70,000 Forsyth County Georgia Hospital Authority Revenue Antic Certificates Georgia Baptist
            Health Care Systems Project, ETM.........................................................  6.000  10/1/08
    25,000 Fulton County Georgia Housing Authority, Single Family Revenue, AMT (GNMA)................  6.200   3/1/13
   400,000 Gwinnett County Georgia Multi-Family, Mandatory Put 4/1/06 @ 100 (FNMA)...................  5.500   4/1/26
   320,000 Marietta Georgia Housing Authority, Multifamily Revenue, Mandatory Put 7/1/04 @ 100
            (Gables).................................................................................  4.750   7/1/24
   260,000 Savannah Georgia Economic Development Authority...........................................  6.200  10/1/09
   200,000 Savannah Georgia Economic Development Authority...........................................  6.500  10/1/13
   585,000 Savannah Georgia Economic Development Authority (ACA).....................................  6.875 11/15/11



           Hawaii -- 0.41%
   640,000 Hawaii State Housing & Community Development Corp., Multifamily Housing Reveue,
            Sunset Villas (GNMA).....................................................................  5.750  1/20/36
   470,000 Hawaii State Housing Finance & Development, AMT (FNMA)....................................  5.200   7/1/12
    15,000 Honolulu Hawaii City & County, Multi-Family Housing, Waipahu Towers Project, AMT
            (GNMA)...................................................................................  6.900  6/20/05



                                        Security
                                       Description                                            Value
                                       -----------                                         ------------
Municipal Bonds (continued)
Florida (continued)
Dade County Florida Housing Finance Authority, AMT, Mandatory Put 6/1/06 @ 100
 (FNMA)................................................................................... $    263,609
Dade County Florida Special Obligation, Miami Beach Convention Center Project, ETM........       58,016
Daytona Beach Florida Water & Sewer, ETM (MBIA)...........................................    2,126,599
Daytona Beach Florida Water & Sewer, ETM (MBIA)...........................................      123,688
FHA Insured Trust, Series 96-I, Class A3..................................................      336,600
Florida State Board of Education, Public Education, ETM...................................      121,769
Florida State Board of Regents University System (RADIAN).................................      173,750
Florida State Department of Corrections, Okeechobee Correctional Facility, Certificates of
 Participation (AMBAC)....................................................................      332,404
Florida State Turnpike Authority, Series A (FGIC).........................................    3,278,670
Martin Memorial Hospital Association Income Stuart Florida Revenue, ETM...................       34,409
Miami Beach Florida Housing Authority Revenue, 1st Mortgage, Elderly Housing,
 Section 8................................................................................      304,407
Miami-Dade County Florida Housing Finance Authority, Series A-1, AMT (GNMA/
 FNMA)....................................................................................       92,741
Orange County Florida Health Facilities Authority Revenue, Mayflower Retirement Center,
 ETM......................................................................................      307,902
Palm Beach County Florida Health Facilities Revenue, ETM..................................       33,298
Palm Beach County Florida Solid Waste Authority Revenue...................................       53,962
Pasco County Florida Housing Finance Authority, Multi-family Revenue, AXA, Mandatory
 Put 6/1/08 @100..........................................................................      419,372
Pasco County Florida Revenue, GO, ETM (MBIA)..............................................      504,745
St. Johns County Florida Industrial Development Authority, Series A (MBIA)................       72,630
Tampa Florida Allegany Health Systems - St. Marys, ETM....................................       26,746
Tampa Florida Excise Tax, Revenue Bond, ETM...............................................       48,734
Vero Beach Florida Electricity Revenue, ETM...............................................       33,266
                                                                                           ------------
                                                                                              8,873,982
                                                                                           ------------
Georgia -- 0.78%
Athens Georgia Water & Sewer Revenue, ETM.................................................      125,084
Augusta Georgia Housing Rehabilitation Agency.............................................       91,635
Clarke County Georgia Hospital Authority Revenue, ETM.....................................       27,005
Clayton County Georgia Housing Authority Multi-Family, AMT (FNMA).........................        5,259
De Kalb County Georgia Water & Sewer Revenue, ETM.........................................       21,379
Forsyth County Georgia Hospital Authority Revenue Antic Certificates Georgia Baptist
 Health Care Systems Project, ETM.........................................................       77,103
Fulton County Georgia Housing Authority, Single Family Revenue, AMT (GNMA)................       25,600
Gwinnett County Georgia Multi-Family, Mandatory Put 4/1/06 @ 100 (FNMA)...................      409,921
Marietta Georgia Housing Authority, Multifamily Revenue, Mandatory Put 7/1/04 @ 100
 (Gables).................................................................................      323,891
Savannah Georgia Economic Development Authority...........................................      288,574
Savannah Georgia Economic Development Authority...........................................      222,748
Savannah Georgia Economic Development Authority (ACA).....................................      662,653
                                                                                           ------------
                                                                                              2,280,852
                                                                                           ------------
Hawaii -- 0.41%
Hawaii State Housing & Community Development Corp., Multifamily Housing Reveue,
 Sunset Villas (GNMA).....................................................................      671,200
Hawaii State Housing Finance & Development, AMT (FNMA)....................................      496,663
Honolulu Hawaii City & County, Multi-Family Housing, Waipahu Towers Project, AMT
 (GNMA)...................................................................................       15,462
                                                                                           ------------
                                                                                              1,183,325
                                                                                           ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                         Security                                                Maturity
 Amount                                          Description                                       Rate %   Date      Value
 ------                                          -----------                                       ------ -------- ------------
           Municipal Bonds (continued)
           Idaho -- 0.69%
$   80,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.050   11/1/04 $     82,416
    95,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.150   11/1/05       97,717
    95,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.200   11/1/06       97,299
   105,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.300   11/1/07      107,142
   110,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.400   11/1/08      112,117
   110,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.500   11/1/09      112,016
     5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.600   11/1/10        5,087
     5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.700   11/1/11        5,084
     5,000 Bingham County Idaho Industrial Development Corporation, Idaho Supreme Potatoes, Inc.
            Project, AMT (LOC).................................................................... 5.800   11/1/12        5,084
    75,000 Idaho Falls Idaho Electricity Revenue, ETM............................................. 6.750    4/1/09       84,874
    55,000 Idaho Housing & Financial Assistance, Series Sub-B, AMT................................ 5.650    7/1/09       56,401
    50,000 Idaho Housing & Financial Assistance, Single Family Mortgage, Series Sub-C, AMT........ 5.250    7/1/11       50,925
    80,000 Idaho Housing & Financial Assistance, Single Family Mortgage, Series F-2, AMT.......... 5.100    7/1/12       81,582
 1,000,000 Idaho Housing & Financial Assistance, Single Family Mortgage, Series E, Class 111,
            AMT................................................................................... 5.300    1/1/22    1,015,690
    80,000 Idaho Housing Agency, Single Family Mortgage, Series Sub-F, AMT........................ 5.800    7/1/07       81,637
                                                                                                                   ------------
                                                                                                                      1,995,071
                                                                                                                   ------------
           Illinois -- 12.22%
   530,000 Addison Illinois Single Family Mortgage Revenue, ETM................................... 7.500    4/1/11      628,829
    70,000 Alton Illinois Hospital Facilities Revenue & Refunded, Alton Memorial Hospital Project,
            ETM................................................................................... 7.000    7/1/05       73,434
   530,000 Bedford Park Illinois Water Revenue, AMT (ACA)......................................... 6.000  12/15/08      589,736
    10,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 4.950    6/1/05       10,328
    40,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.250    6/1/08       42,563
    40,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.350    6/1/09       42,940
    40,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.450    6/1/10       42,734
    55,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.500    6/1/11       58,858
    55,000 Chicago Illinois, Multi-Family Housing Project, AMT (GNMA)............................. 5.550    6/1/12       59,238
   305,000 Cook County Illinois High School District, No 204 Lyons Township....................... 3.125   12/1/09      310,472
   420,000 Cook County Illinois High School District, No 204 Lyons Township....................... 3.500   12/1/11      427,908
   440,000 Davis Junction Illinois Solid Waste, GO, Series B (LOC)................................ 5.500   4/15/10      477,981
    65,000 Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM.............. 7.000    1/1/07       70,006
     5,000 Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (FGIC)....... 7.000    1/1/07        5,385
    30,000 Des Plaines Illinois Hospital Facility Revenue, Holy Family Hospital, ETM (MBIA)....... 7.000    1/1/07       32,311
    25,000 Dupage County Illinois Water & Sewer Revenue, ETM...................................... 5.200    1/1/07       26,256
    55,000 Fairfield Illinois Economic Development Revenue, Wayne County Center Project........... 6.000  12/15/05       57,907
    10,000 Grant Hospital Chicago Illinois Revenue, ETM........................................... 6.400    7/1/07       10,868
    70,000 Grayslake Illinois Multi-Family Revenue, Country Squire Apartments (FHA)............... 6.000    6/1/05       70,728
     5,000 Greater Peoria Illinois Airport Authority, AMT (AMBAC)................................. 6.500   12/1/05        5,206
 2,560,000 Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB
            (GNMA)................................................................................ 4.000  10/20/31    2,698,214

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                         Security                                                 Maturity
 Amount                                          Description                                        Rate %   Date      Value
 ------                                          -----------                                        ------ -------- ------------
           Municipal Bonds (continued)
           Illinois (continued)
$5,435,000 Highland Illinois Retirement Facility Revenue, Faith Care Project, Series A, SUB
            (GNMA)................................................................................. 4.000  10/20/41 $  5,731,317
 1,950,000 Hodgkins Illinois Tax Increment Revenue................................................. 7.625   12/1/13    2,115,086
   245,000 Illinois Development Finance Authority Revenue, Catholic Health (AMBAC)................. 5.150   2/15/06      258,485
   160,000 Illinois Development Finance Authority Revenue, Community Rehabilitation Providers...... 5.375    7/1/09      159,486
   930,000 Illinois Development Finance Authority Revenue, Community Rehabilitation Providers,
            Series A............................................................................... 5.600    7/1/19      882,338
   120,000 Illinois Development Finance Authority Revenue, Debt Restructure East St. Louis......... 6.875  11/15/05      127,324
     5,000 Illinois Development Finance Authority Revenue, Section 8, Series A (FHA/MBIA).......... 5.200    7/1/08        5,336
   125,000 Illinois Development Finance Authority, Illinois Facilities Project, Series A........... 7.400    9/1/04      126,996
   365,000 Illinois Educational Facility Authority Revenue......................................... 4.600   10/1/08      393,196
   495,000 Illinois Educational Facility Authority Revenue......................................... 5.000   10/1/13      551,569
   500,000 Illinois Educational Facility Authority Revenue, Art Institite of Chicago, Mandatory Put
            3/1/13 @ 100........................................................................... 4.100    3/1/34      508,535
    95,000 Illinois Health Facilities Authorities, Loyola University, ETM.......................... 6.250    7/1/06      101,133
   811,000 Illinois Health Facilities Authority Revenue (FSA)...................................... 7.600   8/15/10      815,047
 1,615,000 Illinois Health Facilities Authority Revenue, Community Hospital of Ottawa Project...... 6.750   8/15/14    1,661,383
   300,000 Illinois Health Facilities Authority Revenue, Covenant Retirement Communities, Series A
            (RADIAN)............................................................................... 4.600   12/1/12      311,844
   215,000 Illinois Health Facilities Authority Revenue, Lutheran Social Services.................. 6.125   8/15/10      215,032
   145,000 Illinois Health Facilities Authority Revenue, Michael Reese Hospital & Medical Center,
            ETM.................................................................................... 6.750   12/1/08      163,103
   105,000 Illinois Health Facilities Authority Revenue, Midwest Group Ltd. (ACA).................. 5.375  11/15/08      115,462
   645,000 Illinois Health Facilities Authority Revenue, Sinai Health System (FHA)................. 3.650   8/15/11      645,071
 1,640,000 Lake County Illinois Community School District (FSA), Zero Coupon....................... 0.000   12/1/17      868,233
    90,000 Lake County Illinois Township, High School District No. 113, Highland Park, GO.......... 8.100   12/1/12      121,811
   180,000 Lake County Illinois, School District No. 109, Series B, GO............................. 6.600  12/15/18      224,240
   325,000 Madison & St. Clair Counties Illinois, School District Number 10 Collinsville, School
            Building (FGIC)........................................................................ 5.500    2/1/16      363,255
 1,850,000 Oak Park Illinois Industrial Development Revenue, Mandatory Put 12/1/06 @ 100........... 5.500   12/1/11    1,985,957
 2,190,000 Palatine Illinois Tax Increment Revenue (AMBAC)......................................... 5.000    1/1/15    2,334,738
    55,000 Rockford Illinois Mortgage Revenue, Faust Landmark Apartments, Series A, AMT
            (FHA).................................................................................. 5.625    1/1/07       57,084
   460,000 Rockford-Concord Commons Housing, Concord Commons Project (FHA)......................... 6.150   11/1/22      482,462
    45,000 Rockford-Concord Commons Housing, Concord Commons Project, Series A (FHA)............... 5.550   11/1/06       47,183
 3,295,000 Round Lake Beach Illinois Tax Increment Revenue......................................... 3.250  12/15/08    3,292,331
 1,875,000 Round Lake Beach Illinois Tax Increment Revenue......................................... 4.650  12/15/13    1,895,906
 1,615,000 Schaumburg Illinois Special Assessment.................................................. 6.750   12/1/28    1,681,263
   445,000 Silvas Illinois Mortgage Revenue (FHA).................................................. 5.200    8/1/17      463,116
    60,000 Southern Illinois University Revenue, ETM............................................... 6.750    4/1/07       66,803
   410,000 Upper Illinois River Valley Development Authority, Solid Waste Disposal Revenue,
            AMT.................................................................................... 5.900    2/1/14      417,991
   605,000 Woodridge Illinois Multi-Family Revenue, Hawthorn Ridge, Series A (GNMA)................ 5.650  12/20/32      632,183
                                                                                                                    ------------
                                                                                                                      35,564,201
                                                                                                                    ------------
           Indiana -- 3.60%
   915,000 Clark County Indiana Hospitals Association (MBIA)....................................... 4.650    3/1/07      955,269
    90,000 Fort Wayne Indiana Hospital Authority, ETM.............................................. 6.500    1/1/05       92,119
    50,000 Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)............. 4.750   8/20/08       52,973
    70,000 Gary Indiana Mortgage Revenue, Willows on Clark Road Apartments, AMT (GNMA)............. 5.150   8/20/13       72,132
 2,650,000 Indiana Health Care Facilities Financing Authority, Union Hospital (MBIA)............... 5.125    9/1/18    2,709,943

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                         Security                                                Maturity
 Amount                                          Description                                       Rate %   Date      Value
 ------                                          -----------                                       ------ -------- ------------
           Municipal Bonds (continued)
           Indiana (continued)
$  115,000 Indiana Health Facilities Financing Authority, Deaconess Hospital, Inc. (MBIA).........  5.650  3/1/08  $    129,492
   165,000 Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health
            Services..............................................................................  4.850 2/15/06       172,496
    85,000 Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health
            Services..............................................................................  4.800 2/15/07        88,991
    80,000 Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health
            Services..............................................................................  4.850 2/15/08        84,054
    80,000 Indiana Health Facilities Financing Authority, Floyd Memorial Hospital & Health
            Services..............................................................................  4.950 2/15/09        84,604
    95,000 Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)...  5.100 2/15/06       100,180
    95,000 Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)...  5.100 8/15/06       100,999
    95,000 Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)...  5.250 2/15/08       103,121
   110,000 Indiana Health Facilities Financing Authority, Kings Daughters Hospital, (Asset GTY)...  5.350 8/15/09       120,632
   500,000 Indiana State Financing Authority Toll Road Revenue....................................  5.000  7/1/14       501,650
   790,000 Indianapolis Indiana Economic Development Revenue, Mandatory Put 12/1/04 @ 100,
            AMT (FNMA)............................................................................  6.375 12/1/24       814,474
   135,000 Indianapolis Indiana Utilities Revenue, ETM............................................  7.000  6/1/08       150,637
    55,000 Lawrence Indiana Multi-Family Revenue, AMT (FNMA)......................................  5.050  1/1/08        57,599
   530,000 Lawrence Indiana Multi-Family Revenue, Mandatory Put 1/1/08 @100, AMT (FNMA)...........  5.150  6/1/24       555,376
 3,270,000 Northwest Allen Indiana Building Corp., (MBIA).........................................  5.500  6/1/15     3,506,747
     5,000 Vigo County Indiana Hospital Authority Revenue, ETM....................................  6.875  4/1/04         5,070
                                                                                                                   ------------
                                                                                                                     10,458,558
                                                                                                                   ------------
           Kansas -- 0.20%
    50,000 Kansas State Development Finance Authority Multi-Family, AMT (LOC).....................  5.300 10/1/07        51,997
   255,000 Kansas State Development Finance Authority Multi-Family, Mandatory Put 10/1/07 @100,
            AMT (LOC).............................................................................  5.600 10/1/19       265,407
   195,000 McPhearson Kansas Electric Utility, Partial Prerefunded 3/1/03 @ 100, ETM (AMBAC)......  5.900  3/1/07       218,882
    10,000 Merriam Kansas Hospital Revenue, Shawnee Mission Medical Center, Inc., ETM.............  6.900  6/1/05        10,460
    20,000 Wichita Kansas Hospital Revenue........................................................  6.875  3/1/07        21,612
                                                                                                                   ------------
                                                                                                                        568,358
                                                                                                                   ------------
           Kentucky -- 0.28%
    20,000 Kentucky State Turnpike Authority Recovery Road Revenue................................  0.000  7/1/06        18,304
   215,000 Kentucky State Turnpike Authority Resource Recovery, ETM...............................  6.125  7/1/07       231,933
   135,000 Kentucky State Turnpike Authority Resource Recovery, Recovery Road Revenue, ETM........  6.625  7/1/08       149,892
    55,000 Kentucky State Turnpike Authority Toll Road Revenue, Pre-Refunded 7/1/06 @ 100.........  5.500  7/1/07        60,208
   310,000 Louisville Kentucky Riverfront Corp., ETM..............................................  5.750  7/1/10       343,279
     5,000 Owensboro Kentucky Electric Lighting & Power Revenue, ETM.............................. 10.500  1/1/04         5,000
                                                                                                                   ------------
                                                                                                                        808,616
                                                                                                                   ------------
           Louisiana -- 2.81%
   175,000 East Baton Rouge Parish Louisiana Hospital District No. 3, Woman's Hospital Foundation,
            ETM...................................................................................  7.200 10/1/08       199,218
    40,000 Iberia Home Mortgage Authority Louisiana Single Family.................................  7.375  1/1/11        40,846
   160,000 Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)..........................  6.450  9/1/27       171,269
   395,000 Louisiana Housing Finance Agency Mortgage Revenue, AMT (GNMA)..........................  6.500  9/1/38       422,769
 1,310,000 Louisiana Local Government Environmental Facilities Community Development Authority,
            Series A (AMBAC)......................................................................  5.200  6/1/17     1,444,537
   150,000 Louisiana Public Facility Authority Revenue, Multi-Family Housing, Carlyle Apartments,
            Mandatory Put 6/15/05 @ 100 (AXA).....................................................  5.950 6/15/19       150,120

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                                Maturity
 Amount                                         Description                                       Rate %   Date      Value
 ------                                         -----------                                       ------ -------- ------------
           Municipal Bonds (continued)
           Louisiana (continued)
$  450,000 Louisiana State Health Education Authority, Lease Rent Revenue, Tulane University
            Medical Center, ETM.................................................................. 7.875    7/1/09 $    517,199
 3,015,000 New Orleans Louisiana Home Mortgage Authority, ETM.................................... 6.250   1/15/11    3,565,990
 1,395,000 Tensas Parish Louisiana Law Enforcement District, Certificates of Participation....... 7.000    9/1/18    1,648,820
                                                                                                                  ------------
                                                                                                                     8,160,768
                                                                                                                  ------------
           Maine -- 0.11%
   175,000 Maine Finance Authority Revenue, AMT (FSA)............................................ 5.200    7/1/18      183,199
    10,000 Maine State Health Facilities Authority Revenue, ETM.................................. 6.625    9/1/05       10,553
   105,000 Maine State Health Facilities Authority Revenue, Webber Hospital Association Project,
            ETM (AMBAC).......................................................................... 6.500    5/1/09      116,827
                                                                                                                  ------------
                                                                                                                       310,579
                                                                                                                  ------------
           Maryland -- 0.39%
     5,000 Annapolis Maryland Economic Development Revenue....................................... 4.800   10/1/04        5,120
    55,000 Annapolis Maryland Economic Development Revenue....................................... 5.000   10/1/06       58,522
    55,000 Annapolis Maryland Economic Development Revenue....................................... 5.000   10/1/07       59,060
    65,000 Annapolis Maryland Economic Development Revenue....................................... 5.000   10/1/08       70,287
   110,000 Baltimore County Maryland Mortgage Revenue, Three Garden Village Project, Series A
            (FHLMC).............................................................................. 4.800    1/1/13      115,796
     5,000 Frederick County Maryland Economic Development (FHA).................................. 5.900    2/1/05        5,064
   750,000 Maryland State Health & Higher Educational Facility Authority Revenue, Greater
            Baltimore Medical Center............................................................. 5.000    7/1/25      751,373
    70,000 Prince Georges County Maryland Housing Authority, Single Family Mortgage Revenue,
            Series A, AMT, SUB (FNMA/GNMA/FHLMC)................................................. 5.890    8/1/32       72,082
                                                                                                                  ------------
                                                                                                                     1,137,304
                                                                                                                  ------------
           Massachusetts -- 1.88%
   455,000 Boston Massachusetts Industrial Development Finance Authority, Northend Community,
            Series A (FHA)....................................................................... 6.450    8/1/37      547,734
   135,000 Boston Massachusetts Revenue, Deutsches Altenheim, Inc., Series A (FHA)............... 5.950   10/1/18      147,955
   110,000 Dartmouth Massachusetts Housing Development Corporation Mortgage Revenue
            (FHA/MBIA)........................................................................... 4.850    7/1/09      110,273
    55,000 Massachusetts Education Loan Authority, Issue D, Series A, AMT (MBIA)................. 7.250    1/1/09       55,806
   250,000 Massachusetts State Development (Asset GTY)........................................... 6.000    6/1/24      277,835
   335,000 Massachusetts State Development Finance Agency Revenue, Series A (GNMA)............... 6.700  10/20/21      384,989
    20,000 Massachusetts State Health & Education Facilities Authority, Beth Israel Hospital, ETM 5.750    7/1/06       21,079
   530,000 Massachusetts State Housing Finance Agency (Asset GTY)................................ 4.850    9/1/13      557,984
   265,000 Massachusetts State Housing Finance Agency, Housing Revenue, Single Family,
            Series 44............................................................................ 5.900   12/1/13      269,698
    55,000 Massachusetts State Housing Finance Agency, Series A, AMT (MBIA)...................... 6.125   12/1/11       58,360
    85,000 Massachusetts State Industrial Finance Agency, AMT (GNMA)............................. 5.400   8/20/12       93,742
 1,670,000 Massachusetts State Industrial Finance Agency, AMT (GNMA)............................. 6.450   8/20/39    1,828,566
   545,000 Massachusetts State Industrial Finance Agency, Higher Education, Hampshire College
            Project.............................................................................. 5.800   10/1/17      575,018
   525,000 Massachusetts State Industrial Finance Agency, Revenue Bond, Retirement Facility, AMT
            (GNMA)............................................................................... 5.300   6/20/19      539,632
                                                                                                                  ------------
                                                                                                                     5,468,671
                                                                                                                  ------------
           Michigan -- 1.80%
    80,000 Battle Creek Michigan Economic Development............................................ 5.125    2/1/09       81,826
   150,000 Detroit Water Supply System, Water Utility Improvements, ETM.......................... 8.875    1/1/05      155,385

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                         Security                                                Maturity
 Amount                                          Description                                       Rate %   Date      Value
 ------                                          -----------                                       ------ -------- ------------
           Municipal Bonds (continued)
           Michigan (continued)
$  210,000 Grand Rapids Charter Township Michigan................................................. 5.200    7/1/14 $    219,389
   760,000 Michigan Higher Education Facility Authority Revenue, Limited Obligation, Thomas M.
            Cooley Law School (LOC)............................................................... 5.350    5/1/15      795,834
   250,000 Michigan Municipal Board Authority Revenue, ETM........................................ 6.000   10/1/04      255,430
    10,000 Michigan State Hospital Finance Authority Revenue, ETM................................. 8.500    7/1/05       10,640
    95,000 Michigan State Hospital Financial Authority Revenue, Harper-Grace Hospitals............ 7.125    5/1/09      107,395
 1,300,000 Michigan State Hospital Financial Authority Revenue, Mercy Mount Clemens, Series A
            (MBIA)................................................................................ 5.750   5/15/17    1,461,746
    65,000 Michigan State Hospital Financial Authority Revenue, Mount Carmel Mercy Hospital
            Project............................................................................... 7.000    8/1/08       74,777
    65,000 Michigan State Hospital Financial Authority Revenue, St. Joseph Mercy Hospital Project,
            ETM................................................................................... 7.000    7/1/05       68,255
 1,675,000 Michigan State Housing Development Authority, Series A, AMT (FNMA)..................... 4.250   12/1/12    1,733,994
    75,000 Michigan State Strategic Fund Ltd., ETM................................................ 7.875   8/15/05       80,120
   150,000 Saginaw Michigan Hospital Finance Authority, ETM....................................... 7.500   11/1/10      177,593
                                                                                                                   ------------
                                                                                                                      5,222,384
                                                                                                                   ------------
           Minnesota -- 0.65%
    45,000 Cambridge Minnesota Mortgage Revenue (GNMA)............................................ 5.400  11/20/05       46,503
     5,000 Dakota County Minnesota Housing & Redevelopment Authority, AMT
            (GNMA/FNMA)........................................................................... 5.750   10/1/04        5,007
   100,000 Eden Prairie Minnesota Multifamily Housing Revenue, Rolling Hills Project (GNMA)....... 6.150   8/20/31      108,622
   310,000 Minnesota State Housing Finance Agency, AMT............................................ 6.500    1/1/26      314,120
    95,000 Moorhead Minnesota Residential Mortgage Revenue, ETM................................... 7.100    8/1/11      112,317
    35,000 North Suburban Hospital District Minnanoka & Ramsey Counties, Hospital Revenue,
            Health Central, Inc., ETM............................................................. 7.125    5/1/09       39,325
   100,000 Rochester Minnesota Hospital Revenue, ETM.............................................. 5.750   10/1/07      107,746
    10,000 St. Paul Minnesota Port Authority Hospital Revenue, ETM................................ 7.750    7/1/04       10,322
    20,000 St. Paul Minnesota Port Authority Hospital Revenue, ETM................................ 7.250    7/1/06       21,874
 1,000,000 White Earth Band of Chippewa Indians, Revenue, Series A (ACA).......................... 7.000   12/1/11    1,122,290
                                                                                                                   ------------
                                                                                                                      1,888,126
                                                                                                                   ------------
           Mississippi -- 1.03%
   310,000 Corinth & Alcorn County Mississippi Hospital Revenue................................... 5.000   10/1/08      328,368
   140,000 Corinth & Alcorn County Mississippi Hospital Revenue................................... 5.125   10/1/10      146,602
 1,000,000 Hancock County Mississippi School District (AMBAC)..................................... 5.000  10/15/12    1,075,780
   700,000 Jackson Mississippi Housing Authority, AMT (FSA)....................................... 5.300    4/1/19      711,382
   505,000 Lincoln County Mississippi Hospital Revenue (Asset GTY)................................ 5.500    4/1/18      543,976
    80,000 Mississippi Business Finance Corp., AMT (LOC).......................................... 5.800    9/1/04       81,217
    95,000 Mississippi Business Finance Corp., AMT (LOC).......................................... 5.900    9/1/05       96,450
    10,000 Mississippi Home Corp., Single Family Revenue, AMT (GNMA).............................. 5.000    6/1/04       10,114
                                                                                                                   ------------
                                                                                                                      2,993,889
                                                                                                                   ------------
           Missouri -- 1.66%
   585,000 Boone County Missouri Industrial Development Authority, Otscon, Inc. Project, Mandatory
            Put 5/1/05 @100, AMT (LOC)............................................................ 5.125    5/1/18      605,253
    40,000 Bridgeton Missouri Industrial Development (GNMA)....................................... 5.250  12/20/19       41,910
 1,080,000 Kansas City Missouri Industrial Development Authority Multi-Family Housing Revenue,
            Walnut Grove Apartments, Section 8 Assisted, Series A, AMT............................ 6.550  12/15/15    1,184,674
   615,000 Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St.
            Louis Project, Series A (LOC)......................................................... 4.750    9/1/07      651,733

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                               Maturity
 Amount                                         Description                                      Rate %   Date      Value
 ------                                         -----------                                      ------ -------- ------------
           Municipal Bonds (continued)
           Missouri (continued)
$  230,000 Missouri State Development Financing Board, Recreational Facilities, YMCA Greater St.
            Louis Project, Series A (LOC)....................................................... 4.900    9/1/10 $    242,827
    20,000 Missouri State Housing Development Community Mortgage, Single Family, AMT
            (GNMA).............................................................................. 6.625   12/1/17       20,087
   630,000 Pacific Missouri Industrial Development Revenue, AMT (LOC)........................... 5.950    5/1/07      673,520
   180,000 Pacific Missouri Industrial Development Revenue, AMT (LOC)........................... 6.200    5/1/12      190,647
   180,000 Pacific Missouri Industrial Development, Clayton Corp. Project, AMT (LOC)............ 6.450    5/1/17      188,487
   205,000 Sikeston Missouri Electrical Revenue, ETM............................................ 6.250    6/1/08      224,953
   360,000 St. Charles County Missouri Health Care.............................................. 5.400  11/15/16      368,633
   145,000 St. Louis Missouri Airport Revenue, Airport Development Program, Series A (MBIA)..... 5.625    7/1/16      163,227
   150,000 St. Louis Missouri Land Clearance Redevelopment Authority, Westminster Place
            Apartments, Mandatory Put 4/1/07 @100 (FNMA)........................................ 5.950    7/1/22      161,333
   100,000 Taney County Public Water Supply, District Number 3 Lease Partner, Pre-Refunded
            7/1/05 @ 100........................................................................ 7.250    1/1/14      107,643
                                                                                                                 ------------
                                                                                                                    4,824,927
                                                                                                                 ------------
           Montana -- 0.04%
   105,000 Missoula County Hospital, ETM........................................................ 7.125    6/1/07      115,247
                                                                                                                 ------------
           Nebraska -- 0.81%
 1,000,000 Clay County Nebraska Industrial Development Revenue, AMT (LOC)....................... 4.750   3/15/09    1,049,531
   390,000 Clay County Nebraska, AMT (LOC)...................................................... 5.250   3/15/14      401,497
    40,000 Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)................... 5.000   12/1/11       40,878
    50,000 Fillmore County Nebraska Industrial Development Revenue, AMT (LOC)................... 5.200   12/1/13       50,809
   465,000 Nebraska Investment Financial Authority Multi-Family Housing, Old Cheney Apartments,
            Mandatory Put 12/1/05 @100 (FNMA)................................................... 5.500   12/1/25      474,216
   150,000 Nebraska Investment Financial Authority Multi-Family Housing, Tara Hills Village
            (FNMA).............................................................................. 4.875    1/1/08      156,810
   170,000 Woolworth Nebraska Housing Development (MBIA)........................................ 5.350    7/1/21      170,461
                                                                                                                 ------------
                                                                                                                    2,344,202
                                                                                                                 ------------
           Nevada -- 1.24%
 1,850,000 Clark County Nevada Passenger Facility Charge Revenue, Ref-Las Vegas Mccarran
            International Airport, MBIA......................................................... 5.375    7/1/14    2,032,262
    40,000 Nevada Housing Division, AMT......................................................... 6.450   10/1/07       40,401
    45,000 Nevada Housing Division, AMT......................................................... 6.000   10/1/09       47,849
    70,000 Nevada Housing Division, AMT (FNMA).................................................. 5.900    4/1/06       73,471
    90,000 Nevada Housing Division, AMT (FNMA).................................................. 5.500   10/1/09       95,580
   585,000 Nevada Housing Division, Multi-Unit Housing, Lake Vista Project, Series A, AMT
            (LOC)............................................................................... 5.200   10/1/18      601,070
   320,000 Nevada Housing Division, Multi-Unit, Arville Project, AMT (FNMA)..................... 6.500   10/1/16      337,971
    35,000 Nevada Housing Division, Single Family Mortgage, Series A, AMT....................... 6.350   10/1/07       35,247
    50,000 Nevada Housing Division, Single Family Mortgage, Series C-1.......................... 5.450    4/1/10       51,040
    70,000 Nevada Housing Division, Single Family Mortgage, Series B-1.......................... 4.950    4/1/12       73,105
   205,000 Nevada Housing Division, Single Family Mortgage, Series C-1.......................... 5.600    4/1/17      215,410
                                                                                                                 ------------
                                                                                                                    3,603,406
                                                                                                                 ------------
           New Hampshire -- 0.78%
 1,200,000 New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA).... 5.125   10/1/13    1,256,748
    45,000 New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA).... 4.900   10/1/08       48,567
   120,000 New Hampshire Higher Education & Health Facilities, Franklin Pierce College (ACA).... 5.000   10/1/09      129,341
   205,000 New Hampshire Higher Education & Health Facilities, Kendal at Hanover Issue (LOC).... 5.200   10/1/06      205,738
   150,000 New Hampshire Higher Education & Health Facilities, Kendal at Hanover Issue (LOC).... 5.300   10/1/07      150,548

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                          Security                                                 Maturity
 Amount                                           Description                                        Rate %   Date      Value
 ------                                           -----------                                        ------ -------- ------------
           Municipal Bonds (continued)
           New Hampshire (continued)
$   40,000 New Hampshire Higher Education & Health Facilities, Rivier College....................... 4.650    1/1/04 $     40,000
    40,000 New Hampshire Higher Education & Health Facilities, Rivier College....................... 4.750    1/1/05       41,156
    10,000 New Hampshire Higher Education & Health Facilities, Rivier College....................... 4.850    1/1/07       10,580
    55,000 New Hampshire Higher Education & Health Facilities, Rivier College....................... 4.900    1/1/08       58,770
   315,000 New Hampshire Higher Education & Health Facilities, Rivier College....................... 5.550    1/1/18      328,601
                                                                                                                     ------------
                                                                                                                        2,270,049
                                                                                                                     ------------
           New Jersey -- 0.65%
    20,000 Bergen County New Jersey Utilities Authority, ETM........................................ 6.400  12/15/09       22,794
   200,000 Essex County New Jersey Utilities Authority (FSA)........................................ 4.800    4/1/14      211,100
    50,000 Glouchester County New Jersey Improvement Authority, AMT (County GTY).................... 5.000   11/1/10       54,501
    80,000 New Jersey Economic Development Authority Revenue (ACA).................................. 4.850    7/1/04       81,218
   575,000 New Jersey Health Care Facilities Financing Authority Revenue, Jersey City Medical Center
            (AMBAC/FHA)............................................................................. 4.800    8/1/21      607,373
   285,000 New Jersey State Educational Facilities Authority........................................ 7.250    7/1/25      296,537
   500,000 New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue,
            Series A (AMBAC)........................................................................ 5.300    5/1/06      525,365
    20,000 New Jersey State Turnpike Authority, Turnpike Revenue, ETM............................... 5.200    1/1/08       21,240
    55,000 New Jersey State Turnpike Authority, Turnpike Revenue, ETM............................... 5.875    1/1/08       59,106
                                                                                                                     ------------
                                                                                                                        1,879,234
                                                                                                                     ------------
           New Mexico -- 0.27%
   373,000 Albuquerque New Mexico Collateralized (FGIC), Zero Coupon................................ 0.000   5/15/11      216,978
    30,000 Albuquerque New Mexico Hospital Revenue, ETM............................................. 7.500    7/1/08       34,128
   370,000 Bernalillo County New Mexico Multi-Family, Mandatory Put 11/1/06 @100 (AXA).............. 5.800   11/1/25      373,149
    45,000 New Mexico Mortgage Financing Authority (GNMA/FNMA)...................................... 5.500    7/1/17       47,121
   105,000 New Mexico Mortgage Financing Authority (GNMA/FNMA)...................................... 5.600    7/1/28      108,599
                                                                                                                     ------------
                                                                                                                          779,975
                                                                                                                     ------------
           New York -- 6.01%
   125,000 Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project,
            AMT (LOC)............................................................................... 5.200   12/1/13      131,589
   110,000 Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project,
            AMT (LOC)............................................................................... 5.400   12/1/18      113,604
   335,000 Albany New York Housing Authority, Housing Revenue, Lark Drive Association Project,
            AMT (LOC)............................................................................... 5.500   12/1/28      345,928
   125,000 Capital District Youth Center New York (LOC)............................................. 6.000    2/1/17      134,025
   840,000 East Rochester New York Housing Authority Revenue, Gates Senior Housing Project,
            (GNMA).................................................................................. 6.125   4/20/43      920,917
   500,000 Long Island Power Authority Electrical Systems Revenue, Series B......................... 5.000    6/1/11      546,875
   110,000 New York City Industrial Development Agency, College of Aeronautics Project.............. 5.000    5/1/06      115,825
    70,000 New York City Industrial Development Agency, College of Aeronautics Project.............. 5.200    5/1/09       75,463
   760,000 New York State Dormitory Authority Lease Revenue, Court Facilities, Series A............. 5.250   5/15/11      842,559
 2,285,000 New York State Dormitory Authority Lease Revenue, Court Facilities, Series A............. 5.750   5/15/14    2,605,038
   320,000 New York State Dormitory Authority Revenue, D'Youville College (Asset GTY)............... 4.375    7/1/08      343,786
   745,000 New York State Dormitory Authority Revenue, Hunts Point Multi-Service Center............. 5.625    7/1/22      815,223
   235,000 New York State Dormitory Authority Revenue, Lutheran Social Services (AMBAC/FHA)......... 5.125    2/1/18      250,035
   330,000 New York State Dormitory Authority Revenue, Norwegian Christian Home and Health
            Center (MBIA/FHA)....................................................................... 4.900    8/1/21      343,995
 3,670,000 New York State Dormitory Authority Revenue, Norwegian Christian Home and Health
            Center (MBIA/FHA)....................................................................... 6.100    8/1/41    4,055,753
   500,000 New York State Dormitory Authortiy Revenue, Mental Health Services (MBIA-IBC)............ 5.700   8/15/09      559,535

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                         Security                                                Maturity
 Amount                                          Description                                       Rate %   Date      Value
 ------                                          -----------                                       ------ -------- ------------
           Municipal Bonds (continued)
           New York (continued)
$2,000,000 New York State, Series C, GO (AMBAC)................................................... 5.375   10/1/11 $  2,147,439
   605,000 New York, New York City Industrial Development Agency, Civic Facility Revenue, Bank
            Street College Project (Radian)....................................................... 4.500   12/1/07      651,815
   205,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities --
            Mohawk Valley, Series A (FSA)......................................................... 4.550    2/1/04      205,504
   175,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities --
            Mohawk Valley, Series A (FSA)......................................................... 4.650    2/1/05      181,547
   230,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities --
            Mohawk Valley, Series A (FSA)......................................................... 4.700    2/1/06      244,405
   245,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities --
             Mohawk Valley, Series A (FSA)........................................................ 5.000    1/1/13      262,302
   300,000 Oneida County New York Industrial Development Agency Revenue, Civic Facilities --
            Mohawk Valley, Series A (FSA)......................................................... 5.000    1/1/13      321,186
   100,000 Onondaga County New York Industrial Development Agency, Civic Facilities Revenue,
            Lemoyne College, Series A............................................................. 5.500    3/1/14      107,414
    40,000 Onondaga County New York Industrial Development, Lemoyne College....................... 5.000    3/1/07       42,487
   250,000 Port Authority of New Jersey & New York, Airport and Marina Improvements, FGIC......... 5.250   9/15/12      267,005
   255,000 Schenectady New York Industrial Development Agency, Civic Facilities Revenue, Schaffer
            Heights (GNMA)........................................................................ 5.250   11/1/10      267,788
   345,000 Syracuse New York Housing Authority Revenue (FHA)...................................... 5.000    8/1/07      361,629
    90,000 Triborough Bridge & Tunnel Authority................................................... 7.250    1/1/10      102,797
   110,000 Yates County New York Industrial Development Agency, Civic Facilities Revenue, Soldiers
            & Sailors Memorial (FHA).............................................................. 5.500    2/1/19      115,778
                                                                                                                   ------------
                                                                                                                     17,479,246
                                                                                                                   ------------
           North Carolina -- 0.23%
   570,000 North Carolina Medical Care, Community Hospital Revenue Bond, ETM...................... 7.625   10/1/08      655,831
                                                                                                                   ------------
           North Dakota -- 1.63%
 1,250,000 Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA).......... 5.600    6/1/13    1,384,687
 1,650,000 Fargo North Dakota Health Systems Revenue, Meritcare Hospital, Group A (MBIA).......... 5.550    6/1/16    1,812,657
   105,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E,
            AMT................................................................................... 4.500    7/1/07      109,328
    80,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E,
            AMT................................................................................... 4.550    1/1/08       83,311
   125,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E,
            AMT................................................................................... 4.850    7/1/11      130,496
   135,000 North Dakota State Housing Finance Agency Revenue, Homemortgage Finance, Series E,
            AMT................................................................................... 4.950    1/1/12      140,609
    80,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.500    1/1/07       82,354
    70,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.550    1/1/08       72,443
   215,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.550    7/1/08      225,116
    90,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.650    1/1/09       94,069
   250,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.850    7/1/11      260,993
   240,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 4.950    1/1/12      249,641
   100,000 North Dakota State Housing Finance Agency Revenue, Series D, AMT....................... 5.000    1/1/13      103,215
                                                                                                                   ------------
                                                                                                                      4,748,919
                                                                                                                   ------------
           Ohio -- 2.22%
   107,067 Bridlewood Village Apartments, Certificates of Participation, Class A.................. 5.600    9/1/21      108,759
   595,000 Cuyahoga County Ohio Mortgage Revenue, AMT (GNMA)...................................... 5.200   9/20/09      619,633
   325,000 Cuyahoga County Ohio Multi-Family Housing, AMT (GNMA).................................. 6.250  12/20/36      354,354

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                       Security                                               Maturity
 Amount                                        Description                                      Rate %   Date      Value
 ------                                        -----------                                      ------ -------- ------------
           Municipal Bonds (continued)
           Ohio (continued)
$  300,000 Hancock County Ohio Multi-Family Housing, Crystal Glen Apartments, AMT (LOC)........ 5.050    1/1/10 $    304,449
    30,000 Jefferson County Ohio (Asset GTY)................................................... 6.625   12/1/05       31,905
   575,000 Knox County Ohio Hospital Facilities Revenue, Knox Community Hospital (Asset
            GTY)............................................................................... 5.000    6/1/12      629,561
 1,380,000 Lorain County Ohio Hospital Revenue, Humility of Mary Health Care, Prerefunded
            6/15/05 @ 100...................................................................... 5.900  12/15/08    1,413,658
    50,000 Lucas-Palmer Housing Development Corporation of Ohio (FHA/MBIA)..................... 5.900    7/1/07       52,561
    30,000 Montgomery County Ohio Hospital Revenue............................................. 6.875    4/1/06       31,799
     5,000 Ohio Capital Corp. (FHA/MBIA)....................................................... 5.700    1/1/05        5,000
   190,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Georgetown Village Ltd.,
            Section 8 Assisted Project (FHA)................................................... 6.625    7/1/22      191,231
   350,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project
            (FHA).............................................................................. 5.550    8/1/24      350,119
   165,000 Ohio Capital Corporation For Housing, Mortgage Revenue, Section 8 Assisted Project
            (FHA/MBIA)......................................................................... 5.100    7/1/09      164,142
    10,000 Ohio State Mortgage Revenue (FHA)................................................... 5.600    8/1/06       10,564
   790,000 Ohio State Water Development Authority Pollution Control Facility Revenue (MBIA).... 5.000   12/1/13      858,146
    60,000 Ohio State Water Development Authority Revenue, ETM................................. 8.000   12/1/04       61,658
   110,000 Ohio State Water Development Pollution Control, ETM................................. 6.375    6/1/07      119,098
   392,000 Ohio State Water Development Pollution Control, General Motors Corp................. 5.900   6/15/08      393,705
    90,000 Portage County Ohio Hospital Revenue, ETM........................................... 6.700   12/1/07      100,002
   175,000 Sandusky County Ohio Health Care Facilities Revenue (FNMA).......................... 5.150    7/1/09      197,269
   210,000 Stark County Ohio Health Care Facilty Review (GNMA)................................. 5.300   7/20/18      219,154
   230,000 Stark County Ohio Health Care Facilty Review (GNMA)................................. 5.350   7/20/23      236,463
                                                                                                                ------------
                                                                                                                   6,458,230
                                                                                                                ------------
           Oklahoma -- 1.26%
 1,840,000 Canadian County Oklahoma Home Financing Authority, Single Family Mortgage, Series A,
            Bonds Convert to 6.70% on 9/1/01, (GNMA)........................................... 6.700    9/1/32    1,969,591
 1,000,000 Central Oklahoma Transportation & Packaging Authority Revenue (FSA)................. 5.300    7/1/12    1,076,110
   205,000 Grand River Dam Authority Oklahoma Revenue, ETM..................................... 6.250   11/1/08      227,222
   190,000 McAlester Oklahoma Public Works Authority, ETM (FSA)................................ 8.250   12/1/05      214,311
   110,000 Oklahoma Housing Finance Agency Multi-Family (FNMA)................................. 5.100   12/1/07      109,902
    15,000 Oklahoma State Turnpike Authority, Turnpike Revenue, ETM............................ 4.700    1/1/06       15,419
    25,000 Tulsa County Oklahoma Public Facilities Authority Capital Improvement Revenue....... 6.950   11/1/07       27,779
    10,000 Tulsa Oklahoma Airports Improvement, Tulsa International Airport, ETM............... 6.400    6/1/06       10,641
    10,000 Tulsa Oklahoma Industrial Authority Revenue, ETM.................................... 6.500    4/1/07       10,775
                                                                                                                ------------
                                                                                                                   3,661,750
                                                                                                                ------------
           Oregon -- 0.76%
 1,850,000 Cow Creek Band Umpqua Tribe of Indians, Series B (AMBAC)............................ 5.100    7/1/12    1,909,459
   300,000 Oregon State Health Housing, Educational & Cultural Facilities, Cedar West Housing
            Project, Series A, AMT (LOC)....................................................... 4.650    1/2/08      312,612
                                                                                                                ------------
                                                                                                                   2,222,071
                                                                                                                ------------
           Pennsylvania -- 10.91%
    60,000 Allegheny County Pennsylvania Hospital Development Authority Revenue, ETM........... 6.750    7/1/05       62,773
   260,000 Allegheny County Pennsylvania Hospital Development Authority Revenue (MBIA)......... 5.000   11/1/23      267,790
    10,000 Allegheny County Pennsylvania Hospital Upmc, ETM.................................... 6.750    7/1/10       11,433
   910,000 Allegheny County Pennsylvania Hospital Upmc (MBIA).................................. 5.350   12/1/15      974,882

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                                Maturity
 Amount                                         Description                                       Rate %   Date      Value
 ------                                         -----------                                       ------ -------- ------------
           Municipal Bonds (continued)
           Pennsylvania (continued)
$  130,000 Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage,
            Series DD-2, AMT (GNMA).............................................................. 4.950    5/1/09 $    138,163
 1,895,000 Allegheny County Pennsylvania Residential Finance Authority, Single Family Mortgage,
            Series KK-2, AMT, SUB (GNMA)......................................................... 5.750    5/1/33    1,954,957
    55,000 Allegheny County Pennsylvania, SFM (GNMA)............................................. 5.200    5/1/17       57,203
   395,000 Beaver County Pennsylvania Industrial Development Authority (GNMA).................... 4.850   5/20/10      422,306
   390,000 Berks County Pennsylvania Redevelopment Authority, Muliti-Family Revenue (FNMA)....... 5.150    1/1/19      394,473
    15,000 Blair County Hospital Authority, ETM.................................................. 6.900    7/1/08       16,832
   750,000 Cambria County Pennsylvania, GO (FGIC)................................................ 5.500   8/15/16      838,470
    60,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata
            College.............................................................................. 5.000  10/15/06       60,304
   105,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata
            College.............................................................................. 5.000  10/15/07      105,494
    10,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata
            College.............................................................................. 5.100  10/15/08       10,046
    70,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata
            College.............................................................................. 5.125  10/15/09       70,273
    95,000 Chester County Pennsylvania Health & Education Finance Authority, Immaculata
            College.............................................................................. 5.300  10/15/11       95,315
    15,000 Coatesville Pennsylvania Water Revenue, ETM........................................... 6.250  10/15/13       17,558
   290,000 Cumberland County Pennsylvania Municipal Authority Revenue, Presbyterian Homes, Inc.
            Project.............................................................................. 6.000   12/1/26      291,357
    50,000 Delaware County Pennsylvania Authority College Revenue, Eastern College............... 4.750   10/1/06       52,361
    80,000 Delaware County Pennsylvania Authority College Revenue, Eastern College............... 4.950   10/1/08       85,322
    50,000 Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B..... 4.850   10/1/07       53,044
   840,000 Delaware County Pennsylvania Authority College Revenue, Eastern College, Series B..... 5.500   10/1/19      845,215
    15,000 Delaware County Pennsylvania Authority Health Care Revenue, Mercy Health Corp., Series
            A, ETM............................................................................... 5.125  11/15/12       15,463
   200,000 Delaware County Pennsylvania Authority Revenue, Dunwoody Village Project.............. 6.250    4/1/30      207,736
    10,000 Erie County Pennsylvania Hospital Authority Revenue, Hamot Medical Center Project,
            ETM.................................................................................. 6.900    1/1/05       10,255
   330,000 Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
            University Project, Series B......................................................... 5.750   3/15/13      337,557
   150,000 Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
            University Project, Series A......................................................... 5.750   3/15/13      154,017
   200,000 Erie Pennsylvania Higher Education Building Authority, College Revenue, Gannon
            University Project................................................................... 5.200   7/15/16      206,330
    10,000 Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project..... 5.750   3/15/12       10,665
   110,000 Erie Pennsylvania Higher Education Building Authority, Mercyhurst College Project..... 5.850   3/15/17      115,334
    70,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital (AMBAC)..................................................................... 5.200   6/15/04       71,280
   350,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital (AMBAC)..................................................................... 5.550   6/15/08      383,296
   370,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital (AMBAC)..................................................................... 5.650   6/15/09      406,071
 1,000,000 Fayette County Pennsylvania Hospital Authority, Hospital Revenue, The Uniontown
            Hospital............................................................................. 5.750   6/15/15    1,096,829
    85,000 Greene County Pennsylvania Industrial Development Authority, Monongahela Power Co.,
            Series B (MBIA)...................................................................... 5.100    2/1/12       92,743
    50,000 Hazleton Pennsylvania Area School District, Series A (FGIC)........................... 5.000    3/1/10       54,962
    40,000 Hazleton Pennsylvania Area School District, Series A (FGIC)........................... 5.000    3/1/11       43,524

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                                Maturity
 Amount                                         Description                                       Rate %   Date      Value
 ------                                         -----------                                       ------ -------- ------------
           Municipal Bonds (continued)
           Pennsylvania (continued)
$   25,000 Indiana County Pennsylvania Industrial Development Authority, Pollution Control
            Revenue (MBIA)....................................................................... 6.000    6/1/06 $     27,533
    60,000 Methacton Pennsylvania School District Authority Revenue, Pre-Refunded 10/1/06
            @100................................................................................. 6.500    4/1/07       67,631
   370,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)......... 5.250    7/1/04      377,222
   255,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)......... 5.300    7/1/05      267,760
   235,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)......... 5.500    7/1/12      260,669
   500,000 Mifflin County Pennsylvania Hospital Authority, Lewiston Hospital (Asset GTY)......... 6.000    7/1/15      576,810
   240,000 Monroeville Pennsylvania Hospital Authority, East Suburban Health Center Project,
            Prerefunded 7/1/04 @ 100............................................................. 7.600    7/1/08      247,661
    10,000 Montgomery County Pennsylvania, ETM................................................... 9.000   8/15/04       10,478
    10,000 Mount Lebanon Pennsylvania Hospital Authority, ETM.................................... 7.000    7/1/06       10,625
   380,000 Pennsylvania Housing Finance Agency, Rental Housing, Zero Coupon...................... 0.000    4/1/30      299,797
   100,000 Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 58A, AMT.......... 5.000   10/1/04      101,845
   540,000 Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 65A, AMT.......... 4.600   10/1/08      571,736
   150,000 Pennsylvania State Higher Education Facilities Authority, Health Services Revenue
            (MBIA)............................................................................... 5.400  11/15/07      166,542
    50,000 Pennsylvania State Higher Education Facilities, Health Services, (MBIA)............... 5.875  11/15/21       54,451
 1,100,000 Pennsylvania State Higher Educational Facilities Authority Revenue (RADIAN)........... 6.000    6/1/29    1,200,980
   380,000 Pennsylvania State Higher Educational Facilities Authority............................ 5.250   11/1/18      409,431
   740,000 Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue
            (MBIA)............................................................................... 5.600  11/15/09      842,985
   540,000 Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue
            (MBIA)............................................................................... 5.700  11/15/11      621,907
   100,000 Pennsylvania State Higher Educational Facilities Authority, Health Services Revenue,
            Allegheny Delaware Valley Obligation Group........................................... 5.600  11/15/09      110,008
   250,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)... 5.000   11/1/08      264,190
   145,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)... 4.550   11/1/09      156,974
   205,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)... 4.650   11/1/10      219,953
   200,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)... 4.900   11/1/12      212,634
   135,000 Pennsylvania State Higher Educational Facilities, Gwynedd-Mercy College (Asset GTY)... 5.000   11/1/13      144,815
   350,000 Pennsylvania State Higher Educational Facilities, Health Services (MBIA).............. 5.875  11/15/18      381,252
    40,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 4.750   3/15/05       40,212
    70,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 4.850   3/15/06       70,252
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.100   3/15/09       80,331
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.200   3/15/10       80,329
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.250   3/15/11       80,331
    80,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.300   3/15/12       80,334
   500,000 Pennsylvania State Higher Educational Facilities, University of the Arts (Asset GTY).. 5.500   3/15/13      547,005
    55,000 Pennsylvania State Higher Educational Facilities, Ursinus College..................... 5.400    1/1/06       59,126
 1,455,000 Philadelphia Pennsylvania Airport Authority Revenue, AMT (FGIC)....................... 5.375   6/15/12    1,575,605
    60,000 Philadelphia Pennsylvania Authority For Industrial Development, Development Reviews... 5.000   8/15/09       62,011
    85,000 Philadelphia Pennsylvania Authority For Industrial Development (FHA).................. 4.750    2/1/08       89,734
   705,000 Philadelphia Pennsylvania Authority For Industrial Development, Arbor House Inc.
            Project, Series E.................................................................... 6.100    7/1/33      694,680
   160,000 Philadelphia Pennsylvania Authority For Industrial Development, Jeanes Physicians'
            Office............................................................................... 9.375    7/1/10      162,920
   620,000 Philadelphia Pennsylvania Authority For Industrial Development, Senior Living Revenue,
            Reider House Project, Series A....................................................... 6.100    7/1/33      610,923
   585,000 Philadelphia Pennsylvania Authority For Industrial Development, Senior Living Revenue,
            Saligman House Project, Series C..................................................... 6.100    7/1/33      576,436

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                       Security                                               Maturity
 Amount                                        Description                                      Rate %   Date      Value
 ------                                        -----------                                      ------ -------- ------------
           Municipal Bonds (continued)
           Pennsylvania (continued)
$   70,000 Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House
            Project............................................................................ 5.000   8/15/10 $     71,609
    60,000 Philadelphia Pennsylvania Authority Industrial Development Revenue, Simpson House
            Project............................................................................ 5.100   8/15/11       60,929
   100,000 Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue,
            Frankford Hospital, ETM............................................................ 5.750    1/1/19      104,765
 2,500,000 Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority Revenue,
            Jefferson Health System, Series A (AMBAC).......................................... 5.125   5/15/18    2,648,825
 1,005,000 Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Friends Hospital
            (ACA).............................................................................. 6.200    5/1/11    1,028,988
   800,000 Philadelphia Pennsylvania Hospitals & Higher Education Facilities, Health Systems,
            Series A (FHA)..................................................................... 5.375    1/1/28      844,263
   900,000 Philadelphia Pennsylvania Parking Authority, Parking Revenue (AMBAC)................ 5.250    2/1/15      981,613
   175,000 Philadelphia Pennsylvania Redevelopment Authority Housing Revenue, Multi-Family
            (FHA).............................................................................. 5.450    2/1/23      179,540
   735,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage
            Revenue (GNMA)..................................................................... 5.350  12/20/26      755,851
   840,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Multi-Family Mortgage
            Revenue (GNMA)..................................................................... 5.350  12/20/26      863,830
    25,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Oliver Garage Project
            (FGIC)............................................................................. 5.200    6/1/11       27,702
    35,000 Pittsburgh Pennsylvania Urban Redevelopment Authority, Series C, AMT
            (GNMA/FNMA)........................................................................ 5.950   10/1/29       36,407
   220,000 Pottsville Pennsylvania Hospital Authority, Pottsville Hospital & Warne Clinic...... 5.150    7/1/09      211,312
   265,000 Pottsville Pennsylvania Hospital Authority, Pottsville Hospital & Warne Clinic...... 5.500    7/1/18      243,440
    15,000 Pottsville Pennsylvania School District, ETM........................................ 9.375    5/1/06       16,251
    50,000 Rose Tree Media Pennsylvania School District (FGIC)................................. 4.400   2/15/11       52,961
    50,000 Scranton-Lackawanna Pennsylvania Health & Welfare................................... 6.625   4/15/07       50,280
   250,000 Scranton-Lackawanna Pennsylvania Health & Welfare Authority Revenue, FGIC........... 5.125    7/1/16      266,883
   150,000 Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital,
            District B (Asset GTY)............................................................. 5.200    3/1/10      164,012
    10,000 Somerset County Pennsylvania Hospital Authority, Somerset Community Hospital,
            District B (Asset GTY)............................................................. 5.300    3/1/11       10,926
    25,000 St. Mary Hospital Authority, Bucks County, ETM...................................... 6.625    7/1/04       25,668
    20,000 Suburban Lancaster Pennsylvania Sewer Authority Revenue, ETM........................ 5.400    1/1/11       22,089
    40,000 Unity Township Pennsylvania Municipal Authority Sewer Revenue, ETM.................. 6.600    5/1/08       44,373
    20,000 Upper Gwynedd-Towamencin Pennsylvania Municipal Authority Sewer Revenue, ETM........ 5.850  10/15/06       21,686
    25,000 Wayne Pike Pennsylvania Joint School Authority School, ETM.......................... 6.000   12/1/07       26,860
    10,000 Williamsport Pennsylvania Area Joint School Authority School Revenue, ETM........... 5.700    2/1/06       10,227
   275,000 Williamsport Pennsylvania Housing Authority Multi-Family (FHA/MBIA)................. 5.250    1/1/15      285,865
    20,000 Womelsdorf Pennsylvania Sewer Authority Pre-Refunded 2/1/07 @ 100................... 5.500    2/1/08       21,342
   185,000 York Pennsylvania Housing Corp., Revenue Mortgage, Series A......................... 6.875   11/1/09      185,335
    60,000 York Township Water & Sewer, ETM.................................................... 6.000    8/1/13       68,365
                                                                                                                ------------
                                                                                                                  31,779,948
                                                                                                                ------------
           Rhode Island -- 1.05%
   105,000 Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza
            Project, AMT (FNMA)................................................................ 5.700    9/1/16      111,216
   105,000 Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza
            Project, AMT (FNMA)................................................................ 5.700    9/1/17      111,115
   110,000 Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza
            Project, AMT (FNMA)................................................................ 5.700    9/1/18      116,258

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                           Security                                                  Maturity
 Amount                                            Description                                         Rate %   Date
 ------                                            -----------                                         ------ --------
           Municipal Bonds (continued)
           Rhode Island (continued)
$  120,000 Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza
            Project, AMT (FNMA)....................................................................... 5.700    9/1/19
   125,000 Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza
            Project, AMT (FNMA)....................................................................... 5.700    9/1/20
   130,000 Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza
            Project, AMT (FNMA)....................................................................... 5.700    9/1/21
 1,400,000 Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset
            GTY)...................................................................................... 5.750    7/1/10
    95,000 Rhode Island State Industrial Development Facilities Corp., Crystal Thermoplastics Project,
            IRBA INSD, AMT............................................................................ 6.900    8/1/14
    40,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 4.700    4/1/05
    40,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 4.800    4/1/06
    50,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 4.900    4/1/07
    40,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 5.000    4/1/08
    50,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 5.100    4/1/09
    50,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 5.200    4/1/10
    60,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 5.250    4/1/11
    60,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 5.300    4/1/12
    60,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 5.350    4/1/13
    90,000 Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT................. 5.600    4/1/24
    80,000 Rhode Island State Industrial Development Facilities Revenue, AKL Flexo Tech USA
            Project, IRBA INSD, AMT................................................................... 5.500    4/1/19



           South Carolina -- 1.62%
 2,285,000 Columbia South Carolina Water & Sewer, ETM................................................. 7.750    1/1/11
   500,000 South Carolina Jobs Economic Development Authority Revenue, AMT............................ 5.050    6/1/08
   107,000 South Carolina Jobs Economic Development Authority, Westminster Presbyterian............... 5.125  11/15/08
   155,000 South Carolina State Educational Assistance, Student Loan, AMT............................. 5.800    9/1/04
    65,000 South Carolina State Housing Finance & Development......................................... 5.500   12/1/05
   760,000 South Carolina State Housing Finance & Development, Mandatory Put 6/1/05 @ 100
            (FNMA).................................................................................... 5.700    6/1/25
    95,000 South Carolina State Housing Finance & Development (FHA)................................... 6.050    7/1/27
   245,000 South Carolina State Housing Finance & Development Authority, Multi-Family Revenue,
            Mandatory Put 6/1/10 @ 100, AMT........................................................... 6.750    6/1/25



           Tennessee -- 1.44%
   225,000 Bristol Tennessee Health & Education Facilities Board Revenue, ETM......................... 6.900    1/1/07
   130,000 Greenville Tennessee Health & Educational Facilities, ETM.................................. 8.700   10/1/09
   505,000 Johnson City Tennessee Health & Education, ETM............................................. 7.000    7/1/11
   195,000 Metro Government Nashville & Davidson County Tennessee (Asset GTY)......................... 5.500    5/1/23
    65,000 Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project,
            Series A, Prerefunded 10/1/07 @ 105....................................................... 9.000   10/1/22
   745,000 Metro Government Nashville & Davidson County Tennessee, Health and Education
            Facilities Board (Radian)................................................................. 5.100    8/1/16
   540,000 Metro Government Nashville & Davidson County Tennessee, Mandatory Put 2/1/06 @ 100
            (FNMA).................................................................................... 5.200    2/1/21
   530,000 Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing,
            Welch Bend Apartments, Mandatory Put 1/1/07 @ 100 (FNMA).................................. 5.500    1/1/27
   610,000 Metro Government Nashville & Davidson County Tennessee, Series A-1, (GNMA)................. 7.250   6/20/36

                                         Security
                                        Description                                            Value
                                        -----------                                         ------------
Municipal Bonds (continued)
Rhode Island (continued)
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza
 Project, AMT (FNMA)....................................................................... $    125,389
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza
 Project, AMT (FNMA).......................................................................      130,390
Providence Rhode Island Housing Authority, Multi-Family Revenue, Lockwood Plaza
 Project, AMT (FNMA).......................................................................      135,483
Rhode Island State Economic Development Corp. Revenue, Providence Place Mall (Asset
 GTY)......................................................................................    1,590,051
Rhode Island State Industrial Development Facilities Corp., Crystal Thermoplastics Project,
 IRBA INSD, AMT............................................................................       97,611
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       41,103
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       41,969
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       52,891
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       42,517
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       52,568
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       53,155
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       63,091
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       62,669
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       62,476
Rhode Island State Industrial Development Facilities Corp., IRBA INSD, AMT.................       90,833
Rhode Island State Industrial Development Facilities Revenue, AKL Flexo Tech USA
 Project, IRBA INSD, AMT...................................................................       80,840
                                                                                            ------------
                                                                                               3,061,625
                                                                                            ------------
South Carolina -- 1.62%
Columbia South Carolina Water & Sewer, ETM.................................................    2,718,509
South Carolina Jobs Economic Development Authority Revenue, AMT............................      526,340
South Carolina Jobs Economic Development Authority, Westminster Presbyterian...............      111,179
South Carolina State Educational Assistance, Student Loan, AMT.............................      158,612
South Carolina State Housing Finance & Development.........................................       66,767
South Carolina State Housing Finance & Development, Mandatory Put 6/1/05 @ 100
 (FNMA)....................................................................................      773,209
South Carolina State Housing Finance & Development (FHA)...................................       95,911
South Carolina State Housing Finance & Development Authority, Multi-Family Revenue,
 Mandatory Put 6/1/10 @ 100, AMT...........................................................      252,914
                                                                                            ------------
                                                                                               4,703,441
                                                                                            ------------
Tennessee -- 1.44%
Bristol Tennessee Health & Education Facilities Board Revenue, ETM.........................      241,954
Greenville Tennessee Health & Educational Facilities, ETM..................................      153,030
Johnson City Tennessee Health & Education, ETM.............................................      592,637
Metro Government Nashville & Davidson County Tennessee (Asset GTY).........................      204,900
Metro Government Nashville & Davidson County Tennessee, CI Homes, Inc. Project,
 Series A, Prerefunded 10/1/07 @ 105.......................................................       80,790
Metro Government Nashville & Davidson County Tennessee, Health and Education
 Facilities Board (Radian).................................................................      777,325
Metro Government Nashville & Davidson County Tennessee, Mandatory Put 2/1/06 @ 100
 (FNMA)....................................................................................      568,879
Metro Government Nashville & Davidson County Tennessee, Multi-Family Housing,
 Welch Bend Apartments, Mandatory Put 1/1/07 @ 100 (FNMA)..................................      558,175
Metro Government Nashville & Davidson County Tennessee, Series A-1, (GNMA).................      613,593

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                               Maturity
 Amount                                         Description                                      Rate %   Date      Value
 ------                                         -----------                                      ------ -------- ------------
           Municipal Bonds (continued)
           Tennessee (continued)
$  270,000 Shelby County Tennessee Health Education & Multi-Family Housing, Windsor Apartments
            (Asset GTY)......................................................................... 6.500   10/1/07 $    270,529
   120,000 Shelby County Tennessee Health Education & Multi-Family Housing, Windsor Apartments
            (Asset GTY)......................................................................... 6.750   10/1/17      120,346
                                                                                                                 ------------
                                                                                                                    4,182,158
                                                                                                                 ------------
           Territory of American Samoa -- 0.08%
   220,000 Territory of American Samoa, GO (ACA)................................................ 6.000    9/1/07      245,164
                                                                                                                 ------------
           Texas -- 6.72%
     5,000 Bexar County Texas Housing Finance Corp. Revenue, AMT (GNMA)......................... 7.750    9/1/15        5,004
   975,000 Bexar County Texas Housing Finance Corp., Multi Family Housing Revenue, Perkin Square
            Project, Series A-1, (GMNA)......................................................... 6.550  12/20/34    1,085,468
 3,160,000 Bexar County Texas Housing Finance Corp., Multi-Family Housing Revenue, Stablewood
            Farms (GNMA)........................................................................ 6.250   7/20/43    3,471,260
   450,000 Bexar County Texas Revenue Project (MBIA)............................................ 5.750   8/15/22      502,781
   190,000 Brenham Texas, Certificates of Obligation (FSA)...................................... 5.375   8/15/15      212,428
    30,000 Bryan Texas Higher Education Authority, Allen Academy................................ 6.500   12/1/06       32,572
   435,000 Bryan Texas Higher Education Authority, Allen Academy................................ 7.300   12/1/16      511,029
   136,932 Capital Area Housing Finance Corp., AMT.............................................. 6.500   11/1/19      139,430
   750,000 Danbury Higher Education Authority Revenue, George Gervin Youth Center, Series A,
            ACA................................................................................. 5.250   2/15/10      816,780
    55,000 Del Rio Texas (Asset GTY)............................................................ 7.500    4/1/04       55,786
     5,000 Del Rio Texas (Asset GTY)............................................................ 7.500    4/1/08        5,913
    55,000 Del Rio Texas (Asset GTY)............................................................ 7.500    4/1/09       65,065
     5,000 Del Rio Texas (Asset GTY)............................................................ 6.500    4/1/10        5,600
     5,000 Del Rio Texas (Asset GTY)............................................................ 5.550    4/1/11        5,416
     5,000 Del Rio Texas (Asset GTY)............................................................ 5.650    4/1/13        5,426
     5,000 Del Rio Texas (Asset GTY)............................................................ 5.750    4/1/16        5,408
    65,000 Del Rio Texas (Asset GTY)............................................................ 5.750    4/1/17       70,174
    25,000 Denison Texas Hospital Authority Hospital Revenue, ETM............................... 7.125    7/1/08       28,015
   130,000 Edgewood Texas Independent School District........................................... 4.900   8/15/08      138,715
   130,000 Edgewood Texas Independent School District........................................... 5.000   8/15/09      137,782
   140,000 Edgewood Texas Independent School District........................................... 5.000   8/15/10      148,624
   160,000 Edgewood Texas Independent School District........................................... 5.250   8/15/13      168,134
   500,000 El Paso Texas Independent School District (PSF-GTD).................................. 5.125   2/15/14      541,200
    65,000 Harris County Texas Health Facilities Development Corp., Hospital Revenue, Memorial
            Hospital System Project, ETM, Prerefunded to various dates.......................... 7.125    6/1/05       66,515
   440,000 Harris County Texas Housing Finance Corp., Multi Family Housing Revenue, Copperwood
            Ranch Apartments, Series A, SUB, AMT (AMBAC)........................................ 4.850   12/1/12      467,742
   300,000 Heart of Texas Housing Financial Corp., Waco Parkside Village, Multi-Family Housing,
            AMT (GNMA).......................................................................... 7.400   9/20/35      337,767
    70,000 Houston Texas Apartment Systems Revenue, ETM......................................... 7.600    7/1/10       84,337
   450,000 Houston Texas Housing Finance Corp., Single Family, Zero Coupon...................... 0.000    6/1/14      208,575
    10,000 Houston Texas Housing Finance Corp., Single Family................................... 8.000    6/1/14       10,011
    95,000 Houston Texas Sewer System Revenue, ETM.............................................. 6.375   10/1/08      106,392
    10,000 Kleberg County Texas Hospital Revenue, ETM........................................... 8.000    7/1/08       11,393
   400,000 Lubbock Texas Health Facility Revenue, GNMA.......................................... 5.875   3/20/37      424,536
 1,000,000 Midland County, Texas Hospital District Revenue Bond (AMBAC)......................... 5.375    6/1/16    1,083,670
 2,600,000 North Texas Health Facilities Development Corp., Hospital Revenue, United Regional
            Health Care Systems Inc. Project (MBIA)............................................. 5.000    9/1/14    2,766,477
   255,000 Northeast Hospital Authority Texas Revenue, ETM...................................... 8.000    7/1/08      291,256

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                       Security                                               Maturity
 Amount                                        Description                                      Rate %   Date      Value
 ------                                        -----------                                      ------ -------- ------------
           Municipal Bonds (continued)
           Texas (continued)
$   29,860 Odessa Texas Housing Finance Corp. Single Family (FNMA)............................. 8.450   11/1/11 $     30,694
    60,000 Panhandle Texas Regulation Housing Finance, AMT (GNMA).............................. 7.500    5/1/24       60,161
    10,000 Panhandle-Plains Texas Higher Education, Series D, AMT.............................. 5.250    3/1/05       10,150
    10,000 Southeast Texas Hospital Finance, ETM............................................... 6.500    5/1/09       11,123
   510,000 Southeast Texas Housing Financal Corp., Zero Coupon................................. 0.000    9/1/17      244,764
    35,000 Tarrant County Texas Health Facilities Development Revenue, South Central Nursing
            Homes (FHA/MBIA)................................................................... 6.000    1/1/37       39,225
   649,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Lost Spurs Ranch
            Apartments LLC (GNMA).............................................................. 6.850   9/20/30      740,931
 1,269,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Lost Spurs Ranch
            Apartments LLC (GNMA).............................................................. 6.950   3/20/39    1,450,060
   719,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Lost Spurs Ranch
            Apartments LLC (GNMA).............................................................. 5.500   9/20/42      750,557
   490,000 Tarrant County Texas Housing Finance Corp., Multi-Family Housing, Summit Project A,
            Mandatory Put 9/1/07 @ 100 (FNMA).................................................. 5.080    9/1/27      512,182
    30,000 Texarkana Texas Housing Finance Corp. Mortgage, Summer Hill, Series A (GNMA)........ 5.550   1/20/07       30,606
   905,000 Texas State Afforable Housing, Multifamily Housing Revenue, American Housing
            Foundation, Series A, (MBIA)....................................................... 4.050    9/1/07      942,078
   235,000 Texas State Department Housing & Community Affairs, Meadow Ridge Apartments
            Project, AMT (FNMA)................................................................ 5.050    8/1/08      239,230
   210,000 Texas State Department Housing & Community Affairs, Volente Project, AMT (FNMA)..... 5.000    7/1/08      223,780
    10,000 Texas State Water Development Revenue, Series B, ETM................................ 6.500    8/1/05       10,514
    20,000 Travis County Texas Health Facilities Development Corporation Hospital Revenue,
            ETM................................................................................ 5.000   11/1/05       20,857
   230,000 Travis County Texas Housing Finance Corp., Broadmoor Apartments Project, AMT
            (FSA).............................................................................. 5.700    6/1/06      242,480
                                                                                                                ------------
                                                                                                                  19,576,073
                                                                                                                ------------
           Utah -- 1.33%
    95,000 Provo City Utah Housing Authority Multi-Family, Lookout Pointe Apartments
            (GNMA)............................................................................. 6.000   7/20/08       98,082
    10,000 Salt Lake City Utah Hospital Revenue, ETM........................................... 8.000   5/15/07       11,152
 1,750,000 Utah Housing Corp Single Family Mortgage Revenue, AMT............................... 5.250    7/1/25    1,773,468
   985,000 Utah Housing Corp., Single Family Mortgage, Series D-2, Class III, SUB, AMT......... 5.000    7/1/18    1,022,232
    65,000 Utah State Housing Finance Agency, Single Family Mortgage, A2 Class III, AMT........ 5.050    7/1/12       66,405
    50,000 Utah State Housing Finance Agency, Single Family Mortgage, Series F1, Class I....... 5.500    7/1/16       51,184
   355,000 Utah State Housing Finance Agency, Single Family Mortgage, Mezz D2, AMT............. 5.400    7/1/20      366,150
   125,000 Utah State Housing Finance Agency, Single Family Mortgage, Series A2 Class II, AMT.. 5.400    7/1/16      127,773
    65,000 Utah State Housing Finance Agency, Single Family Mortgage, Series A2, Class III, AMT 5.200    7/1/11       66,452
    75,000 Utah State Housing Finance Agency, Single Family Mortgage, Series B2, Class III, AMT 5.250    7/1/11       76,501
    45,000 Utah State Housing Finance Agency, Single Family Mortgage, Series Sub-D2, AMT....... 5.250    7/1/12       45,871
    30,000 Utah State Housing Finance Agency, Sub-Single Family Mortgage, Issue F1............. 5.850    7/1/07       31,488
   120,000 Weber County Utah Municipal Building Authority (Asset GTY).......................... 6.750  12/15/04      122,964
                                                                                                                ------------
                                                                                                                   3,859,722
                                                                                                                ------------
           Various States -- 1.73%
 5,000,000 Municipal Mortgage and Equity Financial CDD Senior Securitization Trust, LOC,
            Mandatory Put 11/1/08 @ 100........................................................ 3.375   11/1/08    5,018,399
                                                                                                                ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                               Maturity
 Amount                                         Description                                      Rate %   Date      Value
 ------                                         -----------                                      ------ -------- ------------
           Municipal Bonds (continued)
           Vermont -- 0.15%
$   55,000 Vermont Educational & Health Buildings Financing Agency, Norwich University
            Project............................................................................. 4.750    7/1/04 $     55,736
    95,000 Vermont Educational & Health Buildings Financing Agency, Norwich University
            Project............................................................................. 5.000    7/1/06       99,798
    95,000 Vermont Educational & Health Buildings Financing Agency, Norwich University
            Project............................................................................. 5.000    7/1/07      100,084
   175,000 Vermont Educational & Health Buildings Financing Agency, Norwich University
            Project............................................................................. 5.750    7/1/13      187,963
                                                                                                                 ------------
                                                                                                                      443,581
                                                                                                                 ------------
           Virginia -- 0.47%
   610,000 Chesterfield County Virginia Industrial Development Authority (LOC).................. 5.000    7/1/14      637,774
   165,000 Chesterfield County Virginia Industrial Development Authority (LOC).................. 5.200    7/1/19      169,468
   285,000 Newport News Virginia Industrial Development Authority (GNMA)........................ 7.250    8/1/16      307,224
   215,000 Richmond Virginia Metro Authority Expressway Revenue, Partially Prerefunded, Balance
            ETM................................................................................. 7.000  10/15/13      261,010
                                                                                                                 ------------
                                                                                                                    1,375,476
                                                                                                                 ------------
           Washington -- 3.25%
    55,000 Grays Harbor County Washington Public Utility, ETM................................... 5.375    1/1/06       56,774
 1,800,000 King County Washington Housing Authority Revenue, Vashon Community Center,
            Series A, SUB (GNMA)................................................................ 7.250   9/20/42    2,095,273
   365,000 Seattle Washington Housing Authority (GNMA).......................................... 7.400  11/20/36      406,022
 1,000,000 Seattle Washington Municipal Light & Power Revenue................................... 5.500    3/1/19    1,100,350
 1,500,000 Seattle Washington, Series A, GO, (MBIA-IBC)......................................... 5.750   1/15/17    1,613,250
   130,000 Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Junior Lien A
            (Standby LOC)....................................................................... 5.750    4/1/28      122,854
   245,000 Spokane Washington Housing Authority Revenue, Valley 206 Apartments, Senior Lien A... 5.625    4/1/28      224,846
   470,000 Spokane Washington Housing Authority, Cheney Care Center Revenue, Series A,
            (GNMA).............................................................................. 6.350   8/20/39      525,474
 1,000,000 Washington State Health Facilities Authority Revenue, Grays Harbor Community Hospital
            (RADIAN)............................................................................ 5.850    7/1/12    1,137,670
 1,150,000 Washington State Housing Finance Community, AMT (LOC), Mandatory Put 7/1/08
            @100................................................................................ 4.900    7/1/30    1,169,435
   525,000 Washington State Housing Financial Commonwealth, Bonds Convert 6/1/08 to 5.60%,
            AMT, Zero Coupon, (GNMA/FNMA)....................................................... 0.000   12/1/20      403,089
   135,000 Washington State Housing Revenue, Crista Ministries Project (LOC).................... 5.100    7/1/10      140,648
   240,000 Washington State Housing Revenue, Presbyterian Ministries (ACA)...................... 5.100    1/1/14      251,030
   200,000 Washington State Housing Revenue, Presbyterian Ministries (ACA)...................... 5.300    1/1/19      205,028
                                                                                                                 ------------
                                                                                                                    9,451,743
                                                                                                                 ------------
           West Virginia -- 0.52%
    55,000 Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp.
            Project (Standby LOC)............................................................... 5.550    9/1/08       57,488
    55,000 Beckley West Virginia Nursing Facility Revenue Refunding, Beckley Health Care Corp.
            Project (Standby LOC)............................................................... 5.700    9/1/09       57,364
   356,780 Harrison County West Virginia, Series B, (AMBAC) Zero Coupon......................... 0.000  10/20/10      208,927
   920,000 Kanawha County West Virginia Building Community Revenue, Charleston Area Medical
            Center Project, ETM................................................................. 6.600   12/1/08    1,030,758
   158,000 Marshall County West Virginia Mortgage Revenue Capital Appreciation, Zero Coupon
            (MBIA).............................................................................. 0.000    5/1/14       71,789

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                               Maturity
 Amount                                         Description                                      Rate %   Date      Value
 ------                                         -----------                                      ------ -------- ------------
           Municipal Bonds (continued)
           West Virginia (continued)
$   66,000 West Virginia State Board Regents Revenue, Series A, ETM............................. 5.900   4/1/04  $     66,760
    20,000 Wood County West Virginia Building Community Revenue, ETM............................ 6.625   1/1/06        20,916
                                                                                                                 ------------
                                                                                                                    1,514,002
                                                                                                                 ------------
           Wisconsin -- 1.65%
    65,000 Oshkosh Wisconsin Hospital Facility Revenue, Mercy Medical Center, Prerefunded 7/1/07
            @ 100............................................................................... 7.375   7/1/09        73,215
   280,000 Shell Lake Wisconsin Nursing Home Revenue, Terraceview Living (GNMA)................. 5.300  9/20/18       282,976
    65,000 Whitewater Wisconsin Waterworks Systems Mortgage Revenue............................. 7.500   7/1/16        74,311
    95,000 Wisconsin Housing and Economic Development Authority, Series B, AMT.................. 4.950   9/1/09       101,052
 3,000,000 Wisconsin State Health & Educational Facilities, Hudson Memorial Hospital, (FHA)..... 5.600  7/15/22     3,148,049
   285,000 Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A
            (MBIA).............................................................................. 5.100  8/15/07       313,095
   170,000 Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A
            (MBIA).............................................................................. 5.200  8/15/08       186,410
   295,000 Wisconsin State Health & Educational Facilities, Sisters Sorrowful Mother, Series A
            (MBIA).............................................................................. 5.300  8/15/09       323,233
     5,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC) 5.250   2/1/04         5,015
     5,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC) 5.400   2/1/05         5,157
   135,000 Wisconsin State Health & Educational Facilities, Viterbo College Income Project (LOC) 5.750   2/1/12       141,279
   135,000 Wisconsin State Health & Educational Facilities. Viterbo College Income Project (LOC) 6.000   2/1/17       141,174
                                                                                                                 ------------
                                                                                                                    4,794,966
                                                                                                                 ------------
           Wyoming -- 0.27%
   150,000 Teton County Wyoming, Teton County School District No 1 Project (MBIA)............... 5.000   6/1/05       157,710
    55,000 Wyoming Community Development Authority Housing Revenue, Series 5, AMT............... 5.700  12/1/07        57,672
   565,000 Wyoming Community Development Authority, Multi-Family Revenue, Aspen Court
            Apartments, Mandatory Put 12/1/08 @ 100, AMT (LOC).................................. 4.750  12/1/30       577,876
                                                                                                                 ------------
                                                                                                                      793,258
                                                                                                                 ------------
           Total Municipal Bonds (cost $268,849,194)............................................                  280,286,994
                                                                                                                 ------------
           Taxable Municipal Bonds -- 2.00%
 5,830,000 Amerescoslutions Energy*............................................................. 6.000   5/1/22     5,824,636
                                                                                                                 ------------
           Total Taxable Municipal Bonds (cost $5,830,000)......................................                    5,824,636
                                                                                                                 ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                         Security                                                 Maturity
 Amount                                          Description                                        Rate %   Date      Value
 ------                                          -----------                                        ------ -------- ------------
           Money Market Mutual Funds -- 1.35%
$3,936,899 Blackrock Provident Institutional Muni Fund.............................................                 $  3,936,899
                                                                                                                    ------------
           Total Money Market Mutual Funds (cost $3,936,899).......................................                    3,936,899
                                                                                                                    ------------
           Repurchase Agreements -- 0.11%
   330,989 Liquidity Management Control System Bank Sweep Repurchase Agreement, dated
            12/31/03, due 1/2/04 at 0.25% with a maturity value of $330,994 (collateralized by U.S.
            Treasury Bond, market value $333,811)..................................................                      330,989
                                                                                                                    ------------
           Total Repurchase Agreements (cost $330,989).............................................                      330,989
                                                                                                                    ------------
           Total Investments (cost $278,947,082) (a) -- 99.82%.....................................                  290,379,518
           Other assets in excess of liabilities -- 0.18%..........................................                      514,446
                                                                                                                    ------------
           Net Assets -- 100.00%...................................................................                 $290,893,964
                                                                                                                    ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $11,863,114
                    Unrealized depreciation....     430,678
                                                -----------
                    Net unrealized appreciation $11,432,436
                                                ===========

* Represents a restricted security, purchased under rule 144A, while is exempt from registration under the securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   ACA -- American Capital Access
   AMT -- Alternative Minimum Tax
   AMBAC -- AMBAC Indemnity Corp
   AXA -- AXA Reinsurance UK
   ETM -- Escrowed to Maturity
   FGIC -- Financial Guaranty Insurance Co.
   FHA -- Federal Housing Administration
   FHLMC -- Federal Home Loan Mortgage Corp
   FNMA -- Federal National Mortgage Association
   FSA -- Financial Security Assurance, Inc.
   GNMA -- Government National Mortgage Association
   GO -- Government Obligation
   GTY -- Guaranteed
   IRBA -- Industrial Reconstruction Building Authority
   ISND -- Insured
   LOC -- Letter of Credit
   MBIA -- Municipal Bond Insurance Association
   RADIAN -- Radian Group, Inc.
   SUB -- Step-up Bond

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments -- December 31, 2003 (Unaudited)

 Principal                  Security                          Maturity
  Amount                   Description                 Rate %   Date      Value
  ------                   -----------                 ------ -------- -----------
            U.S. Government Agency Mortgages -- 64.95%
$34,800,000 Fannie Mae................................  0.000   1/2/04 $34,800,000
    375,000 Fannie Mae................................  1.750  6/16/06     369,237
  1,325,000 Fannie Mae................................  5.750  2/15/08   1,455,566
    550,000 Fannie Mae................................  3.750  9/15/08     549,643
    450,000 Fannie Mae................................  6.625  9/15/09     514,566
    765,000 Fannie Mae................................  7.250  1/15/10     901,963
  2,410,000 Fannie Mae................................  7.125  6/15/10   2,833,528
    425,000 Fannie Mae................................  6.625 11/15/10     488,219
  1,125,000 Fannie Mae................................  6.000  5/15/11   1,248,758
    360,000 Fannie Mae................................  5.500  7/18/12     368,721
    720,000 Fannie Mae................................  4.375  7/17/13     690,577
    604,655 Fannie Mae Strip, Series 317, Class 1, PO.  0.000   8/1/31     547,746
    642,754 Fannie Mae Strip, Series 317, Class 2, IO.  8.000   8/1/31     110,965
     20,886 Fannie Mae, Pool #117095..................  8.500   7/1/08      21,654
    112,461 Fannie Mae, Pool #124836.................. 10.000   5/1/22     125,466
     46,976 Fannie Mae, Pool #124911.................. 10.000   3/1/16      52,268
    197,391 Fannie Mae, Pool #190317..................  8.000   8/1/31     213,412
     19,010 Fannie Mae, Pool #190535.................. 11.000   1/1/16      21,934
     11,358 Fannie Mae, Pool #23......................  8.500   8/1/11      12,136
    522,792 Fannie Mae, Pool #252345..................  6.000   3/1/14     549,618
      1,869 Fannie Mae, Pool #253242..................  7.500   2/1/30       1,997
     79,205 Fannie Mae, Pool #253265..................  7.500   5/1/30      84,643
     35,782 Fannie Mae, Pool #253267..................  8.500   5/1/30      38,635
    387,640 Fannie Mae, Pool #253399..................  8.500   8/1/30     418,552
     78,612 Fannie Mae, Pool #253438..................  8.500   9/1/30      84,881
     34,453 Fannie Mae, Pool #253545..................  7.000  12/1/30      36,480
    103,171 Fannie Mae, Pool #253584..................  7.500   1/1/31     110,254
    114,885 Fannie Mae, Pool #253643..................  7.500   2/1/31     122,772
    177,283 Fannie Mae, Pool #254144..................  8.000  11/1/31     191,385
     49,574 Fannie Mae, Pool #254212..................  8.000   1/1/32      53,518
     74,969 Fannie Mae, Pool #254487..................  7.500   9/1/32      80,113
     46,965 Fannie Mae, Pool #259091..................  8.000   8/1/30      50,777
     13,971 Fannie Mae, Pool #259100..................  8.000   9/1/30      15,105
    145,000 Fannie Mae, Pool #303406.................. 10.000   2/1/25     161,769
     11,547 Fannie Mae, Pool #313033.................. 10.000   7/1/17      12,895
     22,874 Fannie Mae, Pool #313328.................. 10.000   7/1/18      26,230
    139,787 Fannie Mae, Pool #323354..................  6.000  11/1/28     144,819
     20,053 Fannie Mae, Pool #359461.................. 10.500  12/1/17      22,864
    108,449 Fannie Mae, Pool #378141.................. 10.000   4/1/19     121,210
    111,234 Fannie Mae, Pool #397120.................. 10.000   5/1/21     123,998
     59,064 Fannie Mae, Pool #399289.................. 10.000  12/1/14      65,455
      5,304 Fannie Mae, Pool #447140..................  7.500  11/1/29       5,669
      8,604 Fannie Mae, Pool #50163................... 10.500  11/1/18       9,995
      4,308 Fannie Mae, Pool #511096..................  7.500   8/1/29       4,605
    502,806 Fannie Mae, Pool #514132..................  7.000   8/1/29     532,808
    286,042 Fannie Mae, Pool #514574..................  7.500   1/1/30     305,766
     23,141 Fannie Mae, Pool #532042..................  7.500   6/1/30      24,730
    196,694 Fannie Mae, Pool #534063..................  7.500   3/1/30     210,287
    253,280 Fannie Mae, Pool #535148..................  8.000   2/1/30     274,124
    245,356 Fannie Mae, Pool #535332..................  8.500   4/1/30     265,127
     82,325 Fannie Mae, Pool #535435..................  8.500   8/1/30      88,890
    353,048 Fannie Mae, Pool #535488..................  8.500   9/1/30     381,201

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                   Security                           Maturity
 Amount                    Description                  Rate %   Date     Value
 ------                    -----------                  ------ -------- ----------
           U.S. Government Agency Mortgages (continued)
$  294,372 Fannie Mae, Pool #535597....................  8.000  10/1/30 $  318,265
   854,326 Fannie Mae, Pool #535988....................  7.000   6/1/31    904,563
    33,315 Fannie Mae, Pool #536282....................  8.500   7/1/30     35,972
    33,809 Fannie Mae, Pool #54075.....................  8.500  12/1/08     35,752
    51,333 Fannie Mae, Pool #541903....................  7.500   6/1/30     54,858
    90,015 Fannie Mae, Pool #545082....................  7.500   6/1/31     96,195
 1,826,939 Fannie Mae, Pool #545139....................  7.000   8/1/31  1,934,406
    65,043 Fannie Mae, Pool #545240....................  8.000   9/1/31     70,322
    71,324 Fannie Mae, Pool #545556....................  7.000   4/1/32     75,518
   107,656 Fannie Mae, Pool #546591....................  8.500   6/1/30    116,241
   101,837 Fannie Mae, Pool #548190....................  7.500  10/1/30    108,829
     4,751 Fannie Mae, Pool #549605....................  8.500   8/1/30      5,130
     1,880 Fannie Mae, Pool #554465....................  8.500  10/1/23      2,055
   320,518 Fannie Mae, Pool #555144....................  7.000  10/1/32    339,372
   514,748 Fannie Mae, Pool #555531....................  5.500   6/1/33    521,712
   280,451 Fannie Mae, Pool #556050....................  8.000  11/1/30    303,213
    99,451 Fannie Mae, Pool #557160....................  8.500  12/1/30    107,381
    40,142 Fannie Mae, Pool #559351....................  7.500  10/1/30     42,898
    90.912 Fannie Mae, Pool #559894....................  6.500   4/1/31     95,083
    25,464 Fannie Mae, Pool #560534....................  7.000  11/1/30     26,962
   131,950 Fannie Mae, Pool #561883....................  7.500  11/1/30    141,009
   127,449 Fannie Mae, Pool #562906....................  7.500   3/1/31    136,190
    13,767 Fannie Mae, Pool #567649....................  8.000   2/1/31     14,884
    14,779 Fannie Mae, Pool #572346....................  8.000   3/1/31     15,955
   103,675 Fannie Mae, Pool #573752....................  8.500   2/1/31    111,943
     4,578 Fannie Mae, Pool #574841....................  7.500   3/1/31      4,892
    25,606 Fannie Mae, Pool #58253..................... 10.000  10/1/16     27,993
   152,357 Fannie Mae, Pool #590944....................  7.000   8/1/31    161,316
    22,356 Fannie Mae, Pool #595947....................  8.000   7/1/31     24,134
   129,423 Fannie Mae, Pool #598548....................  8.000  10/1/31    139,717
    18,392 Fannie Mae, Pool #601970....................  8.000   9/1/31     19,884
    11,394 Fannie Mae, Pool #606565....................  7.000  10/1/31     12,064
    53,477 Fannie Mae, Pool #606811....................  8.000  10/1/31     57,730
   342,479 Fannie Mae, Pool #606964....................  7.000  10/1/31    362,618
    69,133 Fannie Mae, Pool #609525....................  8.000  10/1/31     74,632
    97,218 Fannie Mae, Pool #610381....................  7.000  10/1/31    102,934
   240,749 Fannie Mae, Pool #610995....................  5.500  11/1/16    249,784
     9,777 Fannie Mae, Pool #615206....................  6.500  11/1/31     10,225
   137,716 Fannie Mae, Pool #615545....................  8.000  11/1/31    148,670
   140,208 Fannie Mae, Pool #618032....................  5.500   3/1/17    145,448
    14,455 Fannie Mae, Pool #621535....................  6.500   3/1/32     15,119
   428,089 Fannie Mae, Pool #623960....................  6.500   1/1/32    447,733
   317,913 Fannie Mae, Pool #625030....................  6.500   1/1/32    332,501
   221,201 Fannie Mae, Pool #631501....................  5.500   2/1/17    229,503
   915,221 Fannie Mae, Pool #649672....................  6.500   8/1/32    957,311
    89,144 Fannie Mae, Pool #653877....................  6.500   8/1/32     93,243
    99,229 Fannie Mae, Pool #737287....................  5.000   6/1/18    101,334
    99,597 Fannie Mae, Pool #744728....................  4.000  10/1/18     97,180
   659,626 Fannie Mae, Series 1996-48, Class Z.........  7.000 11/25/26    699,543
   289,272 Fannie Mae, Series 2002-89, Class QD........  5.000 11/25/26    291,407
   450,000 Fannie Mae, Series 2003-87, Class TJ........  4.500  9/25/18    423,584
 1,000,000 Fannie Mae, TBA.............................  0.000  1/20/19  1,059,688

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                   Security                           Maturity
 Amount                    Description                  Rate %   Date     Value
 ------                    -----------                  ------ -------- ----------
           U.S. Government Agency Mortgages (continued)
$2,900,000 Fannie Mae, TBA.............................  0.000  1/20/19 $3,004,220
 3,200,000 Fannie Mae, TBA.............................  0.000  1/20/19  3,263,002
 2,100,000 Fannie Mae, TBA.............................  0.000  1/20/19  2,201,720
 2,800,000 Fannie Mae, TBA.............................  0.000  1/14/34  2,893,626
   900,000 Fannie Mae, TBA.............................  0.000  1/14/34    911,531
 3,160,000 Federal Home Loan Bank......................  0.000  1/14/04  3,159,999
 1,300,000 Federal Home Loan Bank......................  3.785 11/21/08  1,301,841
   450,000 Freddie Mac.................................  3.500   4/1/08    448,505
   795,000 Freddie Mac.................................  3.625  9/15/08    800,261
 2,775,000 Freddie Mac.................................  3.875 11/10/08  2,811,755
   830,000 Freddie Mac.................................  4.375   2/4/10    829,487
 1,300,000 Freddie Mac.................................  7.000  3/15/10  1,516,987
 1,240,000 Freddie Mac.................................  6.875  9/15/10  1,439,950
 1,710,000 Freddie Mac.................................  4.750  12/8/10  1,728,193
 2,800,000 Freddie Mac.................................  4.500 12/16/10  2,798,032
   775,000 Freddie Mac.................................  6.000  6/15/11    860,250
   880,966 Freddie Mac, Gold Pool #A12118..............  5.000   8/1/33    870,034
    28,486 Freddie Mac, Gold Pool #C01104..............  8.000  12/1/30     30,725
   133,425 Freddie Mac, Gold Pool #C01187..............  7.500   5/1/31    143,282
   150,308 Freddie Mac, Gold Pool #C01372..............  7.500   5/1/32    161,412
   179,493 Freddie Mac, Gold Pool #C01623..............  5.500   9/1/33    181,753
     1,346 Freddie Mac, Gold Pool #C35806..............  7.500   2/1/30      1,446
 1,542,896 Freddie Mac, Gold Pool #C41010..............  8.500   8/1/30  1,664,074
   102,902 Freddie Mac, Gold Pool #C41019..............  8.000   8/1/30    110,990
   107,667 Freddie Mac, Gold Pool #C41473..............  7.500   8/1/30    115,621
    78,902 Freddie Mac, Gold Pool #C41513..............  8.000   8/1/30     85,104
    13,442 Freddie Mac, Gold Pool #C41563..............  8.000   8/1/30     14,498
    19,163 Freddie Mac, Gold Pool #C42213..............  7.500   9/1/30     20,579
   142,704 Freddie Mac, Gold Pool #C42635..............  8.000  10/1/30    153,921
    13,693 Freddie Mac, Gold Pool #C43994..............  7.500  10/1/30     14,704
    21,028 Freddie Mac, Gold Pool #C47558..............  7.500   2/1/31     22,581
     8,518 Freddie Mac, Gold Pool #C48206..............  7.500   3/1/31      9,148
    71,989 Freddie Mac, Gold Pool #C50601..............  8.000   4/1/31     77,616
    95,619 Freddie Mac, Gold Pool #C58121..............  7.500   9/1/31    102,686
    36,833 Freddie Mac, Gold Pool #C59301..............  7.500  10/1/31     39,555
    45,520 Freddie Mac, Gold Pool #C65032..............  7.500   2/1/32     48,882
    90,527 Freddie Mac, Gold Pool #C67274..............  7.500   5/1/32     97,215
   267,674 Freddie Mac, Gold Pool #C68001..............  7.000   6/1/32    283,218
   111,694 Freddie Mac, Gold Pool #D11089..............  9.500  10/1/17    123,830
   518,521 Freddie Mac, Gold Pool #E00627..............  5.500   2/1/14    539,696
   406,373 Freddie Mac, Gold Pool #E01137..............  6.000   3/1/17    426,432
   489,785 Freddie Mac, Gold Pool #E01388..............  4.000   5/1/18    479,053
   167,564 Freddie Mac, Gold Pool #E84261..............  6.000   7/1/16    175,820
    46,566 Freddie Mac, Gold Pool #E89400..............  6.000   4/1/17     48,865
   153,336 Freddie Mac, Gold Pool #E90895..............  6.000   7/1/17    160,905
   381,290 Freddie Mac, Gold Pool #E91323..............  6.000   9/1/17    400,111
    15,610 Freddie Mac, Gold Pool #G01135..............  8.000   9/1/30     16,837
    20,341 Freddie Mac, Gold Pool #G01311..............  7.000   9/1/31     21,522
   163,791 Freddie Mac, Gold Pool #G01391..............  7.000   4/1/32    173,302
   176,913 Freddie Mac, Pool #170199...................  9.500  10/1/16    196,569
    19,018 Freddie Mac, Pool #183455................... 12.000  12/1/10     21,435
    10,412 Freddie Mac, Pool #360019................... 10.500  12/1/17     11,660

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                        Security                                Maturity
 Amount                         Description                       Rate %   Date     Value
 ------                         -----------                       ------ -------- ----------
           U.S. Government Agency Mortgages (continued)
$   28,280 Freddie Mac, Pool #555285............................. 10.000   4/1/16 $   31,014
   300,000 Freddie Mac, TBA......................................  0.000  1/20/19    310,781
 1,200,000 Freddie Mac, TBA......................................  0.000  1/14/34  1,256,626
 2,200,000 Freddie Mac, TBA......................................  0.000  1/14/34  2,171,125
     9,035 Government National Mortgage Association, Pool #112784 12.000  2/15/14     10,737
    12,771 Government National Mortgage Association, Pool #114460 12.000  7/15/14     15,216
    34,612 Government National Mortgage Association, Pool #1277.. 11.500  9/20/19     41,223
    71,091 Government National Mortgage Association, Pool #129961 11.000  8/15/15     83,359
     1,711 Government National Mortgage Association, Pool #151321 10.500  3/15/16      1,987
    44,076 Government National Mortgage Association, Pool #156617 11.000  1/15/16     51,672
     7,326 Government National Mortgage Association, Pool #217447 10.500  6/15/19      8,507
     7,576 Government National Mortgage Association, Pool #252625 10.500 10/15/18      8,559
     6,248 Government National Mortgage Association, Pool #278126 10.500  6/15/19      7,063
    54,585 Government National Mortgage Association, Pool #278323 10.500  7/15/19     63,751
    33,618 Government National Mortgage Association, Pool #36890. 10.000 11/15/09     37,080
    15,974 Government National Mortgage Association, Pool #38484. 11.000  3/15/10     17,900
    11,024 Government National Mortgage Association, Pool #41625. 11.000  7/15/10     12,354
    14,767 Government National Mortgage Association, Pool #42444. 11.000  9/15/10     16,547
    13,830 Government National Mortgage Association, Pool #42710. 11.000  9/15/10     15,498
    15,838 Government National Mortgage Association, Pool #43080. 11.000  8/15/10     17,748
     1,121 Government National Mortgage Association, Pool #43285. 11.000  8/15/10      1,256
    58,161 Government National Mortgage Association, Pool #45290. 11.000 12/15/10     65,175
    79,111 Government National Mortgage Association, Pool #486414  6.500  7/15/29     83,494
    18,559 Government National Mortgage Association, Pool #499490  6.500  1/15/29     19,588
     6,550 Government National Mortgage Association, Pool #545212  7.000 12/15/30      6,984
    70,101 Government National Mortgage Association, Pool #568689  6.500  4/15/32     73,907
    34,339 Government National Mortgage Association, Pool #569839  6.500  6/15/32     36,203
    15,070 Government National Mortgage Association, Pool #58625. 12.000 11/15/12     17,786
     5,994 Government National Mortgage Association, Pool #60040. 12.000  1/15/13      7,093
    63,046 Government National Mortgage Association, Pool #603552  6.000  3/15/33     65,580
    15,260 Government National Mortgage Association, Pool #70492. 12.000  9/15/13     18,104
    22,260 Government National Mortgage Association, Pool #71155. 12.000  8/15/13     26,418
    43,777 Government National Mortgage Association, Pool #780315  9.500 12/15/17     48,923
    12,605 Government National Mortgage Association, Pool #780379 10.500  8/15/21     14,237
    30,210 Government National Mortgage Association, Pool #780384 11.000 12/15/17     35,271
    94,407 Government National Mortgage Association, Pool #780554 10.000  5/15/19    108,703
    25,632 Government National Mortgage Association, Pool #780609  9.500  9/15/22     28,701
   170,693 Government National Mortgage Association, Pool #780914  6.000 11/15/28    177,672
   479,020 Government National Mortgage Association, Pool #781496  6.500  9/15/32    505,384
   507,390 Government National Mortgage Association, Pool #781548  7.000 11/15/32    540,958
   672,402 Government National Mortgage Association, Pool #781635  6.000  3/15/33    699,235
    21,616 Government National Mortgage Association, Pool #80094.  6.750  7/20/27     21,971
    44,986 Government National Mortgage Association, Pool #80114.  4.750  9/20/27     45,934
    95,450 Government National Mortgage Association, Pool #80123.  5.625 10/20/27     98,099
    87,205 Government National Mortgage Association, Pool #80137.  5.625 11/20/27     89,623
    21,488 Government National Mortgage Association, Pool #80145.  5.625 12/20/27     22,083
    27,975 Government National Mortgage Association, Pool #80156.  5.375  1/20/28     28,393
    72,995 Government National Mortgage Association, Pool #8585..  4.375  1/20/25     74,036
   189,733 Government National Mortgage Association, Pool #8595..  4.375  2/20/25    192,589
    67,412 Government National Mortgage Association, Pool #8611..  4.375  3/20/25     68,374
    90,403 Government National Mortgage Association, Pool #8621..  5.375  4/20/25     92,152
   185,578 Government National Mortgage Association, Pool #8631..  4.375  5/20/25    189,169

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                         Security                                 Maturity
 Amount                          Description                        Rate %   Date      Value
 ------                          -----------                        ------ -------- ------------
          U.S. Government Agency Mortgages (continued)
$ 59,565  Government National Mortgage Association, Pool #8644..... 4.375   6/20/25 $     60,749
  72,955  Government National Mortgage Association, Pool #8664..... 4.750   7/20/25       74,509
                                                                                    ------------
          Total U.S. Government Agency Mortgages (cost 106,101,486)                  106,683,966
                                                                                    ------------
          Corporate Bonds -- 13.48%
 310,000  AIG Sunamerica Global Finance............................ 6.900   3/15/32      353,242
 125,000  Alcan, Inc............................................... 6.125  12/15/33      125,762
  45,000  American General Capital II.............................. 8.500    7/1/30       58,508
  10,000  Ameritech Capital Funding................................ 6.450   1/15/18       10,815
 165,000  Anadarko Finance Co., Series B........................... 7.500    5/1/31      193,294
  95,000  Anadarko Petro........................................... 5.375    3/1/07      101,560
 340,000  ANZ Capital Trust I*..................................... 4.484   1/29/49      342,715
 175,000  AOL Time Warner, Inc..................................... 7.625   4/15/31      201,909
 150,000  Asif Global Finance XXIII*............................... 3.900  10/22/08      151,392
 545,000  Bank of America Corp..................................... 7.800   2/15/10      647,869
 150,000  Bank of America Corp..................................... 4.375   12/1/10      150,378
 130,000  Bear Stearns Company, Inc................................ 5.700   1/15/07      140,979
  75,000  Bristol-Myers Squibb..................................... 5.750   10/1/11       81,047
  75,000  Bristol-Myers Squibb..................................... 6.875    8/1/97       82,079
  25,000  Burlington North Santa Fe................................ 6.125   3/15/09       27,338
  95,000  Cadbury Schweppes U.S. Finance*.......................... 5.125   10/1/13       94,381
 290,000  Citigroup, Inc........................................... 5.750   5/10/06      312,106
 435,000  Citigroup, Inc........................................... 7.250   10/1/10      507,018
  40,000  Citigroup, Inc........................................... 6.000   2/21/12       43,710
 230,000  Citigroup, Inc........................................... 5.625   8/27/12      242,798
 330,000  Citigroup, Inc........................................... 5.875   2/22/33      324,326
 258,000  Comcast Cable Communications............................. 6.375   1/30/06      277,749
  10,000  Comcast Cable Communications............................. 8.875    5/1/17       12,865
 170,000  Comcast Corp............................................. 7.625   2/15/08      191,239
  90,000  Comcast Corp............................................. 5.500   3/15/11       93,548
 110,000  Conoco Phillips.......................................... 5.900  10/15/32      110,292
 335,000  Conoco, Inc.............................................. 6.950   4/15/29      379,903
  25,000  Consolidated Natural Gas, Series A....................... 5.000    3/1/14       24,847
 125,000  Consolidated Natural Gas, Series C....................... 6.250   11/1/11      138,081
 312,062  Continental Airlines, Inc., Series 981A.................. 6.648   3/15/19      304,882
  21,699  Continental Airlines, Inc., Series 991A.................. 6.545    2/2/19       21,446
  50,000  Cox Communuications, Inc................................. 4.625    6/1/13       48,205
 235,000  Credit Suisse First Boston USA, Inc...................... 3.875   1/15/09      234,720
 135,000  Credit Suisse First Boston USA, Inc...................... 6.125  11/15/11      146,979
 315,000  Daimler Chrysler AG...................................... 7.450    3/1/27      335,225
 165,000  Daimler Chrysler North America Holding Corp.............. 4.750   1/15/08      168,971
  25,000  Daimler Chrysler North America Holding Corp.............. 4.050    6/4/08       24,830
 160,000  Daimler Chrysler North America Holding Corp.............. 8.000   6/15/10      183,237
 100,000  Daimler Chrysler North America Holding Corp.............. 6.500  11/15/13      105,341
 140,000  Detroit Edison Co........................................ 6.125   10/1/10      153,589
  80,000  Detroit Edison Co........................................ 6.350  10/15/32       84,856
  50,000  Devon Energy Corp........................................ 7.950   4/15/32       60,288
  55,000  Devon Financing Corp., ULC............................... 7.875   9/30/31       65,703
 145,000  Diageo Finance BV........................................ 3.000  12/15/06      145,759
 100,000  Dominion Resources, Inc.................................. 6.750  12/15/32      106,900
  85,000  Dominion Resources, Inc., Series A....................... 8.125   6/15/10      101,962
  80,000  Dow Chemical Co.......................................... 6.125    2/1/11       86,079

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal            Security                    Maturity
 Amount             Description           Rate %   Date    Value
 ------             -----------           ------ -------- --------
          Corporate Bonds (continued)
$405,000  Dow Chemical Co................ 6.000   10/1/12 $426,317
  95,000  Dow Chemical Co................ 7.375   11/1/29  106,225
  55,000  EOP Operating LP............... 6.763   6/15/07   60,916
  40,000  EOP Operating LP............... 7.875   7/15/31   46,832
  65,000  Exelon Corp.................... 6.750    5/1/11   72,599
  40,000  Florida Power & Light.......... 4.850    2/1/13   40,427
 125,000  Fund American Cos., Inc........ 5.875   5/15/13  126,515
 225,000  General Electric Capital Corp.. 6.125   2/22/11  247,526
 665,000  General Electric Capital Corp.. 5.875   2/15/12  714,698
  45,000  General Electric Capital Corp.. 6.000   6/15/12   48,800
 350,000  General Electric Capital Corp.. 6.750   3/15/32  387,492
 145,000  General Mills, Inc............. 5.125   2/15/07  154,027
  45,000  General Mills, Inc............. 6.000   2/15/12   48,122
 170,000  General Motors Acceptance Corp. 6.750   1/15/06  182,503
  60,000  General Motors Acceptance Corp. 7.250    3/2/11   65,919
  70,000  General Motors Acceptance Corp. 6.875   9/15/11   75,399
 210,000  General Motors Acceptance Corp. 8.000   11/1/31  235,823
 430,000  Goldman Sachs Group, Inc....... 6.875   1/15/11  488,311
 490,000  Goldman Sachs Group, Inc....... 5.250  10/15/13  494,706
 225,000  Household Finance Corp......... 4.125  12/15/08  226,968
 485,000  Household Finance Corp......... 5.875    2/1/09  526,693
  50,000  Household Finance Corp......... 6.750   5/15/11   56,287
 145,000  Household Finance Corp......... 6.375  10/15/11  159,672
 485,000  Household Finance Corp......... 7.000   5/15/12  553,078
 100,000  Household Finance Corp......... 6.375  11/27/12  109,705
 360,000  JP Morgan Chase & Co........... 5.350    3/1/07  385,306
  90,000  JP Morgan Chase & Co........... 4.500  11/15/10   90,715
 100,000  JP Morgan Chase & Co........... 6.750    2/1/11  112,759
 100,000  Kellogg Co., Series B.......... 6.600    4/1/11  112,069
  75,000  Kinder Morgan Energy Partners.. 5.000  12/15/13   74,011
  90,000  Kinder Morgan Energy Partners.. 7.300   8/15/33  102,266
 120,000  Kraft Foods, Inc............... 5.250    6/1/07  127,668
 620,000  Kraft Foods, Inc............... 5.625   11/1/11  653,260
 125,000  Kroger Co...................... 6.750   4/15/12  138,503
 100,000  Kroger Co...................... 7.500    4/1/31  115,227
 205,000  Lehman Brothers Holdings....... 6.250   5/15/06  222,712
 105,000  Lehman Brothers Holdings....... 4.000   1/22/08  107,094
  80,000  Lockheed Martin Corp........... 8.500   12/1/29  104,830
 170,000  Lockheed Martin Corp........... 7.200    5/1/36  201,578
 100,000  Mass Mutual Life Insurance Co.* 5.625   5/15/33   97,126
 250,000  New England Mutual............. 7.875   2/15/24  290,357
  40,000  New Jersey Bell Telephone...... 7.850  11/15/29   47,402
 130,000  News America Holdings.......... 7.750    2/1/24  152,403
  75,000  Northrop Grumman Corp.......... 7.125   2/15/11   86,744
 100,000  Northrop Grumman Corp.......... 7.875    3/1/26  120,856
  80,000  Occidental Petroleum Corp...... 8.450   2/15/29  104,874
 260,000  Ohio Edison.................... 5.450    5/1/15  251,321
 105,000  Oncor Electric Delivery........ 6.375   1/15/15  114,149
  75,000  Oncor Electric Delivery........ 7.250   1/15/33   85,319
  85,000  Pacific Life Corp.*............ 6.600   9/15/33   89,767
  60,000  Phillips Petroleum Co.......... 7.000   3/30/29   67,913
 100,000  Principal Life Global.......... 5.250   1/15/13  101,289

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                               Security                                      Maturity
 Amount                                Description                             Rate %   Date      Value
 ------                                -----------                             ------ -------- -----------
           Corporate Bonds (continued)
$   60,000 Progress Energy, Inc...............................................  6.050  4/15/07 $    64,413
   210,000 Protective Life Secured Trust, Series MTN..........................  3.700 11/24/08     209,333
   135,000 Prudential Financial, Inc., Series MTNB............................  5.750  7/15/33     127,510
   100,000 Prudential Insurance Co.*..........................................  6.375  7/23/06     108,933
    80,000 Raytheon Co........................................................  4.850  1/15/11      80,106
    75,000 Resolution Funding Corp., Zero Coupon..............................  0.000  7/15/18      34,054
    75,000 Resolution Funding Corp., Zero Coupon..............................  0.000 10/15/18      33,448
   270,000 SLM Corp., Series MTNN.............................................  5.625   8/1/33     256,135
   673,883 Small Business Administration......................................  4.524  2/10/13     648,957
   170,000 TCI Communications, Inc............................................  7.875   8/1/13     201,228
    75,000 TCI Communications, Inc............................................  7.875  2/15/26      87,687
   220,000 TCI Communications, Inc............................................  7.125  2/15/28     238,587
    30,000 Time Warner, Inc...................................................  6.875  6/15/18      32,991
   205,000 Time Warner, Inc...................................................  7.570   2/1/24     231,827
    45,000 Time Warner, Inc...................................................  6.950  1/15/28      48,061
   320,000 Time Warner, Inc...................................................  6.625  5/15/29     328,858
    30,000 Turner Broadcasting Co.............................................  8.375   7/1/13      36,650
   200,000 UBS Preferred Funding Trust I......................................  8.622 10/29/49     246,523
    55,000 US Bancorp, Series MTNN............................................  3.950  8/23/07      56,590
    10,000 Valero Energy Corp.................................................  7.500  4/15/32      11,145
   415,000 Verizon Communications.............................................  6.940  4/15/28     435,419
    75,000 Verizon Global Funding Corp........................................  7.750  12/1/30      88,103
   200,000 Verizon New Jersey, Inc., Series A.................................  5.875  1/17/12     212,364
     5,000 Verizon Pennsylvania, Series A.....................................  5.650 11/15/11       5,244
    50,000 Virginia Electric & Power..........................................  5.250 12/15/15      50,172
   135,000 Wal-Mart Stores....................................................  7.550  2/15/30     166,143
   225,000 Wells Fargo Bank NA, Series BKNT...................................  7.800  6/15/10     242,843
    55,000 Weyerhaeuser Co....................................................  6.750  3/15/12      60,002
   170,000 Weyerhaeuser Co....................................................  6.875 12/15/33     174,706
                                                                                               -----------
           Total Corporate Bonds (cost 21,189,774)............................                  22,131,832
                                                                                               -----------
           U.S. Treasury Notes -- 12.91%
   385,000 U.S. Treasury Notes................................................  1.625  1/31/05     386,489
 4,080,000 U.S. Treasury Notes................................................  2.000  8/31/05   4,106,295
 7,310,000 U.S. Treasury Notes................................................  1.625 10/31/05   7,298,581
 2,780,000 U.S. Treasury Notes................................................  1.875 11/30/05   2,785,213
 1,550,000 U.S. Treasury Notes................................................  2.375  8/15/06   1,558,356
   185,000 U.S. Treasury Notes................................................  3.250  8/15/07     188,707
   425,000 U.S. Treasury Notes................................................  3.375 12/15/08     427,889
   450,000 U.S. Treasury Notes................................................ 10.375 11/15/12     574,119
 1,720,000 U.S. Treasury Notes................................................ 12.000  8/15/13   2,376,423
 1,500,000 U.S. Treasury Notes................................................  4.250 11/15/13   1,498,359
                                                                                               -----------
           Total U.S. Treasury Notes (cost 21,150,352)........................                  21,200,431
                                                                                               -----------
           Collateralized Mortgage Obligations -- 5.81%
    74,455 ABN Amro Mortgage Corp., Series 2002-3, Class A4...................  6.500  4/25/17      74,938
   625,000 Asset Securitization Corp., Series 1997-D5, Class A1C..............  6.750  2/14/43     677,034
   286,487 Banc of America Funding Corp., Series 2003-1, Class A1.............  6.000  5/20/33     289,776
   759,299 Bank of America Alternative Loan Trust, Series 2003-3, Class B1....  5.000  7/25/18     767,200
   220,000 Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2  7.198  1/15/32     254,263
   505,000 Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A2  7.757  4/15/32     585,785
   375,000 Commercial Mortgage Asset Trust, Series 1999-C1, Class A3..........  6.640  1/17/32     422,710

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                        Security                                               Maturity
 Amount                                         Description                                      Rate %   Date     Value
 ------                                         -----------                                      ------ -------- ----------
           Collateralized Mortgage Obligations (continued)
$  600,000 Countrywide Alternative Loan Trust, Series 2004-2CB, Class A1........................  5.000  2/15/19 $  602,250
   768,691 Deutsche Alt-A Securities, Inc., Series 2003-3, Class 1A1............................  5.500 10/25/33    781,886
   275,000 DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A1B............................  6.460  3/10/32    305,686
   400,000 General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1998-C2,
            Class A2............................................................................  6.420  5/15/35    444,980
   235,000 General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C1,
            Class A2............................................................................  6.175  5/15/33    259,358
   350,000 General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Series 1999-C2,
            Class A2............................................................................  6.945  9/15/33    396,769
       541 Kidder Peabody Mortgage Assets Trust, Series B, Class A2, IO.........................  9.500  4/22/18         97
   875,000 LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B......................  6.210 10/15/35    964,362
 1,115,000 LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4...........................  5.124 11/15/32  1,135,878
   153,617 Master Asset Securitization Trust, Series 2002-6, Class 2A1..........................  5.750 10/25/17    157,670
   245,000 Morgan Stanley Capital I, Series 1998-HF2, Class A2..................................  6.480 11/15/30    272,831
   179,618 Structured Asset Securities Corp., Series 2002-6, Class 3A1..........................  6.250  4/25/32    182,013
   875,000 Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4....................  5.012 12/15/35    882,870
    82,828 Washington Mutual MSC Mortgage Pass-Through, Series 2002-MS12, Class A...............  6.500  5/25/32     85,373
                                                                                                                 ----------
           Total Collateralized Mortgage Obligations (cost 9,514,690)...........................                  9,543,729
                                                                                                                 ----------
           U.S. Treasury Bonds -- 5.32%.........................................................
   745,000 U.S. Treasury Bonds..................................................................  9.250  2/15/16  1,069,336
 3,135,000 U.S. Treasury Bonds..................................................................  8.125  8/15/19  4,234,696
   805,000 U.S. Treasury Bonds..................................................................  8.000 11/15/21  1,087,190
 1,065,000 U.S. Treasury Bonds..................................................................  6.250  8/15/23  1,213,887
   345,000 U.S. Treasury Bonds..................................................................  6.750  8/15/26    417,529
   690,000 U.S. Treasury Bonds..................................................................  5.375  2/15/31    719,568
                                                                                                                 ----------
           Total U.S. Treasury Bonds (cost 8,528,593)...........................................                  8,742,206
                                                                                                                 ----------
           Asset Backed Securities -- 3.27%
   490,257 Chase Manhattan Auto Owners Trust, Series 2000-A, Class A4...........................  6.260  6/15/07    500,118
 1,025,000 Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6........................  2.900  5/17/10  1,002,212
   155,261 Daimler Chrysler Auto Trust, Series 2000-A, Class A4.................................  7.230   1/6/05    155,388
     5,327 Daimler Chrysler Auto Trust, Series 2002-A, Class A2.................................  2.900  12/6/04      5,328
 1,625,000 Discover Card Master Trust I, Series 1999-5, Class A................................. 1.3425 12/18/06  1,625,479
    94,495 Ford Credit Auto Owner Trust, Series 2001-C, Class A4................................  4.830  2/15/05     94,881
   237,679 Ford Credit Auto Owner Trust, Series 2001-D, Class A3................................  4.310  6/15/05    239,451
   460,000 MBNA Master Credit Card Trust, Series 1999-B, Class A................................  5.900  8/15/11    507,248
   695,000 MBNA Master Credit Card Trust, Series 2000-E, Class A................................  7.800 10/15/12    837,462
   399,069 Nissan Auto Receivables Owner Trust, Series 2002-B, Class A3.........................  3.990 12/15/05    403,436
                                                                                                                 ----------
           Total Asset Backed Securities (cost 5,188,356).......................................                  5,371,003
                                                                                                                 ----------
           Foreign Bonds -- 2.36%
   300,000 Barclays Bank PLC....................................................................  8.550  9/29/49    368,577
   140,000 British Telecom PLC..................................................................  8.875 12/15/30    183,065
   120,000 Canadian National Railways, Yankee...................................................  7.375 10/15/31    141,573
   125,000 Deutsche Telekom International Finance...............................................  8.250  6/15/05    135,594
    50,000 Deutsche Telekom International Finance...............................................  8.500  6/15/10     60,456
   310,000 Deutsche Telekom International Finance...............................................  8.750  6/15/30    396,003
    50,000 Quebec Province......................................................................  7.380   4/9/26     59,688
   145,000 Quebec Province, Yankee..............................................................  7.500  7/15/23    177,806
    75,000 Quebec Province, Yankee..............................................................  7.125   2/9/24     88,766
    75,000 Suncor Energy, Inc., Yankee..........................................................  5.950  12/1/34     74,450

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Fixed Income II Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                                     Security                                            Maturity
 Amount                                      Description                                   Rate %   Date       Value
 ------                                      -----------                                   ------ -------- ------------
           Foreign Bonds (continued)
$  125,000 Telecom Italia Capital*........................................................ 5.250  11/15/13 $    125,249
    10,000 Tyco International Group SA*................................................... 6.000  11/15/13       10,300
    90,000 Tyco International Group SA, Yankee............................................ 6.375   6/15/05       94,725
   122,000 Tyco International Group SA, Yankee............................................ 6.375   2/15/06      129,930
   120,000 Tyco International Group SA, Yankee............................................ 6.125   11/1/08      128,400
   110,000 Tyco International Group SA, Yankee............................................ 6.375  10/15/11      117,563
    75,000 United Mexican States.......................................................... 4.625   10/8/08       75,938
   485,000 United Mexican States.......................................................... 8.375   1/14/11      575,937
   260,000 United Mexican States.......................................................... 8.125  12/30/19      290,550
   210,000 United Mexican States.......................................................... 8.000   9/24/22      229,740
   415,000 Vodafone Group PLC............................................................. 5.000  12/16/13      413,283
                                                                                                           ------------
           Total Foreign Bonds (cost $3,597,584)..........................................                    3,877,593
                                                                                                           ------------
           Municipal Bonds -- 1.03%
   150,000 California State Department of Water Resources & Power Supply Revenue, Series E 3.975    5/1/05      152,420
 1,550,000 Illinois State Taxable Pension, General Obligation............................. 5.100    6/1/33    1,425,178
   120,000 Wisconsin State General Revenue, Series A (FSA)................................ 5.700    5/1/26      121,950
                                                                                                           ------------
           Total Municipal Bonds (cost $1,736,057)........................................                    1,699,548
                                                                                                           ------------
           U.S. Treasury Strips -- 0.58%
   740,000 U.S. Treasury Strips........................................................... 0.000   8/15/22      269,416
 1,520,000 U.S. Treasury Strips........................................................... 0.000  11/15/22      544,938
   375,000 U.S. Treasury Strips........................................................... 0.000   2/15/23      132,135
                                                                                                           ------------
           Total U.S. Treasury Strips (cost $995,647).....................................                      946,489
                                                                                                           ------------
           U.S. Government Agency Securities -- 0.05%
    36,743 Student Loan Marketing Association, Series 2000-2, Class A1L................... 1.241   7/25/08       36,752
    50,048 Student Loan Marketing Association, Series 2001-3, Class A1L................... 1.201   4/25/10       50,073
                                                                                                           ------------
           Total U.S. Government Agency Securities (cost $86,833).........................                       86,825
                                                                                                           ------------
           Short-term Investments -- 0.04%
    62,274 Liquidity Management Control System Bank Sweep RP.............................. 0.180    1/2/04       62,274
                                                                                                           ------------
           Total Short-term Investments (cost $64,274)....................................
           Total Investments (cost $178,151,646) (a) -- 109.80%...........................                  180,345,896
           Liabilities in excess of other assets -- (9.80)%...............................                  (16,102,717)
                                                                                                           ------------
           Net Assets  -- 100.00%.........................................................                 $164,243,179
                                                                                                           ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

                    Unrealized appreciation.... $2,868,918
                    Unrealized depreciation....   (674,668)
                                                ----------
                    Net unrealized appreciation $2,194,250
                                                ==========

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Options outstanding at December 31, 2003

                                                                                        Number
                                                                                          of
Written Put Options                                                                    Contracts  Value
-------------------                                                                    --------- -------
Fannie Mae Gold 5.00% (strike price $96.97, expires 2/5/04, premiums received $15,535)   1,025   $(4,342)

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal               Security                      Maturity
 Amount                Description             Rate %   Date     Value
 ------                -----------             ------ -------- ----------
           Corporate Bonds -- 85.77%
$  150,000 Abitibi-Consolidated, Inc..........  7.400   4/1/18 $  147,904
 1,175,000 Abitibi-Consolidated, Inc..........  7.500   4/1/28  1,125,610
   400,000 Abitibi-Consolidated, Inc..........  8.500   8/1/29    417,030
   500,000 Abitibi-Consolidated, Inc..........  8.850   8/1/30    540,513
 1,700,000 Adelphia Communications Corp. (b)..  0.000  10/1/07  1,649,000
 1,000,000 Adelphia Communications Corp. (b)..  7.875   5/1/09    915,000
 6,565,000 Adelphia Communications Corp. (b)..  0.000  6/15/11  6,203,924
 1,000,000 AdvancePCS.........................  8.500   4/1/08  1,085,000
   826,775 AES Corp........................... 10.000  7/15/05    841,244
   750,000 Airgas, Inc.*......................  9.125  10/1/11    841,875
 1,796,000 Alaris Medical, Inc................  7.250   7/1/11  1,858,860
 2,190,000 Allbritton Communication...........  7.750 12/15/12  2,272,124
   240,000 Alliant Techsystems, Inc.*.........  8.500  5/15/11    264,000
   775,000 American Media, Inc................  8.875  1/15/11    840,875
 1,280,000 American Tower.....................  6.250 10/15/09  1,286,400
   750,000 AmerisourceBergen Corp.............  8.125   9/1/08    845,625
 1,155,000 AmerisourceBergen Corp.............  7.250 11/15/12  1,244,513
 1,300,000 ANR Pipeline Co....................  8.875  3/15/10  1,462,500
   400,000 ANR Pipeline Co....................  7.000   6/1/25    407,000
 2,235,000 Apogent Technologies, Inc..........  6.500  5/15/13  2,329,988
 1,800,000 Arch Western Finance*..............  6.750   7/1/13  1,849,500
 1,690,000 AT&T Wireless Services, Inc.*......  8.750   3/1/31  2,085,171
   515,000 Avecia Group PLC*.................. 11.000   7/1/09    463,500
 1,250,000 Ball Corp..........................  6.875 12/15/12  1,312,500
   300,000 Belo (A.H.) Corp...................  7.250  9/15/27    326,010
 1,110,000 Biovail Corp.......................  7.875   4/1/10  1,132,200
 1,000,000 Buckeye Technologies, Inc.*........  8.500  10/1/13  1,070,000
   565,000 Burns Philip Capital Property Ltd.*  9.750  7/15/12    604,550
 1,400,000 Cascades, Inc......................  7.250  2/15/13  1,477,000
   165,000 CB Richard Ellis...................  9.750  5/15/10    183,150
   855,000 CB Richard Ellis*.................. 11.250  6/15/11    966,150
 1,100,000 CBD Media/CBD Finance*.............  8.625   6/1/11  1,210,000
   580,000 Central Garden & Pet Co............  9.125   2/1/13    643,800
   195,000 Chesapeake Energy Corp.............  8.375  11/1/08    214,500
 1,685,000 Chesapeake Energy Corp.............  7.500  9/15/13  1,824,013
 1,750,000 Cincinnati Bell, Inc.*.............  7.250  7/15/13  1,837,500
   500,000 Clear Channel Communications.......  6.875  6/15/18    556,590
 1,250,000 CMS Energy Corp.*..................  7.750   8/1/10  1,314,063
   900,000 Columbia/HCA Healthcare............  7.690  6/15/25    949,778
 1,225,000 Comcast Cable Communications....... 10.625  7/15/12  1,554,218
   642,000 Cott Beverages, Inc................  8.000 12/15/11    693,360
 3,660,000 CSC Holdings, Inc..................  7.250  7/15/08  3,806,399
   529,000 CSC Holdings, Inc..................  7.625   4/1/11    556,773
   604,000 CSC Holdings, Inc..................  7.875  2/15/18    644,770
 1,024,000 CSC Holdings, Inc..................  7.625  7/15/18  1,075,200
   600,000 CSC Holdings, Inc.*................  8.125  8/15/09    645,000
   550,000 Dade Behring, Inc.................. 11.910  10/3/10    632,500
 1,132,000 Denbury Resources, Inc.............  7.500   4/1/13  1,182,940
 1,485,000 DirecTV Holdings/Finance...........  8.375  3/15/13  1,722,600
   200,000 Dole Foods Co......................  8.625   5/1/09    219,500
   400,000 Dole Foods Co......................  7.250  6/15/10    412,000
 1,885,000 Dole Foods Co......................  8.875  3/15/11  2,068,788

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal             Security                     Maturity
 Amount              Description            Rate %   Date     Value
 ------              -----------            ------ -------- ----------
           Corporate Bonds (continued)
$  800,000 Dole Foods Co...................  8.750  7/15/13 $  882,000
   354,000 Echostar DBS Corp...............  9.125  1/15/09    396,038
 2,025,000 Echostar DBS Corp...............  9.375   2/1/09  2,128,781
 2,325,000 Echostar DBS Corp...............  6.375  10/1/11  2,383,124
   560,000 Encompass Services Corp......... 10.500   5/1/09      7,000
 1,000,000 Entercom Radio/Capital..........  7.625   3/1/14  1,073,750
   290,000 Entravision Communication Corp.*  8.125  3/15/09    311,750
   350,000 Equistar Chemical............... 10.625   5/1/11    386,750
   552,000 Fisher Scientific International.  8.125   5/1/12    592,020
   510,000 Forest Oil Corp.................  7.750   5/1/14    539,325
   850,000 Fort James Corp.................  6.875  9/15/07    896,750
 1,125,000 Fresenius Medical Care..........  7.875   2/1/08  1,203,750
 1,245,000 Georgia-Pacific Corp............  8.875   2/1/10  1,419,300
   485,000 Glencore Nickel (b).............  0.000  12/1/14          0
   382,758 Globix Corp..................... 11.000   5/1/08    336,827
   425,000 Gray Television, Inc.*..........  9.250 12/15/11    473,875
   400,000 HCA -- The Healthcare Co........  6.950   5/1/12    428,885
   980,000 HCA -- The Healthcare Co........  6.300  10/1/12  1,010,396
 1,426,000 HCA -- The Healthcare Co........  7.500 12/15/23  1,481,603
   845,000 Houghton Mifflin Co.............  8.250   2/1/11    904,150
   715,000 Houghton Mifflin Co.............  9.875   2/1/13    786,500
   750,000 Houston Exploration Co..........  7.000  6/15/13    774,375
   150,000 Huntsman International LLC......  9.875   3/1/09    164,250
 1,000,000 Insight Midwest*................ 10.500  11/1/10  1,087,500
   770,000 Interep National Radio Sales.... 10.000   7/1/08    681,450
   605,000 Iron Mountain, Inc..............  8.625   4/1/13    653,400
   438,000 Iron Mountain, Inc..............  7.750  1/15/15    458,805
 2,050,000 Jefferson Smurfit Corp..........  8.250  10/1/12  2,224,249
   575,000 Jefferson Smurfit Corp..........  7.500   6/1/13    600,875
   165,000 JohnsonDiversey, Inc............  9.625  5/15/12    227,895
   640,000 JohnsonDiversey, Inc............  9.625  5/15/12    713,600
   225,000 Key Energy Services, Inc........  8.375   3/1/08    240,750
   253,000 L-3 Communications Corp.........  8.000   8/1/08    263,436
 1,125,000 L-3 Communications Corp.........  7.625  6/15/12  1,224,844
 1,605,000 L-3 Communications Corp.........  6.125  7/15/13  1,625,063
   375,000 Lamar Media Corp.*..............  7.250   1/1/13    403,125
   495,000 Louisiana Pacific Corp..........  8.500  8/15/05    534,600
   235,000 Louisiana Pacific Corp.......... 10.875 11/15/08    279,650
   475,000 Louisiana Pacific Corp..........  8.875  8/15/10    560,500
   735,000 Lyondell Chemical Co............  9.500 12/15/08    768,075
   430,000 Magnum Hunter Resources.........  9.600  3/15/12    488,050
 1,600,000 MDP Acquisitions, PLC...........  9.625  10/1/12  1,800,000
 1,900,000 Medco Health Solutions..........  7.250  8/15/13  2,072,805
   250,000 Methanex Corp...................  8.750  8/15/12    278,750
 1,650,000 Morris Publishing*..............  7.000   8/1/13  1,674,750
 1,350,000 Nalco Co.*......................  7.750 11/15/11  1,444,500
 1,350,000 Nalco Co.*......................  8.875 11/15/13  1,431,000
   550,000 National Waterworks, Inc........ 10.500  12/1/12    614,625
   600,000 NDCHealth Corp.................. 10.500  12/1/12    675,000
 1,250,000 Neighborcare, Inc.*.............  6.875 11/15/13  1,271,875
 1,010,000 Newfield Exploration Co.........  8.375  8/15/12  1,131,200
   225,000 Newfield Exploration Co.*.......  7.450 10/15/07    248,625

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                     Security                            Maturity
 Amount                      Description                   Rate %   Date     Value
 ------                      -----------                   ------ -------- ----------
           Corporate Bonds (continued)
$  300,000 Nextel Communications..........................  9.375 11/15/09 $  327,000
 2,000,000 Nextel Communications..........................  5.250  1/15/10  2,030,000
 3,150,000 Nextel Communications..........................  7.375   8/1/15  3,386,249
   820,000 Nextmedia Operating, Inc.*..................... 10.750   7/1/11    930,700
 1,275,000 Northwest Pipeline Corp........................  8.125   3/1/10  1,415,250
   450,000 Northwestern Bell Telephone....................  7.750   5/1/30    450,000
 2,000,000 OM Group, Inc..................................  9.250 12/15/11  2,080,000
   800,000 Ommicare, Inc..................................  8.125  3/15/11    874,000
 1,750,000 Ommicare, Inc..................................  6.125   6/1/13  1,754,375
   385,000 Owens & Minor, Inc.*...........................  8.500  7/15/11    422,538
 1,095,000 Owens-Illinois, Inc............................  7.350  5/15/08  1,123,744
   425,000 Pioneer Natural Resource.......................  6.500  1/15/08    460,030
   200,000 Pioneer Natural Resource.......................  7.200  1/15/28    214,104
   950,000 Pogo Producing*................................  8.250  4/15/11  1,059,250
   415,000 Potlatch Corp.*................................ 10.000  7/15/11    462,725
 1,000,000 Premcor Refining Group.........................  7.500  6/15/15  1,025,000
 2,000,000 Quebecor World, Inc.*..........................  6.125 11/15/13  2,028,172
   128,941 Republic Engineered Products................... 10.000  8/16/09     52,866
   685,000 Republic Technologies International (b)........  0.000  7/15/09      6,850
 1,078,587 Rhythms NetConnections, Inc., Series B (b).....  0.000  2/15/10        108
 1,799,555 Rhythms NetConnections, Inc., Series B, SUB (b)  0.000  5/15/08        180
   200,000 Rogers Wireless, Inc...........................  9.625   5/1/11    239,000
 1,175,000 Salem Communications*..........................  9.000   7/1/11  1,277,813
 1,500,000 Select Medical Corp.*..........................  7.500   8/1/13  1,590,000
 1,580,000 Sinclair Broadcasting Group....................  8.000  3/15/12  1,706,400
 1,035,000 Smithfield Foods, Inc..........................  7.625  2/15/08  1,045,350
   250,000 Smithfield Foods, Inc..........................  7.750  5/15/13    260,000
 2,200,000 Smurfit Capital Funding PLC....................  7.500 11/20/25  2,142,249
   650,000 Southern Natural Gas...........................  6.125  9/15/08    650,000
   650,000 Southern Natural Gas...........................  8.875  3/15/10    731,250
 1,085,000 Southern Natural Gas...........................  7.350  2/15/31  1,076,863
 1,700,000 Southern Star Central Corp.*...................  8.500   8/1/10  1,878,500
 1,265,000 Spectrasite, Inc.*.............................  8.250  5/15/10  1,350,388
 1,055,000 Stone Container Corp...........................  8.375   7/1/12  1,144,675
 1,660,000 Stone Container Corp.*.........................  9.750   2/1/11  1,834,300
   335,000 Stone Energy Corp.*............................  8.250 12/15/11    365,150
   500,000 Sun Media......................................  7.625  2/15/13    535,000
   600,000 Susquehanna Media Co...........................  8.500  5/15/09    630,000
   600,000 Susquehanna Media Co...........................  7.375  4/15/13    625,500
   825,000 Sybron Dental Specialties, Inc.................  8.125  6/15/12    897,188
 1,600,000 TD Funding Corp.*..............................  8.375  7/15/11  1,710,000
   900,000 Tenet Healthcare Corp..........................  6.500   6/1/12    862,875
   390,000 Tenet Healthcare Corp..........................  7.375   2/1/13    391,950
   108,000 Tenet Healthcare Corp.*........................  6.375  12/1/11    103,680
 2,790,000 Tenet Healthcare Corp.*........................  6.875 11/15/31  2,497,049
 1,300,000 Time Warner Entertainment......................  6.625  5/15/29  1,335,984
   650,000 Titan Corp.....................................  8.000  5/15/11    741,000
 5,000,000 TRAC-X*........................................  7.375  3/25/09  5,237,499
   800,000 Triad Hospitals, Inc.*.........................  8.750   5/1/09    867,000
   725,000 Trimas Corp....................................  9.875  6/15/12    759,438
 2,500,000 Triton Pcs, Inc................................  8.750 11/15/11  2,474,999
   850,000 Triton Pcs, Inc................................  8.500   6/1/13    913,750

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

Principal                  Security                         Maturity
 Amount                   Description                Rate %   Date      Value
 ------                   -----------                ------ -------- ------------
           Corporate Bonds (continued)
$  420,000 US West Communications, Inc..............  7.500  6/15/23 $    420,000
   125,000 US West Communications, Inc..............  7.200 11/10/26      123,125
   350,000 US West Communications, Inc..............  6.875  9/15/33      332,500
   523,000 US West Communications, Inc..............  7.250 10/15/35      520,385
 1,500,000 Videotron Ltee*..........................  6.875  1/15/14    1,548,750
   450,000 Vintage Petroleum........................  7.875  5/15/11      474,750
   640,000 Vivendi Universal........................  9.250  4/15/10      758,400
 1,500,000 Westlake Chemical Corp.*.................  8.750  7/15/11    1,642,500
   879,000 Westport Resources Corp.*................  8.250  11/1/11      971,295
   625,000 Williams Companies, Inc..................  9.250  3/15/04      632,813
   440,000 Williams Companies, Inc..................  8.125  3/15/12      488,400
 2,090,000 Williams Companies, Inc..................  7.625  7/15/19    2,197,112
   885,000 Williams Companies, Inc..................  7.875   9/1/21      933,675
   975,000 Williams Companies, Inc..................  7.750  6/15/31    1,007,906
   500,000 XTO Energy, Inc..........................  7.500  4/15/12      565,000
                                                                     ------------
           Total Corporate Bonds (cost $164,508,949)                  176,667,806
                                                                     ------------
           Foreign Bonds -- 2.50%
           Bermuda -- 0.55%
 1,100,000 Comcast UK Cable Partners, Ltd........... 11.200 11/15/07    1,116,500
                                                                     ------------
           Netherlands -- 0.39%
   635,000 Deutsche Telekom International Finance...  8.750  6/15/30      811,167
                                                                     ------------
           France -- 0.14%
   245,000 France Telecom, SUB*.....................  9.000   3/1/11      294,265
                                                                     ------------
           Canada -- 0.02%
    38,949 Hollinger Participation, SUB*............ 12.125 11/15/10       46,252
                                                                     ------------
           Australia -- 0.00%
 1,955,000 Murrin Murrin Holdings (b)...............  0.000  8/31/99            0
                                                                     ------------
           United Kingdom -- 1.40%
 1,750,000 Telewest Communication PLC (b)...........  9.875   2/1/10    1,085,000
 2,750,000 Telewest PLC, SUB (b)....................  0.000  10/1/07    1,787,500
                                                                     ------------
                                                                        2,872,500
                                                                     ------------
           Total Foreign Bonds (cost $3,412,404)....                    5,140,684
                                                                     ------------
           Common/Preferred Stocks -- 1.51%
           Business Services -- 0.19%
    33,638 Globix Corp. (b).........................                      134,552
    64,179 Motient Corp. (b)........................                      260,567
                                                                     ------------
                                                                          395,119
                                                                     ------------
           Media -- 0.49%
    10,000 Paxson Communications Corp...............                      919,999
     1,000 Paxson Communications Corp...............                       80,000
                                                                     ------------
                                                                          999,999
                                                                     ------------
           Telecom Services -- 0.47%
     8,544 Dobson Communications Corp...............                      918,480
       445 Intermedia Communications, Inc., Series B                        1,891
     7,403 McLeod USA, Inc..........................                       56,411
                                                                     ------------
                                                                          976,782
                                                                     ------------

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
High Yield Bond Portfolio
Portfolio of Investments (continued) -- December 31, 2003 (Unaudited)

 Principal                                                 Security
  Amount                                                  Description                                                   Value
  ------                                                  -----------                                                ------------
            Common/Preferred Stocks (continued)
            Telecommunications -- 0.35%
$    75,437 Song Networks Holding AB (b)............................................................................ $    707,684
      8,168 Song Networks Holding AB (b)............................................................................            0
      4,489 Viatel Holdings Bermuda, Ltd. (b).......................................................................       12,345
                                                                                                                     ------------
                                                                                                                          720,029
                                                                                                                     ------------
            Telephone-Integrated -- 0.01%
      7,871 XO Communications, Inc. (b).............................................................................           79
      2,341 XO Communications, Inc. (b).............................................................................       13,460
        967 XO Communications, Inc., Series E (b)...................................................................           10
                                                                                                                     ------------
                                                                                                                           13,549
                                                                                                                     ------------
            Total Common/Preferred Stocks (cost $5,720,193).........................................................    3,105,478
                                                                                                                     ------------
            Warrants -- 0.02%
            Media -- 0.02%
        470 XM Satellite Radio, Inc., Strike Price $44.69, 3/15/10..................................................        9,752
      3,510 XO Communications, Inc., Strike Price $10.00, 1/16/10...................................................        3,791
      4,681 XO Communications, Inc., Strike Price $6.25, 1/16/10....................................................        8,893
      3,510 XO Communications, Inc., Strike Price $7.50, 1/16/10....................................................        5,967
                                                                                                                     ------------
                                                                                                                           28,403
                                                                                                                     ------------
            Steel Manufacturing/Products -- 0.00%
        685 Republic Technologies International, Strike Price $0.01, 7/15/09........................................            7
                                                                                                                     ------------
            Telecom Services -- 0.00%
     16,405 McLeod USA, Inc., Strike Price $1.35, 4/16/07...........................................................        8,367
                                                                                                                     ------------
            Telecommunications -- 0.00%
      6,500 Occidente Y Caribe Celular, Strike Price $1.00, 3/15/04*................................................           65
                                                                                                                     ------------
            Utilities -- 0.00%
        875 TNP Enterprises, Inc., Strike Price $0.01, 4/1/11*......................................................            9
                                                                                                                     ------------
            Total Warrants (cost $256,997)..........................................................................       36,851
                                                                                                                     ------------
            Short Term Investments -- 6.69%
 10,562,368 Liquidity Management Control System Bank Sweep Repurchase Agreement, dated 12/31/03, due 1/2/04 at 0.25%
             with a maturity value of $10,562,515 (collateralized by U.S. Treasury Bond; market value $10,563,141)..   10,562,368
  3,222,741 Liquidity Management Control System Bank Sweep Repurchase Agreement, dated 12/31/03, due 1/2/04 at 0.10%
             with a maturity value of $3,222,759 (collateralized by U.S. Treasury Bond; market value $3,224,955)....    3,222,741
                                                                                                                     ------------
            Total Short Term Investments (cost $13,785,109).........................................................   13,785,109
                                                                                                                     ------------
            Total Investments (cost $187,683,643) (a) -- 96.27%.....................................................  198,735,928
            Other assets in excess of liabilities -- 3.73%..........................................................    7,242,621
                                                                                                                     ------------
            Net Assets -- 100.00%................................................................................... $205,978,549
                                                                                                                     ============

--------
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation.... $16,659,945
Unrealized depreciation....  (5,607,660)
                            -----------
Net unrealized appreciation $11,052,285
                            ===========

(b) Issuer has defaulted on the payment of interest.

* Represents a restricted security, purchased under rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

   LLC -- Limited Liability Corporation
   PLC -- Public Liability Company
   SUB -- Step-up Bond. Rate shown is the effective yield as of December 31, 2003.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities
December 31, 2003 (Unaudited)

                                                                                                           Small
                                                                                           Growth      Capitalization
                                                                          Value Equity     Equity          Equity
                                                                           Portfolio      Portfolio      Portfolio
                                                                          ------------  -------------  --------------
ASSETS:
  Investments, at value (cost $423,399,392, $494,601,142, $401,554,577
   and $612,962,220, respectively)....................................... $509,973,226  $ 604,937,215   $532,446,884
  Repurchase agreements, at value........................................      504,711             84      6,200,370
                                                                          ------------  -------------   ------------
      Total Investments..................................................  510,477,937    604,937,299    538,647,254
                                                                          ------------  -------------   ------------
  Cash...................................................................          429            614             --
  Foreign currency, at value (cost $0; $0; $0; and $150,498
   respectively).........................................................           --             --             --
  Unrealized appreciation on forward exchange contracts..................           --             --             --
  Receivable from investments sold.......................................      334,007      2,712,657         16,398
  Dividends and interest receivable......................................      520,733        453,342        195,026
  Variation margin receivable on futures contracts.......................        2,083          8,420             --
  Foreign tax reclaim receivable.........................................           --             --             --
  Prepaid expenses and other assets......................................       21,704         25,155         22,468
                                                                          ------------  -------------   ------------
      Total Assets.......................................................  511,356,893    608,137,487    538,881,146
                                                                          ------------  -------------   ------------
LIABILITIES:
  Payable for investments purchased......................................    1,334,855      3,749,622             --
  Unrealized depreciation on forward exchange contracts..................           --             --             --
  Payable to custodian...................................................       11,322             --             --
  Advisory fees payable..................................................       90,343         97,301        155,949
  Consulting fees payable................................................       20,808         24,817         22,740
  Other accrued expenses.................................................       58,920         63,465         62,908
                                                                          ------------  -------------   ------------
  Total Liabilities......................................................    1,516,248      3,935,205        241,597
                                                                          ------------  -------------   ------------
NET ASSETS............................................................... $509,840,645  $ 604,202,282   $538,639,549
                                                                          ============  =============   ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value............................ $     38,116  $      60,242   $     39,477
  Additional paid-in capital.............................................  467,202,735    651,921,201    432,782,409
  Undistributed (distributions in excess of) net investment income.......       (4,047)         7,281          4,273
  Accumulated net realized loss from investments, futures and foreign
   currency transactions and translations................................  (44,136,828)  (158,303,130)   (25,078,917)
  Net unrealized appreciation/(depreciation) on investments, futures and
   foreign currency transactions and translations........................   86,740,669    110,516,688    130,892,307
                                                                          ------------  -------------   ------------
      Net Assets......................................................... $509,840,645  $ 604,202,282   $538,639,549
                                                                          ============  =============   ============
SHARES OF BENEFICIAL INTEREST:
  Shares of beneficial interest outstanding..............................   38,116,192     60,241,866     39,477,183
                                                                          ============  =============   ============
  Net Asset Value, offering and redemption price per share............... $      13.38  $       10.03   $      13.64
                                                                          ============  =============   ============

                                                                          International
                                                                             Equity
                                                                            Portfolio
                                                                          -------------
ASSETS:
  Investments, at value (cost $423,399,392, $494,601,142, $401,554,577 and $612,962,220, respectively)....................................... $ 718,148,433
  Repurchase agreements, at value........................................     8,195,493
                                                                          -------------
      Total Investments..................................................   726,343,926
                                                                          -------------
  Cash...................................................................            --
  Foreign currency, at value (cost $0; $0; $0; and $150,498
   respectively).........................................................       152,411
  Unrealized appreciation on forward exchange contracts..................       591,059
  Receivable from investments sold.......................................    34,916,745
  Dividends and interest receivable......................................       509,656
  Variation margin receivable on futures contracts.......................            --
  Foreign tax reclaim receivable.........................................       530,758
  Prepaid expenses and other assets......................................        27,021
                                                                          -------------
      Total Assets.......................................................   763,071,576
                                                                          -------------
LIABILITIES:
  Payable for investments purchased......................................     1,292,135
  Unrealized depreciation on forward exchange contracts..................     1,062,192
  Payable to custodian...................................................       100,047
  Advisory fees payable..................................................       110,388
  Consulting fees payable................................................        31,650
  Other accrued expenses.................................................       245,886
                                                                          -------------
  Total Liabilities......................................................     2,842,298
                                                                          -------------
NET ASSETS............................................................... $ 760,229,278
                                                                          =============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value............................ $      81,151
  Additional paid-in capital.............................................   768,956,546
  Undistributed (distributions in excess of) net investment income.......     1,521,672
  Accumulated net realized loss from investments, futures and foreign currency transactions and translations................................  (115,357,980)
  Net unrealized appreciation/(depreciation) on investments, futures and
   foreign currency transactions and translations........................   105,027,889
                                                                          -------------
      Net Assets......................................................... $ 760,229,278
                                                                          =============
SHARES OF BENEFICIAL INTEREST:
  Shares of beneficial interest outstanding..............................    81,150,967
                                                                          =============
  Net Asset Value, offering and redemption price per share............... $        9.37
                                                                          =============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Assets and Liabilities (continued)
December 31, 2003 (Unaudited)

                                                                              Intermediate Term
                                                                Fixed Income   Municipal Bond   Fixed Income II High Yield Bond
                                                                 Portfolio        Portfolio        Portfolio       Portfolio
                                                                ------------  ----------------- --------------- ---------------
ASSETS:
  Investments, at value (cost $171,110,310, $278,616,093,
   $178,089,372, and $173,898,534, respectively)............... $175,379,889    $290,048,529     $180,283,622    $184,950,819
  Repurchase agreements, at value..............................    6,419,556         330,989           62,274      13,785,109
                                                                ------------    ------------     ------------    ------------
      Total Investments........................................  181,799,445     290,379,518      180,345,896     198,735,928
                                                                ------------    ------------     ------------    ------------
  Cash.........................................................           --              --               --       1,550,143
  Foreign currency, at value (cost $0, $0, $0, and $2,276,019;
   respectively)...............................................           --              --               --       2,426,168
  Receivable from investments sold.............................      478,116              --        6,928,540              --
  Dividends and interest receivable............................    1,494,824       4,102,377        1,187,963       3,392,403
  Receivable from Fund shares sold.............................        2,778              --               --              --
  Prepaid expenses and other assets............................        9,863          15,057           10,533          11,978
                                                                ------------    ------------     ------------    ------------
      Total Assets.............................................  183,785,026     294,496,952      188,472,932     206,116,620
                                                                ------------    ------------     ------------    ------------
LIABILITIES:
  Put options written, at value (premiums received: $0, $0,
   $15,535, and $0, respectively)..............................           --              --            4,324              --
  Income payable on securities purchased.......................           --              --            4,799              --
  Dividends payable............................................      679,859       1,140,041          502,015              --
  Payable for investments purchased............................    6,708,193       2,026,502       23,651,281              --
  Payable to Custodian.........................................       20,272         330,989              192              --
  Advisory fees payable........................................       35,498          55,248           30,479          91,431
  Consulting fees payable......................................        6,960          12,277            6,699           9,143
  Other accrued expenses.......................................       25,565          37,931           29,964          37,497
                                                                ------------    ------------     ------------    ------------
      Total Liabilities........................................    7,476,347       3,602,988       24,229,753         138,071
                                                                ------------    ------------     ------------    ------------
NET ASSETS..................................................... $176,308,679    $290,893,964     $164,243,179    $205,978,549
                                                                ============    ============     ============    ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, at par value.................. $     17,326    $     28,510     $     16,393    $     26,666
  Additional paid-in capital...................................  173,242,492     279,398,917      164,251,043     231,523,042
  Undistributed (distributions in excess of) net investment
   income......................................................     (336,181)         74,294         (878,428)        (14,985)
  Accumulated net realized loss from investments, futures and
   foreign currency transactions and translations..............     (884,537)        (40,193)      (1,351,290)    (36,758,652)
  Net unrealized appreciation/(depreciation) on investments, futures and foreign currency transactions and
   translations................................................    4,269,579      11,432,436        2,205,461      11,202,478
                                                                ------------    ------------     ------------    ------------
      Net Assets............................................... $176,308,679    $290,893,964     $164,243,179    $205,978,549
                                                                ============    ============     ============    ============
SHARES OF BENEFICIAL INTEREST:
  Shares of beneficial interest outstanding....................   17,326,115      28,509,569       16,392,852      26,665,587
                                                                ============    ============     ============    ============
  Net Asset Value, offering and redemption price per share..... $      10.18    $      10.20     $      10.02    $       7.72
                                                                ============    ============     ============    ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations
For the Six Months Ended December 31, 2003 (Unaudited)

                                                                                                             Small
                                                                                              Growth     Capitalization
                                                                               Value Equity   Equity         Equity
                                                                                Portfolio    Portfolio     Portfolio
                                                                               ------------ -----------  --------------
INVESTMENT INCOME:
  Interest.................................................................... $    39,760  $    35,117   $     25,651
  Dividends (net of foreign withholding tax of $1,211, $0, $7,012, and
   $327,940, respectively)....................................................   4,866,388    2,278,805      1,600,526
                                                                               -----------  -----------   ------------
      Total Investment Income.................................................   4,906,148    2,313,922      1,626,177
                                                                               -----------  -----------   ------------
EXPENSES:
  Advisory fees...............................................................     493,110      545,849        698,355
  Consulting fees.............................................................     113,662      139,262        124,643
  Administrative services fees................................................     235,687      288,829        258,342
  Custodian fees..............................................................      33,577       41,579         36,422
  Audit and legal fees........................................................      20,829       27,491         22,796
  Registration and filing fees................................................       9,089       10,106          9,259
  Trustee fees................................................................         959        1,204          1,094
  Other expenses..............................................................      10,938       12,130         11,211
                                                                               -----------  -----------   ------------
   Total Expenses before expenses paid indirectly.............................     917,851    1,066,450      1,162,122
   Less: Expenses paid indirectly.............................................     (64,283)     (46,814)      (108,204)
                                                                               -----------  -----------   ------------
      Total Expenses..........................................................     853,568    1,019,636      1,053,918
                                                                               -----------  -----------   ------------
  Net Investment Income.......................................................   4,052,580    1,294,286        572,259
                                                                               -----------  -----------   ------------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gains/(losses) from investments................................   8,161,623   10,291,286     46,147,640
  Net realized gains from foreign currency transactions.......................          --           --             --
  Net realized gains from futures transactions................................     440,610      187,196             --
  Net realized gains from options transactions................................          --        4,850             --
                                                                               -----------  -----------   ------------
  Net realized gains/(losses) from investments, futures, options, and foreign
   currency transactions......................................................   8,602,233   10,483,332     46,147,640
                                                                               -----------  -----------   ------------
  Change in unrealized appreciation/depreciation on investments...............  55,100,644   71,889,681     68,500,311
  Change in unrealized appreciation/depreciation on foreign currency
   transactions...............................................................          --           --             --
  Change in unrealized appreciation/depreciation on futures...................     410,249      443,025             --
                                                                               -----------  -----------   ------------
  Change in unrealized appreciation/depreciation on investments, futures and
   foreign currency translations..............................................  55,510,893   72,332,706     68,500,311
                                                                               -----------  -----------   ------------
  Net realized/unrealized gains on investments, futures and foreign currency
   transactions...............................................................  64,113,126   82,816,038    114,647,951
                                                                               -----------  -----------   ------------
  Change in net assets resulting from operations.............................. $68,165,706  $84,110,324   $115,220,210
                                                                               ===========  ===========   ============

                                                                               International
                                                                                  Equity
                                                                                 Portfolio
                                                                               -------------
INVESTMENT INCOME:
  Interest.................................................................... $      2,158
  Dividends (net of foreign withholding tax of $1,211, $0, $7,012, and
   $327,940, respectively)....................................................    3,850,361
                                                                               ------------
      Total Investment Income.................................................    3,852,519
                                                                               ------------
EXPENSES:
  Advisory fees...............................................................      480,122
  Consulting fees.............................................................      165,565
  Administrative services fees................................................      342,944
  Custodian fees..............................................................      260,704
  Audit and legal fees........................................................       30,774
  Registration and filing fees................................................        9,960
  Trustee fees................................................................        1,379
  Other expenses..............................................................       19,175
                                                                               ------------
   Total Expenses before expenses paid indirectly.............................    1,310,623
   Less: Expenses paid indirectly.............................................     (123,649)
                                                                               ------------
      Total Expenses..........................................................    1,186,974
                                                                               ------------
  Net Investment Income.......................................................    2,665,545
                                                                               ------------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gains/(losses) from investments................................   (3,909,783)
  Net realized gains from foreign currency transactions.......................      769,600
  Net realized gains from futures transactions................................           --
  Net realized gains from options transactions................................           --
                                                                               ------------
  Net realized gains/(losses) from investments, futures, options, and foreign
   currency transactions......................................................   (3,140,183)
                                                                               ------------
  Change in unrealized appreciation/depreciation on investments...............  145,475,150
  Change in unrealized appreciation/depreciation on foreign currency
   transactions...............................................................     (816,736)
  Change in unrealized appreciation/depreciation on futures...................           --
                                                                               ------------
  Change in unrealized appreciation/depreciation on investments, futures and foreign currency translations..............................................  144,658,414
                                                                               ------------
  Net realized/unrealized gains on investments, futures and foreign currency transactions...............................................................  141,518,231
                                                                               ------------
  Change in net assets resulting from operations.............................. $144,183,776
                                                                               ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2003 (Unaudited)

                                                                          Intermediate Term
                                                             Fixed Income  Municipal Bond   Fixed Income II High Yield Bond
                                                              Portfolio       Portfolio        Portfolio       Portfolio
                                                             ------------ ----------------- --------------- ---------------
INVESTMENT INCOME:
  Interest.................................................. $ 3,482,221     $ 6,808,017      $ 2,616,305     $ 7,182,528
  Dividends.................................................       1,981          20,383               --         226,085
                                                             -----------     -----------      -----------     -----------
      Total Investment Income...............................   3,484,202       6,828,400        2,616,305       7,408,613
                                                             -----------     -----------      -----------     -----------
EXPENSES:
  Advisory fees.............................................     194,731         341,939          186,623         520,122
  Consulting fees...........................................      38,182          70,093           40,509          52,011
  Administrative services fees..............................      66,485         122,059           70,551          90,570
  Custodian fees............................................      11,830          21,096           16,492          23,665
  Audit and legal fees......................................       2,088          10,739            2,507           5,846
  Registration and filing fees..............................       5,676           6,890            5,512           6,068
  Trustee fees..............................................         289             467              192             405
  Other expenses............................................       4,485           7,227            2,349           4,887
                                                             -----------     -----------      -----------     -----------
      Total Expenses........................................     323,766         580,510          324,735         703,574
                                                             -----------     -----------      -----------     -----------
  Net Investment Income.....................................   3,160,436       6,247,890        2,291,570       6,705,039
                                                             -----------     -----------      -----------     -----------
NET REALIZED/UNREALIZED GAIN/(LOSS) ON
 INVESTMENTS:
  Net realized gains/(losses) from investments..............     160,377        (164,272)        (523,468)      3,626,454
  Net realized (losses) from foreign currency transactions..          --              --               --        (346,703)
  Net realized gains from options transactions..............          --              --           24,403              --
                                                             -----------     -----------      -----------     -----------
  Net realized gains/(losses) from investments, options and
   foreign currency transactions............................     160,377        (164,272)        (499,065)      3,279,751
                                                             -----------     -----------      -----------     -----------
  Change in unrealized appreciation/depreciation on
   investments..............................................  (2,691,556)     (3,635,499)      (1,836,737)      6,171,457
  Change in unrealized appreciation/depreciation on foreign
   currency translations....................................          --              --               --        (645,012)
  Change in unrealized appreciation/depreciation on
   options..................................................          --              --           11,211              --
                                                             -----------     -----------      -----------     -----------
  Change in unrealized appreciation/depreciation on
   investments, options and foreign currency translations...  (2,691,556)     (3,635,499)      (1,825,526)      5,526,445
                                                             -----------     -----------      -----------     -----------
  Net realized/unrealized gains/(losses) on investments,
   options and foreign currency transactions and
   translations.............................................  (2,531,179)     (3,799,771)      (2,324,591)      8,806,196
                                                             -----------     -----------      -----------     -----------
  Change in net assets resulting from operations............ $   629,257     $ 2,448,119      $   (33,021)    $15,511,235
                                                             ===========     ===========      ===========     ===========

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets
(Unaudited)

                                                                                                    Small Capitalization
                                          Value Equity Portfolio      Growth Equity Portfolio         Equity Portfolio
                                       ---------------------------  ---------------------------  --------------------------
                                        Six Months                   Six Months                   Six Months
                                          Ended        Year Ended      Ended        Year Ended      Ended       Year Ended
                                       December 31,     June 30,    December 31,     June 30,    December 31,    June 30,
                                           2003           2003          2003           2003          2003          2003
                                       ------------  -------------  ------------  -------------  ------------  ------------
Operations:
  Net investment income............... $  4,052,580  $   6,029,476  $  1,294,286  $   2,554,424  $    572,259  $  1,112,056
  Net realized gains/(losses) from
   investment transactions and
   futures............................    8,602,233    (45,982,256)   10,483,332    (50,672,153)   46,147,640   (57,346,071)
  Change in unrealized appreciation/
   depreciation on investment
   transactions and futures...........   55,510,893     36,537,188    72,332,706     56,727,110    68,500,311    51,648,805
                                       ------------  -------------  ------------  -------------  ------------  ------------
  Change in net assets resulting from
   operations.........................   68,165,706     (3,415,592)   84,110,324      8,609,381   115,220,210    (4,585,210)
                                       ------------  -------------  ------------  -------------  ------------  ------------
Distributions to Shareholders from:
  Net investment income...............   (4,283,595)    (5,900,779)   (1,449,772)    (2,470,323)     (677,494)   (1,032,393)
  Net realized gains from investment
   transactions and futures...........           --             --            --             --            --            --
                                       ------------  -------------  ------------  -------------  ------------  ------------
  Change in net assets resulting from
   distributions......................   (4,283,595)    (5,900,779)   (1,449,772)    (2,470,323)     (677,494)   (1,032,393)
                                       ------------  -------------  ------------  -------------  ------------  ------------
Shares of Beneficial Interest:
  Proceeds from shares issued.........   50,078,392    204,946,835    51,171,489    241,212,202    78,549,513   146,772,343
  Value of securities transferred
   in-kind............................           --             --            --             --    12,151,602            --
  Proceeds from reinvestment of
   dividends..........................    3,969,582      5,501,774     1,269,832      2,144,525       537,892       800,175
  Cost of shares redeemed.............  (24,309,694)  (106,986,096)  (35,349,536)  (112,593,297)  (90,160,889)  (42,831,294)
                                       ------------  -------------  ------------  -------------  ------------  ------------
  Change in net assets from shares of
   beneficial interest transactions...   29,738,280    103,462,513    17,091,785    130,763,430     1,078,118   104,741,224
                                       ------------  -------------  ------------  -------------  ------------  ------------
  Change in net assets................   93,620,391     94,146,142    99,752,337    136,902,488   115,620,834    99,123,621
Net Assets:
  Beginning of period.................  416,220,254    322,074,112   504,449,945    367,547,457   423,018,715   323,895,094
                                       ------------  -------------  ------------  -------------  ------------  ------------
  End of period....................... $509,840,645  $ 416,220,254  $604,202,282  $ 504,449,945  $538,639,549  $423,018,715
                                       ============  =============  ============  =============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)
(Unaudited)

                                                                                                  Intermediate Term Municipal
                                       International Equity Portfolio   Fixed Income Portfolio          Bond Portfolio
                                       -----------------------------  --------------------------  --------------------------
                                        Six Months                     Six Months                  Six Months
                                          Ended         Year Ended       Ended       Year Ended      Ended       Year Ended
                                       December 31,      June 30,     December 31,    June 30,    December 31,    June 30,
                                           2003            2003           2003          2003          2003          2003
                                       ------------    ------------   ------------  ------------  ------------  ------------
Operations:
  Net investment income............... $  2,665,545    $  7,565,423   $  3,160,436  $  6,629,984  $  6,247,890  $ 11,807,953
  Net realized gains/(losses) from
   investments and foreign currency
   transactions.......................   (3,140,183)    (40,635,365)       160,377     1,569,078      (164,272)      570,613
  Change in unrealized appreciation/
   depreciation on investments and
   foreign currency transactions......  144,658,414      (6,125,079)    (2,691,556)    3,226,999    (3,635,499)    7,292,456
                                        ------------   ------------   ------------  ------------  ------------  ------------
  Change in net assets resulting from
   operations.........................  144,183,776     (39,195,021)       629,257    11,426,061     2,448,119    19,671,022
                                        ------------   ------------   ------------  ------------  ------------  ------------
Distributions to Shareholders from:
  Net investment income...............   (3,217,277)     (7,111,792)    (3,497,424)   (7,051,821)   (6,256,557)  (11,748,666)
  Net realized gains from investments
   and foreign currency transactions
   and translations...................           --              --             --    (1,832,577)           --            --
                                        ------------   ------------   ------------  ------------  ------------  ------------
  Change in net assets resulting from
   distributions......................   (3,217,277)     (7,111,792)    (3,497,424)   (8,884,398)   (6,256,557)  (11,748,666)
                                        ------------   ------------   ------------  ------------  ------------  ------------
Shares of Beneficial Interest:
  Proceeds from shares issued.........  167,472,197     176,311,662     28,743,955    43,739,602    28,350,417    62,115,402
  Value of securities transferred
   in-kind............................           --              --     12,160,024            --            --            --
  Proceeds from reinvestment of
   dividends..........................    2,903,875       6,381,167      3,229,322     8,513,495     5,267,740     9,903,053
  Cost of shares redeemed.............  (91,671,012)    (64,018,107)   (12,128,036)  (34,331,337)  (12,630,742)  (60,257,664)
                                        ------------   ------------   ------------  ------------  ------------  ------------
  Change in net assets from shares of
   beneficial interest transactions...   78,705,060     118,674,722     32,005,265    17,921,760    20,987,415    11,760,791
                                        ------------   ------------   ------------  ------------  ------------  ------------
  Change in net assets................  219,671,559      72,367,909     29,137,098    20,463,423    17,178,977    19,683,147
Net Assets:
  Beginning of period.................  540,557,719     468,189,810    147,171,581   126,708,158   273,714,987   254,031,840
                                        ------------   ------------   ------------  ------------  ------------  ------------
  End of period....................... $760,229,278    $540,557,719   $176,308,679  $147,171,581  $290,893,964  $273,714,987
                                        ============   ============   ============  ============  ============  ============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Statements of Changes in Net Assets (continued)
(Unaudited)


                                                                               Fixed Income II Portfolio
                                                                              --------------------------
                                                                               Six Months
                                                                                 Ended       Year Ended
                                                                              December 31,    June 30,
                                                                                  2003          2003
                                                                              ------------  ------------
Operations:
  Net investment income ..................................................... $  2,291,570  $  8,682,116
  Net realized gains/(losses) from investments, options, futures and foreign
   currency transactions.....................................................     (499,065)    3,177,476
  Change in unrealized appreciation/depreciation on investments, options,
   futures and foreign currency transactions.................................   (1,825,526)    3,334,569
                                                                              ------------  ------------
  Change in net assets resulting from operations.............................      (33,021)   15,194,161
                                                                              ------------  ------------
Distributions to Shareholders from:
  Net investment income......................................................   (3,205,072)  (10,155,817)
  Net realized gains from investments, futures, and foreign currency
   transactions..............................................................   (2,210,188)   (1,474,394)
                                                                              ------------  ------------
  Change in net assets resulting from distributions..........................   (5,415,260)  (11,630,211)
                                                                              ------------  ------------
Shares of Beneficial Interest:
  Proceeds from shares issued................................................   31,125,768    45,414,808
  Proceeds from reinvestment of dividends....................................    4,671,876    10,391,236
  Cost of shares redeemed....................................................  (32,622,749)  (68,403,072)
                                                                              ------------  ------------
  Change in net assets from shares of beneficial interest transactions.......    3,174,895   (12,597,028)
                                                                              ------------  ------------
  Change in net assets.......................................................   (2,273,386)   (9,033,078)
Net Assets:
  Beginning of period........................................................  166,516,565   175,549,643
                                                                              ------------  ------------
  End of period.............................................................. $164,243,179  $166,516,565
                                                                              ============  ============

                                                                                High Yield Bond Portfolio
                                                                              ----------------------------
                                                                                Six Months
                                                                                  Ended        Year Ended
                                                                               December 31,     June 30,
                                                                                   2003           2003
                                                                              -------------  -------------
Operations:
  Net investment income ..................................................... $   6,705,039  $  13,625,871
  Net realized gains/(losses) from investments, options, futures and foreign
   currency transactions.....................................................     3,279,751    (36,807,385)
  Change in unrealized appreciation/depreciation on investments, options,
   futures and foreign currency transactions.................................     5,526,445     51,821,861
                                                                              -------------  -------------
  Change in net assets resulting from operations.............................    15,511,235     28,640,347
                                                                              -------------  -------------
Distributions to Shareholders from:
  Net investment income......................................................    (7,937,511)   (12,805,684)
  Net realized gains from investments, futures, and foreign currency
   transactions..............................................................            --             --
                                                                              -------------  -------------
  Change in net assets resulting from distributions..........................    (7,937,511)   (12,805,684)
                                                                              -------------  -------------
Shares of Beneficial Interest:
  Proceeds from shares issued................................................   103,680,667    122,081,504
  Proceeds from reinvestment of dividends....................................     6,934,636     11,320,694
  Cost of shares redeemed....................................................  (111,965,355)  (110,687,783)
                                                                              -------------  -------------
  Change in net assets from shares of beneficial interest transactions.......    (1,350,052)    22,714,415
                                                                              -------------  -------------
  Change in net assets.......................................................     6,223,672     38,549,078
Net Assets:
  Beginning of period........................................................   199,754,877    161,205,799
                                                                              -------------  -------------
  End of period.............................................................. $ 205,978,549  $ 199,754,877
                                                                              =============  =============

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements -- December 31, 2003 (Unaudited)

   1. DESCRIPTION. The Hirtle Callaghan Trust ("Trust") is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-ended management series investment company. The Trust was organized as a Delaware business trust on December 15, 1994. The Trust currently offers eight separate investment portfolios: The Value Equity Portfolio ("Value Portfolio"), The Growth Equity Portfolio ("Growth Portfolio"), The Small Capitalization Equity Portfolio ("Small Cap Portfolio"), The International Equity Portfolio ("International Portfolio"), The Fixed Income Portfolio ("Fixed Income Portfolio"), The Intermediate Term Municipal Bond Portfolio ("Intermediate Municipal Portfolio"), The Fixed Income II Portfolio ("Fixed Income II Portfolio"), and The High Yield Bond Portfolio ("High Yield Portfolio").

   2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios:

      A. Portfolio Valuation. The net asset value per share of the Portfolios is determined once on each business day as of the close of the New York Stock Exchange, which is normally 4 p.m. Eastern Time. Each Portfolio's net asset value per share is calculated by adding the value of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the last sale price or official closing price on the business day that such value is being determined. Equity securities listed on a foreign exchange are valued at the last quoted sales price available before the time when such securities are to be valued, provided that where such securities are denominated in foreign currencies, such prices will be converted into U.S. dollars at the bid price of such currencies against U.S. dollars last quoted by any major bank. If there have been no sales on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no market quotations can be obtained from a customary pricing source, the Fund shall attempt to obtain a minimum of two broker quotes for the security and the security will be valued at the mean between the highest and lowest ask price obtained. If no quotation is available from either a listed pricing source or two brokers, the security is valued by such method as the Trust's Board of Trustees ("Board") shall determine in good faith to reflect the security's fair value. All other assets of each portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Board. Pursuant to procedures adopted by the Board, any of the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio's securities.

      B. Securities Transactions and Investment Income. Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium and accretion of discount on investments, where applicable, is accrued daily, as earned. Gains and losses from paydown transactions on mortgage and asset backed securities are reclassified as investment income or loss for book accounting purposes.

      C. Dividend and Capital Gain Distributions to Shareholders. The Fixed Income, Intermediate Municipal, and Fixed Income II Portfolios declare dividends from net investment income monthly and distribute the same on a monthly basis. The Value, Growth, Small Cap and High Yield Portfolios declare and distribute dividends from net investment income on a quarterly basis. The International Portfolio declares and distributes dividends from net investment income on a semi-annual basis. Net realized capital gains, if any, will be distributed at least annually for each Portfolio.

      To the extent dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Certain Portfolios also utilize earnings and

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2003 (Unaudited)

   profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

      Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax basis treatment. Temporary differences do not require reclassification.

      D. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the respective Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

      E. TBA Purchase Commitments. The Portfolio may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under the "Portfolio Valuation" above.

      F. Allocation of Expenses. Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio or by another appropriate method.

      G. Directed Brokerage. During the fiscal year, certain Portfolios implemented a directed brokerage program including a commission recapture feature. The Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory fees. The expenses eligible to be paid include, but are not limited to, administration fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust.

      For the six months ended December 31, 2003, the following commissions have been recaptured.

                        Value Portfolio........ $ 64,283
                        Growth Portfolio.......   46,814
                        Small Cap Portfolio....  108,204
                        International Portfolio  123,649

      H. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the Statement of Operations:

          i) market value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2003 (Unaudited)


          ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

      Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 28%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio's total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio is permitted and may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.

      I. Use of Estimates. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Actual results could vary from those estimates.

   3. INVESTMENT ADVISORY, CONSULTING AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts ("Portfolio Management Contracts") on behalf of each of the Portfolios with one or more investment management organizations (each, a "Specialist Manager"). Each Specialist Manager is responsible for providing a continuous program of investment management to, and placing all orders for, purchase and sale of securities and other instruments on behalf of the Portfolio(s) it serves. Each Specialist Manager earns a fee, accrued daily and paid monthly, based on average net assets of that portion of the portfolio managed.

   For the six months ended December 31, 2003, the Value Portfolio paid the following investment advisory fees:

                                             Amount
                     Specialist Manager      Earned   Fee
                     ------------------     -------- ----
                     SSgA Funds Management,
                       Inc................. $ 39,036 0.04%
                     Institutional Capital
                       Corporation.........  454,074 0.35%
                                            -------- ----
                                            $493,110 0.22%
                                            ======== ====

   For the six months ended December 31, 2003, the Growth Portfolio paid the following investment advisory fees:

                                              Amount
                     Specialist Manager       Earned   Fee
                     ------------------      -------- ----
                     Jennison Associates LLC $501,274 0.30%
                     SSgA Funds Management,
                       Inc..................   44,575 0.04%
                                             -------- ----
                                             $545,849 0.20%
                                             ======== ====

   For the six months ended December 31, 2003, the Small Cap Portfolio paid the following investment advisory fees:

                                              Amount
                 Specialist Manager           Earned    Fee
                 ------------------          -------- ----
                 Frontier Capital Management
                   Co....................... $425,747 0.45%
                 Geewax, Terker & Co........  227,208 0.30%
                 Sterling Johnston Capital
                   Management, Inc..........   45,400 0.06%(a)
                                             -------- ----
                                             $698,355 0.28%
                                             ======== ====

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2003 (Unaudited)

   For the six months ended December 31, 2003, the International Portfolio paid the following investment advisory fees:

                                              Amount
                  Specialist Manager          Earned    Fee
                  ------------------         -------- -----
                  Artisan Partners LP....... $     -- 0.00%(b)
                  Capital Guardian Trust Co.  480,122 0.25%(c)
                                             -------- -----
                                             $480,122 0.14%
                                             ======== =====

   For the six months ended December 31, 2003, the Fixed Income Portfolio paid the following investment advisory fee:


                Portfolio                   Earned     Fee
                ---------                  -------- ---------
                Deutsche Asset Management,
                  Inc..................... $194,731 0.255%(d)

   For the six months ended December 31, 2003, the Intermediate Municipal Portfolio paid the following investment advisory fees:

                Specialist Manager           Earned     Fee
                ------------------          -------- ------
                Deutsche Asset Management.. $225,392 0.255%(e)
                Schroder Investment
                  Management North America,
                  Inc......................  116,547 0.225%(e)
                                            -------- ------
                                            $341,939  0.24%
                                            ======== ======

   For the six months ended December 31, 2003, the Fixed Income II Portfolio paid the following investment advisory fee:

                                           Amount
                 Specialist Manager        Earned     Fee
                 ------------------       -------- ------
                 BlackRock Advisors, Inc. $186,623 0.250%(f)

   For the six months ended December 31, 2003, the High Yield Portfolio paid the following investment advisory fee:

                                              Amount
                  Specialist Manager          Earned   Fee
                  ------------------         -------- ------
                  W.R. Huff Asset Management
                    Co., LLC................ $520,122 0.500%

--------
(a) Under the Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. ("Sterling Johnston"), as amended, Sterling Johnston is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Sterling Johnston receives an asset-based fee calculated at an annual rate of

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2003 (Unaudited)

    0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Sterling Johnston is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects a reduction in amount to which Sterling Johnston would have been entitled absent the fulcrum fee arrangement.

(b) Under the Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership ("Artisan"), as amended, Artisan is compensated under the terms of a fulcrum fee arrangement. Under this agreement, Artisan receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to Artisan is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in amount to which Artisan would have been entitled absent the fulcrum fee arrangement.
(c) Under the Portfolio Management Contract between the Trust and Capital Guardian Trust Company ("CapGuardian"), as amended, CapGuardian is compensated under the terms of a fulcrum fee arrangement. Under this agreement, CapGuardian receives an asset-based fee calculated at an annual rate of 0.40% (or 40 basis points) of that portion of the Portfolio allocated to it. The amount of the fee payable by the Portfolio to CapGuardian is subject to adjustments upwards or downwards based on the investment results achieved by it. The amount shown reflects an increase in amount to which CapGuardian would have been entitled absent the fulcrum fee arrangement.

(d) Effective January 1, 2004, Deutsche Asset Management, Inc. receives an annual fee of 0.20% of average net assets of the Fixed Income Portfolio.

(e) Pursuant to an agreement between the Trust and Schroder Investment Management North America, Inc. ("Schroders"), as amended, all assets in the Intermediate Municipal Portfolio previously managed by Deutsche Asset Management were allocated by the Trust to Schroders effective October 27, 2003.

(f) Tiered fee of 0.250% on the first $100 million of the average daily net assets, 0.200% of such assets between $100 million and $200 million, and 0.175% of such assets over $200 million.

   Pursuant to a consulting agreement between the Trust and Hirtle Callaghan & Company, Inc. ("HCCI"), HCCI is paid a fee calculated and accrued daily and paid monthly at annual rates of 0.05% of average net assets per Portfolio. HCCI makes its officers available to serve as officers and/or Trustees of the Trust, provides office space sufficient for the Trust's principal office, and monitors the performance of various investment management organizations, including the Specialist Managers. HCCI does not have investment discretion with respect to Trust assets but is an investment adviser to the Trust for purposes of the 1940 Act.

   BISYS Fund Services ("BISYS") is responsible for providing the Portfolios with administrative, fund accounting, dividend and capital gains disbursing agent and transfer agency services. BISYS receives compensation for providing administration, fund accounting and transfer agency services at an all inclusive fee ("Omnibus Fee") based on a percentage of each Portfolio's average net assets. The Omnibus Fee is accrued daily and payable on a monthly basis.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2003 (Unaudited)


   4. PURCHASE AND SALE TRANSACTIONS. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 2003, were as follows:

           Portfolio                         Purchases      Sales
           ---------                        ------------ ------------
           Value Portfolio................. $141,159,947 $113,490,105
           Growth Portfolio................  135,265,081  119,218,493
           Small Cap Portfolio.............  341,733,451  333,706,463
           International Portfolio.........  225,508,091  162,566,665
           Fixed Income Portfolio..........  205,639,391  174,309,071
           Intermediate Municipal Portfolio   40,304,377   26,464,234
           Fixed Income II Portfolio.......  462,521,540  456,327,071
           High Yield Portfolio............  102,622,983  111,726,796

   5. SHARES OF BENEFICIAL INTEREST. The Trust is authorized to issue unlimited shares of beneficial interest with a par value of $0.001 each. Transactions in shares of the Portfolios for the six months ended December 31, 2003, were as follows:

                                                        Value      Growth     Small Cap  International
                                                      Portfolio   Portfolio   Portfolio    Portfolio
                                                     ----------  ----------  ----------  -------------
Beginning balance................................... 35,676,291  58,387,141  39,144,889    71,302,255
                                                     ----------  ----------  ----------   -----------
Shares issued.......................................  4,069,798   5,457,378   6,287,977    19,994,389
Shares issued in exchange for securities transferred
  in-kind...........................................         --          --   1,024,587            --
Shares issued in reinvestment of dividends and
  distributions.....................................    312,801     130,157      41,403       318,757
Shares redeemed..................................... (1,942,698) (3,732,810) (7,021,673)  (10,464,434)
                                                     ----------  ----------  ----------   -----------
Net increase in shares..............................  2,439,901   1,854,725     332,294     9,848,712
                                                     ----------  ----------  ----------   -----------
Ending balance...................................... 38,116,192  60,241,866  39,477,183    81,150,967
                                                     ==========  ==========  ==========   ===========

                                                        Fixed    Intermediate    Fixed
                                                       Income     Municipal    Income II   High Yield
                                                      Portfolio   Portfolio    Portfolio   Portfolio
                                                     ----------  ------------ ----------  -----------
Beginning balance................................... 14,182,002   26,441,269  16,078,705   26,760,945
                                                     ----------   ----------  ----------  -----------
Shares issued.......................................  2,829,823    2,787,500   3,077,298   13,921,357
Shares issued in exchange for securities transferred
  in-kind...........................................  1,189,826           --          --           --
Shares issued in reinvestment of dividends and
  distributions.....................................    318,309      517,822     463,218      914,398
Shares redeemed..................................... (1,193,845)  (1,237,022) (3,226,369) (14,931,113)
                                                     ----------   ----------  ----------  -----------
Net increase/(decrease) in shares...................  3,144,113    2,068,300     314,147      (95,358)
                                                     ----------   ----------  ----------  -----------
Ending balance...................................... 17,326,115   28,509,569  16,392,852   26,665,587
                                                     ==========   ==========  ==========  ===========

   6. DERIVATIVE INSTRUMENTS. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, currency swaps and purchased foreign currency options. A Portfolio enters into such contracts for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2003 (Unaudited)


   A forward currency contract ("forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward was open. The Portfolio could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

   Forward foreign exchange contracts may involve market or credit risk in excess of the amounts reflected on the Portfolio's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held at December 31, 2003 are recorded for financial reporting purposes as net unrealized gains or losses by the Portfolio.

   Mortgage Dollar Rolls -- The Fixed II Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolios sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolios account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

   In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

   Certain of the Portfolios may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin"' are made or received by a Portfolio each day, depending on the daily fluctuations in the fair market value of the underlying security. A Portfolio recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

   7. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2003 (Unaudited)


              Trustees and Officers of The Hirtle Callaghan Trust

   Officers and Interested Trustees. The table below sets forth certain information about each of the Trust's Interested Trustees, as well as its executive officers.

                                                                                    Number of
                                            Term of                                 Portfolios     Other
                            Position(s)   Office; Term                               in Fund   Directorships
                             Held with     Served in     Principal Occupation(s)     Complex      Held by
Name, Address, and Age         Trust         Office        During Past 5 Years       Overseen    Trustee**
----------------------    --------------- ------------ ---------------------------- ---------- -------------
Donald E. Callaghan*..... Chairman and    Indefinite;  For more than the past five      8        Keystone
Five Tower Bridge,        President       Since:       years, Mr. Callaghan has                 Properties
300 Barr Harbor Drive,                    7/20/95      been a Principal of Hirtle                 Trust
W. Conshohocken, PA 19428                              Callaghan.
Age: 57

Jonathan J. Hirtle*...... Trustee         Indefinite;  For more than the past five      8          None
Five Tower Bridge,                        Since:       years, Mr. Hirtle has been a
300 Barr Harbor Drive,                    7/20/95      Principal of Hirtle
W. Conshohocken, PA 19428                              Callaghan.
Age: 51

Robert J. Zion........... Vice President, Indefinite;  Mr. Zion is a Principal of       8          None
Five Tower Bridge,        Secretary &     Since:       Hirtle Callaghan, and has
300 Barr Harbor Drive,    Treasurer       7/20/95      been employed by that firm
W. Conshohocken, PA 19428                              for more than the last five
Age: 42                                                years.

--------
* Messrs. Callaghan and Hirtle may each be deemed to be an "interested person," as defined by the 1940 Act, because of their employment with Hirtle, Callaghan & Co., Inc., the overall investment adviser to the Trust.

** The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

THE HIRTLE CALLAGHAN TRUST
Notes to Financial Statements (continued) -- December 31, 2003 (Unaudited)


   Independent Trustees. The following table sets forth certain information about the Trust's Independent Trustees.

                                                                                  Number of
                                          Term of                                 Portfolios     Other
                           Position(s)  Office; Term                               in Fund   Directorships
                            Held with    Served in     Principal Occupation(s)     Complex      Held by
Name, Address, and Age    Trust and Age    Office        During Past 5 Years       Overseen     Trustee
----------------------    ------------- ------------ ---------------------------- ---------- -------------
Ross H. Goodman..........    Trustee    Indefinite;  For more than the past five      8          None
Five Tower Bridge,                      Since:       years, Mr. Goodman has
300 Barr Harbor Drive,                  7/20/95      been President and Owner
W. Conshohocken, PA 19428                            of American Industrial
Age: 56                                              Management & Sales,
                                                     Northeast, Inc. or its
                                                     predecessors (manufacturing
                                                     representative).

Jarrett Burt Kling.......    Trustee    Indefinite;  For more than the past five      8       ING Clarion
Five Tower Bridge,                      Since:       years, Mr. Kling has been                Real Estate
300 Barr Harbor Drive,                  7/20/95      associated with CRA Real                    Fund
W. Conshohocken, PA 19428                            Estate Securities, L.P., a
Age: 60                                              registered investment
                                                     adviser and indirect, wholly
                                                     owned subsidiary of ING
                                                     Group.

R. Richard Williams......    Trustee    Indefinite;  Since early 2000, Mr.            8          None
Five Tower Bridge,                      Since:       Williams has been owner of
300 Barr Harbor Drive,                  7/15/99      Seaboard Advisers
W. Conshohocken, PA 19428                            (consulting services). Prior
Age: 58                                              to that time, Mr. Williams
                                                     served as the Chief
                                                     Executive Officer and
                                                     President of Valquip
                                                     Corporation (flow control
                                                     distribution).

Richard W. Wortham, III..    Trustee    Indefinite;  For more than the past five      8          None
Five Tower Bridge,                      Since:       years, Mr. Wortham has
300 Barr Harbor Drive,                  7/20/95      been President of Video
W. Conshohocken, PA 19428                            Rental of Pennsylvania, Inc.
Age: 65                                              and its parent, Houston
                                                     VMC, Inc.

   The Statement of Additional Information ("SAI") includes additional information about the Trust's directors and officers. To obtain a copy of the SAI, without charge, call (800) 242-9596.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)


                                                                                         Value Equity Portfolio
                                                                   ---------------------------------------------------------
                                                                    Six Months       Year       Year      Year       Year
                                                                      Ended         Ended      Ended     Ended      Ended
                                                                   December 31,    June 30,   June 30,  June 30,   June 30,
                                                                       2003          2003       2002      2001       2000
                                                                   ------------   --------   --------   --------  --------
Net Asset Value, Beginning of Period..............................   $  11.67     $  12.32   $  13.99   $  13.20  $  14.85
                                                                     ========     ========   ========   ========  ========
Income from Investment Operations:
  Net investment income...........................................       0.11         0.18       0.18       0.17      0.17
  Net realized and unrealized gains/(losses) on investments and
   futures........................................................       1.71        (0.65)     (1.63)      1.06     (0.92)
                                                                     --------     --------   --------   --------  --------
   Total from investment operations...............................       1.82        (0.47)     (1.45)      1.23     (0.75)
                                                                     --------     --------   --------   --------  --------
Distributions to Shareholders from:
  Net investment income...........................................      (0.11)       (0.18)     (0.18)     (0.17)    (0.17)
  Net realized gains from investments and futures.................         --           --      (0.04)     (0.27)    (0.73)
                                                                     --------     --------   --------   --------  --------
   Total distributions to shareholders............................      (0.11)       (0.18)     (0.22)     (0.44)    (0.90)
                                                                     --------     --------   --------   --------  --------
Net Asset Value, End of Period....................................   $  13.38     $  11.67   $  12.32   $  13.99  $  13.20
                                                                     ========     ========   ========   ========  ========
Total Return......................................................      15.69%(b)    (3.66)%   (10.42)%     9.43%    (5.14)%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)........................   $509,841     $416,220   $322,074   $281,192  $241,803
  Ratio of expenses to average net assets including expenses paid
   indirectly.....................................................       0.40%(a)     0.42%      0.42%      0.53%     0.55%
  Ratio of expenses to average net assets excluding expenses
   paid indirectly................................................       0.37%(a)     0.37%      0.42%      0.53%     0.55%
  Ratio of net investment income to average net assets
   excluding expenses paid indirectly.............................       1.78%(a)     1.78%      1.42%      1.24%     1.29%
  Portfolio turnover rate.........................................      25.85%      138.97%     66.24%    138.97%   128.72%

                                                                   ---------
                                                                     Year
                                                                    Ended
                                                                   June 30,
                                                                     1999
                                                                   --------
Net Asset Value, Beginning of Period.............................. $  15.49
                                                                   ========
Income from Investment Operations:
  Net investment income...........................................     0.22
  Net realized and unrealized gains/(losses) on investments and
   futures........................................................     0.87
                                                                   --------
   Total from investment operations...............................     1.09
                                                                   --------
Distributions to Shareholders from:
  Net investment income...........................................    (0.22)
  Net realized gains from investments and futures.................    (1.51)
                                                                   --------
   Total distributions to shareholders............................    (1.73)
                                                                   --------
Net Asset Value, End of Period.................................... $  14.85
                                                                   ========
Total Return......................................................     9.07%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)........................ $216,940
  Ratio of expenses to average net assets including expenses paid
   indirectly.....................................................     0.56%
  Ratio of expenses to average net assets excluding expenses
   paid indirectly................................................     0.56%
  Ratio of net investment income to average net assets
   excluding expenses paid indirectly.............................     1.64%
  Portfolio turnover rate.........................................   108.79%

--------
(a) Annualized
(b) Not annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)


                                                                                    Growth Equity Portfolio
                                                              ------------------------------------------------------------------
                                                               Six Months       Year       Year       Year      Year      Year
                                                                 Ended         Ended      Ended      Ended     Ended     Ended
                                                              December 31,    June 30,   June 30,   June 30,  June 30,  June 30,
                                                                  2003          2003       2002       2001      2000      1999
                                                              ------------   --------   --------   --------   --------  --------
Net Asset Value, Beginning of Period.........................   $   8.64     $   8.78   $  11.81   $  20.63   $  17.96  $  15.25
                                                                ========     ========   ========   ========   ========  ========
Income from Investment Operations:
  Net investment income......................................       0.02         0.01       0.04       0.04       0.08      0.03
  Net realized and unrealized gains/(losses) on investments,
   options, and futures......................................       1.39        (0.14)     (3.03)     (6.66)      4.69      3.76
                                                                --------     --------   --------   --------   --------  --------
   Total from investment operations..........................       1.41        (0.09)     (2.99)     (6.62)      4.77      3.79
                                                                --------     --------   --------   --------   --------  --------
Distributions to Shareholders from:
  Net investment income......................................      (0.02)       (0.05)     (0.04)     (0.04)     (0.08)    (0.03)
  Net realized gains from investments and futures............         --           --         --      (2.16)     (2.02)    (1.05)
                                                                --------     --------   --------   --------   --------  --------
   Total distributions to shareholders.......................      (0.02)       (0.05)     (0.04)     (2.20)     (2.10)    (1.08)
                                                                --------     --------   --------   --------   --------  --------
Net Asset Value, End of Period...............................   $  10.03     $   8.64   $   8.78   $  11.81   $  20.63  $  17.96
                                                                ========     ========   ========   ========   ========  ========
Total Return.................................................      16.38%(b)    (1.01)%   (25.37)%   (33.03)%    27.71%    26.76%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)...................   $604,202     $504,450   $367,547   $327,097   $361,607  $264,877
  Ratio of expenses to average net assets including expenses
   paid indirectly...........................................       0.38%(a)     0.39%      0.40%      0.43%      0.52%     0.53%
  Ratio of expenses to average net assets excluding expenses
   paid indirectly...........................................       0.36%(a)     0.38%      0.40%      0.43%      0.52%     0.53%
  Ratio of net investment income to average net assets
   excluding expenses paid indirectly........................       0.46%(a)     0.63%      0.40%      0.25%      0.47%     0.20%
  Portfolio turnover rate....................................      22.02%       51.06%     58.55%     95.66%     94.37%    70.61%

--------
(a) Annualized
(b) Not annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)


                                                                             Small Capitalization Equity Portfolio
                                                              ------------------------------------------------------------------
                                                               Six Months       Year       Year       Year      Year      Year
                                                                 Ended         Ended      Ended      Ended     Ended     Ended
                                                              December 31,    June 30,   June 30,   June 30,  June 30,  June 30,
                                                                  2003          2003       2002       2001      2000      1999
                                                              ------------   --------   --------   --------   --------  --------
Net Asset Value, Beginning of Period.........................   $  10.81     $  11.42   $  12.96   $  15.29   $  12.33  $  13.13
                                                                ========     ========   ========   ========   ========  ========
Income from Investment Operations:
  Net investment income......................................       0.01         0.00       0.01       0.03       0.02      0.04
  Net realized and unrealized gains/(losses) on
   investments...............................................       2.84        (0.61)     (1.54)     (0.79)      2.96      0.35
                                                                --------     --------   --------   --------   --------  --------
   Total from investment operations..........................       2.85        (0.58)     (1.53)     (0.76)      2.98      0.39
                                                                --------     --------   --------   --------   --------  --------
Distributions to Shareholders from:
  Net investment income......................................      (0.02)       (0.03)     (0.01)     (0.03)     (0.02)    (0.04)
  Net realized gains from investments........................         --           --         --      (1.54)        --     (1.15)
                                                                --------     --------   --------   --------   --------  --------
   Total distributions to shareholders.......................      (0.02)       (0.03)     (0.01)     (1.57)     (0.02)    (1.19)
                                                                --------     --------   --------   --------   --------  --------
Net Asset Value, End of Period...............................   $  13.64     $  10.81   $  11.42   $  12.96   $  15.29  $  12.33
                                                                ========     ========   ========   ========   ========  ========
Total Return.................................................      26.34%(b)    (4.98)%   (11.88)%    (3.67)%    24.21%     4.73%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)...................   $538,640     $423,019   $323,895   $311,949   $279,784  $210,737
  Ratio of expenses to average net assets including expenses
   paid indirectly...........................................       0.46%(a)     0.49%      0.60%      0.63%      0.60%     0.62%
  Ratio of expenses to average net assets excluding expenses
   paid indirectly...........................................       0.42%(a)     0.44%      0.60%      0.63%      0.60%     0.62%
  Ratio of net investment income to average net assets
   excluding expenses paid indirectly........................       0.23%(a)     0.33%      0.10%      0.22%      0.18%     0.39%
  Portfolio turnover rate....................................      69.56%      122.08%    144.98%    134.43%    111.52%   125.52%

--------
(a) Annualized
(b) Not annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)


                                                                                 International Equity Portfolio
                                                              ----------------------------------------------------------
                                                               Six Months       Year       Year       Year       Year
                                                                 Ended         Ended      Ended      Ended      Ended
                                                              December 31,    June 30,   June 30,   June 30,   June 30,
                                                                  2003          2003       2002       2001       2000
                                                              ------------   --------   --------   --------   --------
Net Asset Value, Beginning of Period.........................   $   7.58     $   8.50   $   9.27   $  15.34   $  12.85
                                                                ========     ========   ========   ========   ========
Income from Investment Operations:
  Net investment income......................................       0.03         0.14       0.09       0.10       0.12
  Net realized and unrealized gains/(losses) on investments
   and foreign currency transactions.........................       1.80        (0.96)     (0.75)     (3.71)      2.82
                                                                --------     --------   --------   --------   --------
   Total from investment operations..........................       1.83        (0.82)     (0.66)     (3.61)      2.94
                                                                --------     --------   --------   --------   --------
Distributions to Shareholders from:
  Net investment income......................................      (0.04)       (0.10)     (0.11)     (0.08)     (0.07)
  Net realized gains from investments and foreign currency
   transactions..............................................         --           --         --      (2.38)     (0.38)
                                                                --------     --------   --------   --------   --------
   Total distributions to shareholders.......................      (0.04)       (0.10)     (0.11)     (2.46)     (0.45)
                                                                --------     --------   --------   --------   --------
Net Asset Value, End of Period...............................   $   9.37     $   7.58   $   8.50   $   9.27   $  15.34
                                                                ========     ========   ========   ========   ========
Total Return.................................................      23.99%(b)    (9.55)%    (7.05)%   (24.87)%    23.14%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)...................   $760,229     $540,558   $475,352   $368,213   $383,572
  Ratio of expenses to average net assets including expenses
   paid indirectly...........................................       0.39%(a)     0.72%      0.64%      0.66%      0.65%
  Ratio of expenses to average net assets excluding expenses
   paid indirectly...........................................       0.36%(a)     0.70%      0.64%      0.66%      0.65%
  Ratio of net investment income to average net assets
   excluding expenses paid indirectly........................       0.80%(a)     1.67%      1.10%      1.02%      0.98%*
  Portfolio turnover rate....................................      26.16%       31.74%     40.22%     80.80%    144.41%

                                                              ---------
                                                                Year
                                                               Ended
                                                              June 30,
                                                                1999
                                                              --------
Net Asset Value, Beginning of Period......................... $  12.70
                                                              ========
Income from Investment Operations:
  Net investment income......................................     0.24
  Net realized and unrealized gains/(losses) on investments
   and foreign currency transactions.........................     0.39
                                                              --------
   Total from investment operations..........................     0.63
                                                              --------
Distributions to Shareholders from:
  Net investment income......................................    (0.21)
  Net realized gains from investments and foreign currency
   transactions..............................................    (0.27)
                                                              --------
   Total distributions to shareholders.......................    (0.48)
                                                              --------
Net Asset Value, End of Period............................... $  12.85
                                                              ========
Total Return.................................................     5.20%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)................... $256,177
  Ratio of expenses to average net assets including expenses
   paid indirectly...........................................     0.69%
  Ratio of expenses to average net assets excluding expenses
   paid indirectly...........................................     0.69%
  Ratio of net investment income to average net assets
   excluding expenses paid indirectly........................     1.51%
  Portfolio turnover rate....................................    56.77%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) Annualized
(b) Not annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)

                                                                              Fixed Income Portfolio
                                                         ----------------------------------------------------------------
                                                          Six Months      Year      Year       Year      Year     Period
                                                            Ended        Ended     Ended      Ended     Ended     Ended
                                                         December 31,   June 30,  June 30,   June 30,  June 30,  June 30,
                                                             2003         2003      2002       2001      2000    1999(a)
                                                         ------------   --------  --------  --------   --------  --------
Net Asset Value, Beginning of Period....................   $  10.38     $  10.19  $   9.91  $   9.44   $   9.64  $  10.00
                                                           --------     --------  --------  --------   --------  --------
Income from Investment Operations:
  Net investment income.................................       0.21         0.50      0.60      0.64       0.62      0.58
  Net realized and unrealized gains/(losses) on
   investments..........................................      (0.18)        0.36      0.30      0.47      (0.20)    (0.28)
                                                           --------     --------  --------  --------   --------  --------
   Total from investment operations.....................       0.03         0.86      0.90      1.11       0.42      0.30
                                                           --------     --------  --------  --------   --------  --------
Distributions to Shareholders from:
  Net investment income.................................      (0.23)       (0.53)    (0.60)    (0.64)     (0.62)    (0.58)
  Net realized gains from investments...................         --        (0.14)    (0.02)       --         --     (0.08)
                                                           --------     --------  --------  --------   --------  --------
   Total distributions to shareholders..................      (0.23)       (0.67)    (0.62)    (0.64)     (0.62)    (0.66)
                                                           --------     --------  --------  --------   --------  --------
Net Asset Value, End of Period..........................   $  10.18     $  10.38  $  10.19  $   9.91   $   9.44  $   9.64
                                                           ========     ========  ========  ========   ========  ========
Total Return............................................       0.31%(c)     8.86%     9.11%    12.02%      4.49%     2.88%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)..............   $176,309     $147,172  $126,708  $128,137   $130,508  $108,074
  Ratio of expenses to average net assets excluding fee
   waivers/reimbursements...............................       0.42%(b)     0.44%     0.44%     0.47%*     0.46%     0.50%
  Ratio of expenses to average net assets...............       0.42%(b)     0.44%     0.44%     0.46%      0.46%     0.50%
  Ratio of net investment income to average net assets..       4.12%(b)     4.85%     5.80%     6.52%      6.52%     5.78%
  Portfolio turnover rate...............................     116.61%      181.20%   118.94%   130.52%    147.65%   146.78%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period July 1, 1998 (commencement of operations) through June 30, 1999.
(b) Annualized
(c) Not annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)

                                                                                 Intermediate Term
                                                                             Municipal Bond Portfolio
                                                         ----------------------------------------------------------------
                                                          Six Months      Year      Year       Year      Year     Period
                                                            Ended        Ended     Ended      Ended     Ended     Ended
                                                         December 31,   June 30,  June 30,   June 30,  June 30,  June 30,
                                                             2003         2003      2002       2001      2000    1999(a)
                                                         ------------   --------  --------  --------   --------  --------
Net Asset Value, Beginning of Period....................   $  10.35     $  10.04  $   9.89  $   9.56   $   9.79  $  10.00
                                                           --------     --------  --------  --------   --------  --------
Income from Investment Operations:
  Net investment income.................................       0.23         0.45      0.47      0.48       0.46      0.45
  Net realized and unrealized gains/(losses) on
   investments..........................................      (0.15)        0.31      0.13      0.33      (0.23)    (0.21)
                                                           --------     --------  --------  --------   --------  --------
   Total from investment operations.....................       0.08         0.76      0.60      0.81       0.23      0.24
                                                           --------     --------  --------  --------   --------  --------
Distributions to Shareholders from:
  Net investment income.................................      (0.23)       (0.45)    (0.45)    (0.48)     (0.46)    (0.45)
  Net realized gains from investments...................         --           --        --        --         --        --
                                                           --------     --------  --------  --------   --------  --------
   Total distributions to shareholders..................      (0.23)       (0.45)    (0.45)    (0.48)     (0.46)    (0.45)
                                                           --------     --------  --------  --------   --------  --------
Net Asset Value, End of Period..........................      10.20     $  10.35  $  10.04  $   9.89   $   9.56  $   9.79
                                                           ========     ========  ========  ========   ========  ========
Total Return............................................       0.78%(c)     7.70%     6.16%     8.61%      2.45%     2.44%
Ratios to Average Net Assets/Supplemental Data:
  Net assets, end of period (in thousands)..............   $290,894     $273,715  $254,032  $202,019   $199,566  $107,105
  Ratio of expenses to average net assets excluding fee
   waivers..............................................       0.41%(b)     0.43%     0.44%     0.47%*     0.46%     0.54%
  Ratio of expenses to average net assets...............       0.41%(b)     0.43%     0.44%     0.46%      0.46%     0.47%
  Ratio of net investment income to average net assets..       4.44%(b)     4.40%     4.74%     4.87%      4.84%     4.54%
  Portfolio turnover rate...............................       9.68%       18.41%    27.82%    31.02%     51.34%    42.24%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period July 1, 1998 (commencement of operations) through June 30, 1999.
(b) Annualized
(c) Not annualized

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)

                                                                   Fixed Income II Portfolio
                                                        -------------------------------------------
                                                         Six Months      Year      Year       Period
                                                           Ended        Ended     Ended       Ended
                                                        December 31,   June 30,  June 30,    June 30,
                                                            2003         2003      2002      2001(a)
                                                        ------------   --------  --------  --------
Net Asset Value, Beginning of Period...................   $  10.36     $  10.17  $  10.33  $  10.00
Income from Investment Operations:
 Net investment income.................................       0.14         0.56      0.65      0.54
 Net realized and unrealized gains/(losses) on
   investments, options, futures and foreign currency
   transactions........................................      (0.14)        0.28      0.13      0.33
   Total from investment operations....................         --         0.84      0.78      0.87
Distributions to Shareholders from:
 Net investment income.................................      (0.20)       (0.57)    (0.69)    (0.54)
 Net realized gains from investments, options,
   futures, and foreign currency transactions..........      (0.14)       (0.08)    (0.25)       --
   Total distributions to shareholders.................      (0.34)       (0.65)    (0.94)    (0.54)
Net Asset Value, End of Period.........................   $  10.02     $  10.36  $  10.17  $  10.33
Total Return...........................................       0.06%(c)     8.57%     7.74%     8.83%(c)
Ratios to Average Net Assets/Supplemental Data:
 Net assets, end of period (in thousands)..............   $164,243     $167,517  $175,449  $183,351
 Ratio of expenses to average net assets excluding fee
   waivers/reimbursements..............................       0.40%(b)     0.45%     0.47%     0.51%(b)
 Ratio of expenses to average net assets...............       0.40%(b)     0.45%     0.47%     0.51%(b)
 Ratio of net investment income to average net assets..       2.82%(b)     4.69%     6.21%     6.87%(b)
 Portfolio turnover rate...............................     321.30%      453.38%   475.78%   342.57%

--------
(a) For the period September 26, 2000 (commencement of operations) through June 30, 2001.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

THE HIRTLE CALLAGHAN TRUST
Financial Highlights
For a share outstanding throughout each period (Unaudited)

                                                                    High Yield Bond Portfolio
                                                        --------------------------------------------
                                                         Six Months      Year       Year       Period
                                                           Ended        Ended      Ended       Ended
                                                        December 31,   June 30,   June 30,    June 30,
                                                            2003         2003       2002      2001(a)
                                                        ------------   --------  --------   --------
Net Asset Value, Beginning of Period...................   $   7.46     $   6.90  $   8.34   $  10.00
Income from Investment Operations:
 Net investment income.................................       0.26         0.49      0.71       0.80
 Net realized and unrealized gains/(losses) on
   investments, futures and foreign currency
   transactions........................................       0.30         0.57     (1.46)     (1.69)
   Total from investment operations....................       0.56         1.06     (0.75)     (0.89)
Distributions to Shareholders from:
 Net investment income.................................      (0.30)       (0.50)    (0.69)     (0.77)
 Net realized gains from investments, futures, and
   foreign currency transactions.......................         --           --        --         --
   Total distributions to shareholders.................      (0.30)       (0.50)    (0.69)     (0.77)
Net Asset Value, End of Period.........................   $   7.72     $   7.46  $   6.90   $   8.34
Total Return...........................................       7.79%(c)    16.08%    (9.35)%    (9.13)%(c)
Ratios to Average Net Assets/Supplemental Data:
 Net assets, end of period (in thousands)..............   $205,979     $199,755  $161,206   $137,248
 Ratio of expenses to average net assets excluding fee
   waivers/reimbursements..............................       0.67%(b)     0.61%     0.57%      0.62%(b)*
 Ratio of expenses to average net assets...............       0.67%(b)     0.61%     0.57%      0.61%(b)
 Ratio of net investment income to average net assets..       6.43%(b)     7.73%     9.47%     11.80%(b)
 Portfolio turnover rate...............................      55.06%       60.95%    51.06%     33.23%

--------
* During the period, certain fees were waived or reimbursed. If such fees were not waived or reimbursed, the ratios would have been as indicated.
(a) For the period September 26, 2000 (commencement of operations) through June 30, 2001.
(b) Annualized.
(c) Not annualized.

See accompanying notes to financial statements.

                          THE HIRTLE CALLAGHAN TRUST

Trustees

DONALD E. CALLAGHAN*

JONATHAN J. HIRTLE*

ROSS H. GOODMAN

JARRETT B. KLING

RICHARD W. WORTHAM III

R. RICHARD WILLIAMS

* "Interested Person" as that term is defined in the Investment Company Act of
              1940.

--------------------------------------------------------------------------------

Sponsor                               Counsel
-------                               -------
Hirtle Callaghan & Co., Inc.          Drinker Biddle & Reath LLP
Five Tower Bridge                     One Logan Square--18th & Cherry Streets
300 Barr Harbor Drive, Suite 500      Philadelphia, Pennsylvania 19103-6996
West Conshohocken, Pennsylvania 19428

Administrator and Distributor         Independent Accountants
-----------------------------         -----------------------
BISYS Fund Services                   PricewaterhouseCoopers LLP
3435 Stelzer Road                     Two Commerce Square, Suite 1700
Columbus, Ohio 43219                  2001 Market Street
                                      Philadelphia, Pennsylvania 19103-7042
Custodian
---------
State Street Bank and Trust Company
280 Park Avenue
New York, New York 10017

This report is for the information of the shareholders of The Hirtle Callaghan Trust. Its use in connection with any offering of the Trust's shares is authorized only in case of a concurrent or prior delivery of the Trust's current prospectus.


2/04

Item 2. Code of Ethics.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

             (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Only effective for annual reports with periods ending on or after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

         (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

         (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities. Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 10. Controls and Procedures.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company's management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable - Only effective for annual reports.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940. Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Hirtle Callaghan Trust
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Robert J. Zion, Vice President, Secretary, and
                        --------------------------------------------------------
                          Treasurer
                        --------------------------------------------------------

Date          3/5/04
    --------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Donald E. Callaghan, Chairman and President,
                        --------------------------------------------------------

Date          3/5/04
    --------------------------

By (Signature and Title)* /s/ Robert J. Zion, Vice President, Secretary, and
                        --------------------------------------------------------
                          Treasurer
                        --------------------------------------------------------

Date          3/5/04
    --------------------------

* Print the name and title of each signing officer under his or her signature.